UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2012. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	4,725,582	$42,610,259
ATM Large Cap Portfolio‡	13,228,281	157,115,698
ATM Mid Cap Portfolio‡	847,318	8,973,820
ATM Small Cap Portfolio‡	501,856	5,685,915
EQ/AllianceBernstein Small Cap Growth Portfolio‡	227,264	4,052,705
EQ/BlackRock Basic Value Equity Portfolio‡	1,973,045	29,037,761
EQ/Boston Advisors Equity Income Portfolio‡	4,289,341	25,507,473
EQ/Core Bond Index Portfolio‡	55,610,999	572,681,663
EQ/Davis New York Venture Portfolio‡	92,711	951,096
EQ/GAMCO Small Company Value Portfolio‡	213,865	8,880,526
EQ/Global Bond PLUS Portfolio‡	2,537,553	25,879,984
EQ/Global Multi-Sector Equity Portfolio‡	846,914	10,282,196
EQ/Intermediate Government Bond Portfolio‡	76,132,863	798,853,421
EQ/International Core PLUS Portfolio‡	775,056	6,577,241
EQ/International Equity Index Portfolio‡	190,626	1,502,208
EQ/International ETF Portfolio‡	457,671	2,888,254
EQ/International Value PLUS Portfolio‡	336,779	3,522,459
EQ/Large Cap Core PLUS Portfolio‡	2,193,372	16,645,463
EQ/Large Cap Growth Index Portfolio‡	1,599,687	16,531,528
EQ/Large Cap Growth PLUS Portfolio‡	1,898,299	35,901,129
EQ/Large Cap Value PLUS Portfolio‡	1,193,145	13,077,237
EQ/MFS International Growth Portfolio‡	3,128,183	19,804,707
EQ/PIMCO Ultra Short Bond Portfolio‡	30,647,377	307,307,085
Multimanager Core Bond Portfolio‡	5,358,570	56,965,313
Multimanager International Equity Portfolio‡	268,070	2,603,372
Multimanager Large Cap Core Equity Portfolio‡	1,963,540	21,090,552
Multimanager Large Cap Value Portfolio‡	1,757,522	18,374,171
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,315,205
Multimanager Mid Cap Value Portfolio‡	406,996	3,923,291
Multimanager Multi-Sector Bond Portfolio‡	7,588,880	31,284,651
Multimanager Small Cap Growth Portfolio*‡	278,247	2,346,525

Total Investments (99.8%) (Cost $2,121,296,943)		2,254,172,908
Other Assets Less Liabilities (0.2%)		4,726,880

Net Assets (100%)		$2,258,899,788

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$41,059,958	$2,301,888	$4,435,181	$42,610,259	$—	$(8,256)
ATM Large Cap Portfolio	156,145,820	8,166,380	30,042,567	157,115,698	—	713,086
ATM Mid Cap Portfolio	14,935,574	381,041	8,095,403	8,973,820	—	(127,337)
ATM Small Cap Portfolio	7,699,746	1,493,225	4,388,889	5,685,915	—	30,047
EQ/AllianceBernstein Small Cap Growth Portfolio	3,658,639	207,620	294,307	4,052,705	—	48,740
EQ/BlackRock Basic Value Equity Portfolio	23,439,919	3,879,674	1,532,167	29,037,761	—	24,642
EQ/Boston Advisors Equity Income Portfolio	19,761,757	3,879,674	1,536,292	25,507,473	—	20,517
EQ/Core Bond Index Portfolio	673,599,483	37,051,536	156,866,521	572,681,663	27,914	(591,111)
EQ/Davis New York Venture Portfolio	857,552	—	—	951,096	—	—
EQ/GAMCO Small Company Value Portfolio	7,177,174	1,518,305	642,922	8,880,526	—	101,095
EQ/Global Bond PLUS Portfolio	79,326,022	4,727,687	56,509,469	25,879,984	122,309	2,671,851
EQ/Global Multi-Sector Equity Portfolio	9,495,734	600,491	1,037,511	10,282,196	14,042	362
EQ/Intermediate Government Bond Portfolio(a)	413,431,994	428,518,300	53,065,957	798,853,421	144,001	45,061
EQ/International Core PLUS Portfolio	6,446,417	496,183	1,018,806	6,577,241	2,958	130
EQ/International Equity Index Portfolio	3,566,347	43,908	2,245,188	1,502,208	—	41,877
EQ/International ETF Portfolio	3,602,731	16,245	998,257	2,888,254	8,328	9,661
EQ/International Value PLUS Portfolio	3,200,719	246,600	224,534	3,522,459	2,692	31
EQ/Large Cap Core PLUS Portfolio	15,072,986	910,060	1,556,520	16,645,463	2,202	28,473
EQ/Large Cap Growth Index Portfolio	15,667,549	879,674	2,378,201	16,531,528	—	178,608
EQ/Large Cap Growth PLUS Portfolio	43,002,156	2,301,888	14,142,150	35,901,129	—	1,634,776
EQ/Large Cap Value PLUS Portfolio	18,317,724	1,128,990	8,497,097	13,077,237	—	204,084
EQ/MFS International Growth Portfolio	9,795,304	9,443,377	1,399,366	19,804,707	2,204	2,685
EQ/PIMCO Ultra Short Bond Portfolio	277,036,209	54,767,454	28,927,160	307,307,085	8,961	(2,856)
Multimanager Core Bond Portfolio	230,890,285	9,497,152	176,036,003	56,965,313	1,024,493	9,931,837
Multimanager International Equity Portfolio	3,498,336	296,747	1,454,671	2,603,372	3,522	1,766
Multimanager Large Cap Core Equity Portfolio	21,039,885	1,172,898	3,829,442	21,090,552	—	246,303
Multimanager Large Cap Value Portfolio	21,296,207	1,260,715	6,573,771	18,374,171	—	451,104
Multimanager Mid Cap Growth Portfolio	5,586,411	26,345	2,437,626	3,315,205	—	447,112
Multimanager Mid Cap Value Portfolio	3,656,417	266,880	383,871	3,923,291	—	326
Multimanager Multi-Sector Bond Portfolio	106,410,462	8,664,413	82,684,049	31,284,651	—	2,987,635

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	$2,778,332	$117,290	$780,997	$2,346,525	$—	$76,578

	$2,241,453,849	$584,262,640	$654,014,895	$2,254,172,908	$1,363,626	$19,168,827

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,254,172,908	$—	$2,254,172,908

Total Assets	$—	$2,254,172,908	$—	$2,254,172,908

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,254,172,908	$—	$2,254,172,908

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$584,262,640
Net Proceeds of Sales and Redemptions:
Investment Companies	$671,674,533

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,051,330
Aggregate gross unrealized depreciation	(3,980,984)

Net unrealized appreciation	$132,070,346

Federal income tax cost of investments	$2,122,102,562

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	10,366,202	$93,471,349
ATM Large Cap Portfolio‡	18,826,935	223,612,345
ATM Mid Cap Portfolio‡	2,619,400	27,741,689
ATM Small Cap Portfolio‡	3,461,221	39,214,884
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	1,342,531	23,940,805
EQ/AXA Franklin Small Cap Value Core Portfolio‡	394,503	4,050,550
EQ/BlackRock Basic Value Equity Portfolio‡	2,632,737	38,746,598
EQ/Boston Advisors Equity Income Portfolio‡	6,474,233	38,500,398
EQ/Core Bond Index Portfolio‡	36,775,343	378,712,214
EQ/Davis New York Venture Portfolio‡	69,533	713,322
EQ/GAMCO Small Company Value Portfolio‡	423,407	17,581,499
EQ/Global Bond PLUS Portfolio‡	1,646,872	16,796,111
EQ/Global Multi-Sector Equity Portfolio‡	2,325,342	28,231,482
EQ/Intermediate Government Bond Portfolio‡	50,217,090	526,922,176
EQ/International Core PLUS Portfolio‡	1,452,181	12,323,418
EQ/International Equity Index Portfolio‡	494,330	3,895,507
EQ/International ETF Portfolio‡	1,154,072	7,283,069
EQ/International Value PLUS Portfolio‡	838,357	8,768,596
EQ/Large Cap Core PLUS Portfolio‡	3,108,842	23,592,949
EQ/Large Cap Growth Index Portfolio‡	2,024,698	20,923,686
EQ/Large Cap Growth PLUS Portfolio‡	2,611,994	49,398,722
EQ/Large Cap Value PLUS Portfolio‡	2,226,915	24,407,670
EQ/MFS International Growth Portfolio‡	6,296,971	39,866,491
EQ/Mid Cap Index Portfolio‡	388,422	3,596,283
EQ/PIMCO Ultra Short Bond Portfolio‡	20,249,624	203,046,837
EQ/Small Company Index Portfolio‡	307,351	3,163,566
Multimanager Core Bond Portfolio‡	3,673,067	39,047,246
Multimanager International Equity Portfolio‡	739,161	7,178,381
Multimanager Large Cap Core Equity Portfolio‡	2,138,415	22,968,898
Multimanager Large Cap Value Portfolio‡	2,651,004	27,715,157
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,219,215
Multimanager Mid Cap Value Portfolio‡	1,053,965	10,159,827
Multimanager Multi-Sector Bond Portfolio‡	5,033,851	20,751,717
Multimanager Small Cap Growth Portfolio*‡	332,499	2,804,049
Multimanager Small Cap Value Portfolio‡	258,103	2,839,394

Total Investments (99.9%) (Cost $1,822,081,971)		1,995,186,100
Other Assets Less Liabilities (0.1%)		1,683,488

Net Assets (100%)		$1,996,869,588

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$87,863,927	$8,386,870	$11,424,482	$93,471,349	$—	$8,974
ATM Large Cap Portfolio	228,417,537	4,665,551	40,837,999	223,612,345	—	2,936,313
ATM Mid Cap Portfolio	24,129,897	7,481,530	7,184,663	27,741,689	—	(49,370)
ATM Small Cap Portfolio	39,109,087	4,690,217	9,730,188	39,214,884	—	(1,550)
EQ/AllianceBernstein Small Cap Growth Portfolio	14,121,083	8,474,472	1,093,904	23,940,805	—	203,827
EQ/AXA Franklin Small Cap Value Core Portfolio	5,674,817	208,687	1,844,275	4,050,550	—	499,070
EQ/BlackRock Basic Value Equity Portfolio	37,142,355	2,321,718	5,004,221	38,746,598	—	479,143
EQ/Boston Advisors Equity Income Portfolio	32,075,606	2,621,718	1,431,807	38,500,398	—	51,557
EQ/Core Bond Index Portfolio	395,896,731	27,291,782	56,387,661	378,712,214	18,082	(61,140)
EQ/Davis New York Venture Portfolio	643,164	—	—	713,322	—	—
EQ/GAMCO Small Company Value Portfolio	16,065,721	258,292	581,638	17,581,499	—	61,312
EQ/Global Bond PLUS Portfolio	54,969,584	2,704,675	40,057,660	16,796,111	79,309	1,479,741
EQ/Global Multi-Sector Equity Portfolio	25,816,512	560,186	1,482,731	28,231,482	38,468	633
EQ/Intermediate Government Bond Portfolio(a)	293,203,112	263,651,303	36,483,484	526,922,176	94,023	47,736
EQ/International Core PLUS Portfolio	11,312,040	544,129	671,142	12,323,418	5,536	(1,832)
EQ/International Equity Index Portfolio	6,777,071	134,250	3,251,746	3,895,507	—	120,891
EQ/International ETF Portfolio	10,207,178	263,616	4,089,298	7,283,069	28,157	30,820
EQ/International Value PLUS Portfolio	7,996,243	470,875	448,696	8,768,596	6,719	(94)
EQ/Large Cap Core PLUS Portfolio	22,077,411	460,360	2,150,964	23,592,949	3,115	75,599
EQ/Large Cap Growth Index Portfolio	23,457,016	596,155	5,139,559	20,923,686	—	1,564,514
EQ/Large Cap Growth PLUS Portfolio	56,744,926	1,356,466	15,179,333	49,398,722	—	1,977,413
EQ/Large Cap Value PLUS Portfolio	28,831,300	700,498	7,429,551	24,407,670	—	1,571,194
EQ/MFS International Growth Portfolio	28,211,152	9,319,550	2,072,918	39,866,491	4,427	(3,394)
EQ/Mid Cap Index Portfolio	3,170,525	—	—	3,596,283	—	—
EQ/PIMCO Ultra Short Bond Portfolio	191,964,618	23,854,040	15,759,549	203,046,837	5,863	3,071
EQ/Small Company Index Portfolio	3,719,727	3,929	897,734	3,163,566	—	106,195
Multimanager Core Bond Portfolio	124,367,914	3,352,853	84,976,965	39,047,246	731,051	5,392,624
Multimanager International Equity Portfolio	7,672,571	143,876	1,379,861	7,178,381	9,626	(7,223)
Multimanager Large Cap Core Equity Portfolio	21,931,376	566,248	2,611,545	22,968,898	—	16,562
Multimanager Large Cap Value Portfolio	29,804,089	626,061	6,671,724	27,715,157	—	108,313
Multimanager Mid Cap Growth Portfolio	4,290,851	17,944	1,342,028	3,219,215	—	203,551

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Value Portfolio	$9,350,173	$86,400	$249,035	$10,159,827	$—	$2,059
Multimanager Multi-Sector Bond Portfolio	82,268,648	5,284,657	70,271,133	20,751,717	—	(2,178,471)
Multimanager Small Cap Growth Portfolio	5,369,072	134,250	3,021,125	2,804,049	—	151,512
Multimanager Small Cap Value Portfolio	3,640,607	104,344	1,310,559	2,839,394	—	(13,886)

	$1,938,293,641	$381,337,502	$442,469,178	$1,995,186,100	$1,024,376	$14,775,664

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,995,186,100	$—	$1,995,186,100

Total Assets	$—	$1,995,186,100	$—	$1,995,186,100

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,995,186,100	$—	$1,995,186,100

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$381,337,502
Net Proceeds of Sales and Redemptions:
Investment Companies	$455,983,118

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$190,972,685
Aggregate gross unrealized depreciation	(18,710,195)

Net unrealized appreciation	$172,262,490

Federal income tax cost of investments	$1,822,923,610

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	81,529,124	$735,142,651
ATM Large Cap Portfolio‡	108,018,173	1,282,959,610
ATM Mid Cap Portfolio‡	12,650,957	133,984,467
ATM Small Cap Portfolio‡	26,161,506	296,404,167
EQ/AllianceBernstein Small Cap Growth Portfolio‡	11,924,028	212,636,380
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,765,801	48,932,720
EQ/BlackRock Basic Value Equity Portfolio‡	13,320,393	196,039,274
EQ/Boston Advisors Equity Income Portfolio‡	31,442,636	186,980,302
EQ/Core Bond Index Portfolio‡	157,186,204	1,618,702,395
EQ/Davis New York Venture Portfolio‡	533,086	5,468,805
EQ/GAMCO Small Company Value Portfolio‡	3,291,026	136,656,256
EQ/Global Bond PLUS Portfolio‡	7,085,495	72,263,529
EQ/Global Multi-Sector Equity Portfolio‡	15,153,939	183,980,720
EQ/Intermediate Government Bond Portfolio‡	216,099,082	2,267,502,944
EQ/International Core PLUS Portfolio‡	11,843,881	100,508,882
EQ/International Equity Index Portfolio‡	2,375,378	18,718,887
EQ/International ETF Portfolio‡	10,317,913	65,113,876
EQ/International Value PLUS Portfolio‡	6,617,392	69,213,072
EQ/Large Cap Core PLUS Portfolio‡	17,186,181	130,425,643
EQ/Large Cap Growth Index Portfolio‡	9,857,133	101,865,846
EQ/Large Cap Growth PLUS Portfolio‡	16,602,926	313,998,931
EQ/Large Cap Value PLUS Portfolio‡	14,959,224	163,957,661
EQ/MFS International Growth Portfolio‡	46,724,792	295,817,378
EQ/Mid Cap Index Portfolio‡	1,185,685	10,977,903
EQ/PIMCO Ultra Short Bond Portfolio‡	85,797,749	860,310,369
EQ/Small Company Index Portfolio‡	1,858,083	19,125,250
Multimanager Core Bond Portfolio‡	15,630,920	166,167,502
Multimanager International Equity Portfolio‡	9,434,394	91,622,380
Multimanager Large Cap Core Equity Portfolio‡	10,312,587	110,768,387
Multimanager Large Cap Value Portfolio‡	16,616,767	173,721,476
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	13,618,473
Multimanager Mid Cap Value Portfolio‡	4,344,288	41,877,317
Multimanager Multi-Sector Bond Portfolio‡	20,065,376	82,718,176
Multimanager Small Cap Growth Portfolio*‡	5,212,683	43,959,851
Multimanager Small Cap Value Portfolio‡	1,537,359	16,912,485

Total Investments (100.0%) (Cost $9,346,817,213)		10,269,053,965
Other Assets Less Liabilities (0.0%)		1,433,220

Net Assets (100%)		$10,270,487,185

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$694,494,803	$54,428,863	$80,741,904	$735,142,651	$—	$98,676
ATM Large Cap Portfolio	1,315,012,777	2,745,129	210,998,932	1,282,959,610	—	20,550,980
ATM Mid Cap Portfolio	130,431,000	15,387,967	28,521,634	133,984,467	—	(254,115)
ATM Small Cap Portfolio	302,830,571	21,775,934	67,510,133	296,404,167	—	24,905
EQ/AllianceBernstein Small Cap Growth Portfolio	142,863,753	55,950,861	8,955,121	212,636,380	—	1,813,278
EQ/AXA Franklin Small Cap Value Core Portfolio	60,890,442	168,069	18,348,999	48,932,720	—	(131,658)
EQ/BlackRock Basic Value Equity Portfolio	175,301,178	7,184,310	8,883,781	196,039,274	—	218,066
EQ/Boston Advisors Equity Income Portfolio	166,137,937	7,180,115	12,021,855	186,980,302	—	840,381
EQ/Core Bond Index Portfolio	1,605,488,580	134,917,693	172,151,274	1,618,702,395	77,270	109,913
EQ/Davis New York Venture Portfolio	4,930,923	—	—	5,468,805	—	—
EQ/GAMCO Small Company Value Portfolio	120,554,741	8,211,528	6,207,209	136,656,256	—	470,016
EQ/Global Bond PLUS Portfolio	233,097,710	7,317,843	166,057,780	72,263,529	319,673	4,809,764
EQ/Global Multi-Sector Equity Portfolio	172,364,071	644,269	10,776,947	183,980,720	252,108	230,184
EQ/Intermediate Government Bond Portfolio(a)	1,335,021,713	1,095,339,498	191,224,056	2,267,502,944	400,947	404,287
EQ/International Core PLUS Portfolio	97,908,419	3,067,535	9,879,064	100,508,882	47,638	171,113
EQ/International Equity Index Portfolio	54,100,240	163,875	32,119,333	18,718,887	—	6,758,398
EQ/International ETF Portfolio	71,293,534	544,083	12,485,535	65,113,876	192,747	215,074
EQ/International Value PLUS Portfolio	63,730,720	3,017,157	3,408,897	69,213,072	53,283	68,833
EQ/Large Cap Core PLUS Portfolio	120,166,428	519,148	7,575,164	130,425,643	17,320	508,784
EQ/Large Cap Growth Index Portfolio	123,949,855	340,333	25,170,153	101,865,846	—	16,004,141
EQ/Large Cap Growth PLUS Portfolio	350,113,258	732,494	76,670,832	313,998,931	—	12,410,593
EQ/Large Cap Value PLUS Portfolio	201,439,159	448,184	44,709,968	163,957,661	—	18,869,609
EQ/MFS International Growth Portfolio	205,569,782	73,441,953	15,954,796	295,817,378	33,014	10,780
EQ/Mid Cap Index Portfolio	9,678,250	—	—	10,977,903	—	—
EQ/PIMCO Ultra Short Bond Portfolio	858,496,034	58,822,112	70,030,434	860,310,369	25,180	27,488
EQ/Small Company Index Portfolio	21,509,417	23,753	4,392,525	19,125,250	—	631,228
Multimanager Core Bond Portfolio	495,015,451	8,173,416	329,324,328	166,167,502	3,364,906	15,328,363
Multimanager International Equity Portfolio	107,127,492	300,494	22,782,265	91,622,380	136,619	3,195,465
Multimanager Large Cap Core Equity Portfolio	114,909,701	288,505	20,306,761	110,768,387	—	34,698
Multimanager Large Cap Value Portfolio	176,501,678	392,161	28,443,547	173,721,476	—	(936,417)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Growth Portfolio	$19,309,825	$31,097	$7,632,391	$13,618,473	$—	$67,310
Multimanager Mid Cap Value Portfolio	43,718,303	24,926	5,993,672	41,877,317	—	379,074
Multimanager Multi-Sector Bond Portfolio	398,661,029	11,619,266	388,605,384	82,718,176	—	(55,792,641)
Multimanager Small Cap Growth Portfolio	62,738,670	163,875	23,936,115	43,959,851	—	1,291,615
Multimanager Small Cap Value Portfolio	28,764,825	56,023	15,076,641	16,912,485	—	(254,194)

	$10,084,122,269	$1,573,422,469	$2,126,897,430	$10,269,053,965	$4,920,705	$48,173,991

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,269,053,965	$—	$10,269,053,965

Total Assets	$—	$10,269,053,965	$—	$10,269,053,965

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,269,053,965	$—	$10,269,053,965

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$1,573,422,469
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,168,570,876

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,064,438,282
Aggregate gross unrealized depreciation	(143,820,757)

Net unrealized appreciation	$920,617,525

Federal income tax cost of investments	$9,348,436,440

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	116,845,090	$1,053,584,357
ATM Large Cap Portfolio‡	165,702,894	1,968,095,876
ATM Mid Cap Portfolio‡	19,447,760	205,968,431
ATM Small Cap Portfolio‡	50,705,292	574,479,905
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,359,025	380,886,879
EQ/AXA Franklin Small Cap Value Core Portfolio‡	8,891,660	91,294,861
EQ/BlackRock Basic Value Equity Portfolio‡	16,767,292	246,768,074
EQ/Boston Advisors Equity Income Portfolio‡	37,226,820	221,377,180
EQ/Core Bond Index Portfolio‡	102,544,918	1,056,006,819
EQ/Davis New York Venture Portfolio‡	463,553	4,755,482
EQ/GAMCO Small Company Value Portfolio‡	4,035,747	167,579,972
EQ/Global Multi-Sector Equity Portfolio‡	18,240,388	221,452,642
EQ/Intermediate Government Bond Portfolio‡	144,199,746	1,513,071,434
EQ/International Core PLUS Portfolio‡	17,547,019	148,906,542
EQ/International Equity Index Portfolio‡	7,973,208	62,831,923
EQ/International ETF Portfolio‡	15,083,868	95,190,677
EQ/International Value PLUS Portfolio‡	11,604,664	121,376,280
EQ/Large Cap Core PLUS Portfolio‡	22,415,133	170,108,077
EQ/Large Cap Growth Index Portfolio‡	18,737,060	193,633,019
EQ/Large Cap Growth PLUS Portfolio‡	23,077,011	436,438,547
EQ/Large Cap Value PLUS Portfolio‡	28,004,515	306,938,036
EQ/MFS International Growth Portfolio‡	61,952,664	392,225,916
EQ/Mid Cap Index Portfolio‡	1,181,981	10,943,604
EQ/PIMCO Ultra Short Bond Portfolio‡	55,697,465	558,489,092
EQ/Small Company Index Portfolio‡	1,856,182	19,105,689
Multimanager Core Bond Portfolio‡	9,644,033	102,522,754
Multimanager International Equity Portfolio‡	15,255,516	148,154,368
Multimanager Large Cap Core Equity Portfolio‡	23,175,028	248,924,968
Multimanager Large Cap Value Portfolio‡	28,046,363	293,213,206
Multimanager Mid Cap Growth Portfolio*‡	1,111,425	10,831,361
Multimanager Mid Cap Value Portfolio‡	1,275,828	12,298,509
Multimanager Multi-Sector Bond Portfolio‡	13,537,539	55,807,603
Multimanager Small Cap Growth Portfolio*‡	16,757,538	141,320,477
Multimanager Small Cap Value Portfolio‡	6,282,499	69,113,764

Total Investments (100.0%) (Cost $9,889,904,086)		11,303,696,324
Other Assets Less Liabilities (0.0%)		3,129,171

Net Assets (100%)		$11,306,825,495

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$996,986,921	$45,993,141	$80,734,951	$1,053,584,357	$—	$(112,895)
ATM Large Cap Portfolio	1,955,002,146	1,761,027	256,660,362	1,968,095,876	—	29,636,663
ATM Mid Cap Portfolio	268,105,981	170,393	94,968,629	205,968,431	—	(314,005)
ATM Small Cap Portfolio	524,293,480	50,505,371	73,150,613	574,479,905	—	36,030
EQ/AllianceBernstein Small Cap Growth Portfolio	277,084,431	81,880,868	20,045,652	380,886,879	—	3,165,189
EQ/AXA Franklin Small Cap Value Core Portfolio	89,664,579	101,861	8,176,294	91,294,861	—	92,635
EQ/BlackRock Basic Value Equity Portfolio	233,660,532	182,188	15,856,617	246,768,074	—	272,010
EQ/Boston Advisors Equity Income Portfolio	208,192,805	156,722	16,978,870	221,377,180	—	2,082,525
EQ/Core Bond Index Portfolio	1,337,534,730	83,232,556	401,876,461	1,056,006,819	49,545	(2,629,325)
EQ/Davis New York Venture Portfolio	4,287,759	—	—	4,755,482	—	—
EQ/GAMCO Small Company Value Portfolio	124,245,458	41,841,311	14,269,375	167,579,972	—	664,306
EQ/Global Multi-Sector Equity Portfolio	210,784,383	507,606	16,570,095	221,452,642	303,885	(32,237)
EQ/Intermediate Government Bond Portfolio(a)	727,506,618	925,706,768	158,768,291	1,513,071,434	265,127	356,080
EQ/International Core PLUS Portfolio	140,112,641	3,690,588	8,680,652	148,906,542	67,193	(2,492)
EQ/International Equity Index Portfolio	113,771,575	101,861	45,830,433	62,831,923	—	11,038,496
EQ/International ETF Portfolio	110,385,398	644,129	24,264,292	95,190,677	277,970	468,936
EQ/International Value PLUS Portfolio	113,863,798	3,691,392	6,643,727	121,376,280	93,463	(32,799)
EQ/Large Cap Core PLUS Portfolio	163,379,128	464,889	16,779,786	170,108,077	22,616	913,089
EQ/Large Cap Growth Index Portfolio	228,709,209	233,118	39,470,417	193,633,019	—	30,292,675
EQ/Large Cap Growth PLUS Portfolio	448,359,304	509,303	63,932,304	436,438,547	—	17,412,341
EQ/Large Cap Value PLUS Portfolio	339,928,855	305,582	57,992,676	306,938,036	—	20,314,110
EQ/MFS International Growth Portfolio	272,607,109	104,314,217	26,887,698	392,225,916	43,839	416,629
EQ/Mid Cap Index Portfolio	9,648,011	—	—	10,943,604	—	—
EQ/PIMCO Ultra Short Bond Portfolio	552,751,279	61,525,415	64,195,431	558,489,092	16,112	49,213
EQ/Small Company Index Portfolio	16,814,472	23,728	—	19,105,689	—	23,728
Multimanager Core Bond Portfolio	430,294,528	18,366,648	338,425,588	102,522,754	1,944,208	12,536,358
Multimanager International Equity Portfolio	142,919,990	301,547	8,248,541	148,154,368	199,687	20,388
Multimanager Large Cap Core Equity Portfolio	243,318,850	229,186	28,616,301	248,924,968	—	(11,211)
Multimanager Large Cap Value Portfolio	295,071,038	229,186	44,271,351	293,213,206	—	(1,666,261)
Multimanager Mid Cap Growth Portfolio	16,927,863	12,920	7,065,277	10,831,361	—	680,261
Multimanager Mid Cap Value Portfolio	11,279,312	8,613	166,449	12,298,509	—	(2,757)
Multimanager Multi-Sector Bond Portfolio	135,515,802	9,223,199	90,272,351	55,807,603	—	1,819,962
Multimanager Small Cap Growth Portfolio	161,096,383	148,859	34,962,425	141,320,477	—	3,782,967

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$111,321,790	$90,066	$68,346,993	$69,113,764	$—	$(14,802,068)

	$11,015,426,158	$1,436,154,258	$2,133,108,902	$11,303,696,324	$3,283,645	$116,468,541

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,303,696,324	$—	$11,303,696,324

Total Assets	$—	$11,303,696,324	$—	$11,303,696,324

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,303,696,324	$—	$11,303,696,324

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$1,436,154,258
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,243,806,889

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,582,641,524
Aggregate gross unrealized depreciation	(169,616,508)

Net unrealized appreciation	$1,413,025,016

Federal income tax cost of investments	$9,890,671,308

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	38,397,572	$346,228,336
ATM Large Cap Portfolio‡	65,310,158	775,705,545
ATM Mid Cap Portfolio‡	6,288,671	66,602,409
ATM Small Cap Portfolio‡	16,773,425	190,039,251
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,943,045	105,979,930
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,691,951	37,907,003
EQ/BlackRock Basic Value Equity Portfolio‡	4,728,912	69,596,478
EQ/Boston Advisors Equity Income Portfolio‡	8,462,415	50,323,548
EQ/Core Bond Index Portfolio‡	9,167,479	94,406,634
EQ/GAMCO Small Company Value Portfolio‡	2,207,171	91,650,379
EQ/Global Multi-Sector Equity Portfolio‡	5,823,154	70,697,666
EQ/Intermediate Government Bond Portfolio‡	12,456,215	130,701,640
EQ/International Core PLUS Portfolio‡	5,731,468	48,638,064
EQ/International Equity Index Portfolio‡	6,196,493	48,830,732
EQ/International ETF Portfolio‡	5,185,570	32,724,890
EQ/International Value PLUS Portfolio‡	6,671,307	69,776,987
EQ/Large Cap Core PLUS Portfolio‡	8,128,590	61,687,733
EQ/Large Cap Growth Index Portfolio‡	10,279,089	106,226,426
EQ/Large Cap Growth PLUS Portfolio‡	8,265,927	156,327,403
EQ/Large Cap Value PLUS Portfolio‡	15,752,328	172,650,328
EQ/MFS International Growth Portfolio‡	25,114,158	158,999,195
EQ/Mid Cap Index Portfolio‡	590,191	5,464,399
EQ/PIMCO Ultra Short Bond Portfolio‡	4,946,785	49,602,360
EQ/Small Company Index Portfolio‡	583,840	6,009,462
Multimanager Core Bond Portfolio‡	1,023,525	10,880,777
Multimanager International Equity Portfolio‡	3,520,728	34,191,644
Multimanager Large Cap Core Equity Portfolio‡	9,281,789	99,696,494
Multimanager Large Cap Value Portfolio‡	15,188,456	158,789,068
Multimanager Mid Cap Growth Portfolio*‡	656,627	6,399,144
Multimanager Mid Cap Value Portfolio‡	586,904	5,657,537
Multimanager Multi-Sector Bond Portfolio‡	1,578,534	6,507,401
Multimanager Small Cap Growth Portfolio*‡	6,973,738	58,811,262
Multimanager Small Cap Value Portfolio‡	495,448	5,450,428

Total Investments (99.8%) (Cost $2,773,804,654)		3,333,160,553
Other Assets Less Liabilities (0.2%)		5,706,397

Net Assets (100%)		$3,338,866,950

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$328,327,692	$23,721,355	$34,362,999	$346,228,336	$—	$(81,507)
ATM Large Cap Portfolio	740,962,246	7,030,512	80,247,909	775,705,545	—	4,960,554
ATM Mid Cap Portfolio	99,548,247	480,388	45,237,755	66,602,409	—	51,689
ATM Small Cap Portfolio	192,775,299	6,905,980	35,215,721	190,039,251	—	56,717
EQ/AllianceBernstein Small Cap Growth Portfolio	87,422,409	14,180,157	7,588,659	105,979,930	—	1,230,779
EQ/AXA Franklin Small Cap Value Core Portfolio	39,034,978	450,187	5,753,315	37,907,003	—	65,000
EQ/BlackRock Basic Value Equity Portfolio	67,705,276	720,110	6,283,090	69,596,478	—	876,305
EQ/Boston Advisors Equity Income Portfolio	48,110,900	517,432	4,900,745	50,323,548	—	752,955
EQ/Core Bond Index Portfolio	133,628,309	4,562,853	46,796,270	94,406,634	4,631	189,131
EQ/GAMCO Small Company Value Portfolio	79,910,326	8,435,289	5,681,785	91,650,379	—	680,695
EQ/Global Multi-Sector Equity Portfolio	63,229,246	4,697,093	5,419,778	70,697,666	96,844	4,641
EQ/Intermediate Government Bond Portfolio(a)	51,025,458	87,442,816	9,409,272	130,701,640	23,914	23,351
EQ/International Core PLUS Portfolio	35,865,538	12,849,724	3,541,664	48,638,064	21,952	(1,812)
EQ/International Equity Index Portfolio	48,317,982	480,388	3,203,162	48,830,732	—	486,281
EQ/International ETF Portfolio	32,210,099	486,031	2,716,702	32,724,890	95,296	86,117
EQ/International Value PLUS Portfolio	66,415,246	511,552	3,158,549	69,776,987	53,579	2,432
EQ/Large Cap Core PLUS Portfolio	63,341,261	713,411	11,020,696	61,687,733	8,200	508,685
EQ/Large Cap Growth Index Portfolio	106,359,874	900,374	12,845,912	106,226,426	—	5,290,717
EQ/Large Cap Growth PLUS Portfolio	152,150,759	1,928,394	15,634,000	156,327,403	—	5,466,901
EQ/Large Cap Value PLUS Portfolio	175,976,873	1,328,145	22,453,587	172,650,328	—	6,222,895
EQ/MFS International Growth Portfolio	112,145,717	43,702,686	12,649,827	158,999,195	17,761	13,677
EQ/Mid Cap Index Portfolio	4,817,479	—	—	5,464,399	—	—
EQ/PIMCO Ultra Short Bond Portfolio	52,930,662	1,451,685	5,568,055	49,602,360	1,499	260
EQ/Small Company Index Portfolio	5,288,788	7,464	—	6,009,462	—	7,463
Multimanager Core Bond Portfolio	38,716,759	2,876,935	29,881,662	10,880,777	190,803	1,303,286
Multimanager International Equity Portfolio	34,057,885	421,411	3,369,499	34,191,644	46,256	20,763
Multimanager Large Cap Core Equity Portfolio	93,319,750	877,959	7,609,216	99,696,494	—	(1,049)
Multimanager Large Cap Value Portfolio	145,451,430	900,374	8,142,209	158,789,068	—	(5,580)
Multimanager Mid Cap Growth Portfolio	5,659,251	31,570	87,045	6,399,144	—	2,710
Multimanager Mid Cap Value Portfolio	5,158,733	21,047	59,683	5,657,537	—	154
Multimanager Multi-Sector Bond Portfolio	11,430,071	2,680,264	7,743,292	6,507,401	—	193,942
Multimanager Small Cap Growth Portfolio	58,295,987	502,803	6,754,835	58,811,262	—	213,071
Multimanager Small Cap Value Portfolio	5,327,599	22,415	499,031	5,450,428	—	29,431

	$3,184,918,129	$231,838,804	$443,835,924	$3,333,160,553	$560,735	$28,650,654

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

(a)	Formerly known as EQ/Intermediate Government Bond Index Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,333,160,553	$—	$3,333,160,553

Total Assets	$—	$3,333,160,553	$—	$3,333,160,553

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,333,160,553	$—	$3,333,160,553

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$231,838,804
Net Proceeds of Sales and Redemptions:
Investment Companies	$471,000,963

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,477,232
Aggregate gross unrealized depreciation	(55,012,342)

Net unrealized appreciation	$558,464,890

Federal income tax cost of investments	$2,774,695,663

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (0.1%)
Allison Transmission Holdings, Inc.	8,200	$164,984
BorgWarner, Inc.*	9,273	640,857
Dana Holding Corp.	9,800	120,540
Delphi Automotive plc*	23,000	713,000
Drew Industries, Inc.*	1,400	42,294
Gentex Corp.	11,900	202,419
Gentherm, Inc.*	1,800	22,392
Goodyear Tire & Rubber Co.*	20,593	251,029
Tenneco, Inc.*	4,300	120,400

		2,277,915

Automobiles (0.4%)
Harley-Davidson, Inc.	16,200	686,394
Tesla Motors, Inc.*	162,100	4,746,288

		5,432,682

Distributors (0.1%)
Genuine Parts Co.	10,900	665,227
LKQ Corp.*	24,036	444,666
Pool Corp.	3,200	133,056

		1,242,949

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	59,854
Apollo Group, Inc., Class A*	10,961	318,417
Bridgepoint Education, Inc.*	1,425	14,464
Grand Canyon Education, Inc.*	2,000	47,060
H&R Block, Inc.	12,800	221,824
Hillenbrand, Inc.	3,408	61,992
ITT Educational Services, Inc.*	3,000	96,690
K12, Inc.*	2,197	44,379
Sotheby’s, Inc.	6,600	207,900
Steiner Leisure Ltd.*	800	37,240
Universal Technical Institute, Inc.	1,961	26,866
Weight Watchers International, Inc.	1,968	103,910

		1,240,596

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	1,100	27,060
Ameristar Casinos, Inc.	2,398	42,684
Apollo Global Management LLC, Class A	234,460	3,437,184
Brinker International, Inc.	5,300	187,090
Carnival Corp.	45,300	1,650,732
CEC Entertainment, Inc.	2,094	63,071
Chipotle Mexican Grill, Inc.*	13,579	4,311,876
Choice Hotels International, Inc.	200	6,398
Cracker Barrel Old Country Store, Inc.	2,100	140,931
Ctrip.com International Ltd. (ADR)*	132,016	2,228,430
Darden Restaurants, Inc.	12,000	669,000
Denny’s Corp.*	7,700	37,345
DineEquity, Inc.*	2,200	123,200
Dunkin’ Brands Group, Inc.	5,700	166,411
Einstein Noah Restaurant Group, Inc.	200	3,538
International Game Technology	10,953	143,375
Interval Leisure Group, Inc.	3,592	67,997
Las Vegas Sands Corp.	162,613	7,540,365
Life Time Fitness, Inc.*	296	13,539
Marriott International, Inc., Class A	16,446	643,039
McDonald’s Corp.	121,507	11,148,267
Morgans Hotel Group Co.*	1,800	11,556
Panera Bread Co., Class A*	2,200	375,958
Papa John’s International, Inc.*	1,400	74,774
Peet’s Coffee & Tea, Inc.*	1,100	80,674
Penn National Gaming, Inc.*	3,500	150,850
Pinnacle Entertainment, Inc.*	3,134	38,391
Ruth’s Hospitality Group, Inc.*	900	5,733
Scientific Games Corp., Class A*	7,600	62,852
Shuffle Master, Inc.*	7,000	110,670
Sonic Corp.*	6,900	70,863
Starbucks Corp.	195,870	9,940,402
Starwood Hotels & Resorts Worldwide, Inc.	39,400	2,283,624
Texas Roadhouse, Inc.	6,300	107,730
Wyndham Worldwide Corp.	10,200	535,296
Wynn Resorts Ltd.	35,814	4,134,368
Yum! Brands, Inc.	33,096	2,195,589

		52,830,862

Household Durables (0.2%)
D.R. Horton, Inc.	29,500	608,880
Garmin Ltd.	4,000	166,960
iRobot Corp.*	68,570	1,560,653
Jarden Corp.	3,800	200,792
NVR, Inc.*	300	253,350
Tempur-Pedic International, Inc.*	6,368	190,340
Tupperware Brands Corp.	5,400	289,386

		3,270,361

Internet & Catalog Retail (2.5%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	7,833
Amazon.com, Inc.*	95,609	24,315,281
Blue Nile, Inc.*	1,500	55,635
Expedia, Inc.	2,991	172,999
Groupon, Inc.*	121,000	575,960
Liberty Interactive Corp.*	101,095	1,870,257
Liberty Ventures*	5,054	250,881
Netflix, Inc.*	10,900	593,396
Nutrisystem, Inc.	2,500	26,325
Overstock.com, Inc.*	1,300	13,468
PetMed Express, Inc.	1,900	19,076
priceline.com, Inc.*	14,692	9,090,381
TripAdvisor, Inc.*	5,691	187,405

		37,178,897

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	422,733
Mattel, Inc.	18,383	652,229
Polaris Industries, Inc.	3,800	307,306
Smith & Wesson Holding Corp.*	8,200	90,282

		1,472,550

Media (3.1%)
AMC Networks, Inc., Class A*	21,422	932,286
Arbitron, Inc.	2,200	83,380
Cablevision Systems Corp. - New York Group, Class A	192,690	3,054,137
CBS Corp., Class B	35,280	1,281,722
Charter Communications, Inc., Class A*	4,100	307,787
Cinemark Holdings, Inc.	8,000	179,440
Comcast Corp., Class A	288,317	10,188,826
Crown Media Holdings, Inc., Class A*	400	668
DIRECTV*	76,867	4,032,443
Discovery Communications, Inc., Class A*	19,800	1,180,674
DISH Network Corp., Class A	10,700	327,527
Global Sources Ltd.*	1,540	10,102
Interpublic Group of Cos., Inc.	13,300	147,896
John Wiley & Sons, Inc., Class A	3,300	151,635
Lamar Advertising Co., Class A*	300	11,118

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Liberty Global, Inc., Class A*	29,695	$1,803,971
Liberty Media Corp. - Liberty Capital*	19,683	2,050,378
Madison Square Garden Co., Class A*	39,747	1,600,612
McGraw-Hill Cos., Inc.	18,235	995,449
Morningstar, Inc.	3,300	206,712
National CineMedia, Inc.	224	3,667
News Corp., Class A	50,400	1,236,312
Omnicom Group, Inc.	20,713	1,067,962
Regal Entertainment Group, Class A	4,227	59,474
Scripps Networks Interactive, Inc., Class A	26,666	1,632,759
Sirius XM Radio, Inc.*	320,700	833,820
Time Warner Cable, Inc.	21,900	2,081,814
Value Line, Inc.	100	976
Viacom, Inc., Class B	78,660	4,215,389
Virgin Media, Inc.	22,600	665,344
Walt Disney Co.	101,140	5,287,599
World Wrestling Entertainment, Inc., Class A	42,700	343,735

		45,975,614

Multiline Retail (0.7%)
Big Lots, Inc.*	4,600	136,068
Dollar General Corp.*	156,650	8,073,741
Dollar Tree, Inc.*	17,400	839,985
Family Dollar Stores, Inc.	8,703	577,009
Kohl’s Corp.	3,533	180,960
Macy’s, Inc.	4,200	158,004
Nordstrom, Inc.	11,173	616,526
Target Corp.	2,700	171,369

		10,753,662

Specialty Retail (3.4%)
Aaron’s, Inc.	850	23,639
Advance Auto Parts, Inc.	5,100	349,044
Aeropostale, Inc.*	8,050	108,917
American Eagle Outfitters, Inc.	10,600	223,448
America’s Car-Mart, Inc.*	900	40,923
Ascena Retail Group, Inc.*	8,604	184,556
AutoNation, Inc.*	4,700	205,249
AutoZone, Inc.*	2,714	1,003,284
Bed Bath & Beyond, Inc.*	33,305	2,098,215
Buckle, Inc.	2,900	131,747
CarMax, Inc.*	5,500	155,650
Cato Corp., Class A	2,606	77,424
Dick’s Sporting Goods, Inc.	7,400	383,690
DSW, Inc., Class A	600	40,032
Finish Line, Inc., Class A	1,100	25,014
Foot Locker, Inc.	5,300	188,150
Gap, Inc.	21,200	758,536
GNC Holdings, Inc., Class A	5,200	202,644
hhgregg, Inc.*	1,000	6,900
Home Depot, Inc.	216,764	13,086,043
Limited Brands, Inc.	18,300	901,458
Lowe’s Cos., Inc.	93,000	2,812,320
Lumber Liquidators Holdings, Inc.*	2,000	101,360
O’Reilly Automotive, Inc.*	8,783	734,434
PetSmart, Inc.	7,600	524,248
Ross Stores, Inc.	16,800	1,085,280
Sally Beauty Holdings, Inc.*	10,163	254,990
Systemax, Inc.*	400	4,724
Tiffany & Co.	10,039	621,213
TJX Cos., Inc.	156,470	7,008,291
Tractor Supply Co.	89,682	8,868,653
Ulta Salon Cosmetics & Fragrance, Inc.	79,800	7,685,139
Urban Outfitters, Inc.*	10,752	403,845
Williams-Sonoma, Inc.	4,400	193,468
Zumiez, Inc.*	1,600	44,368

		50,536,896

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	3,400	183,056
Cherokee, Inc.	300	4,368
Coach, Inc.	21,614	1,210,816
Crocs, Inc.*	3,900	63,219
Deckers Outdoor Corp.*	2,800	102,592
Fifth & Pacific Cos., Inc.*	6,868	87,773
Fossil, Inc.*	14,100	1,194,270
G-III Apparel Group Ltd.*	700	25,130
Hanesbrands, Inc.*	8,200	261,416
Maidenform Brands, Inc.*	2,500	51,200
Michael Kors Holdings Ltd.*	13,900	739,202
NIKE, Inc., Class B	91,507	8,684,929
Oxford Industries, Inc.	1,300	73,385
PVH Corp.	4,500	421,740
Ralph Lauren Corp.	6,668	1,008,402
Steven Madden Ltd.*	3,327	145,456
True Religion Apparel, Inc.	2,344	49,998
Under Armour, Inc., Class A*	159,800	8,921,634
VF Corp.	6,100	972,096

		24,200,682

Total Consumer Discretionary		236,413,666

Consumer Staples (6.1%)
Beverages (1.6%)
Anheuser-Busch InBev N.V. (ADR)	20,742	1,781,945
Brown-Forman Corp., Class B	9,900	645,975
Coca-Cola Bottling Co. Consolidated	300	20,430
Coca-Cola Co.	271,012	10,279,485
Coca-Cola Enterprises, Inc.	5,636	176,238
Diageo plc (ADR)	16,675	1,879,773
Dr. Pepper Snapple Group, Inc.	15,800	703,574
Monster Beverage Corp.*	17,000	920,720
National Beverage Corp.*	100	1,516
PepsiCo, Inc.	108,371	7,669,416

		24,079,072

Food & Staples Retailing (1.5%)
Arden Group, Inc., Class A	100	9,702
Costco Wholesale Corp.	31,169	3,120,796
CVS Caremark Corp.	18,100	876,402
Fresh Market, Inc.*	4,200	251,916
Harris Teeter Supermarkets, Inc.	3,500	135,940
Kroger Co.	39,300	925,122
Pantry, Inc.*	300	4,365
Pricesmart, Inc.	1,200	90,864
Safeway, Inc.	8,800	141,592
Sysco Corp.	21,637	676,589
United Natural Foods, Inc.*	3,400	198,730
Wal-Mart Stores, Inc.	92,505	6,826,869
Whole Foods Market, Inc.	93,634	9,119,952

		22,378,839

Food Products (1.2%)
Alico, Inc.	200	6,246
Campbell Soup Co.	10,850	377,797
Darling International, Inc.*	9,000	164,610
Dean Foods Co.*	11,100	181,485
Flowers Foods, Inc.	7,650	154,377
General Mills, Inc.	34,276	1,365,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Green Mountain Coffee Roasters, Inc.*	9,000	$213,750
H.J. Heinz Co.	13,364	747,716
Hain Celestial Group, Inc.*	2,900	182,700
Hershey Co.	34,583	2,451,589
Hillshire Brands Co.	10,030	268,603
Hormel Foods Corp.	5,200	152,048
Ingredion, Inc.	4,400	242,704
Kellogg Co.	16,303	842,213
Kraft Foods, Inc., Class A	91,980	3,803,373
Lifeway Foods, Inc.	400	3,800
McCormick & Co., Inc. (Non-Voting)	9,249	573,808
Mead Johnson Nutrition Co.	90,828	6,655,876

		18,388,593

Household Products (0.6%)
Church & Dwight Co., Inc.	5,900	318,541
Clorox Co.	2,200	158,510
Colgate-Palmolive Co.	42,798	4,588,802
Kimberly-Clark Corp.	24,479	2,099,809
Procter & Gamble Co.	14,007	971,525

		8,137,187

Personal Products (0.1%)
Avon Products, Inc.	30,360	484,242
Estee Lauder Cos., Inc., Class A	15,428	949,902
Herbalife Ltd.	10,600	502,440
Inter Parfums, Inc.	100	1,830
Nu Skin Enterprises, Inc., Class A	4,000	155,320
USANA Health Sciences, Inc.*	500	23,235

		2,116,969

Tobacco (1.1%)
Altria Group, Inc.	111,193	3,712,734
Lorillard, Inc.	9,100	1,059,695
Philip Morris International, Inc.	124,734	11,218,576
Reynolds American, Inc.	7,300	316,382
Star Scientific, Inc.*	1,100	3,806

		16,311,193

Total Consumer Staples		91,411,853

Energy (4.8%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	4,000	181,800
Cameron International Corp.*	13,266	743,825
CARBO Ceramics, Inc.	1,400	88,088
Dresser-Rand Group, Inc.*	7,000	385,770
Dril-Quip, Inc.*	2,400	172,512
FMC Technologies, Inc.*	49,900	2,310,370
Halliburton Co.	81,250	2,737,312
Heckmann Corp.*	593,854	2,494,187
Helmerich & Payne, Inc.	6,300	299,943
Lufkin Industries, Inc.	2,200	118,404
Nabors Industries Ltd.*	51,200	718,336
National Oilwell Varco, Inc.	94,171	7,544,039
Oceaneering International, Inc.	7,700	425,425
Oil States International, Inc.*	3,100	246,326
RPC, Inc.	5,400	64,206
Schlumberger Ltd.	108,531	7,850,047
Weatherford International Ltd.*	295,470	3,746,560

		30,127,150

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Petroleum Corp.	58,082	4,061,093
Apco Oil and Gas International, Inc.	1,200	19,308
Berry Petroleum Co., Class A	3,700	150,331
BPZ Resources, Inc.*	9,200	26,312
Cabot Oil & Gas Corp.	14,800	664,520
Cameco Corp.	97,410	1,894,625
Cheniere Energy, Inc.*	14,600	227,030
Cimarex Energy Co.	15,200	889,960
Clean Energy Fuels Corp.*	4,600	60,582
Cobalt International Energy, Inc.*	12,100	269,467
Concho Resources, Inc.*	7,600	720,100
Contango Oil & Gas Co.*	1,100	54,054
Continental Resources, Inc.*	3,000	230,700
CVR Energy, Inc.*	6,000	220,500
Denbury Resources, Inc.*	279,597	4,518,288
Energy XXI Bermuda Ltd.	5,400	188,730
EOG Resources, Inc.	26,900	3,014,145
FX Energy, Inc.*	3,300	24,618
Golar LNG Ltd.	2,400	92,616
Gulfport Energy Corp.*	3,600	112,536
Isramco, Inc.*	200	23,200
Kinder Morgan, Inc.	270,670	9,614,198
Kosmos Energy Ltd.*	8,400	95,676
Laredo Petroleum Holdings, Inc.*	8,100	178,038
Noble Energy, Inc.	23,840	2,210,206
Northern Oil and Gas, Inc.*	1,700	28,883
Occidental Petroleum Corp.	19,140	1,647,188
Panhandle Oil and Gas, Inc., Class A	600	18,402
Pioneer Natural Resources Co.	12,500	1,305,000
Range Resources Corp.	30,967	2,163,664
Rosetta Resources, Inc.*	3,800	182,020
SM Energy Co.	3,700	200,207
Southwestern Energy Co.*	23,188	806,479
Suncor Energy, Inc.	39,290	1,290,677
Sunoco, Inc.	6,300	295,029
VAALCO Energy, Inc.*	1,500	12,825
Valero Energy Corp.	67,130	2,126,678
Venoco, Inc.*	1,600	19,008
W&T Offshore, Inc.	2,400	45,072
Warren Resources, Inc.*	4,700	14,288
Whiting Petroleum Corp.*	3,900	184,782
Williams Cos., Inc.	60,700	2,122,679
World Fuel Services Corp.	4,100	146,001

		42,169,715

Total Energy		72,296,865

Financials (4.0%)
Capital Markets (0.7%)
Affiliated Managers Group, Inc.*	3,700	455,100
BGC Partners, Inc., Class A	1,500	7,350
BlackRock, Inc.	10,275	1,832,032
Charles Schwab Corp.	114,420	1,463,432
Cohen & Steers, Inc.	800	23,696
Diamond Hill Investment Group, Inc.	200	15,336
Duff & Phelps Corp., Class A	2,100	28,581
Eaton Vance Corp.	10,011	289,919
Epoch Holding Corp.	800	18,480
Federated Investors, Inc., Class B	6,200	128,278
Franklin Resources, Inc.	13,415	1,677,814
GAMCO Investors, Inc., Class A	200	9,950
Greenhill & Co., Inc.	2,400	124,200
ICG Group, Inc.*	1,900	19,304
Lazard Ltd., Class A	6,900	201,687
LPL Financial Holdings, Inc.	4,400	125,576
Pzena Investment Management, Inc., Class A	500	2,605
SEI Investments Co.	10,900	233,805
State Street Corp.	30,570	1,282,717
T. Rowe Price Group, Inc.	18,402	1,164,847
TD Ameritrade Holding Corp.	43,200	663,984

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc., Class A	7,500	$245,775
Westwood Holdings Group, Inc.	400	15,604

		10,030,072

Commercial Banks (0.8%)
Arrow Financial Corp.	973	24,325
Signature Bank/New York*	2,900	194,532
U.S. Bancorp	122,593	4,204,940
Wells Fargo & Co.	198,341	6,848,714
Westamerica Bancorp	1,978	93,065

		11,365,576

Consumer Finance (0.3%)
American Express Co.	71,087	4,042,007
EZCORP, Inc., Class A*	4,336	99,424

		4,141,431

Diversified Financial Services (0.5%)
Citigroup, Inc.	90,960	2,976,211
IntercontinentalExchange, Inc.*	4,995	666,383
JPMorgan Chase & Co.	73,010	2,955,445
Leucadia National Corp.	7,200	163,800
Moody’s Corp.	16,426	725,537
MSCI, Inc.*	8,741	312,840

		7,800,216

Insurance (0.5%)
Allied World Assurance Co. Holdings AG	2,000	154,500
American International Group, Inc.*	140,936	4,621,291
Aon plc	3,300	172,557
Arch Capital Group Ltd.*	4,200	175,056
Arthur J. Gallagher & Co.	8,300	297,306
Brown & Brown, Inc.	5,900	153,813
Erie Indemnity Co., Class A	2,200	141,394
Marsh & McLennan Cos., Inc.	30,300	1,028,079
Travelers Cos., Inc.	11,800	805,468
Validus Holdings Ltd.	5,000	169,550

		7,719,014

Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	1,300	32,266
Alexander’s, Inc. (REIT)	100	42,749
American Campus Communities, Inc. (REIT)	3,500	153,580
American Tower Corp. (REIT)	28,588	2,040,897
Apartment Investment & Management Co. (REIT), Class A	6,600	171,534
Associated Estates Realty Corp. (REIT)	700	10,612
Boston Properties, Inc. (REIT)	1,800	199,098
BRE Properties, Inc. (REIT)	3,200	150,048
Camden Property Trust (REIT)	3,600	232,164
Digital Realty Trust, Inc. (REIT)	6,711	468,763
DuPont Fabros Technology, Inc. (REIT)	600	15,150
Equity Lifestyle Properties, Inc. (REIT)	1,900	129,428
Equity Residential (REIT)	3,000	172,590
Essex Property Trust, Inc. (REIT)	2,500	370,600
Extra Space Storage, Inc. (REIT)	5,300	176,225
Federal Realty Investment Trust (REIT)	3,000	315,900
HCP, Inc. (REIT)	3,700	164,576
Highwoods Properties, Inc. (REIT)	4,700	153,314
Home Properties, Inc. (REIT)	2,800	171,556
Kilroy Realty Corp. (REIT)	3,300	147,774
Mid-America Apartment Communities, Inc. (REIT)	2,700	176,337
Omega Healthcare Investors, Inc. (REIT)	7,400	168,202
Plum Creek Timber Co., Inc. (REIT)	11,300	495,392
Post Properties, Inc. (REIT)	3,200	153,472
Potlatch Corp. (REIT)	1,929	72,087
PS Business Parks, Inc. (REIT)	400	26,728
Public Storage (REIT)	10,030	1,395,875
Rayonier, Inc. (REIT)	8,700	426,387
Regency Centers Corp. (REIT)	3,800	185,174
Saul Centers, Inc. (REIT)	500	22,200
Simon Property Group, Inc. (REIT)	17,850	2,709,809
Tanger Factory Outlet Centers (REIT)	5,076	164,107
Taubman Centers, Inc. (REIT)	2,100	161,133
Universal Health Realty Income Trust (REIT)	900	41,382
Washington Real Estate Investment Trust (REIT)	547	14,671
Weyerhaeuser Co. (REIT)	11,100	290,154

		11,821,934

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	23,591	434,310
Tejon Ranch Co.*	900	27,036
Zillow, Inc., Class A*	55,170	2,327,071

		2,788,417

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,719,120
New York Community Bancorp, Inc.	112,500	1,593,000
People’s United Financial, Inc.	11,600	140,824

		3,452,944

Total Financials		59,119,604

Health Care (14.1%)
Biotechnology (5.4%)
Affymax, Inc.*	900	18,954
Alexion Pharmaceuticals, Inc.*	90,896	10,398,502
Alnylam Pharmaceuticals, Inc.*	4,300	80,797
AMAG Pharmaceuticals, Inc.*	2,000	35,480
Amgen, Inc.	98,805	8,331,238
Arena Pharmaceuticals, Inc.*	7,588	63,132
ARIAD Pharmaceuticals, Inc.*	11,600	281,010
ArQule, Inc.*	3,300	16,863
Array BioPharma, Inc.*	3,900	22,854
BioCryst Pharmaceuticals, Inc.*	2,500	10,600
Biogen Idec, Inc.*	109,278	16,307,556
BioMarin Pharmaceutical, Inc.*	7,200	289,944
BioMimetic Therapeutics, Inc.*	33,407	137,303
Celgene Corp.*	109,083	8,333,941
Celldex Therapeutics, Inc.*	1,200	7,560
Cepheid, Inc.*	124,907	4,310,541
Cubist Pharmaceuticals, Inc.*	4,400	209,792
Curis, Inc.*	184,710	764,699
Cytori Therapeutics, Inc.*	1,700	7,497
Dendreon Corp.*	11,619	56,120
Dyax Corp.*	4,500	11,700
Emergent Biosolutions, Inc.*	2,300	32,683
Exelixis, Inc.*	12,700	61,214
Genomic Health, Inc.*	43,424	1,506,379
Gilead Sciences, Inc.*	151,434	10,044,617
Halozyme Therapeutics, Inc.*	8,500	64,260
Idenix Pharmaceuticals, Inc.*	2,000	9,140
Immunogen, Inc.*	17,300	252,580
Immunomedics, Inc.*	5,300	18,603

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	6,200	$111,910
InterMune, Inc.*	4,700	42,159
Isis Pharmaceuticals, Inc.*	39,560	556,609
Lexicon Pharmaceuticals, Inc.*	1,900	4,408
Ligand Pharmaceuticals, Inc., Class B*	1,383	23,719
MannKind Corp.*	4,949	14,253
Medivation, Inc.*	6,800	383,248
Momenta Pharmaceuticals, Inc.*	4,500	65,565
Myriad Genetics, Inc.*	44,800	1,209,152
Neurocrine Biosciences, Inc.*	3,100	24,738
Novavax, Inc.*	4,700	10,152
NPS Pharmaceuticals, Inc.*	3,800	35,150
Onyx Pharmaceuticals, Inc.*	4,500	380,250
Opko Health, Inc.*	3,900	16,302
Orexigen Therapeutics, Inc.*	1,600	9,136
Osiris Therapeutics, Inc.*	1,200	13,260
PDL BioPharma, Inc.	14,400	110,736
Pharmacyclics, Inc.*	37,100	2,392,950
Progenics Pharmaceuticals, Inc.*	2,200	6,314
Regeneron Pharmaceuticals, Inc.*	50,000	7,633,000
Rigel Pharmaceuticals, Inc.*	3,000	30,750
Sangamo BioSciences, Inc.*	3,000	18,240
Seattle Genetics, Inc.*	9,600	258,720
SIGA Technologies, Inc.*	2,771	8,867
Spectrum Pharmaceuticals, Inc.*	3,469	40,587
Synta Pharmaceuticals Corp.*	1,400	10,668
United Therapeutics Corp.*	4,142	231,455
Vanda Pharmaceuticals, Inc.*	2,614	10,534
Vertex Pharmaceuticals, Inc.*	107,230	5,999,519
Vical, Inc.*	6,900	29,808

		81,367,718

Health Care Equipment & Supplies (2.5%)
Abaxis, Inc.*	2,700	96,984
ABIOMED, Inc.*	2,800	58,772
Accuray, Inc.*	3,410	24,143
Align Technology, Inc.*	166,300	6,148,111
Analogic Corp.	1,100	85,987
Atrion Corp.	100	22,150
Baxter International, Inc.	36,514	2,200,334
Becton, Dickinson and Co.	13,225	1,038,956
C.R. Bard, Inc.	6,053	633,446
Cerus Corp.*	557,020	1,893,868
Conceptus, Inc.*	3,800	77,178
Cooper Cos., Inc.	18,010	1,701,225
Covidien plc	42,295	2,513,169
Cyberonics, Inc.*	62,500	3,276,250
DENTSPLY International, Inc.	4,200	160,188
DexCom, Inc.*	5,033	75,646
Edwards Lifesciences Corp.*	19,696	2,114,760
Endologix, Inc.*	5,900	81,538
Exactech, Inc.*	600	10,698
Given Imaging Ltd.*	163,859	2,387,426
Hansen Medical, Inc.*	1,400	2,730
HeartWare International, Inc.*	800	75,592
ICU Medical, Inc.*	1,176	71,124
IDEXX Laboratories, Inc.*	22,190	2,204,576
Insulet Corp.*	3,600	77,688
Integra LifeSciences Holdings Corp.*	2,300	94,530
Intuitive Surgical, Inc.*	6,506	3,224,569
IRIS International, Inc.*	1,500	29,280
MAKO Surgical Corp.*	2,600	45,266
Medtronic, Inc.	39,102	1,686,078
Merit Medical Systems, Inc.*	4,500	67,185
Natus Medical, Inc.*	2,200	28,754
Neogen Corp.*	1,800	76,860
NxStage Medical, Inc.*	1,200	15,852
OraSure Technologies, Inc.*	3,600	40,032
Orthofix International N.V.*	1,609	72,003
Quidel Corp.*	2,300	43,539
ResMed, Inc.	13,000	526,110
RTI Biologics, Inc.*	4,400	18,348
Sirona Dental Systems, Inc.*	4,000	227,840
Spectranetics Corp.*	2,600	38,350
St. Jude Medical, Inc.	16,911	712,460
Stryker Corp.	31,403	1,747,891
Thoratec Corp.*	4,700	162,620
Varian Medical Systems, Inc.*	8,313	501,440
Volcano Corp.*	2,500	71,425
Zimmer Holdings, Inc.	2,500	169,050

		36,632,021

Health Care Providers & Services (1.8%)
Air Methods Corp.*	900	107,433
AMERIGROUP Corp.*	2,400	219,432
AmerisourceBergen Corp.	17,699	685,128
AMN Healthcare Services, Inc.*	2,600	26,156
Bio-Reference Labs, Inc.*	1,800	51,444
BioScrip, Inc.*	4,447	40,512
Cardinal Health, Inc.	52,230	2,035,403
Catamaran Corp.*	13,604	1,332,784
Corvel Corp.*	700	31,325
DaVita, Inc.*	6,831	707,760
Emeritus Corp.*	1,600	33,504
Ensign Group, Inc.	1,800	55,089
Express Scripts Holding Co.*	173,706	10,886,155
HCA Holdings, Inc.	5,800	192,850
Henry Schein, Inc.*	3,517	278,793
HMS Holdings Corp.*	6,000	200,580
IPC The Hospitalist Co., Inc.*	1,517	69,327
Laboratory Corp. of America Holdings*	7,381	682,521
Landauer, Inc.	400	23,888
McKesson Corp.	32,958	2,835,377
MWI Veterinary Supply, Inc.*	1,400	149,352
National Research Corp.	100	5,027
Patterson Cos., Inc.	6,100	208,864
Providence Service Corp.*	800	10,392
Quest Diagnostics, Inc.	2,713	172,085
Tenet Healthcare Corp.*	31,500	197,505
U.S. Physical Therapy, Inc.	1,000	27,630
UnitedHealth Group, Inc.	93,895	5,202,722
Universal Health Services, Inc., Class B	6,434	294,227
WellPoint, Inc.	2,200	127,622

		26,890,887

Health Care Technology (0.6%)
athenahealth, Inc.*	92,280	8,468,536
Cerner Corp.*	11,600	897,956
Computer Programs & Systems, Inc.	1,300	72,215
MedAssets, Inc.*	4,765	84,817
Omnicell, Inc.*	2,500	34,750
Quality Systems, Inc.	3,800	70,490

		9,628,764

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	24,626	946,870
Charles River Laboratories International, Inc.*	300	11,880
Compugen Ltd.*	153,415	576,840
Covance, Inc.*	5,491	256,375
Fluidigm Corp.*	96,290	1,636,930

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	120,682	$5,816,872
Life Technologies Corp.*	2,892	141,361
Luminex Corp.*	5,000	97,200
Mettler-Toledo International, Inc.*	2,900	495,146
Sequenom, Inc.*	4,900	17,297
Techne Corp.	3,200	230,208
Thermo Fisher Scientific, Inc.	32,500	1,911,975
Waters Corp.*	6,500	541,645

		12,680,599

Pharmaceuticals (2.9%)
Abbott Laboratories	137,869	9,452,299
Acura Pharmaceuticals, Inc.*	700	1,218
Akorn, Inc.*	4,600	60,812
Allergan, Inc.	54,425	4,984,241
Bristol-Myers Squibb Co.	152,671	5,152,646
Cadence Pharmaceuticals, Inc.*	2,900	11,368
Depomed, Inc.*	4,100	24,231
Eli Lilly and Co.	26,127	1,238,681
Endo Health Solutions, Inc.*	8,300	263,276
Forest Laboratories, Inc.*	157,395	5,604,836
Impax Laboratories, Inc.*	5,689	147,686
Jazz Pharmaceuticals plc*	53,800	3,067,138
Johnson & Johnson	60,130	4,143,558
MAP Pharmaceuticals, Inc.*	600	9,342
Medicines Co.*	4,200	108,402
Merck & Co., Inc.	47,510	2,142,701
Mylan, Inc.*	28,265	689,666
Obagi Medical Products, Inc.*	1,400	17,374
Optimer Pharmaceuticals, Inc.*	3,700	52,244
Pain Therapeutics, Inc.*	2,800	14,140
Perrigo Co.	6,900	801,573
Pozen, Inc.*	2,100	13,923
Questcor Pharmaceuticals, Inc.*	4,100	75,850
Salix Pharmaceuticals Ltd.*	4,100	173,594
Santarus, Inc.*	5,801	51,513
Sciclone Pharmaceuticals, Inc.*	5,800	32,190
Sucampo Pharmaceuticals, Inc., Class A*	700	3,521
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	608,727
Valeant Pharmaceuticals International, Inc.*	36,350	2,009,065
Vivus, Inc.*	8,400	149,688
Warner Chilcott plc, Class A	75,800	1,023,300
Watson Pharmaceuticals, Inc.*	19,000	1,618,040
XenoPort, Inc.*	3,500	40,110

		43,786,953

Total Health Care		210,986,942

Industrials (7.5%)
Aerospace & Defense (2.1%)
Aerovironment, Inc.*	1,700	39,899
B/E Aerospace, Inc.*	6,500	273,650
Boeing Co.	71,699	4,991,684
Cubic Corp.	1,439	72,036
DigitalGlobe, Inc.*	1,478	30,137
GenCorp, Inc.*	4,600	43,654
HEICO Corp.	3,750	145,088
Hexcel Corp.*	7,000	168,140
Honeywell International, Inc.	55,971	3,344,267
L-3 Communications Holdings, Inc.	35,065	2,514,511
Lockheed Martin Corp.	17,168	1,603,148
National Presto Industries, Inc.	459	33,452
Precision Castparts Corp.	51,674	8,440,431
Rockwell Collins, Inc.	10,989	589,450
Spirit AeroSystems Holdings, Inc., Class A*	3,446	76,536
Taser International, Inc.*	5,100	30,753
Teledyne Technologies, Inc.*	1,000	63,390
Textron, Inc.	6,100	159,637
TransDigm Group, Inc.*	3,472	492,573
United Technologies Corp.	99,477	7,788,054

		30,900,490

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	11,711	685,679
Expeditors International of Washington, Inc.	15,083	548,418
FedEx Corp.	1,700	143,854
Forward Air Corp.	1,173	35,671
Hub Group, Inc., Class A*	1,900	56,392
United Parcel Service, Inc., Class B	82,248	5,886,489

		7,356,503

Airlines (0.2%)
Alaska Air Group, Inc.*	4,700	164,782
Allegiant Travel Co.*	1,415	89,654
Copa Holdings S.A., Class A	400	32,508
Delta Air Lines, Inc.*	36,141	331,052
Southwest Airlines Co.	97,400	854,198
United Continental Holdings, Inc.*	53,152	1,036,464

		2,508,658

Building Products (0.1%)
AAON, Inc.	1,650	32,488
Armstrong World Industries, Inc.	1,200	55,644
Fortune Brands Home & Security, Inc.*	6,800	183,668
Masco Corp.	25,475	383,399
Trex Co., Inc.*	1,900	64,828
USG Corp.*	600	13,170

		733,197

Commercial Services & Supplies (0.4%)
American Reprographics Co.*	3,000	12,810
Cintas Corp.	4,200	174,090
Clean Harbors, Inc.*	3,400	166,090
Copart, Inc.*	11,538	319,949
Covanta Holding Corp.	200	3,432
Deluxe Corp.	3,500	106,960
EnerNOC, Inc.*	1,185	15,381
Healthcare Services Group, Inc.	7,800	178,386
InnerWorkings, Inc.*	2,600	33,852
Interface, Inc.	4,300	56,803
Iron Mountain, Inc.	9,893	337,450
Knoll, Inc.	6,000	83,700
Mine Safety Appliances Co.	2,266	84,454
Multi-Color Corp.	800	18,528
Portfolio Recovery Associates, Inc.*	1,811	189,123
Rollins, Inc.	7,000	163,730
Standard Parking Corp.*	500	11,215
Stericycle, Inc.*	7,300	660,796
Team, Inc.*	1,500	47,775
Tyco International Ltd.	45,185	2,542,108
U.S. Ecology, Inc.	1,300	28,054
Waste Connections, Inc.	7,756	234,619

		5,469,305

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	152,360
Fluor Corp.	30,250	1,702,470
MYR Group, Inc.*	1,650	32,917

		1,887,747

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.4%)
Acuity Brands, Inc.	2,600	$164,554
AMETEK, Inc.	20,715	734,347
AZZ, Inc.	2,298	87,278
Babcock & Wilcox Co.*	9,264	235,954
Cooper Industries plc	7,700	577,962
Emerson Electric Co.	58,554	2,826,402
General Cable Corp.*	400	11,752
Hubbell, Inc., Class B	3,400	274,516
II-VI, Inc.*	4,400	83,688
Polypore International, Inc.*	2,800	98,980
Rockwell Automation, Inc.	9,900	688,545
Roper Industries, Inc.	7,172	788,131
Vicor Corp.*	1,600	10,672

		6,582,781

Industrial Conglomerates (0.8%)
3M Co.	63,143	5,835,676
Carlisle Cos., Inc.	1,675	86,966
Danaher Corp.	95,408	5,261,751
General Electric Co.	60,530	1,374,637
Raven Industries, Inc.	2,600	76,518

		12,635,548

Machinery (1.7%)
Actuant Corp., Class A	3,923	112,276
Caterpillar, Inc.	45,670	3,929,447
CLARCOR, Inc.	2,298	102,560
Colfax Corp.*	1,700	62,339
Cummins, Inc.	54,464	5,022,125
Deere & Co.	29,867	2,463,729
Donaldson Co., Inc.	13,200	458,172
Dynamic Materials Corp.	1,000	15,020
Flow International Corp.*	3,100	11,470
Flowserve Corp.	3,393	433,422
Gorman-Rupp Co.	1,500	40,500
Graco, Inc.	4,610	231,791
Graham Corp.	800	14,456
IDEX Corp.	5,600	233,912
Illinois Tool Works, Inc.	28,100	1,671,107
Ingersoll-Rand plc	18,700	838,134
Joy Global, Inc.	7,933	444,724
Lincoln Electric Holdings, Inc.	5,900	230,395
Lindsay Corp.	1,000	71,970
Manitowoc Co., Inc.	2,900	38,686
Met-Pro Corp.	1,200	10,740
Nordson Corp.	4,920	288,410
Omega Flex, Inc.*	300	3,183
PACCAR, Inc.	5,618	224,860
Pall Corp.	34,245	2,174,215
Parker Hannifin Corp.	4,800	401,184
Proto Labs, Inc.*	48,392	1,636,617
RBC Bearings, Inc.*	1,800	86,580
Sauer-Danfoss, Inc.	800	32,168
Snap-on, Inc.	2,400	172,488
SPX Corp.	2,200	143,902
Stanley Black & Decker, Inc.	25,510	1,945,138
Sun Hydraulics Corp.	1,350	35,870
Tennant Co.	2,300	98,486
Timken Co.	4,500	167,220
Toro Co.	4,200	167,076
Valmont Industries, Inc.	1,600	210,400
WABCO Holdings, Inc.*	4,600	265,282
Wabtec Corp.	3,400	272,986
Woodward, Inc.	4,800	163,104
Xylem, Inc.	6,200	155,930

		25,082,074

Marine (0.0%)
Kirby Corp.*	1,037	57,325

Professional Services (0.2%)
Acacia Research Corp.*	3,307	90,645
Advisory Board Co.*	2,600	124,358
CDI Corp.	100	1,703
Dun & Bradstreet Corp.	4,249	338,305
Equifax, Inc.	7,600	354,008
Exponent, Inc.*	1,800	102,762
Huron Consulting Group, Inc.*	2,700	94,014
IHS, Inc., Class A*	8,930	869,335
Insperity, Inc.	2,600	65,598
Nielsen Holdings N.V.*	5,200	155,896
Robert Half International, Inc.	13,212	351,836
Verisk Analytics, Inc., Class A*	9,800	466,578

		3,015,038

Road & Rail (0.8%)
Avis Budget Group, Inc.*	6,628	101,939
Celadon Group, Inc.	2,003	32,188
Con-way, Inc.	2,020	55,287
CSX Corp.	49,200	1,020,900
Genesee & Wyoming, Inc., Class A*	2,800	187,208
Heartland Express, Inc.	2,800	37,408
Hertz Global Holdings, Inc.*	17,400	238,902
J.B. Hunt Transport Services, Inc.	7,723	401,905
Kansas City Southern	5,000	378,900
Landstar System, Inc.	3,300	156,024
Norfolk Southern Corp.	11,100	706,293
Old Dominion Freight Line, Inc.*	856	25,817
Union Pacific Corp.	73,365	8,708,426

		12,051,197

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	99,208
Fastenal Co.	43,208	1,857,512
Houston Wire & Cable Co.	1,400	15,064
Kaman Corp.	2,098	75,234
MSC Industrial Direct Co., Inc., Class A	3,700	249,602
TAL International Group, Inc.	300	10,194
Titan Machinery, Inc.*	600	12,168
United Rentals, Inc.*	6,600	215,886
W.W. Grainger, Inc.	4,102	854,734

		3,389,602

Total Industrials		111,669,465

Information Technology (29.4%)
Communications Equipment (2.4%)
Acme Packet, Inc.*	3,800	64,980
ADTRAN, Inc.	4,400	76,032
Anaren, Inc.*	1,339	26,767
Arris Group, Inc.*	27,371	350,075
Aruba Networks, Inc.*	131,300	2,952,280
Ciena Corp.*	2,836	38,570
Cisco Systems, Inc.	125,570	2,397,131
F5 Networks, Inc.*	45,600	4,774,320
Harris Corp.	3,369	172,560
Infinera Corp.*	10,300	56,444
InterDigital, Inc.	3,100	115,568
Ixia*	2,100	33,747
Juniper Networks, Inc.*	100,900	1,726,399
Loral Space & Communications, Inc.	1,058	75,224

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	20,400	$1,031,220
NETGEAR, Inc.*	500	19,070
QUALCOMM, Inc.	340,446	21,274,471
Riverbed Technology, Inc.*	10,900	253,643
ShoreTel, Inc.*	3,000	12,270
ViaSat, Inc.*	2,361	88,254

		35,539,025

Computers & Peripherals (8.1%)
3D Systems Corp.*	2,600	85,410
Apple, Inc.	128,662	85,851,006
EMC Corp.*	321,147	8,757,679
Fusion-io, Inc.*	466,522	14,121,621
Immersion Corp.*	1,200	6,564
NCR Corp.*	11,360	264,802
NetApp, Inc.*	17,100	562,248
SanDisk Corp.*	88,015	3,822,491
Seagate Technology plc	70,125	2,173,875
Silicon Graphics International Corp.*	387,903	3,529,917
Stratasys, Inc.*	32,780	1,783,232
Super Micro Computer, Inc.*	1,600	19,248
Western Digital Corp.	6,700	259,491

		121,237,584

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	11,360	668,877
Anixter International, Inc.	200	11,492
Badger Meter, Inc.	1,800	65,502
Cognex Corp.	607	20,990
Daktronics, Inc.	2,700	25,677
Dolby Laboratories, Inc., Class A*	21,200	694,300
DTS, Inc.*	1,400	32,592
Echelon Corp.*	2,400	9,216
FARO Technologies, Inc.*	1,400	57,848
FEI Co.	4,106	219,671
FLIR Systems, Inc.	12,888	257,438
IPG Photonics Corp.*	1,600	91,680
Jabil Circuit, Inc.	11,300	211,536
Maxwell Technologies, Inc.*	1,500	12,180
MTS Systems Corp.	500	26,775
Multi-Fineline Electronix, Inc.*	1,300	29,315
National Instruments Corp.	6,500	163,605
OSI Systems, Inc.*	1,000	77,840
Plexus Corp.*	1,118	33,864
TE Connectivity Ltd.	49,780	1,693,018
Trimble Navigation Ltd.*	10,300	490,898
Universal Display Corp.*	2,300	79,074

		4,973,388

Internet Software & Services (4.8%)
Akamai Technologies, Inc.*	27,419	1,049,051
AOL, Inc.*	5,900	207,857
Baidu, Inc. (ADR)*	41,486	4,846,395
Blucora, Inc.*	1,600	28,496
comScore, Inc.*	1,500	22,875
Constant Contact, Inc.*	2,900	50,460
Cornerstone OnDemand, Inc.*	108,913	3,339,273
CoStar Group, Inc.*	2,488	202,871
DealerTrack Holdings, Inc.*	4,700	130,895
Dice Holdings, Inc.*	1,300	10,946
eBay, Inc.*	132,898	6,433,592
Equinix, Inc.*	28,468	5,865,831
Facebook, Inc., Class A*	153,145	3,315,589
Google, Inc., Class A*	30,416	22,948,872
IAC/InterActiveCorp	3,400	177,004
j2 Global, Inc.	4,900	160,818
LinkedIn Corp., Class A*	78,677	9,472,711
Liquidity Services, Inc.*	1,200	60,252
LivePerson, Inc.*	5,500	99,605
Move, Inc.*	4,800	41,376
NIC, Inc.	6,200	91,760
Rackspace Hosting, Inc.*	152,890	10,104,500
Stamps.com, Inc.*	1,100	25,454
support.com, Inc.*	2,600	10,998
VeriSign, Inc.*	10,200	496,638
Vocus, Inc.*	1,300	26,078
XO Group, Inc.*	2,300	19,205
Yelp, Inc.*	72,734	1,967,455
Zix Corp.*	9,600	27,552

		71,234,409

IT Services (4.1%)
Accenture plc, Class A	111,499	7,808,275
Alliance Data Systems Corp.*	4,580	650,131
Automatic Data Processing, Inc.	35,659	2,091,757
Broadridge Financial Solutions, Inc.	12,969	302,567
CACI International, Inc., Class A*	500	25,895
Cardtronics, Inc.*	1,000	29,780
Cass Information Systems, Inc.	550	23,083
Cognizant Technology Solutions Corp., Class A*	68,564	4,793,995
CSG Systems International, Inc.*	1,500	33,735
DST Systems, Inc.	700	39,592
ExlService Holdings, Inc.*	1,200	35,400
Fiserv, Inc.*	8,409	622,518
FleetCor Technologies, Inc.*	4,100	183,680
Forrester Research, Inc.	1,300	37,401
Gartner, Inc.*	5,200	239,668
Genpact Ltd.	9,900	165,132
Global Payments, Inc.	7,000	292,810
Hackett Group, Inc.*	3,300	13,794
Heartland Payment Systems, Inc.	4,700	148,896
iGATE Corp.*	1,800	32,706
International Business Machines Corp.	76,274	15,823,041
Jack Henry & Associates, Inc.	9,701	367,668
Lionbridge Technologies, Inc.*	9,400	33,088
Mastercard, Inc., Class A	15,423	6,963,176
MAXIMUS, Inc.	2,930	174,980
MoneyGram International, Inc.*	1,287	19,228
NeuStar, Inc., Class A*	1,600	64,048
Paychex, Inc.	21,172	704,816
SAIC, Inc.	9,236	111,201
Teradata Corp.*	96,585	7,283,475
TNS, Inc.*	3,200	47,840
Total System Services, Inc.	9,700	229,890
Vantiv, Inc., Class A*	6,500	140,075
VeriFone Systems, Inc.*	6,100	169,885
Virtusa Corp.*	500	8,885
Visa, Inc., Class A	79,866	10,724,406
Western Union Co.	47,559	866,525
Wright Express Corp.*	2,700	188,244

		61,491,286

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	146,406

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	43,800	147,606
Altera Corp.	25,174	855,538
Analog Devices, Inc.	4,099	160,640
Atmel Corp.*	131,100	689,586
ATMI, Inc.*	782	14,522

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Avago Technologies Ltd.	16,100	$561,326
Broadcom Corp., Class A*	155,371	5,372,729
Cabot Microelectronics Corp.	212	7,450
CEVA, Inc.*	1,200	17,256
Cree, Inc.*	40,245	1,027,455
Cypress Semiconductor Corp.*	13,400	143,648
Exar Corp.*	300	2,400
GT Advanced Technologies, Inc.*	1,700	9,265
Intel Corp.	314,295	7,128,211
Lam Research Corp.*	4,459	141,729
Linear Technology Corp.	19,142	609,673
LSI Corp.*	39,800	275,018
Maxim Integrated Products, Inc.	10,186	271,151
Mellanox Technologies Ltd.*	9,501	964,637
MEMC Electronic Materials, Inc.*	2,100	5,775
Micrel, Inc.	427	4,449
Microchip Technology, Inc.	14,581	477,382
Monolithic Power Systems, Inc.*	4,055	80,086
NVE Corp.*	400	23,676
NVIDIA Corp.*	354,923	4,734,673
Power Integrations, Inc.	2,800	85,204
Rambus, Inc.*	9,000	49,860
Skyworks Solutions, Inc.*	14,994	353,334
Teradyne, Inc.*	10,600	150,732
Texas Instruments, Inc.	52,471	1,445,576
Ultratech, Inc.*	1,900	59,622
Veeco Instruments, Inc.*	2,300	69,046
Volterra Semiconductor Corp.*	2,100	45,927
Xilinx, Inc.	34,500	1,152,645

		27,137,827

Software (7.9%)
Actuate Corp.*	4,900	34,447
Adobe Systems, Inc.*	85,387	2,771,662
Advent Software, Inc.*	2,800	68,796
American Software, Inc., Class A	1,200	9,792
ANSYS, Inc.*	7,541	553,509
Ariba, Inc.*	6,900	309,120
Autodesk, Inc.*	42,961	1,433,609
Blackbaud, Inc.	5,000	119,600
BMC Software, Inc.*	12,595	522,567
Bottomline Technologies, Inc.*	2,617	64,614
BroadSoft, Inc.*	154,800	6,349,896
CA, Inc.	5,900	152,013
Cadence Design Systems, Inc.*	19,100	245,721
Check Point Software Technologies Ltd.*	22,060	1,062,410
Citrix Systems, Inc.*	32,162	2,462,644
Compuware Corp.*	2,800	27,748
Concur Technologies, Inc.*	2,900	213,817
Deltek, Inc.*	1,306	17,004
Ebix, Inc.	1,500	35,415
EPIQ Systems, Inc.	3,002	40,287
FactSet Research Systems, Inc.	3,600	347,112
FalconStor Software, Inc.*	3,100	7,285
Fortinet, Inc.*	110,300	2,662,642
Guidewire Software, Inc.*	71,700	2,226,285
Informatica Corp.*	21,400	744,934
Interactive Intelligence Group, Inc.*	1,100	33,055
Intuit, Inc.	46,277	2,724,790
JDA Software Group, Inc.*	2,324	73,857
Kenexa Corp.*	2,900	132,907
Manhattan Associates, Inc.*	2,000	114,540
Mentor Graphics Corp.*	500	7,740
MICROS Systems, Inc.*	6,900	338,928
Microsoft Corp.#	663,699	19,764,956
NetScout Systems, Inc.*	2,000	51,020
NetSuite, Inc.*	131,100	8,364,180
Nuance Communications, Inc.*	48,000	1,194,720
OPNET Technologies, Inc.	1,000	34,070
Oracle Corp.	324,814	10,228,393
Parametric Technology Corp.*	13,400	292,120
Pegasystems, Inc.	1,900	55,176
PROS Holdings, Inc.*	1,000	19,070
QLIK Technologies, Inc.*	5,000	112,050
Red Hat, Inc.*	150,315	8,558,936
Rovi Corp.*	8,538	123,886
Salesforce.com, Inc.*	94,278	14,395,308
ServiceNow, Inc.*	52,360	2,025,285
SolarWinds, Inc.*	161,226	8,986,737
Solera Holdings, Inc.	5,945	260,807
Sourcefire, Inc.*	97,004	4,756,106
Splunk, Inc.*	75,394	2,768,468
Symantec Corp.*	10,500	189,000
Synchronoss Technologies, Inc.*	1,700	38,930
Synopsys, Inc.*	6,100	201,422
Take-Two Interactive Software, Inc.*	890	9,283
TIBCO Software, Inc.*	30,247	914,367
Tyler Technologies, Inc.*	3,100	136,462
Ultimate Software Group, Inc.*	41,500	4,237,150
VASCO Data Security International, Inc.*	2,200	20,636
VMware, Inc., Class A*	38,337	3,708,721
Websense, Inc.*	5,300	82,945
Zynga, Inc., Class A*	26,200	74,408

		117,513,358

Total Information Technology		439,273,283

Materials (3.1%)
Chemicals (2.1%)
Airgas, Inc.	4,800	395,040
Albemarle Corp.	3,549	186,961
Balchem Corp.	2,250	82,642
Calgon Carbon Corp.*	6,600	94,446
Celanese Corp.	13,324	505,113
CF Industries Holdings, Inc.	1,018	226,240
E.I. du Pont de Nemours & Co.	66,058	3,320,736
Eastman Chemical Co.	11,244	641,020
Ecolab, Inc.	18,244	1,182,394
FMC Corp.	20,322	1,125,432
Hawkins, Inc.	891	37,021
International Flavors & Fragrances, Inc.	6,400	381,312
Koppers Holdings, Inc.	1,245	43,488
LSB Industries, Inc.*	2,300	100,901
LyondellBasell Industries N.V., Class A	3,800	196,308
Monsanto Co.	141,681	12,895,805
OMNOVA Solutions, Inc.*	5,500	41,635
PPG Industries, Inc.	24,220	2,781,425
Praxair, Inc.	35,219	3,658,550
Rockwood Holdings, Inc.	4,600	214,360
Sherwin-Williams Co.	15,273	2,274,302
Sigma-Aldrich Corp.	7,911	569,355
Valspar Corp.	6,500	364,650
W.R. Grace & Co.*	4,701	277,735
Westlake Chemical Corp.	3,000	219,180
Zep, Inc.	1,700	25,704

		31,841,755

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	276,357

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Martin Marietta Materials, Inc.	1,900	$157,453
United States Lime & Minerals, Inc.*	100	4,821

		438,631

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	24,236
Ball Corp.	12,000	507,720
Crown Holdings, Inc.*	4,500	165,375
Owens-Illinois, Inc.*	8,500	159,460
Packaging Corp. of America	6,600	239,580
Rock-Tenn Co., Class A	4,900	353,682

		1,450,053

Metals & Mining (0.8%)
AK Steel Holding Corp.	400	1,920
Allied Nevada Gold Corp.*	6,400	249,984
AMCOL International Corp.	700	23,716
Barrick Gold Corp.	39,820	1,662,883
Carpenter Technology Corp.	3,100	162,192
Compass Minerals International, Inc.	2,700	201,393
Freeport-McMoRan Copper & Gold, Inc.	127,922	5,063,153
Goldcorp, Inc.	35,530	1,629,051
Molycorp, Inc.*	4,000	46,000
Nucor Corp.	30,300	1,159,278
Royal Gold, Inc.	3,878	387,257
Southern Copper Corp.	8,503	292,163
Steel Dynamics, Inc.	11,300	126,899

		11,005,889

Paper & Forest Products (0.1%)
Deltic Timber Corp.	900	58,734
International Paper Co.	25,830	938,146

		996,880

Total Materials		45,733,208

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
Cogent Communications Group, Inc.	8,300	190,817
Consolidated Communications Holdings, Inc.	700	12,033
Level 3 Communications, Inc.*	7,200	165,384
Lumos Networks Corp.	1,900	14,934
tw telecom, Inc.*	12,703	331,167
Verizon Communications, Inc.	198,900	9,063,873
Windstream Corp.	20,141	203,626

		9,981,834

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	54,617	3,500,949
NTELOS Holdings Corp.	1,900	33,003
SBA Communications Corp., Class A*	10,100	635,290

		4,169,242

Total Telecommunication Services		14,151,076

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	272,088

Gas Utilities (0.1%)
ONEOK, Inc.	14,600	705,326
Questar Corp.	7,700	156,541

		861,867

Total Utilities		1,133,955

Total Common Stocks (85.8%) (Cost $942,441,993)		1,282,189,917

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	$540

Total Financials		540

Total Corporate Bonds		540

Total Long-Term Debt Securities (0.0%) (Cost $600)		540

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12*	1,684	22,801

Total Consumer Discretionary		22,801

Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	700	1,974

Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49(b)*†	900	855

Total Health Care		2,829

Total Rights (0.0%) (Cost $3,710)		25,630

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.9%)
U.S. Treasury Bills 0.08%, 11/1/12#(p)	$28,032,000	28,030,105

Total Short-Term Investments (1.9%) (Cost $28,028,862)		28,030,105

Total Investments (87.7%) (Cost $970,475,165)		1,310,246,192
Other Assets Less Liabilities (12.3%)		184,117,173

Net Assets (100%)		$1,494,363,365

*	Non-income producing.

†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,804,385.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,016	December-12	$57,328,349	$56,733,440	$(594,909)
S&P 500 E-Mini Index	1,559	December-12	113,064,978	111,795,890	(1,269,088)
S&P MidCap 400 E-Mini Index	338	December-12	34,204,574	33,343,700	(860,874)

					$(2,724,871)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$236,413,666	$—	$—	$236,413,666
Consumer Staples	91,411,853	—	—	91,411,853
Energy	72,296,865	—	—	72,296,865
Financials	59,119,604	—	—	59,119,604
Health Care	210,986,942	—	—	210,986,942
Industrials	111,669,465	—	—	111,669,465
Information Technology	439,273,283	—	—	439,273,283
Materials	45,733,208	—	—	45,733,208
Telecommunication Services	14,151,076	—	—	14,151,076
Utilities	1,133,955	—	—	1,133,955
Corporate Bonds
Financials	—	540	—	540
Rights
Consumer Discretionary	22,801	—	—	22,801
Health Care	1,974	—	855	2,829
Short-Term Investments	—	28,030,105	—	28,030,105

Total Assets	$1,282,214,692	$28,030,645	$855	$1,310,246,192

Liabilities:
Futures	$(2,724,871)	$—	$—	$(2,724,871)

Total Liabilities	$(2,724,871)	$—	$—	$(2,724,871)

Total	$1,279,489,821	$28,030,645	$855	$1,307,521,321

(a)	A Security with a market value of $76,032 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Rights-Health Care
Balance as of 12/31/11	$855
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$640,985,561
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$703,659,678

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$352,718,823
Aggregate gross unrealized depreciation	(27,650,322)

Net unrealized appreciation	$325,068,501

Federal income tax cost of investments	$985,177,691

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (8.7%)
Asset-Backed Securities (2.3%)
321 Henderson Receivables LLC, Series 2010-3A A
3.820%, 12/15/48§		$1,218,269	$1,272,894
AH Mortgage Advance Co., Ltd., Series SART-3 1A1
2.980%, 3/13/43§		300,000	300,418
AH Mortgage Servicer Advance Revolving Trust, Series SART-1 A1R
2.230%, 5/10/43§		280,000	280,035
American Money Management Corp., Series 2006-6A A1A
0.652%, 5/3/18(l)§		1,572,562	1,546,922
AmeriCredit Automobile Receivables Trust, Series 2012-2 C
2.640%, 10/10/17		255,000	260,545
Series 2012-2 D
3.380%, 4/9/18		355,000	365,271
CarMax Auto Owner Trust, Series 2012-1 B
1.760%, 8/15/17		200,000	204,416
Series 2012-1 C
2.200%, 10/16/17		90,000	91,993
Series 2012-1 D
3.090%, 8/15/18		115,000	118,326
Chesapeake Funding LLC, Series 2012-1A B
1.828%, 11/7/23(l)§		220,000	220,619
Series 2012-1A C
2.228%, 11/7/23(l)§		200,000	201,160
Cumberland CLO Ltd., Series 2005-2A A
0.687%, 11/10/19(l)§		5,075,588	5,014,209
EFS Volunteer LLC, Series 2010-1 A1
1.301%, 10/26/26(l)§		1,340,823	1,353,769
Ford Credit Floorplan Master Owner Trust, Series 2010-5 C
2.070%, 9/15/15§		240,000	241,669
Series 2010-5 D
2.410%, 9/15/15§		125,000	125,682
Series 2011-2 C
2.370%, 9/15/15		305,000	306,551
Series 2011-2 D
2.860%, 9/15/15		210,000	211,054
Series 2012-1 C
1.721%, 1/15/16(l)		345,000	345,890
Series 2012-1 D
2.321%, 1/15/16(l)		320,000	320,866
Series 2012-2 C
2.860%, 1/15/19		100,000	103,013
Series 2012-2 D
3.500%, 1/15/19		145,000	150,173
Series 2012-4 C
1.390%, 9/15/16		180,000	179,983
Series 2012-4 D
2.090%, 9/15/16		320,000	320,001
Series 2012-5 C
2.140%, 9/15/19		600,000	599,888
Series 2012-5 D
2.730%, 9/15/19		600,000	599,780
Galaxy CLO Ltd., Series 2005-4A A1VB
0.735%, 4/17/17(l)§		1,183,393	1,171,462
GSAA Home Equity Trust, Series 2005-11 2A1
0.497%, 10/25/35(l)		1,138,340	881,944
Series 2006-5 2A1
0.287%, 3/25/36(l)		78,629	36,457
Harvest CLO S.A., Series IX A1
0.936%, 3/29/17(l)(m)	EUR	1,150,020	1,455,245
Hyundai Auto Receivables Trust, Series 2012-A D
2.610%, 5/15/18		$200,000	203,097
Katonah III Ltd., Series 3A A
0.874%, 5/18/15(l)§		160,731	160,465
Magnolia Funding Ltd., Series 2010-1A A1
3.000%, 4/20/17§†	EUR	1,053,867	1,358,955
Mid-State Trust, Series 4 A
8.330%, 4/1/30		$117,885	124,013
Morgan Stanley Re-remic Trust, 2.000%, 7/27/49§		502,766	507,165
Nelnet Student Loan Trust, Series 2006-1 A5
0.544%, 8/23/27(l)		1,005,000	973,954
Series 2008-3 A4
2.077%, 11/25/24(l)		345,000	363,805
PFS Financing Corp., Series 2012-AA A
1.421%, 2/15/16(l)§		300,000	300,922
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.717%, 12/25/33(l)		148,711	130,520
Sagamore CLO Ltd., Series 2003-1A A2
0.995%, 10/15/15(l)§		369,464	367,162
Santander Drive Auto Receivables Trust, Series 2012-2 D
3.870%, 2/15/18		1,400,000	1,453,516
Scholar Funding Trust, Series 2011-A A
1.347%, 10/28/43(l)§		1,501,296	1,484,527
SLM Student Loan Trust, Series 2003-B A2
0.789%, 3/15/22(l)		782,043	763,954
Series 2004-B A2
0.589%, 6/15/21(l)		893,874	875,326
Series 2005-B A2
0.569%, 3/15/23(l)		1,294,386	1,262,820
Series 2008-5 A4
2.151%, 7/25/23(l)		740,000	779,843
Series 2008-9 A
1.951%, 4/25/23(l)		13,336,730	13,925,614
Series 2011-C A2B
4.540%, 10/17/44§		280,000	309,823
Series 2012-A A1
1.621%, 8/15/25(l)§		157,994	160,194
Series 2012-B A2
3.480%, 10/15/30§		800,000	831,745
Series 2012-C A1
1.321%, 8/15/23(l)§		534,453	538,729

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2012-C A2
3.310%, 10/15/46§		$910,000	$959,699
Series 2012-D A2
2.950%, 2/15/46§		1,050,000	1,091,554
Structured Asset Receivables Trust, Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†		976	976
Structured Receivables Finance LLC, Series 2010-B A
3.730%, 8/15/36§		717,083	748,886
World Financial Network Credit Card Master Note Trust,
2.230%, 8/15/22		740,000	756,696

			48,714,195

Non-Agency CMO (6.4%)
American Home Mortgage Investment Trust, Series 2004-3 5A
2.533%, 10/25/34(l)		182,872	172,322
Banc of America Commercial Mortgage, Inc., Series 2006-5 AM
5.448%, 9/10/47		190,000	188,561
Series 2007-1 AMFX
5.482%, 1/15/49(l)		45,000	47,407
Series 2007-3 A4
5.893%, 6/10/49(l)		920,000	1,064,935
Series 2007-3 AM
5.893%, 6/10/49(l)		345,000	356,045
Banc of America Funding Corp., Series 2006-A 1A1
2.634%, 2/20/36(l)		1,000,297	948,452
Banc of America Large Loan, Inc., Series 2010-HLTN
1.971%, 11/15/15(l)§		7,335,938	7,327,523
Banc of America Re-Remic Trust, Series 2009-UB1 A4A
5.707%, 6/24/50(l)§		2,200,000	2,494,690
Series 2010-UB4 A4A
5.035%, 12/20/41(l)§†		235,000	247,276
Series 2012-CLRN A
1.390%, 8/15/29(l)§†		240,000	240,000
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)		1,627,301	1,668,512
Series 2005-PW10 AM
5.449%, 12/11/40(l)		210,000	221,674
Series 2006-PW14 A4
5.201%, 12/11/38		400,000	458,814
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
6.263%, 12/10/49(l)		7,500,000	7,865,145
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.320%, 8/25/35(l)		3,569,523	3,552,896
Series 2006-AR1 1A1
2.530%, 10/25/35(l)		4,792,871	4,233,409
Commercial Mortgage Pass Through Certificates, Series 2006-C8 AM
5.347%, 12/10/46		385,000	408,245
Series 2010-C1 A1
3.156%, 7/10/46§		7,491,042	7,938,149
Series 2012-CR1 XA
2.445%, 5/15/45 IO(l)		3,913,820	551,524
Series 2012-LTRT A2
3.400%, 10/5/30§†		780,000	789,508
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33		69,312	72,585
Series 2006-OA21 A1
0.409%, 3/20/47(l)		964,605	579,391
Series 2006-OA22 A1
0.377%, 2/25/47(l)		344,028	249,661
Series 2006-OA6 1A2
0.427%, 7/25/46(l)		207,332	143,300
Series 2007-OH1 A1D
0.427%, 4/25/47(l)		360,336	192,654
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.417%, 4/25/46(l)		384,442	242,073
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 AM
6.000%, 6/15/38(l)		290,000	316,518
Series 2006-C5 A3
5.311%, 12/15/39		500,000	568,820
Series 2007-C3 A2
5.866%, 6/15/39(l)		751,508	767,325
Series 2008-C1 A2
6.407%, 2/15/41(l)		187,016	193,585
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		4,800,000	5,499,336
Series 2010-RR1 3A
5.893%, 6/10/49(l)§		4,800,000	5,545,195
Series 2010-RR2 2A
5.955%, 9/15/39(l)§		1,630,000	1,854,753
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		2,785,000	3,171,073
Series 2011-4R 5A1
5.066%, 5/27/36(l)§		2,437,034	2,346,578
Series 2011-4R 6A1
2.947%, 5/27/36(l)§		1,106,688	1,071,087
CS First Boston Mortgage Securities Corp., Series 2003-C3 A5
3.936%, 5/15/38		1,892,610	1,912,707
DBRR Trust,
Series 2011-C32 A3A
5.939%, 6/17/49(l)§		500,000	579,565
Series 2012-EZ1 A
0.946%, 9/25/45§†		1,340,000	1,339,773
EMF-NL B.V., Series 2008-2X A2
1.486%, 7/17/41(l)(m)	EUR	1,200,000	1,000,310
Extended Stay America Trust, Series 2010-ESHA D
5.498%, 11/5/27§		$355,000	359,429
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.571%, 11/15/31(l)		374,517	345,494
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 AM
5.290%, 11/10/45(l)		330,000	338,779
Granite Master Issuer plc, Series 2006-3 A7
0.319%, 12/20/54(l)		906,598	888,793
Series 2006-4 A6
0.399%, 12/20/54(l)		2,266,494	2,221,903
Greenwich Capital Commercial Funding Corp., Series 2007-GG11 A4
5.736%, 12/10/49		160,000	185,022

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II, Series 2006-GG8 AM
5.591%, 11/10/39	$140,000	$152,082
Series 2007-GG10 A4
5.983%, 8/10/45(l)	85,331	97,960
Series 2010-C1 A2
4.592%, 8/10/43§	6,200,000	7,235,772
Series 2012-ALOH A
3.551%, 4/10/34§	860,000	934,293
Series 2012-SHOP A
2.933%, 6/5/31§	330,000	343,133
Series 2012-SHOP C
3.633%, 6/5/31§	150,000	153,605
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.647%, 9/25/35(l)	1,031,202	1,011,371
Series 2006-AR2 2A1
2.920%, 4/25/36(l)	555,774	470,920
Homebanc Mortgage Trust, Series 2005-4 A1
0.487%, 10/25/35(l)	557,575	437,464
Impac CMB Trust, Series 2003-8 2A1
1.117%, 10/25/33(l)	92,524	86,390
JP Morgan Chase Commercial Mortgage Securities Corp.,
5.637%, 12/12/44(l)	120,000	124,992
3.483%, 6/16/45	160,000	174,113
6.086%, 2/12/51(l)	608,400	679,380
Series 2004-CB8 A1A
4.158%, 1/12/39§	794,535	815,690
Series 2004-LN2 A2
5.115%, 7/15/41	1,595,000	1,675,541
Series 2008-C2 ASB
6.125%, 2/12/51(l)	519,993	567,740
Series 2012-CBX XA
2.234%, 6/16/45 IO	1,823,508	217,435
JP Morgan Mortgage Trust, Series 2006-A3 6A1
3.004%, 8/25/34(l)	738,952	724,470
Series 2006-A4 2A2
5.551%, 6/25/36(l)	1,227,690	1,092,115
Series 2006-S2 2A2
5.875%, 6/25/21	87,776	84,057
Series 2007-A1 3A3
3.097%, 7/25/35(l)	687,309	668,536
Series 2007-S1 1A2
5.500%, 3/25/22	85,331	82,625
LB-UBS Commercial Mortgage Trust, Series 2004-C7 A1A
4.475%, 10/15/29	916,679	967,197
Series 2006-C4 AM
6.084%, 6/15/38(l)	240,000	259,675
Series 2006-C7 AM
5.378%, 11/15/38	230,000	243,356
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	4,641,339
Series 2007-C1 AM
5.455%, 2/15/40	240,000	260,329
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,120,000	1,322,298
Series 2007-C7 A3
5.866%, 9/15/45(l)	1,070,000	1,274,149
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
2.225%, 12/25/32(l)	148,874	139,908
Series 2005-A10 A
0.427%, 2/25/36(l)	1,684,120	1,296,416
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,000,000	1,058,368
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9 A4
5.700%, 9/12/49	1,910,000	2,180,390
Morgan Stanley Bank of America Merrill Lynch Trust, Series CKSV A2
3.277%, 10/15/22§	255,000	261,354
Morgan Stanley Capital I, Inc., Series 1998-HF2 J
6.010%, 11/15/30§	7,000,000	6,842,484
Series 2007-HQ12 A2FX
5.759%, 4/12/49(l)	949,086	986,098
Series 2007-IQ14 A2FX
5.610%, 4/15/49	1,340,975	1,427,676
Series 2012-C4 XA
2.887%, 3/15/45 IO(l)§	3,283,225	479,095
Morgan Stanley Re-remic Trust, Series 2009-GG10 A4A
5.983%, 8/12/45(l)§	1,800,000	2,114,397
Series 2011-IO A
2.500%, 3/23/51§	367,260	370,244
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	6,500,000	7,658,985
RBSCF Trust, Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	911,019
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	2,500,000	2,884,575
Series 2010-RR4 CMLA
6.204%, 12/16/49(l)§	1,234,000	1,464,859
S2 Hospitality LLC, Series 2012-LV1 A
4.500%, 4/15/25§	385,334	387,560
Sequoia Mortgage Trust, Series 10 2A1
0.979%, 10/20/27(l)	49,993	47,861
Series 2003-4 2A1
0.569%, 7/20/33(l)	165,868	152,649
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16 3A1
2.839%, 11/25/34(l)	1,083,070	1,055,087
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.469%, 7/19/35(l)	373,612	305,678
Series 2005-AR5 A2
0.469%, 7/19/35(l)	1,675,051	1,432,698
Series 2006-AR3 12A1
0.437%, 5/25/36(l)	1,387,600	827,470
UBS Commercial Mortgage Trust, Series 2007-FL1 A1
1.139%, 7/15/24(l)§	136,956	133,387
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3 A4
3.091%, 8/10/49	410,000	426,633

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.548%, 8/25/42(l)	$70,440	$66,685
Series 2003-AR1 A5
2.120%, 3/25/33(l)	604,405	590,510
Wells Fargo Re-Remic Trust, Series 2012-IO A
1.750%, 8/20/21§†	562,919	560,823

		135,621,732

Total Asset-Backed and Mortgage-Backed Securities		184,335,927

Corporate Bonds (25.2%)
Consumer Discretionary (1.5%)
Auto Components (0.1%)
BorgWarner, Inc.
4.625%, 9/15/20	220,000	244,522
Johnson Controls, Inc.
1.750%, 3/1/14	250,000	253,905
4.250%, 3/1/21	310,000	339,402

		837,829

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	300,000	319,311

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
4.500%, 10/15/21	150,000	158,316
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	106,064
5.375%, 8/15/21	100,000	112,670
International Game Technology
5.500%, 6/15/20	100,000	109,600
Marriott International, Inc.
3.250%, 9/15/22	250,000	250,389
McDonald’s Corp.
5.800%, 10/15/17	250,000	307,381
3.500%, 7/15/20	160,000	179,802
3.625%, 5/20/21	100,000	113,140
Starbucks Corp.
6.250%, 8/15/17	100,000	121,796
Wyndham Worldwide Corp.
4.250%, 3/1/22	495,000	504,900
Yum! Brands, Inc.
4.250%, 9/15/15	100,000	107,893
5.300%, 9/15/19	150,000	175,696

		2,247,647

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	200,000	220,184
NVR, Inc.
3.950%, 9/15/22	150,000	153,268
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	106,828
Whirlpool Corp.
8.600%, 5/1/14	100,000	111,134
4.850%, 6/15/21	100,000	105,918

		697,332

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	300,000	330,000

Media (1.0%)
CBS Corp.
8.875%, 5/15/19	250,000	337,825
5.750%, 4/15/20	380,000	458,635
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.470%, 9/6/16	1,367,745	1,367,745
Comcast Corp.
6.500%, 1/15/15	1,369,000	1,539,318
5.900%, 3/15/16	300,000	349,144
6.500%, 1/15/17	300,000	364,794
5.875%, 2/15/18	777,000	944,420
5.700%, 5/15/18	300,000	364,394
3.125%, 7/15/22	250,000	260,394
4.650%, 7/15/42	1,181,000	1,262,193
COX Communications, Inc.
7.125%, 10/1/12	115,000	115,063
5.500%, 10/1/15	150,000	169,599
8.375%, 3/1/39§	840,000	1,290,109
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,806
3.500%, 3/1/16	300,000	318,690
5.200%, 3/15/20	130,000	147,834
4.600%, 2/15/21	300,000	328,561
6.375%, 3/1/41	185,000	215,359
5.150%, 3/15/42	165,000	168,483
Discovery Communications LLC
3.700%, 6/1/15	200,000	213,685
5.050%, 6/1/20	200,000	233,117
Interpublic Group of Cos., Inc.
10.000%, 7/15/17	1,220,000	1,360,300
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	320,832
5.150%, 4/30/20	966,000	1,144,723
4.375%, 4/1/21	300,000	337,382
2.875%, 1/15/23	235,000	234,570
News America, Inc.
4.500%, 2/15/21	500,000	562,716
3.000%, 9/15/22§	200,000	199,803
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	230,852
4.450%, 8/15/20	200,000	222,610
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	300,000	383,367
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	327,937
4.700%, 10/15/19	150,000	169,815
Time Warner Cable, Inc.
5.850%, 5/1/17	750,000	893,297
5.000%, 2/1/20	200,000	231,697
4.000%, 9/1/21	250,000	275,798
5.500%, 9/1/41	315,000	355,642
4.500%, 9/15/42	945,000	935,550
Time Warner, Inc.
5.875%, 11/15/16	500,000	593,630
4.875%, 3/15/20	250,000	289,575
4.700%, 1/15/21	150,000	172,992
3.400%, 6/15/22	100,000	106,012
Viacom, Inc.
4.375%, 9/15/14	400,000	427,594
5.625%, 9/15/19	250,000	299,196
Walt Disney Co.
4.500%, 12/15/13	500,000	523,850
5.500%, 3/15/19	300,000	367,129

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
WPP Finance 2010
3.625%, 9/7/22	$150,000	$150,335
WPP Finance UK Corp.
8.000%, 9/15/14	250,000	280,489

		22,052,861

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	108,225
Kohl’s Corp.
6.250%, 12/15/17	100,000	122,181
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	173,200
5.900%, 12/1/16	920,000	1,069,500
7.450%, 7/15/17	949,000	1,172,015
Nordstrom, Inc.
6.750%, 6/1/14	100,000	109,918
4.750%, 5/1/20	100,000	116,274
4.000%, 10/15/21	100,000	112,612
Target Corp.
6.000%, 1/15/18	400,000	497,657

		3,481,582

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	106,707
4.000%, 11/15/20	250,000	272,427
Home Depot, Inc.
5.400%, 3/1/16	500,000	578,105
4.400%, 4/1/21	250,000	293,364
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	207,724
4.625%, 4/15/20	300,000	348,303
O’Reilly Automotive, Inc.
4.625%, 9/15/21	100,000	109,172
Staples, Inc.
9.750%, 1/15/14	200,000	220,960
TJX Cos., Inc.
6.950%, 4/15/19	145,000	186,025

		2,322,787

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	209,922

Total Consumer Discretionary		32,499,271

Consumer Staples (1.6%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	254,172
4.125%, 1/15/15	630,000	677,514
2.875%, 2/15/16	200,000	213,363
1.375%, 7/15/17	69,000	69,724
7.750%, 1/15/19	250,000	336,644
5.375%, 1/15/20	250,000	310,050
2.500%, 7/15/22	740,000	749,890
3.750%, 7/15/42	255,000	255,405
Beam, Inc.
6.375%, 6/15/14	100,000	109,067
Bottling Group LLC
6.950%, 3/15/14	400,000	437,513
5.500%, 4/1/16	200,000	232,971
Brown-Forman Corp.
2.500%, 1/15/16	150,000	157,961
Coca-Cola Co.
0.750%, 11/15/13	150,000	150,810
0.750%, 3/13/15	100,000	100,749
1.500%, 11/15/15	250,000	257,347
1.800%, 9/1/16	400,000	415,362
3.150%, 11/15/20	250,000	274,111
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	100,562
2.000%, 8/19/16	100,000	103,103
3.250%, 8/19/21	100,000	105,465
Diageo Capital plc
5.750%, 10/23/17	250,000	304,356
Diageo Finance B.V.
3.250%, 1/15/15	200,000	211,508
5.300%, 10/28/15	250,000	284,268
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	200,000	206,762
3.200%, 11/15/21	100,000	104,177
PepsiAmericas, Inc.
4.375%, 2/15/14	300,000	315,913
PepsiCo, Inc.
0.700%, 8/13/15	100,000	100,165
7.900%, 11/1/18	500,000	680,203
4.500%, 1/15/20	400,000	467,273
Pernod-Ricard S.A.
5.750%, 4/7/21§	150,000	178,226
4.450%, 1/15/22§	370,000	407,310
5.500%, 1/15/42§	190,000	217,316

		8,789,260

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	150,000	180,694
CVS Caremark Corp.
4.875%, 9/15/14	100,000	108,028
3.250%, 5/18/15	350,000	372,137
4.750%, 5/18/20	350,000	411,359
CVS Pass-Through Trust
7.507%, 1/10/32§	5,307,070	6,852,329
Delhaize Group S.A.
5.875%, 2/1/14	100,000	104,703
4.125%, 4/10/19	100,000	97,798
Kroger Co.
7.500%, 1/15/14	300,000	325,577
6.400%, 8/15/17	250,000	301,677
Safeway, Inc.
5.000%, 8/15/19	400,000	420,089
Walgreen Co.
1.800%, 9/15/17	150,000	151,540
5.250%, 1/15/19	100,000	116,874
3.100%, 9/15/22	200,000	202,888
Wal-Mart Stores, Inc.
2.875%, 4/1/15	750,000	795,312
5.800%, 2/15/18	500,000	621,157
3.250%, 10/25/20	200,000	220,023

		11,282,185

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	400,000	422,555
Campbell Soup Co.
3.375%, 8/15/14	100,000	105,022
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	238,002
General Mills, Inc.
5.650%, 2/15/19	250,000	302,890
Hershey Co.
4.850%, 8/15/15	250,000	277,685

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Hormel Foods Corp.
4.125%, 4/15/21	$100,000	$113,353
Ingredion, Inc.
3.200%, 11/1/15	100,000	105,536
4.625%, 11/1/20	100,000	112,065
J.M. Smucker Co.
3.500%, 10/15/21	200,000	213,309
Kellogg Co.
4.000%, 12/15/20	250,000	280,475
Kraft Foods Group, Inc.
3.500%, 6/6/22§	1,198,000	1,269,931
5.000%, 6/4/42§	307,000	344,977
Kraft Foods, Inc.
4.125%, 2/9/16	350,000	384,238
6.500%, 8/11/17	1,030,000	1,265,400
6.125%, 2/1/18	500,000	611,665
5.375%, 2/10/20	500,000	602,404
6.500%, 2/9/40	124,000	166,368
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	83,086
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	104,067
4.900%, 11/1/19	200,000	229,075
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,045,000

		8,277,103

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	250,000	266,677
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	322,080
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	158,307
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	309,020
7.500%, 11/1/18	100,000	134,216
3.875%, 3/1/21	105,000	119,420
Procter & Gamble Co.
3.150%, 9/1/15	350,000	376,336
4.700%, 2/15/19	500,000	591,374

		2,277,430

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	209,823

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	300,000	325,145
9.700%, 11/10/18	220,000	315,734
4.750%, 5/5/21	250,000	286,240
2.850%, 8/9/22	250,000	247,549
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	116,568
6.875%, 5/1/20	250,000	305,986
Philip Morris International, Inc.
5.650%, 5/16/18	650,000	795,655
2.500%, 8/22/22	100,000	99,074
Reynolds American, Inc.
6.750%, 6/15/17	300,000	362,636

		2,854,587

Total Consumer Staples		33,690,388

Energy (2.3%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	150,000	167,346
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	129,926
Ensco plc
3.250%, 3/15/16	520,000	554,559
4.700%, 3/15/21	400,000	451,017
Halliburton Co.
6.150%, 9/15/19	250,000	318,110
Pride International, Inc.
6.875%, 8/15/20	360,000	455,547
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	161,355
Transocean, Inc.
4.950%, 11/15/15	250,000	273,450
5.050%, 12/15/16	340,000	380,297
2.500%, 10/15/17	380,000	381,099
6.000%, 3/15/18	1,173,000	1,369,615
6.500%, 11/15/20	250,000	298,762
3.800%, 10/15/22	476,000	479,574
Weatherford International Ltd.
5.500%, 2/15/16	299,000	329,751
9.625%, 3/1/19	300,000	394,658

		6,145,066

Oil, Gas & Consumable Fuels (2.0%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,611,000	1,873,095
6.375%, 9/15/17	690,000	831,389
8.700%, 3/15/19	300,000	402,794
Apache Corp.
5.625%, 1/15/17	200,000	238,929
Buckeye Partners LP
4.875%, 2/1/21	200,000	203,619
Canadian Natural Resources Ltd.
5.700%, 5/15/17	400,000	476,408
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,120
5.700%, 10/15/19	200,000	244,968
Chevron Corp.
3.950%, 3/3/14	350,000	367,714
4.950%, 3/3/19	250,000	302,217
ConocoPhillips
4.600%, 1/15/15	500,000	545,426
5.750%, 2/1/19	250,000	310,291
6.000%, 1/15/20	250,000	320,660
Devon Energy Corp.
2.400%, 7/15/16	150,000	156,822
4.000%, 7/15/21	200,000	224,134
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	339,837
Enbridge, Inc.
5.800%, 6/15/14	300,000	323,061
EnCana Corp.
4.750%, 10/15/13	300,000	311,280
6.500%, 5/15/19	245,000	293,463
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	387,005
5.200%, 2/1/22	300,000	333,595
Enterprise Products Operating LLC
9.750%, 1/31/14	200,000	223,068
1.250%, 8/13/15	122,000	122,956
3.200%, 2/1/16	400,000	427,740

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.300%, 9/15/17	$450,000	$550,471
5.250%, 1/31/20	100,000	118,037
EOG Resources, Inc.
2.950%, 6/1/15	250,000	264,500
5.625%, 6/1/19	100,000	122,986
4.100%, 2/1/21	250,000	284,158
2.625%, 3/15/23	425,000	429,160
EQT Corp.
8.125%, 6/1/19	200,000	244,919
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,201,033
9.250%, 4/23/19(m)	300,000	389,250
Husky Energy, Inc.
5.900%, 6/15/14	335,000	363,649
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	200,000	210,133
5.625%, 2/15/15	100,000	111,373
6.000%, 2/1/17	200,000	236,265
6.850%, 2/15/20	250,000	318,613
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	183,834
4.250%, 2/1/21	100,000	109,298
Marathon Petroleum Corp.
3.500%, 3/1/16	130,000	138,278
5.125%, 3/1/21	150,000	173,507
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	392,373
Nexen, Inc.
6.200%, 7/30/19	100,000	119,581
6.400%, 5/15/37	170,000	215,829
7.500%, 7/30/39	490,000	699,762
Noble Energy, Inc.
4.150%, 12/15/21	250,000	270,166
Noble Holding International Ltd.
3.050%, 3/1/16	150,000	158,961
2.500%, 3/15/17	225,000	231,859
4.625%, 3/1/21	200,000	221,442
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,694
4.125%, 6/1/16	150,000	168,013
4.100%, 2/1/21	300,000	346,899
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,537
8.625%, 3/1/19	100,000	133,159
PC Financial Partnership
5.000%, 11/15/14	500,000	544,859
Petrobras International Finance Co.
3.875%, 1/27/16	2,940,000	3,098,319
3.500%, 2/6/17	250,000	260,608
7.875%, 3/15/19	350,000	438,182
5.750%, 1/20/20	2,680,000	3,042,926
5.375%, 1/27/21	750,000	842,565
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	281,718
Petroleos Mexicanos
4.875%, 3/15/15	350,000	376,950
8.000%, 5/3/19	500,000	656,750
6.000%, 3/5/20	620,000	744,000
Phillips 66
4.300%, 4/1/22§	400,000	434,135
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	250,000	272,478
8.750%, 5/1/19	100,000	135,113
5.000%, 2/1/21	100,000	117,014
Shell International Finance B.V.
4.000%, 3/21/14	500,000	526,022
3.100%, 6/28/15	6,600,000	7,061,978
4.300%, 9/22/19	200,000	233,546
4.375%, 3/25/20	100,000	117,720
2.375%, 8/21/22	200,000	201,883
Southwestern Energy Co.
4.100%, 3/15/22§	400,000	423,229
Spectra Energy Capital LLC
6.200%, 4/15/18	200,000	240,550
8.000%, 10/1/19	100,000	130,758
Statoil ASA
2.900%, 10/15/14	500,000	523,620
5.250%, 4/15/19	250,000	304,026
Talisman Energy, Inc.
7.750%, 6/1/19	200,000	254,186
Total Capital Canada Ltd.
1.625%, 1/28/14	200,000	203,442
Total Capital S.A.
3.125%, 10/2/15	400,000	429,363
4.450%, 6/24/20	100,000	116,775
4.125%, 1/28/21	200,000	228,390
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	212,548
7.125%, 1/15/19	400,000	516,729
2.500%, 8/1/22	175,000	176,096
6.350%, 5/15/67(l)	100,000	106,000
Valero Energy Corp.
6.125%, 2/1/20	365,000	440,914
6.625%, 6/15/37	179,000	212,652
Williams Cos., Inc.
7.875%, 9/1/21	125,000	163,402
Williams Partners LP
3.800%, 2/15/15	200,000	212,713
5.250%, 3/15/20	310,000	360,713
4.000%, 11/15/21	100,000	107,921
XTO Energy, Inc.
6.250%, 8/1/17	200,000	252,110

		43,989,233

Total Energy		50,134,299

Financials (12.4%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	150,000	170,011
7.300%, 6/28/19	90,000	116,184
5.300%, 3/15/20	100,000	118,253
Bank of New York Mellon Corp.
3.100%, 1/15/15	500,000	527,307
1.200%, 2/20/15	85,000	85,992
5.450%, 5/15/19	200,000	239,644
4.150%, 2/1/21	200,000	223,724
3.550%, 9/23/21	100,000	107,460
Bear Stearns Cos. LLC
5.300%, 10/30/15	829,000	918,761
BlackRock, Inc.
3.500%, 12/10/14	250,000	265,626
5.000%, 12/10/19	200,000	235,300
Charles Schwab Corp.
4.450%, 7/22/20	100,000	113,169
3.225%, 9/1/22§	100,000	99,663
Deutsche Bank AG/London
3.875%, 8/18/14	500,000	522,965
6.000%, 9/1/17	500,000	596,216

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Eaton Vance Corp.
6.500%, 10/2/17		$100,000	$120,828
Goldman Sachs Group, Inc.
6.000%, 5/1/14		575,000	618,065
5.125%, 1/15/15		3,500,000	3,764,554
0.689%, 5/18/15(l)	EUR	100,000	124,201
5.350%, 1/15/16		$1,000,000	1,110,157
3.625%, 2/7/16		1,000,000	1,053,085
5.625%, 1/15/17		300,000	330,410
6.250%, 9/1/17		750,000	879,427
6.150%, 4/1/18		750,000	874,875
7.500%, 2/15/19		1,300,000	1,607,859
5.375%, 3/15/20		1,000,000	1,115,098
5.250%, 7/27/21		725,000	796,705
5.750%, 1/24/22		3,417,000	3,931,908
Jefferies Group, Inc.
8.500%, 7/15/19		300,000	347,328
Lazard Group LLC
7.125%, 5/15/15		200,000	219,000
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)		10,200,000	2,486,250
5.625%, 1/24/13(h)		5,000,000	1,231,250
6.750%, 12/28/17†(b)(h)		1,297,000	—
Merrill Lynch & Co., Inc.
5.700%, 5/2/17		750,000	812,071
6.875%, 4/25/18		1,000,000	1,199,149
Morgan Stanley
5.300%, 3/1/13		43,000	43,898
6.000%, 5/13/14		700,000	743,597
6.000%, 4/28/15		45,000	48,630
4.000%, 7/24/15		1,500,000	1,562,004
5.550%, 4/27/17		1,000,000	1,096,230
5.950%, 12/28/17		500,000	561,905
7.300%, 5/13/19		1,200,000	1,418,068
5.750%, 1/25/21		750,000	819,029
5.500%, 7/28/21		150,000	163,000
Nomura Holdings, Inc.
5.000%, 3/4/15		300,000	316,795
4.125%, 1/19/16		100,000	103,602
6.700%, 3/4/20		203,000	234,728
Northern Trust Corp.
3.450%, 11/4/20		200,000	215,805
Raymond James Financial, Inc.
4.250%, 4/15/16		100,000	104,884
8.600%, 8/15/19		100,000	122,179
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,991,337	2,048,866
TD Ameritrade Holding Corp.
5.600%, 12/1/19		100,000	117,732
Tiers Trust Series 2012-01
2.189%, 5/12/14(l)*§†		1,526,000	1,518,370

			38,201,817

Commercial Banks (4.5%)
American Express Centurion Bank
6.000%, 9/13/17		400,000	484,405
Banco do Brasil S.A./Cayman
3.284%, 7/2/14(l)§		100,000	101,401
4.500%, 1/22/15§		50,000	52,625
Banco Santander S.A./Chile
2.055%, 1/19/16(l)§		7,600,000	7,258,000
Bancolombia S.A.
4.250%, 1/12/16		250,000	258,750
Bank of Montreal
1.400%, 9/11/17		300,000	299,399
Bank of Nova Scotia
2.375%, 12/17/13		1,000,000	1,022,684
3.400%, 1/22/15		200,000	212,592
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13(b)§		1,500,000	1,510,861
Barclays Bank plc
2.375%, 1/13/14		500,000	507,264
5.000%, 9/22/16		400,000	446,025
5.140%, 10/14/20		500,000	511,673
BB&T Corp.
3.200%, 3/15/16		400,000	428,447
5.250%, 11/1/19		300,000	345,748
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		200,000	199,413
BNP Paribas S.A.
3.250%, 3/11/15		600,000	622,864
5.000%, 1/15/21		500,000	549,052
Canadian Imperial Bank of Commerce
2.600%, 7/2/15§		870,000	919,262
2.350%, 12/11/15		200,000	209,734
Comerica Bank
5.750%, 11/21/16		250,000	286,302
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		500,000	500,276
1.900%, 9/18/17		500,000	500,663
Credit Suisse AG/New York
6.000%, 2/15/18		250,000	283,537
5.300%, 8/13/19		100,000	117,340
5.400%, 1/14/20		211,000	231,066
4.375%, 8/5/20		400,000	446,240
Discover Bank/Delaware
8.700%, 11/18/19		895,000	1,152,760
DnB Bank ASA
3.200%, 4/3/17§		4,300,000	4,465,202
Fifth Third Bancorp
3.625%, 1/25/16		250,000	269,624
5.450%, 1/15/17		250,000	283,217
First Horizon National Corp.
5.375%, 12/15/15		100,000	109,765
HSBC Bank plc
3.100%, 5/24/16§		570,000	599,982
HSBC Bank S.A./Brasil
4.000%, 5/11/16§		1,150,000	1,183,907
HSBC Bank USA/New York
6.000%, 8/9/17		250,000	286,179
4.875%, 8/24/20		500,000	540,129
HSBC Holdings plc
4.000%, 3/30/22		500,000	537,268
Huntington BancShares, Inc.
7.000%, 12/15/20		25,000	30,369
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		2,555,000	2,998,220
6.000%, 10/1/17		6,200,000	7,345,636
4.375%, 11/30/21(b)(l)(m)	EUR	400,000	505,538
KeyBank N.A./Ohio
7.413%, 5/6/15		$400,000	454,191
KfW
1.375%, 7/15/13		1,045,000	1,053,614
1.375%, 1/13/14		1,500,000	1,516,061
3.500%, 3/10/14		1,000,000	1,042,635
2.625%, 3/3/15		500,000	524,948
1.250%, 10/26/15		750,000	763,412
2.625%, 2/16/16		1,000,000	1,060,890

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.875%, 1/17/17		$1,324,000	$1,538,828
4.500%, 7/16/18		500,000	589,787
4.875%, 6/17/19		500,000	607,713
4.000%, 1/27/20		500,000	580,563
2.750%, 9/8/20		1,000,000	1,075,983
6.250%, 5/19/21	AUD	6,200,000	7,384,520
2.625%, 1/25/22		$500,000	527,411
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		500,000	534,639
2.500%, 2/15/16		1,000,000	1,059,177
Lloyds TSB Bank plc
4.875%, 1/21/16		350,000	383,999
Mellon Funding Corp.
5.000%, 12/1/14		250,000	269,717
National Australia Bank Ltd./New York
2.750%, 3/9/17		300,000	312,908
Nordea Bank AB
1.355%, 1/14/14(l)§		5,800,000	5,845,626
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		500,000	504,373
4.875%, 2/16/16		500,000	563,314
PNC Bank N.A.
4.875%, 9/21/17		300,000	345,529
PNC Funding Corp.
3.625%, 2/8/15		750,000	798,413
5.625%, 2/1/17		300,000	345,573
5.125%, 2/8/20		100,000	119,648
4.375%, 8/11/20		100,000	115,597
Rabobank Nederland N.V.
1.850%, 1/10/14		750,000	760,745
3.875%, 2/8/22		500,000	532,111
Royal Bank of Canada
2.625%, 12/15/15		350,000	370,544
2.300%, 7/20/16		200,000	208,495
Royal Bank of Scotland Group plc
5.050%, 1/8/15		2,100,000	2,168,250
6.400%, 10/21/19		275,000	316,704
Royal Bank of Scotland plc
2.854%, 8/23/13(l)		4,600,000	4,674,598
3.250%, 1/11/14		250,000	256,153
3.950%, 9/21/15		500,000	531,730
5.625%, 8/24/20		250,000	286,885
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16		100,000	104,332
Sberbank (SB Capital S.A.)
5.499%, 7/7/15		2,250,000	2,424,375
Sparebank 1 Boligkreditt A/S
2.300%, 6/30/17§		1,335,000	1,393,114
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17		250,000	253,188
3.200%, 7/18/22		250,000	254,911
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		250,000	300,921
Svenska Handelsbanken AB
3.125%, 7/12/16		250,000	264,286
Toronto-Dominion Bank
2.500%, 7/14/16		350,000	370,115
1.625%, 9/14/16§		1,165,000	1,204,620
2.375%, 10/19/16		200,000	210,924
U.S. Bancorp
4.200%, 5/15/14		750,000	794,760
2.450%, 7/27/15		250,000	262,871
2.950%, 7/15/22		250,000	250,923
U.S. Bank N.A./Ohio
4.950%, 10/30/14		400,000	434,626
UBS AG/Connecticut
3.875%, 1/15/15		250,000	263,251
5.875%, 7/15/16		250,000	273,725
5.875%, 12/20/17		350,000	413,656
5.750%, 4/25/18		250,000	293,297
4.875%, 8/4/20		350,000	393,456
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	324,200
Union Bank N.A.
2.125%, 12/16/13		450,000	457,272
Wachovia Bank N.A.
4.800%, 11/1/14		500,000	535,211
Wachovia Corp.
5.625%, 10/15/16		250,000	289,572
5.750%, 2/1/18		700,000	844,186
Wells Fargo & Co.
4.950%, 10/16/13		500,000	521,529
3.750%, 10/1/14		500,000	529,861
1.500%, 7/1/15		500,000	508,286
5.625%, 12/11/17		500,000	600,034
3.500%, 3/8/22		750,000	796,170
Westpac Banking Corp.
3.000%, 8/4/15		500,000	526,089
2.000%, 8/14/17		200,000	201,846
4.875%, 11/19/19		300,000	344,033
Zions Bancorp
7.750%, 9/23/14		100,000	109,157

			95,387,500

Consumer Finance (1.4%)
Ally Financial, Inc.
3.638%, 2/11/14(l)		4,000,000	4,024,720
8.300%, 2/12/15		600,000	661,500
American Express Co.
7.250%, 5/20/14		250,000	275,908
6.150%, 8/28/17		1,000,000	1,215,413
7.000%, 3/19/18		6,450,000	8,180,901
8.125%, 5/20/19		250,000	338,439
American Express Credit Corp.
5.125%, 8/25/14		500,000	541,643
1.750%, 6/12/15		130,000	132,841
2.750%, 9/15/15		500,000	525,444
2.800%, 9/19/16		300,000	318,657
Capital One Bank USA N.A.
8.800%, 7/15/19		313,000	414,237
Capital One Financial Corp.
7.375%, 5/23/14		125,000	138,141
2.125%, 7/15/14		100,000	102,042
2.150%, 3/23/15		250,000	255,933
3.150%, 7/15/16		340,000	360,149
Caterpillar Financial Services Corp.
1.550%, 12/20/13		200,000	202,591
1.375%, 5/20/14		140,000	141,908
2.750%, 6/24/15		500,000	527,934
7.150%, 2/15/19		200,000	262,507
Discover Financial Services
6.450%, 6/12/17		200,000	229,000
Ford Motor Credit Co. LLC
12.000%, 5/15/15		750,000	932,344
2.500%, 1/15/16		200,000	202,500
3.984%, 6/15/16		250,000	262,187
8.000%, 12/15/16		500,000	603,610
3.000%, 6/12/17		750,000	761,700
5.875%, 8/2/21		500,000	568,300

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Finance Corp.
5.000%, 6/30/15	$685,000	$737,832
John Deere Capital Corp.
2.800%, 9/18/17	500,000	543,203
3.150%, 10/15/21	300,000	321,042
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	101,806
SLM Corp.
5.000%, 10/1/13	400,000	411,000
0.751%, 1/27/14(l)	885,000	862,875
6.250%, 1/25/16	1,373,000	1,482,840
4.625%, 9/25/17	300,000	304,740
8.000%, 3/25/20	500,000	570,000
Toyota Motor Credit Corp.
0.875%, 7/17/15	250,000	251,272
2.800%, 1/11/16	400,000	424,487
2.000%, 9/15/16	300,000	311,974
3.400%, 9/15/21	300,000	324,085

		28,827,705

Diversified Financial Services (2.9%)
Bank of America Corp.
7.375%, 5/15/14	1,000,000	1,094,302
0.719%, 9/15/14(l)	1,450,000	1,428,500
4.500%, 4/1/15	500,000	535,807
6.500%, 8/1/16	1,225,000	1,414,922
5.625%, 10/14/16	500,000	564,644
3.875%, 3/22/17	405,000	434,674
5.650%, 5/1/18	2,590,000	2,964,298
7.625%, 6/1/19	250,000	312,802
5.625%, 7/1/20	1,000,000	1,135,510
5.000%, 5/13/21	500,000	548,517
5.700%, 1/24/22	1,745,000	2,037,335
Bank of America N.A.
0.669%, 6/15/16(l)	1,700,000	1,604,195
5.300%, 3/15/17	500,000	555,015
Boeing Capital Corp.
3.250%, 10/27/14	500,000	528,329
2.125%, 8/15/16	150,000	157,594
BP Capital Markets plc
5.250%, 11/7/13	500,000	525,473
3.875%, 3/10/15	350,000	376,585
3.200%, 3/11/16	500,000	535,984
4.500%, 10/1/20	500,000	579,950
3.245%, 5/6/22	300,000	317,341
Caisse Centrale Desjardins du Quebec
2.550%, 3/24/16§	830,000	883,593
1.600%, 3/6/17§	775,000	798,962
Citigroup, Inc.
6.000%, 12/13/13	500,000	529,369
6.375%, 8/12/14	1,000,000	1,089,161
5.000%, 9/15/14	750,000	791,048
5.500%, 10/15/14	150,000	161,725
4.750%, 5/19/15	500,000	538,899
2.250%, 8/7/15	150,000	152,989
4.587%, 12/15/15	1,530,000	1,659,308
3.953%, 6/15/16	500,000	534,939
4.450%, 1/10/17	160,000	174,187
5.500%, 2/15/17	250,000	275,258
6.000%, 8/15/17	430,000	500,872
6.125%, 5/15/18	1,000,000	1,188,809
8.500%, 5/22/19	1,000,000	1,322,431
CME Group, Inc.
5.750%, 2/15/14	250,000	266,904
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,000,000	1,107,271
Crown Castle Towers LLC
6.113%, 1/15/20§	1,495,000	1,739,590
General Electric Capital Corp.
2.125%, 12/21/12	1,685,000	1,692,024
5.900%, 5/13/14	1,000,000	1,083,019
3.500%, 6/29/15	1,000,000	1,068,770
2.950%, 5/9/16	300,000	317,037
5.400%, 2/15/17	808,000	930,926
6.000%, 8/7/19	1,500,000	1,815,898
5.300%, 2/11/21	890,000	1,017,898
4.650%, 10/17/21	500,000	559,677
3.150%, 9/7/22	300,000	301,900
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	700,000	898,129
JPMorgan Chase & Co.
4.650%, 6/1/14	1,000,000	1,059,274
5.125%, 9/15/14	600,000	644,022
4.750%, 3/1/15	500,000	543,109
3.150%, 7/5/16	266,000	280,360
2.000%, 8/15/17	250,000	251,707
6.000%, 1/15/18	1,500,000	1,795,032
6.300%, 4/23/19	500,000	612,566
4.400%, 7/22/20	1,000,000	1,102,344
4.625%, 5/10/21	500,000	559,863
3.250%, 9/23/22	991,000	1,004,943
Series 1
4.500%, 1/24/22	415,000	462,652
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	104,567
5.550%, 1/15/20	100,000	107,253
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17	200,000	210,386
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	321,933
5.450%, 2/1/18	300,000	360,982
Northern Rock Asset Management plc
5.625%, 6/22/17§	450,000	518,737
ORIX Corp.
4.710%, 4/27/15	250,000	265,785
Private Export Funding Corp.
4.550%, 5/15/15	200,000	221,140
4.950%, 11/15/15	200,000	228,009
1.375%, 2/15/17	50,000	51,264
RZD Capital Ltd.
5.739%, 4/3/17	200,000	221,250
TECO Finance, Inc.
5.150%, 3/15/20	100,000	116,388
TNK-BP Finance S.A.
7.500%, 7/18/16(m)	2,000,000	2,305,000
7.500%, 3/13/13(m)	800,000	819,000
6.250%, 2/2/15(m)	600,000	652,500
6.625%, 3/20/17(m)	1,100,000	1,245,750
7.875%, 3/13/18(m)	1,300,000	1,566,500
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	900,000	1,161,000
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,692
4.800%, 2/15/19	300,000	356,231
Waha Aerospace B.V.
3.925%, 7/28/20§	1,188,000	1,277,100

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
XTRA Finance Corp.
5.150%, 4/1/17		$100,000	$117,132

			61,702,841

Insurance (1.3%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	279,400
2.600%, 11/23/15		100,000	104,541
5.900%, 6/15/19		100,000	122,311
Aegon N.V.
4.625%, 12/1/15		300,000	328,179
Aflac, Inc.
8.500%, 5/15/19		150,000	200,406
Alleghany Corp.
5.625%, 9/15/20		100,000	110,712
Allianz Finance II B.V.
5.750%, 7/8/41(l)	EUR	200,000	258,725
Allstate Corp.
7.450%, 5/16/19		$200,000	260,853
American Financial Group, Inc./Ohio
9.875%, 6/15/19		100,000	127,197
American International Group, Inc.
4.250%, 9/15/14		300,000	316,809
5.050%, 10/1/15		250,000	275,374
5.600%, 10/18/16		100,000	113,992
3.800%, 3/22/17		613,000	658,617
5.450%, 5/18/17		250,000	284,479
5.850%, 1/16/18		500,000	581,080
6.400%, 12/15/20		500,000	610,459
4.875%, 6/1/22		706,000	794,915
8.175%, 5/15/58(l)		6,400,000	7,808,000
Aon Corp.
3.500%, 9/30/15		250,000	264,822
5.000%, 9/30/20		100,000	114,760
Axis Specialty Finance LLC
5.875%, 6/1/20		150,000	169,066
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		400,000	438,320
4.250%, 1/15/21		300,000	339,799
Chubb Corp.
5.750%, 5/15/18		100,000	123,910
6.375%, 3/29/67(l)		200,000	214,000
CNA Financial Corp.
5.875%, 8/15/20		300,000	350,011
Genworth Financial, Inc.
8.625%, 12/15/16		200,000	226,065
7.700%, 6/15/20		250,000	261,757
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		200,000	226,286
HCC Insurance Holdings, Inc.
6.300%, 11/15/19		100,000	115,550
ING U.S., Inc.
5.500%, 7/15/22§		100,000	103,932
Lincoln National Corp.
8.750%, 7/1/19		100,000	130,874
7.000%, 6/15/40		585,000	730,877
6.050%, 4/20/67(l)		300,000	294,000
Manulife Financial Corp.
3.400%, 9/17/15		1,230,000	1,273,930
Markel Corp.
7.125%, 9/30/19		100,000	119,316
5.350%, 6/1/21		100,000	108,899
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15		175,000	195,239
4.800%, 7/15/21		100,000	114,025
MetLife, Inc.
2.375%, 2/6/14		250,000	255,586
6.750%, 6/1/16		300,000	357,921
4.750%, 2/8/21		250,000	290,043
Metropolitan Life Global Funding I
2.500%, 1/11/13§		470,000	472,588
5.125%, 6/10/14§		775,000	833,392
PartnerReinsurance Finance B LLC
5.500%, 6/1/20		100,000	111,300
Principal Financial Group, Inc.
8.875%, 5/15/19		200,000	266,707
Progressive Corp.
3.750%, 8/23/21		125,000	137,528
Protective Life Corp.
7.375%, 10/15/19		100,000	121,424
Prudential Financial, Inc.
6.200%, 1/15/15		45,000	50,276
4.750%, 9/17/15		1,695,000	1,865,745
6.000%, 12/1/17		750,000	881,803
5.375%, 6/21/20		470,000	545,147
5.875%, 9/15/42(l)		412,000	422,300
Reinsurance Group of America, Inc.
6.450%, 11/15/19		100,000	113,693
Torchmark Corp.
9.250%, 6/15/19		100,000	132,686
Travelers Cos., Inc.
5.500%, 12/1/15		150,000	170,877
5.800%, 5/15/18		250,000	306,497
Unum Group
5.625%, 9/15/20		100,000	111,793
Willis North America, Inc.
5.625%, 7/15/15		365,000	398,425

			26,997,218

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
4.625%, 4/1/15		150,000	160,923
5.050%, 9/1/20		350,000	389,876
AvalonBay Communities, Inc.
5.700%, 3/15/17		150,000	174,807
Boston Properties LP
3.700%, 11/15/18		200,000	216,961
5.875%, 10/15/19		300,000	358,813
Brandywine Operating Partnership LP
4.950%, 4/15/18		100,000	106,816
Camden Property Trust
4.625%, 6/15/21		200,000	221,708
CommonWealth REIT
6.650%, 1/15/18		100,000	110,600
DDR Corp.
4.625%, 7/15/22		150,000	162,839
Digital Realty Trust LP
4.500%, 7/15/15		100,000	106,847
Duke Realty LP
6.750%, 3/15/20		150,000	181,163
Entertainment Properties Trust
7.750%, 7/15/20		100,000	114,750
Equity One, Inc.
6.250%, 12/15/14		100,000	109,426
ERP Operating LP
5.125%, 3/15/16		500,000	564,251
Federal Realty Investment Trust
3.000%, 8/1/22		100,000	99,104
HCP, Inc.
2.700%, 2/1/14		120,000	122,159

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 2/1/16	$100,000	$105,979
6.000%, 1/30/17	200,000	230,402
3.150%, 8/1/22	100,000	97,433
Health Care REIT, Inc.
4.700%, 9/15/17	200,000	220,032
6.125%, 4/15/20	145,000	168,867
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	100,000	113,963
Hospitality Properties Trust
7.875%, 8/15/14	100,000	108,047
5.625%, 3/15/17	100,000	108,885
Kilroy Realty LP
5.000%, 11/3/15	100,000	107,659
Kimco Realty Corp.
6.875%, 10/1/19	100,000	123,148
Liberty Property LP
4.750%, 10/1/20	200,000	218,233
Mack-Cali Realty LP
7.750%, 8/15/19	100,000	123,791
Realty Income Corp.
5.750%, 1/15/21	250,000	291,301
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,000
Simon Property Group LP
5.100%, 6/15/15	508,000	556,829
5.650%, 2/1/20	500,000	600,985
UDR, Inc.
4.250%, 6/1/18	200,000	221,156
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	104,277
4.250%, 3/1/22	110,000	117,601
3.250%, 8/15/22	100,000	98,203
Vornado Realty LP
5.000%, 1/15/22	250,000	276,648

		7,297,482

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	150,000	164,764
6.250%, 3/15/17	100,000	113,760
7.375%, 10/30/19	200,000	247,393

		525,917

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	100,993
3.875%, 11/10/14§	3,900,000	3,946,115
4.000%, 4/27/16	100,000	103,963

		4,151,071

Total Financials		263,091,551

Health Care (1.7%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	250,000	257,034
5.850%, 6/1/17	300,000	360,174
6.150%, 6/1/18	30,000	36,921
3.450%, 10/1/20	300,000	315,163
4.100%, 6/15/21	300,000	327,949
3.625%, 5/15/22	250,000	264,194
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	122,984
Genentech, Inc.
4.750%, 7/15/15	100,000	111,122
Gilead Sciences, Inc.
4.500%, 4/1/21	300,000	343,043

		2,138,584

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.
4.000%, 3/1/14	250,000	262,092
5.900%, 9/1/16	200,000	237,889
4.250%, 3/15/20	100,000	114,903
2.400%, 8/15/22	100,000	100,754
Becton Dickinson and Co.
3.250%, 11/12/20	300,000	324,753
Boston Scientific Corp.
4.500%, 1/15/15	525,000	561,210
6.250%, 11/15/15	837,000	949,646
6.400%, 6/15/16	335,000	387,989
5.125%, 1/12/17	960,000	1,076,793
6.000%, 1/15/20	100,000	119,138
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	105,187
CareFusion Corp.
5.125%, 8/1/14	130,000	138,925
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	105,106
4.200%, 6/15/20	100,000	113,067
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	56,778
4.125%, 8/15/21	100,000	105,615
Medtronic, Inc.
3.000%, 3/15/15	300,000	316,805
4.450%, 3/15/20	300,000	349,896
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	315,605
Stryker Corp.
3.000%, 1/15/15	100,000	105,399
4.375%, 1/15/20	100,000	114,566
Zimmer Holdings, Inc.
4.625%, 11/30/19	150,000	171,975

		6,134,091

Health Care Providers & Services (0.7%)
Aetna, Inc.
3.950%, 9/1/20	350,000	381,614
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	175,276
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	107,791
4.625%, 12/15/20	100,000	113,737
Cigna Corp.
5.125%, 6/15/20	215,000	242,190
4.375%, 12/15/20	100,000	110,032
Coventry Health Care, Inc.
5.450%, 6/15/21	419,000	487,087
Express Scripts Holding Co.
6.250%, 6/15/14	135,000	146,957
2.750%, 11/21/14§	250,000	257,824
3.125%, 5/15/16	250,000	266,108
4.750%, 11/15/21§	100,000	114,798
Fresenius Medical Care U.S. Finance, Inc.
1.591%, 3/31/13	3,238,129	3,236,105
HCA, Inc.
2.465%, 11/17/13	3,500,000	3,498,908
2.716%, 3/15/14	2,775,000	2,756,963
Humana, Inc.
7.200%, 6/15/18	150,000	182,360

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings
2.200%, 8/23/17	$67,000	$68,371
4.625%, 11/15/20	250,000	277,006
3.750%, 8/23/22	56,000	58,509
McKesson Corp.
6.500%, 2/15/14	100,000	107,951
4.750%, 3/1/21	250,000	291,552
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	104,599
7.125%, 3/15/18	250,000	312,251
4.125%, 9/15/20	250,000	274,218
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	239,407
UnitedHealth Group, Inc.
6.000%, 2/15/18	250,000	306,462
4.700%, 2/15/21	400,000	464,871
3.375%, 11/15/21	225,000	240,273
WellPoint, Inc.
4.350%, 8/15/20	650,000	712,681
3.300%, 1/15/23	56,000	56,646

		15,592,547

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	100,000	120,731
Life Technologies Corp.
4.400%, 3/1/15	200,000	212,967
6.000%, 3/1/20	305,000	361,928
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	300,000	305,546
3.200%, 3/1/16	500,000	533,840
1.850%, 1/15/18	100,000	101,764

		1,636,776

Pharmaceuticals (0.5%)
Abbott Laboratories
2.700%, 5/27/15	300,000	317,487
5.600%, 11/30/17	250,000	305,895
4.125%, 5/27/20	400,000	460,901
Allergan, Inc.
3.375%, 9/15/20	250,000	269,684
AstraZeneca plc
5.900%, 9/15/17	200,000	244,507
Bristol-Myers Squibb Co.
5.450%, 5/1/18	200,000	244,741
Eli Lilly and Co.
5.200%, 3/15/17	300,000	353,082
GlaxoSmithKline Capital plc
2.850%, 5/8/22	250,000	258,844
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	750,000	921,402
Hospira, Inc.
6.400%, 5/15/15	250,000	278,312
Johnson & Johnson
1.200%, 5/15/14	200,000	202,629
5.550%, 8/15/17	300,000	365,833
2.950%, 9/1/20	200,000	216,953
Merck & Co., Inc.
5.300%, 12/1/13	500,000	528,589
6.000%, 9/15/17	200,000	248,446
2.400%, 9/15/22	150,000	151,615
Novartis Capital Corp.
4.125%, 2/10/14	300,000	314,822
2.900%, 4/24/15	200,000	211,900
2.400%, 9/21/22	100,000	101,025
Novartis Securities Investment Ltd.
5.125%, 2/10/19	350,000	422,380
Pfizer, Inc.
4.500%, 2/15/14	250,000	263,793
5.350%, 3/15/15	500,000	557,633
6.200%, 3/15/19	250,000	318,301
Sanofi S.A.
1.625%, 3/28/14	200,000	203,458
2.625%, 3/29/16	250,000	264,346
4.000%, 3/29/21	200,000	227,801
Teva Pharmaceutical Finance Co. B.V. Series 2
3.650%, 11/10/21	245,000	263,255
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	305,619
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	435,000	467,412
Teva Pharmaceutical Finance IV LLC
1.700%, 11/10/14	150,000	153,292
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	134,074
6.125%, 8/15/19	130,000	158,573
Wyeth LLC
5.500%, 2/15/16	500,000	577,167

		10,313,771

Total Health Care		35,815,769

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	114,625
General Dynamics Corp.
5.250%, 2/1/14	600,000	637,795
Goodrich Corp.
6.125%, 3/1/19	200,000	250,081
Honeywell International, Inc.
5.300%, 3/1/18	350,000	422,142
4.250%, 3/1/21	250,000	291,531
L-3 Communications Corp.
3.950%, 11/15/16	100,000	108,580
4.950%, 2/15/21	400,000	445,575
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	260,085
3.350%, 9/15/21	250,000	263,124
Northrop Grumman Corp.
3.700%, 8/1/14	300,000	315,709
Raytheon Co.
4.400%, 2/15/20	400,000	461,480
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	59,806
Textron, Inc.
4.625%, 9/21/16	100,000	108,600
7.250%, 10/1/19	100,000	119,413
United Technologies Corp.
4.875%, 5/1/15	250,000	277,800
1.200%, 6/1/15	90,000	91,578
1.800%, 6/1/17	50,000	51,900
6.125%, 2/1/19	150,000	187,775
4.500%, 4/15/20	200,000	235,016
3.100%, 6/1/22	300,000	319,242

		5,021,857

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	100,000	131,901

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
United Parcel Service, Inc.
3.875%, 4/1/14	$300,000	$315,587
3.125%, 1/15/21	300,000	321,871

		769,359

Airlines (0.2%)
American Airlines, Inc. Series A
8.625%, 10/15/21	388,191	417,810
Continental Airlines, Inc., Class B
9.000%, 7/8/16	214,359	250,265
Series B B
6.000%, 1/12/19	2,663,616	2,743,524
Delta Air Lines, Inc.
4.950%, 5/23/19	183,244	197,445
7.750%, 12/17/19	164,258	186,646
UAL Pass Through Trust Series 09-2
9.750%, 1/15/17	159,467	183,785

		3,979,475

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	250,000	278,309
5.750%, 1/15/21	250,000	277,481
Owens Corning, Inc.
9.000%, 6/15/19	200,000	251,711

		807,501

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.
5.375%, 4/15/20	100,000	107,492
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	250,000	280,191
Cornell University
5.450%, 2/1/19	200,000	243,683
Pitney Bowes, Inc.
5.750%, 9/15/17	300,000	328,500
Republic Services, Inc.
5.500%, 9/15/19	148,000	176,307
5.250%, 11/15/21	200,000	235,025
Waste Management, Inc.
7.375%, 3/11/19	200,000	256,909
4.750%, 6/30/20	100,000	114,712
2.900%, 9/15/22	200,000	199,117
Yale University
2.900%, 10/15/14	250,000	262,194

		2,204,130

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	125,000	126,665
2.875%, 5/8/22	200,000	206,584

		333,249

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13	150,000	158,461
4.875%, 10/15/19	250,000	300,601

		459,062

Industrial Conglomerates (0.1%)
3M Co.
1.375%, 9/29/16	100,000	102,541
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	116,795
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	102,608
3.875%, 12/15/20	100,000	109,402
Danaher Corp.
5.400%, 3/1/19	100,000	122,582
3.900%, 6/23/21	150,000	169,547
General Electric Co.
5.250%, 12/6/17	500,000	591,948
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	100,000	122,868
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	200,000	242,206
Tyco Electronics Group S.A.
4.875%, 1/15/21	200,000	222,871

		1,903,368

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	126,823
1.500%, 6/26/17	500,000	509,341
Deere & Co.
2.600%, 6/8/22	500,000	512,238
Dover Corp.
5.450%, 3/15/18	100,000	119,084
Harsco Corp.
2.700%, 10/15/15	250,000	252,395
Illinois Tool Works, Inc.
5.150%, 4/1/14	100,000	106,741
3.375%, 9/15/21	120,000	128,993
Joy Global, Inc.
5.125%, 10/15/21	160,000	176,983
Kennametal, Inc.
3.875%, 2/15/22	147,000	154,289
Pall Corp.
5.000%, 6/15/20	100,000	113,758
Pentair Ltd.
5.000%, 5/15/21	150,000	168,552
Snap-On, Inc.
4.250%, 1/15/18	100,000	111,295
Xylem, Inc.
3.550%, 9/20/16	250,000	266,872

		2,747,364

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	118,068
Equifax, Inc.
4.450%, 12/1/14	100,000	105,765
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	113,375

		337,208

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	578,922
3.050%, 9/1/22	100,000	103,606
4.375%, 9/1/42	204,000	216,705
Canadian National Railway Co.
5.550%, 3/1/19	350,000	426,551
Canadian Pacific Railway Co.
7.250%, 5/15/19	100,000	125,098
CSX Corp.
6.250%, 4/1/15	150,000	169,281
6.250%, 3/15/18	300,000	364,565
3.700%, 10/30/20	100,000	107,315
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	104,191
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	339,461

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
5.900%, 6/15/19	$200,000	$245,353
Ryder System, Inc.
3.600%, 3/1/16	200,000	211,889
2.500%, 3/1/18	125,000	126,675
Union Pacific Corp.
5.125%, 2/15/14	100,000	105,674
5.700%, 8/15/18	250,000	303,985

		3,529,271

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24(b)§	600,000	624,000
GATX Corp.
4.750%, 5/15/15	100,000	106,948
3.500%, 7/15/16	100,000	103,597

		834,545

Total Industrials		22,926,389

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	753,555
4.950%, 2/15/19	550,000	656,221
Harris Corp.
6.375%, 6/15/19	85,000	103,046
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	119,043

		1,631,865

Computers & Peripherals (0.1%)
Dell, Inc.
2.300%, 9/10/15	250,000	259,548
5.875%, 6/15/19	125,000	148,522
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	500,755
2.350%, 3/15/15	100,000	102,060
2.200%, 12/1/15	250,000	254,470
3.000%, 9/15/16	250,000	259,311
3.750%, 12/1/20	500,000	507,755
4.375%, 9/15/21	250,000	255,783

		2,288,204

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	107,742
Arrow Electronics, Inc.
3.375%, 11/1/15	100,000	103,705
6.000%, 4/1/20	100,000	114,500
Avnet, Inc.
5.875%, 6/15/20	250,000	278,641
Jabil Circuit, Inc.
8.250%, 3/15/18	970,000	1,151,875

		1,756,463

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	103,203
3.250%, 10/15/20	100,000	106,837
2.600%, 7/15/22	250,000	250,490
Google, Inc.
1.250%, 5/19/14	250,000	253,671
2.125%, 5/19/16	100,000	105,216
3.625%, 5/19/21	100,000	112,978

		932,395

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	232,087
Fiserv, Inc.
3.125%, 10/1/15	250,000	260,438
4.625%, 10/1/20	100,000	110,233
International Business Machines Corp.
1.250%, 5/12/14	250,000	253,347
5.700%, 9/14/17	750,000	916,318
1.875%, 8/1/22	250,000	240,801
SAIC, Inc.
4.450%, 12/1/20	200,000	218,483
Western Union Co.
5.253%, 4/1/20	400,000	462,360

		2,694,067

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	390,000	431,257
6.350%, 5/15/18	300,000	356,196

		787,453

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	107,466
Broadcom Corp.
2.500%, 8/15/22§	100,000	99,939
Intel Corp.
1.950%, 10/1/16	200,000	210,044
3.300%, 10/1/21	296,000	319,778
Texas Instruments, Inc.
1.375%, 5/15/14	250,000	253,869
0.450%, 8/3/15	150,000	149,661
2.375%, 5/16/16	250,000	264,520

		1,405,277

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	105,645
4.750%, 2/1/20	125,000	141,048
BMC Software, Inc.
4.250%, 2/15/22	25,000	25,807
CA, Inc.
6.125%, 12/1/14	150,000	163,435
Microsoft Corp.
2.950%, 6/1/14	500,000	521,423
4.200%, 6/1/19	300,000	351,351
Oracle Corp.
5.250%, 1/15/16	500,000	574,485
5.750%, 4/15/18	600,000	743,436
Symantec Corp.
3.950%, 6/15/22	500,000	507,498

		3,134,128

Total Information Technology		14,629,852

Materials (0.9%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	57,381
4.375%, 8/21/19	200,000	233,393
Airgas, Inc.
2.850%, 10/1/13	100,000	102,176
3.250%, 10/1/15	200,000	212,500
Cabot Corp.
5.000%, 10/1/16	100,000	111,991

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Dow Chemical Co.
7.600%, 5/15/14	$370,000	$409,351
8.550%, 5/15/19	310,000	418,837
4.250%, 11/15/20	600,000	662,021
E.I. du Pont de Nemours & Co.
1.750%, 3/25/14	200,000	203,637
3.250%, 1/15/15	300,000	317,755
6.000%, 7/15/18	250,000	315,349
3.625%, 1/15/21	350,000	390,426
Ecolab, Inc.
1.000%, 8/9/15	94,000	94,155
4.350%, 12/8/21	250,000	283,311
Monsanto Co.
5.125%, 4/15/18	100,000	118,808
2.200%, 7/15/22	50,000	49,929
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	166,369
4.875%, 3/30/20	150,000	175,869
PPG Industries, Inc.
1.900%, 1/15/16	100,000	103,534
6.650%, 3/15/18	150,000	186,325
3.600%, 11/15/20	150,000	161,067
Praxair, Inc.
4.625%, 3/30/15	253,000	277,901
4.500%, 8/15/19	200,000	234,130
2.200%, 8/15/22	100,000	98,197
RPM International, Inc.
6.125%, 10/15/19	100,000	115,734
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	105,203
Valspar Corp.
7.250%, 6/15/19	100,000	123,641

		5,728,990

Containers & Packaging (0.0%)
Bemis Co., Inc.
6.800%, 8/1/19	100,000	121,207
Packaging Corp of America
3.900%, 6/15/22	100,000	102,500
Rock-Tenn Co.
4.000%, 3/1/23§	250,000	251,250

		474,957

Metals & Mining (0.5%)
Alcoa, Inc.
6.150%, 8/15/20	500,000	549,043
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	258,091
ArcelorMittal S.A.
9.250%, 2/15/15	100,000	110,500
4.750%, 2/25/17	100,000	97,750
6.125%, 6/1/18	250,000	248,125
10.100%, 6/1/19	250,000	288,125
5.750%, 3/1/21	200,000	190,000
6.500%, 2/25/22	50,000	49,125
Barrick Gold Corp.
1.750%, 5/30/14	150,000	152,152
2.900%, 5/30/16	200,000	209,916
6.950%, 4/1/19	150,000	186,361
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	271,673
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	537,091
6.500%, 4/1/19	500,000	636,255
2.875%, 2/24/22	300,000	310,936
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	105,000	103,571
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,621,875
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	350,000	350,935
Newmont Mining Corp.
5.125%, 10/1/19	100,000	114,072
3.500%, 3/15/22	500,000	506,994
Nucor Corp.
5.850%, 6/1/18	150,000	184,458
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	200,000	220,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	405,379
9.000%, 5/1/19	500,000	682,310
4.125%, 5/20/21	250,000	276,059
Rio Tinto Finance USA plc
2.875%, 8/21/22	250,000	247,633
Teck Resources Ltd.
10.750%, 5/15/19	150,000	180,750
4.500%, 1/15/21	100,000	104,000
Vale Overseas Ltd.
6.250%, 1/11/16	250,000	281,782
4.625%, 9/15/20	350,000	372,834
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	253,061

		10,000,856

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	263,680
Georgia-Pacific LLC
8.250%, 5/1/16§	970,000	1,047,600
International Paper Co.
5.300%, 4/1/15	100,000	108,994
9.375%, 5/15/19	400,000	543,755
4.750%, 2/15/22	630,000	715,782
6.000%, 11/15/41	490,000	595,739

		3,275,550

Total Materials		19,480,353

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.500%, 8/15/15	500,000	526,121
2.400%, 8/15/16	250,000	263,594
1.700%, 6/1/17	300,000	307,858
5.500%, 2/1/18	500,000	605,747
4.450%, 5/15/21	600,000	707,479
BellSouth Corp.
5.200%, 9/15/14	250,000	270,370
British Telecommunications plc
5.950%, 1/15/18	250,000	299,422
CenturyLink, Inc.
6.450%, 6/15/21	250,000	282,580
Series T
5.800%, 3/15/22	250,000	271,438
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	533,397
6.750%, 8/20/18	200,000	250,581
France Telecom S.A.
4.375%, 7/8/14	250,000	263,870
5.375%, 7/8/19	200,000	233,930
4.125%, 9/14/21	100,000	110,169

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Qwest Corp.
6.500%, 6/1/17	$250,000	$293,750
Telecom Italia Capital S.A.
6.175%, 6/18/14	600,000	634,047
6.999%, 6/4/18	250,000	274,915
7.175%, 6/18/19	100,000	109,537
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	200,000	198,405
6.221%, 7/3/17	200,000	208,865
5.134%, 4/27/20	180,000	172,833
5.462%, 2/16/21	250,000	243,023
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	117,800
Verizon Communications, Inc.
1.950%, 3/28/14	300,000	306,867
5.550%, 2/15/16	600,000	696,185
5.500%, 2/15/18	750,000	904,922
4.600%, 4/1/21	500,000	596,105
3.500%, 11/1/21	350,000	386,479
6.400%, 2/15/38	613,000	832,715
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,666,845
5.250%, 1/15/21	250,000	287,174

		12,857,023

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,246,788
5.625%, 11/15/17	100,000	119,090
5.000%, 3/30/20	4,500,000	5,233,995
3.125%, 7/16/22	408,000	418,873
4.375%, 7/16/42	231,000	238,422
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	600,000	637,937
8.500%, 11/15/18	300,000	419,083
Rogers Communications, Inc.
6.800%, 8/15/18	250,000	316,110
Vodafone Group plc
4.150%, 6/10/14	500,000	530,631
5.000%, 9/15/15	300,000	337,105
5.450%, 6/10/19	300,000	367,907
2.500%, 9/26/22	250,000	249,339
Term Loan
6.875%, 8/11/15	4,200,000	4,326,000
6.875%, 8/17/15	451,615	465,164

		14,906,444

Total Telecommunication Services		27,763,467

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
3.950%, 6/1/21	460,000	517,781
Arizona Public Service Co.
5.800%, 6/30/14	250,000	269,945
Carolina Power & Light Co.
5.300%, 1/15/19	250,000	300,823
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	252,337
5.950%, 12/15/36	90,000	103,569
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	610,477
Consumers Energy Co.
6.700%, 9/15/19	250,000	323,754
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	946,440
Detroit Edison Co.
5.600%, 6/15/18	100,000	121,305
2.650%, 6/15/22	250,000	256,217
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	692,320
4.250%, 12/15/41	450,000	476,380
Duke Energy Corp.
2.150%, 11/15/16	400,000	410,907
5.050%, 9/15/19	100,000	116,271
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,911,466
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	306,944
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	536,619
Florida Power & Light Co.
5.550%, 11/1/17	100,000	121,521
5.950%, 2/1/38	189,000	258,356
Florida Power Corp.
4.550%, 4/1/20	50,000	58,292
3.100%, 8/15/21	100,000	106,219
5.900%, 3/1/33	82,000	102,787
Georgia Power Co.
3.000%, 4/15/16	370,000	397,114
5.400%, 6/1/18	300,000	362,736
Hydro-Quebec
7.500%, 4/1/16	300,000	361,581
2.000%, 6/30/16	200,000	208,912
8.400%, 1/15/22	1,150,000	1,670,775
Series IO
8.050%, 7/7/24	1,180,000	1,746,567
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	316,994
Ipalco Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,231,937
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	171,164
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	232,138
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	253,995
3.750%, 11/15/20	300,000	314,196
MidAmerican Energy Co.
4.650%, 10/1/14	100,000	107,608
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	119,218
5.950%, 5/15/37	434,000	545,839
6.500%, 9/15/37	400,000	537,461
Nevada Power Co.
7.125%, 3/15/19	300,000	388,007
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	200,000	203,450
7.875%, 12/15/15	300,000	360,287
Northern States Power Co.
1.950%, 8/15/15	100,000	103,578
5.250%, 3/1/18	150,000	180,354
Ohio Power Co.
6.050%, 5/1/18	100,000	122,158
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	247,349
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	266,320
3.500%, 10/1/20	250,000	277,348

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 5/15/21	$100,000	$116,361
PacifiCorp
5.500%, 1/15/19	250,000	308,310
Peco Energy Co.
5.000%, 10/1/14	100,000	108,492
2.375%, 9/15/22	250,000	252,056
Portland General Electric Co.
6.100%, 4/15/19	100,000	124,189
Progress Energy, Inc.
5.625%, 1/15/16	200,000	227,514
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	272,871
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	451,247
Public Service Electric & Gas Co.
6.330%, 11/1/13	250,000	265,282
Southern California Edison Co.
5.750%, 3/15/14	300,000	322,811
Series 08-A
5.950%, 2/1/38	150,000	203,908
Southern Co.
4.150%, 5/15/14	125,000	131,969
1.950%, 9/1/16	110,000	113,566
Tampa Electric Co.
6.100%, 5/15/18	75,000	93,561
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	416,951
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16	300,000	345,939
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	264,378

		24,547,221

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	268,318
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	223,801
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	300,000	345,389
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	445,350
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	200,000	234,591
Questar Corp.
2.750%, 2/1/16	85,000	89,179
Southern California Gas Co.
5.500%, 3/15/14	100,000	107,166

		1,713,794

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	293,269
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	315,972
4.250%, 6/15/22§	273,000	288,385
NRG Energy, Inc.
7.625%, 1/15/18	1,500,000	1,623,750
PSEG Power LLC
5.125%, 4/15/20	200,000	229,392
Tennessee Valley Authority
5.500%, 7/18/17	676,000	824,293
3.875%, 2/15/21	500,000	585,986
5.250%, 9/15/39	2,815,000	3,710,218
TransAlta Corp.
4.750%, 1/15/15	200,000	209,628

		8,080,893

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	210,627
Consolidated Edison Co. of New York, Inc.
Series 08-A
5.850%, 4/1/18	100,000	123,311
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	313,760
1.950%, 8/15/16	622,000	642,700
6.000%, 11/30/17	400,000	490,222
Series B
2.750%, 9/15/22	250,000	252,302
National Grid plc
6.300%, 8/1/16	100,000	116,252
NiSource Finance Corp.
6.400%, 3/15/18	200,000	244,342
NSTAR LLC
4.500%, 11/15/19	100,000	113,501
Sempra Energy
9.800%, 2/15/19	350,000	490,223

		2,997,240

Total Utilities		37,339,148

Total Corporate Bonds		537,370,487

Government Securities (68.6%)
Agency ABS (0.5%)
Small Business Administration
Series 2003-10A
4.628%, 3/10/13	69,283	70,421
Series 2003-P10A
4.524%, 2/10/13	14,845	15,044
Series 2008-P10B
5.944%, 8/10/18	1,743,873	1,916,227
Small Business Administration Participation Certificates
Series 2004-20A
4.930%, 1/1/24	347,089	383,816
Series 2004-20C
4.340%, 3/1/24	2,334,662	2,568,972
Series 2005-20B
4.625%, 2/1/25	221,652	246,931
Series 2008-20A
5.170%, 1/1/28	611,646	698,780
Series 2008-20C
5.490%, 3/1/28	2,166,301	2,500,608
Series 2008-20G
5.870%, 7/1/28	2,320,062	2,702,987

		11,103,786

Agency CMO (15.6%)
Federal Home Loan Mortgage Corp.
6.000%, 1/1/14	2,143	2,198
5.500%, 2/1/14	6,528	7,023
6.000%, 7/1/14	1,873	1,942
6.000%, 2/1/17	68,295	73,795
6.000%, 3/1/17	3,160	3,410
6.500%, 3/1/17	21,859	23,551
6.000%, 4/1/17	48,655	52,622
6.000%, 5/1/17	936	1,019
4.879%, 5/19/17	3,500,000	3,683,011
6.000%, 7/1/17	10,680	11,641

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 8/1/17		$24,429	$26,542
5.500%, 11/1/17		25,869	27,833
1.696%, 12/25/18 IO(l)		1,828,246	148,263
1.915%, 5/25/19 IO(l)		1,469,166	142,273
3.974%, 1/25/21(l)		1,440,000	1,655,986
2.873%, 12/25/21		1,410,000	1,503,567
5.500%, 1/15/31		113,502	115,714
2.375%, 11/1/31(l)		12,100	12,909
2.849%, 4/1/36(l)		343,694	369,364
5.000%, 3/1/38		6,124,896	6,647,186
5.500%, 4/1/38		11,646	12,677
5.500%, 1/1/40		68,322	74,370
3.500%, 10/15/42 TBA		4,600,000	4,931,703
4.000%, 11/15/42 TBA		3,600,000	3,865,641
4.500%, 11/15/42 TBA		8,000,000	8,605,938
Federal National Mortgage Association
7.000%, 4/1/15		8,400	8,786
7.000%, 4/1/16		15,280	16,233
5.500%, 2/1/17		28,944	31,339
5.500%, 6/1/17		7,573	8,200
4.000%, 4/1/23		17,272	18,448
4.793%, 2/1/24(l)		1,351	1,447
5.075%, 6/1/24(l)		459	472
4.000%, 9/1/25		552,797	590,413
4.000%, 1/1/26		573,292	612,303
4.000%, 7/1/26		800,425	854,891
4.000%, 8/1/26		413,362	441,490
3.500%, 4/1/27		886,864	943,124
3.500%, 6/1/27		1,687,669	1,794,730
2.340%, 1/1/28(l)		103,211	108,916
2.390%, 3/1/33(l)		118,090	123,093
5.310%, 8/25/33		764,673	799,123
6.000%, 2/1/34		393,205	440,919
5.000%, 7/1/34		1,965,087	2,154,918
6.500%, 7/25/34		106,188	111,877
6.000%, 8/1/34		228,782	257,049
5.500%, 2/1/35		1,116,116	1,233,657
5.000%, 3/1/35		1,146,572	1,255,720
6.000%, 4/1/35		3,559,068	3,989,557
5.000%, 5/1/35		98,445	107,816
5.000%, 6/1/35		474,762	520,624
5.000%, 7/1/35		167,531	183,715
5.500%, 12/1/35		769,086	848,398
2.543%, 1/1/36(l)		1,959,861	2,106,239
6.000%, 2/1/38		275,698	305,174
6.000%, 3/1/38		96,341	107,123
6.000%, 5/1/38		283,030	314,705
6.000%, 10/1/38		95,937	106,404
6.000%, 12/1/38		125,880	139,338
6.000%, 4/1/40		754,369	832,547
6.500%, 5/1/40		4,470,564	5,022,574
4.000%, 9/1/40		849,591	914,074
6.000%, 9/1/40		937,627	1,035,528
4.000%, 10/1/40		394,909	430,805
4.000%, 11/1/40		1,993,465	2,144,766
2.351%, 12/1/40(l)		53,719	57,030
4.000%, 12/1/40		16,843,334	18,164,390
4.000%, 1/1/41		1,105,350	1,189,245
4.000%, 2/1/41		539,818	580,789
4.000%, 3/1/41		1,477,592	1,589,739
4.000%, 4/1/41		1,995,357	2,146,802
3.326%, 6/1/41(l)		489,520	522,449
4.500%, 8/1/41		5,950,508	6,531,380
3.484%, 9/1/41(l)		354,269	378,991
4.000%, 1/1/42		181,903	195,709
3.500%, 5/1/42		2,306,756	2,484,268
4.000%, 5/1/42		1,300,000	1,398,668
4.000%, 6/1/42		2,340,138	2,517,751
4.000%, 9/1/42		2,800,000	3,036,140
3.500%, 10/25/27 TBA		800,000	851,250
4.500%, 11/25/27 TBA		4,400,000	4,742,203
3.000%, 10/25/42 TBA		1,800,000	1,899,984
4.500%, 10/25/42 TBA		64,500,000	69,831,325
5.000%, 10/25/42 TBA		17,000,000	18,545,938
5.000%, 11/25/42 TBA		92,000,000	100,315,937
5.500%, 11/25/42 TBA		6,500,000	7,122,578
FREMF Mortgage Trust
4.305%, 9/25/44(l)§		95,000	100,751
4.162%, 11/25/44(l)§		120,000	115,304
Government National Mortgage Association
1.625%, 7/20/27(l)		5,401	5,625
6.500%, 6/20/32		81,661	93,239
5.500%, 4/15/33		13,878	15,676
4.500%, 5/20/40		3,077,773	3,409,355
4.500%, 7/20/40		679,449	752,648
4.000%, 9/15/40		394,891	436,478
4.000%, 3/15/41		649,150	716,702
4.500%, 3/20/41		663,237	736,349
4.000%, 8/15/41		99,855	110,184
4.000%, 10/15/41		98,208	108,367
4.500%, 2/15/42		3,617,576	3,977,497
4.000%, 3/15/42		99,864	110,194
4.000%, 7/15/42		798,882	881,517
4.000%, 10/15/42 TBA		1,200,000	1,323,469
4.500%, 10/15/42 TBA		2,600,000	2,854,719
5.000%, 10/15/42 TBA		7,600,000	8,381,375

			331,148,728

Foreign Governments (3.0%)
Canadian Government Bond
2.375%, 9/10/14		400,000	416,278
0.875%, 2/14/17		350,000	353,700
Deutsche Bundesrepublik Inflation Linked Bond Series I/L
0.100%, 4/15/23	EUR	2,950,097	4,019,743
Development Bank of Japan
5.125%, 2/1/17		$200,000	235,065
Eksportfinans ASA
1.875%, 4/2/13		500,000	498,125
0.661%, 4/5/13(l)		300,000	295,635
1.600%, 3/20/14	JPY	2,000,000	24,903
3.000%, 11/17/14		$400,000	393,000
2.000%, 9/15/15		800,000	752,000
2.375%, 5/25/16		200,000	185,000
5.500%, 5/25/16		1,155,000	1,184,452
2.875%, 11/16/16	CHF	100,000	104,253
5.500%, 6/26/17		$300,000	305,250
Export Development Canada
2.250%, 5/28/15		250,000	262,315
1.250%, 10/26/16		250,000	256,440
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	3,948,270
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	217,394
5.875%, 1/14/15		250,000	274,700
4.125%, 9/9/15		200,000	214,960
4.000%, 1/29/21		1,500,000	1,625,002
Federative Republic of Brazil
6.000%, 1/17/17		500,000	596,250
8.000%, 1/15/18		462,000	547,932

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.875%, 1/22/21		$750,000	$896,625
Italy Buoni Poliennali Del Tesoro
4.000%, 2/1/37	EUR	400,000	410,620
Japan Finance Corp.
2.500%, 1/21/16		$750,000	791,739
2.250%, 7/13/16		500,000	525,800
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	588,297
Korea Development Bank
8.000%, 1/23/14		500,000	543,237
3.250%, 3/9/16		300,000	314,954
Korea Finance Corp.
4.625%, 11/16/21		250,000	280,396
Province of British Columbia
2.850%, 6/15/15		300,000	319,175
2.100%, 5/18/16		300,000	316,529
Province of Manitoba
1.375%, 4/28/14		100,000	101,367
4.900%, 12/6/16		500,000	578,312
Province of New Brunswick
2.750%, 6/15/18		250,000	268,923
Province of Nova Scotia
5.125%, 1/26/17		250,000	291,862
Province of Ontario
1.375%, 1/27/14		500,000	506,352
4.100%, 6/16/14		500,000	531,198
1.875%, 9/15/15		1,750,000	1,813,584
4.000%, 10/7/19		750,000	868,679
4.400%, 4/14/20		250,000	296,774
2.450%, 6/29/22		250,000	255,059
Province of Quebec
4.600%, 5/26/15		750,000	828,679
3.500%, 7/29/20		500,000	557,215
Republic of Chile
3.875%, 8/5/20		250,000	282,875
Republic of Colombia
8.250%, 12/22/14		400,000	462,000
4.375%, 7/12/21		600,000	690,900
Republic of Italy
4.500%, 1/21/15		1,000,000	1,032,881
5.250%, 9/20/16		750,000	780,713
4.750%, 6/1/17	EUR	2,910,000	3,860,618
5.250%, 8/1/17		745,000	1,012,075
2.100%, 9/15/21		646,594	734,973
2.550%, 9/15/41		175,525	172,537
Republic of Korea
5.750%, 4/16/14		$4,400,000	4,728,856
4.875%, 9/22/14		300,000	323,580
7.125%, 4/16/19		9,650,000	12,621,332
Republic of Panama
5.200%, 1/30/20		300,000	359,250
9.375%, 4/1/29		298,000	506,600
Republic of Peru
8.375%, 5/3/16		100,000	124,000
7.125%, 3/30/19		200,000	263,500
Republic of Poland
5.250%, 1/15/14		250,000	263,007
6.375%, 7/15/19		750,000	924,240
5.125%, 4/21/21		320,000	372,800
Republic of South Africa
6.500%, 6/2/14		1,480,000	1,610,980
6.875%, 5/27/19		300,000	377,625
5.500%, 3/9/20		300,000	356,250
State of Israel
5.500%, 11/9/16		500,000	575,000
Svensk Exportkredit AB
3.250%, 9/16/14		250,000	261,943
1.750%, 10/20/15		500,000	513,197
United Mexican States
5.875%, 1/15/14		250,000	264,375
5.625%, 1/15/17		590,000	689,710
5.125%, 1/15/20		235,000	280,825
3.625%, 3/15/22		1,050,000	1,147,125

			64,189,810

Municipal Bonds (2.9%)
Bay Area Toll Authority California State
6.793%, 4/1/30		4,100,000	5,223,523
California State University
5.000%, 11/1/30		300,000	322,419
City of New York, New York
6.246%, 6/1/35		5,400,000	6,284,574
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34		400,000	462,352
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20		3,700,000	4,213,708
5.841%, 8/1/21		400,000	459,024
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,260,391
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,670,325
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	166,334
Metropolitan Washington Airports Authority
7.462%, 10/1/46		8,000,000	9,618,640
New Jersey Economic Development Authority
1.389%, 6/15/13(l)		3,000,000	3,003,000
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,475,610
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		4,400,000	5,081,956
New York City Municipal Water Finance Authority
6.124%, 6/15/42		500,000	578,220
5.375%, 6/15/43		635,000	753,523
5.500%, 6/15/43		750,000	899,850
New York City Transitional Finance Authority
4.075%, 11/1/20		800,000	916,016
4.325%, 11/1/21		1,300,000	1,510,938
4.525%, 11/1/22		1,800,000	2,108,862
Northern California Power Agency
7.311%, 6/1/40		2,075,000	2,569,929
San Diego County Regional Airport Authority
6.628%, 7/1/40		700,000	773,556
State of California
4.850%, 10/1/14		250,000	267,930
5.950%, 4/1/16		35,000	40,026
5.750%, 3/1/17		100,000	115,747
6.200%, 3/1/19		100,000	118,627
6.200%, 10/1/19		100,000	118,018
7.550%, 4/1/39		3,000,000	4,069,530
State of Illinois
4.071%, 1/1/14		100,000	103,408
4.421%, 1/1/15		100,000	105,806
4.961%, 3/1/16		300,000	326,967
5.665%, 3/1/18		300,000	338,073
State of Illinois Toll Highway Authority
6.184%, 1/1/34		1,000,000	1,268,510
State of Iowa
6.750%, 6/1/34		1,800,000	2,140,650

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
University of California Medical Center
5.235%, 5/15/22	$1,500,000	$1,748,055
5.435%, 5/15/23	1,975,000	2,324,753

		62,438,850

Supranational (1.2%)
African Development Bank
3.000%, 5/27/14	200,000	208,794
2.500%, 3/15/16	500,000	533,582
Asian Development Bank
2.750%, 5/21/14	500,000	519,835
2.625%, 2/9/15	500,000	525,926
2.500%, 3/15/16	500,000	532,696
1.125%, 3/15/17	350,000	357,606
1.875%, 10/23/18	250,000	262,700
Corp. Andina de Fomento
3.750%, 1/15/16	200,000	210,000
8.125%, 6/4/19	250,000	323,750
Council of Europe Development Bank
2.625%, 2/16/16	500,000	529,086
1.500%, 6/19/17	250,000	253,861
European Bank for Reconstruction & Development
2.500%, 3/15/16	400,000	425,669
1.375%, 10/20/16	200,000	205,710
1.000%, 2/16/17	300,000	303,620
0.750%, 9/1/17	150,000	149,935
European Investment Bank
4.625%, 5/15/14	2,000,000	2,136,010
1.125%, 8/15/14	1,000,000	1,013,008
1.000%, 7/15/15	750,000	759,643
1.625%, 9/1/15	750,000	773,430
4.875%, 2/16/16	1,334,000	1,521,412
2.500%, 5/16/16	2,000,000	2,127,647
4.875%, 1/17/17	500,000	584,907
1.125%, 9/15/17	500,000	504,797
1.000%, 12/15/17	300,000	299,594
2.875%, 9/15/20	500,000	535,573
4.000%, 2/16/21	500,000	575,439
Inter-American Development Bank
3.000%, 4/22/14	1,000,000	1,040,595
1.375%, 10/18/16	1,000,000	1,030,734
4.250%, 9/10/18	750,000	890,885
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,032,871
0.500%, 11/26/13	500,000	501,321
2.375%, 5/26/15	1,000,000	1,052,176
2.125%, 3/15/16	1,000,000	1,053,574
0.875%, 4/17/17	500,000	501,169
International Finance Corp.
3.000%, 4/22/14	750,000	781,163
1.000%, 4/24/17	500,000	506,383
2.125%, 11/17/17	500,000	532,684
Nordic Investment Bank
2.500%, 7/15/15	300,000	316,868
5.000%, 2/1/17	300,000	355,356

		25,770,009

U.S. Government Agencies (4.1%)
Federal Farm Credit Bank
1.125%, 2/27/14	2,000,000	2,024,683
5.125%, 8/25/16	685,000	804,144
4.875%, 1/17/17	840,000	990,694
Federal Home Loan Bank
3.625%, 10/18/13	2,000,000	2,071,376
0.550%, 10/25/13	400,000	400,107
0.375%, 11/27/13	250,000	250,401
0.875%, 12/27/13	1,000,000	1,007,760
1.375%, 5/28/14	250,000	254,636
5.500%, 8/13/14	500,000	548,971
2.875%, 6/12/15	2,000,000	2,129,033
1.630%, 8/20/15	500,000	518,568
0.500%, 11/20/15	350,000	351,472
5.625%, 6/13/16	1,550,000	1,779,207
4.750%, 12/16/16	500,000	586,217
5.250%, 6/5/17	1,350,000	1,620,971
1.000%, 6/21/17	350,000	354,208
1.050%, 7/26/17	1,000,000	1,000,495
5.000%, 11/17/17	1,000,000	1,212,682
4.125%, 3/13/20	1,500,000	1,777,052
Federal Home Loan Mortgage Corp.
0.500%, 10/18/13	1,000,000	1,000,168
4.875%, 11/15/13	1,000,000	1,052,332
0.375%, 11/27/13	1,500,000	1,502,406
0.550%, 12/27/13	500,000	500,487
2.500%, 1/7/14	2,000,000	2,057,195
0.550%, 1/9/14	500,000	500,557
1.375%, 2/25/14	2,000,000	2,031,545
0.375%, 4/28/14	1,000,000	1,000,935
3.000%, 7/28/14	1,500,000	1,574,645
1.000%, 12/5/14	200,000	200,341
0.875%, 12/19/14	500,000	500,855
1.000%, 12/19/14	400,000	400,797
0.625%, 12/29/14	2,000,000	2,013,410
0.850%, 1/9/15	200,000	200,402
0.800%, 1/13/15	100,000	100,663
4.500%, 1/15/15	1,000,000	1,095,613
2.875%, 2/9/15	2,000,000	2,121,431
0.550%, 2/27/15	500,000	501,640
0.500%, 8/28/15	750,000	753,463
4.750%, 11/17/15	928,000	1,053,378
0.850%, 2/24/16	500,000	503,594
5.500%, 7/18/16	1,000,000	1,183,315
5.125%, 10/18/16	2,000,000	2,358,668
1.600%, 11/2/16	400,000	400,470
1.625%, 11/14/16	400,000	400,652
2.250%, 1/23/17	200,000	204,892
1.000%, 3/8/17	1,000,000	1,013,077
2.000%, 7/17/17	1,000,000	1,012,943
4.875%, 6/13/18	1,500,000	1,822,191
3.750%, 3/27/19	750,000	873,932
1.750%, 5/30/19	750,000	777,532
2.000%, 7/30/19	100,000	101,748
2.375%, 1/13/22	490,000	514,070
Federal National Mortgage Association
4.625%, 5/1/13	1,695,000	1,737,800
1.125%, 10/8/13	200,000	201,841
1.000%, 10/15/13	200,000	201,603
4.625%, 10/15/13	790,000	826,229
0.600%, 10/25/13	1,000,000	1,000,305
0.625%, 12/6/13	500,000	500,454
5.125%, 1/2/14	607,000	642,626
2.750%, 2/5/14	1,500,000	1,550,533
1.350%, 2/24/14	200,000	202,965
1.250%, 2/27/14	1,500,000	1,520,943
2.750%, 3/13/14	1,000,000	1,036,161
2.500%, 5/15/14	1,000,000	1,036,601
3.000%, 9/16/14	1,000,000	1,052,977
2.625%, 11/20/14	500,000	524,758
0.750%, 11/21/14	400,000	400,375
0.500%, 11/24/14	750,000	751,339

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
0.900%, 12/5/14	$500,000	$500,758
0.750%, 12/19/14	1,000,000	1,009,324
0.550%, 2/27/15	300,000	300,984
0.700%, 6/26/15	500,000	500,585
0.500%, 7/2/15	1,500,000	1,504,245
0.600%, 7/24/15	750,000	750,828
2.375%, 7/28/15	1,500,000	1,584,735
2.150%, 8/4/15	100,000	105,130
2.000%, 9/21/15	200,000	209,827
1.875%, 10/15/15	200,000	207,758
4.375%, 10/15/15	1,000,000	1,119,568
1.625%, 10/26/15	1,500,000	1,554,806
0.800%, 11/24/15	750,000	752,536
0.750%, 1/25/16	1,000,000	1,001,483
0.560%, 2/16/16	500,000	500,102
0.700%, 2/22/16	500,000	500,727
1.750%, 11/14/16	400,000	400,742
1.375%, 11/15/16	1,000,000	1,030,755
4.875%, 12/15/16	2,050,000	2,409,223
1.250%, 2/27/17	100,000	100,397
1.250%, 3/6/17	200,000	200,840
1.200%, 3/8/17	200,000	200,802
5.375%, 6/12/17	2,000,000	2,428,898
1.125%, 9/12/17	500,000	502,419
0.875%, 10/26/17	1,000,000	1,002,524
1.750%, 1/30/19	200,000	202,671
1.625%, 8/8/19	500,000	501,533
1.700%, 10/4/19	300,000	301,235
(Zero Coupon), 10/9/19	905,000	796,109
2.700%, 3/28/22	500,000	504,924
Financing Corp.
10.700%, 10/6/17 IO STRIPS	600,000	892,924
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	70,445
0.000%, 10/15/18 STRIPS	75,000	70,043
Small Business Administration
Series 2004-P10A
4.504%, 2/1/14	100,777	103,586

		88,023,000

U.S. Treasuries (41.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,216,000	1,531,172
9.250%, 2/15/16	2,684,000	3,482,758
7.500%, 11/15/16	1,695,000	2,179,918
8.875%, 8/15/17	4,107,000	5,739,450
8.500%, 2/15/20	3,000,000	4,581,197
7.875%, 2/15/21	500,000	762,887
2.000%, 1/15/26 TIPS	1,800,000	2,730,859
2.375%, 1/15/27 TIPS	1,900,000	2,980,255
1.750%, 1/15/28 TIPS	11,200,000	15,866,287
2.500%, 1/15/29 TIPS	2,000,000	3,052,306
2.125%, 2/15/41#	697,500	1,072,611
0.750%, 2/15/42	645,000	710,255
3.125%, 2/15/42	587,400	624,953
3.000%, 5/15/42	60,000	62,230
2.750%, 8/15/42	14,674,800	14,434,042
U.S. Treasury Notes
2.750%, 10/31/13	8,848,000	9,090,974
0.500%, 11/15/13	5,000,000	5,016,406
4.250%, 11/15/13	5,000,000	5,226,582
0.125%, 12/31/13	6,000,000	5,993,672
1.500%, 12/31/13	3,212,000	3,263,693
0.250%, 1/31/14	8,000,000	8,003,750
1.750%, 1/31/14	4,000,000	4,081,469
0.250%, 2/28/14	5,000,000	5,002,344
1.875%, 2/28/14	1,500,000	1,535,004
0.250%, 3/31/14	5,000,000	5,001,563
1.750%, 3/31/14	5,000,000	5,113,730
1.250%, 4/15/14	2,000,000	2,031,180
0.250%, 4/30/14	5,000,000	5,001,367
1.875%, 4/30/14	5,000,000	5,129,492
1.000%, 5/15/14	5,000,000	5,062,168
4.750%, 5/15/14	11,000,000	11,804,762
0.250%, 5/31/14	4,000,000	4,001,250
2.250%, 5/31/14	5,000,000	5,166,875
0.250%, 6/30/14	5,000,000	5,000,977
2.625%, 6/30/14	8,000,000	8,332,406
0.625%, 7/15/14	10,000,000	10,067,969
0.125%, 7/31/14	8,000,000	7,983,438
0.500%, 8/15/14	4,500,000	4,521,621
0.250%, 8/31/14	46,350,000	46,359,595
2.375%, 8/31/14	7,500,000	7,804,394
0.250%, 9/30/14	10,000,000	10,002,734
2.375%, 9/30/14	6,000,000	6,255,000
2.375%, 10/31/14	6,000,000	6,263,015
4.250%, 11/15/14	4,000,000	4,337,031
0.250%, 12/15/14	5,000,000	4,998,985
2.625%, 12/31/14	10,000,000	10,531,719
0.250%, 1/15/15	2,000,000	1,999,391
0.250%, 2/15/15	7,000,000	6,995,843
0.375%, 3/15/15	1,500,000	1,503,609
0.375%, 4/15/15	3,000,000	3,006,680
2.500%, 4/30/15	1,630,000	1,722,719
2.125%, 5/31/15	15,000,000	15,724,687
1.875%, 6/30/15	10,500,000	10,952,812
0.250%, 7/15/15	6,000,000	5,991,281
0.250%, 8/15/15	5,000,000	4,992,149
1.250%, 8/31/15	5,000,000	5,135,976
0.250%, 9/15/15	5,620,000	5,610,340
1.250%, 10/31/15	5,000,000	5,140,196
4.500%, 11/15/15	7,000,000	7,902,781
1.375%, 11/30/15	10,000,000	10,322,891
4.500%, 2/15/16	5,000,000	5,692,226
2.625%, 2/29/16	6,000,000	6,459,328
2.375%, 3/31/16	6,000,000	6,414,047
2.625%, 4/30/16	2,500,000	2,698,242
5.125%, 5/15/16	4,087,000	4,777,703
1.750%, 5/31/16	5,000,000	5,242,383
3.250%, 5/31/16	3,000,000	3,309,375
1.500%, 7/31/16	8,000,000	8,321,687
1.000%, 9/30/16	4,000,000	4,085,094
3.000%, 9/30/16	5,000,000	5,501,992
3.125%, 10/31/16	5,000,000	5,535,586
0.875%, 12/31/16	5,000,000	5,078,008
0.875%, 1/31/17	2,000,000	2,030,687
3.125%, 1/31/17	5,000,000	5,557,852
0.875%, 2/28/17	5,000,000	5,076,719
1.000%, 3/31/17	7,000,000	7,140,109
3.125%, 4/30/17	4,000,000	4,463,375
4.500%, 5/15/17	3,500,000	4,128,059
2.750%, 5/31/17	6,000,000	6,603,985
0.500%, 7/31/17	6,000,000	5,970,563
4.750%, 8/15/17	3,186,000	3,820,263
0.625%, 8/31/17	14,548,800	14,557,324
1.875%, 8/31/17	5,500,000	5,837,906
0.625%, 9/30/17	7,460,000	7,458,543
1.875%, 9/30/17	3,500,000	3,713,746
1.875%, 10/31/17	5,000,000	5,306,250
4.250%, 11/15/17	1,150,000	1,357,755

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 12/31/17	$5,000,000	$5,534,414
3.500%, 2/15/18	7,000,000	8,028,945
2.625%, 4/30/18	3,000,000	3,307,641
2.375%, 5/31/18	6,000,000	6,532,828
2.250%, 7/31/18	1,000,000	1,082,523
4.000%, 8/15/18	4,000,000	4,741,531
1.375%, 9/30/18	7,500,000	7,736,777
3.750%, 11/15/18	4,000,000	4,694,938
1.375%, 12/31/18	3,000,000	3,089,648
1.250%, 1/31/19	2,000,000	2,042,672
2.750%, 2/15/19	5,000,000	5,570,898
1.500%, 3/31/19	5,000,000	5,176,758
1.250%, 4/30/19	1,500,000	1,528,102
1.000%, 6/30/19	3,000,000	2,999,391
1.000%, 8/31/19	24,725,000	24,663,766
1.000%, 9/30/19	3,000,000	2,989,102
3.375%, 11/15/19	10,350,000	11,999,612
3.625%, 2/15/20	10,000,000	11,784,297
3.500%, 5/15/20	10,000,000	11,708,594
1.250%, 7/15/20	1,600,000	2,009,913
2.625%, 8/15/20	11,000,000	12,160,672
2.625%, 11/15/20	5,000,000	5,520,312
1.125%, 1/15/21	1,900,000	2,354,858
3.125%, 5/15/21	11,000,000	12,574,547
0.625%, 7/15/21	3,500,000	4,071,963
2.125%, 8/15/21	8,000,000	8,462,562
2.000%, 11/15/21	3,500,000	3,653,863
2.000%, 2/15/22	79,300,000	82,478,812
1.750%, 5/15/22	41,229,000	41,809,104
1.625%, 8/15/22	57,222,900	57,159,417

		878,404,967

Total Government Securities		1,461,079,150

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14	10,600,000	10,586,061

Total Financials		10,586,061

Total Time Deposits		10,586,061

Total Long-Term Debt Securities (103.0%) (Cost $2,097,392,326)		2,193,371,625

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co.
7.500%	5,000	6,190,000

Total Convertible Preferred Stocks (0.3%) (Cost $5,000,000)		6,190,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Itau Unibanco Holding S.A.
1.47%, 3/26/13	$6,850,000	6,800,810

Government Securities (6.3%)
U.S. Treasury Bills
0.08%, 11/8/12 #(p)	21,000	20,998
0.14%, 3/14/13 #(p)	6,891,000	6,886,686
0.15%, 5/2/13 (p)	2,500,000	2,497,709
0.15%, 5/30/13 #(p)	44,100,000	44,054,264
0.16%, 7/25/13 (p)	38,900,000	38,848,675
0.16%, 8/22/13 (p)	8,357,000	8,344,935
0.16%, 9/19/13 (p)	32,900,000	32,848,410

Total Government Securities		133,501,677

Total Short-Term Investments (6.6%) (Cost $140,251,913)		140,302,487

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Eurodollar 3 Year Mid Curve
November 2012 @ $98.88*	130	84,500

Total Options Purchased (0.0%) (Cost $29,170)		84,500

Total Investments Before Options Written and Securities Sold Short (109.9%) (Cost $2,242,673,409)		2,339,948,612

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
Eurodollar 3 Year Mid Curve November 2012 @ $99.13*	(195)	(40,219)

Put Option Written (0.0%)
5 Year U.S. Treasury Notes October 2012 @ $123.00*	(276)	(2,156)

Total Options Written (0.0%) (Premiums Received $33,209)		(42,375)

Total Investments Before Securities Sold Short (109.9%) (Cost $2,242,640,200)		2,339,906,237

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.2%)
Federal National Mortgage Association
3.500%, 10/25/42 TBA	$(465,000)	$(498,712)
4.000%, 10/25/42 TBA	(9,800,000)	(10,560,265)
4.500%, 10/25/42 TBA	(1,500,000)	(1,623,984)
5.000%, 10/25/42 TBA	(3,800,000)	(4,145,563)
6.000%, 10/25/42 TBA	(1,100,000)	(1,214,641)
6.500%, 10/25/42 TBA	(2,700,000)	(3,035,180)
Government National Mortgage Association
4.500%, 10/15/42 TBA	(4,400,000)	(4,857,187)

Total Securities Sold Short (-1.2%) (Proceeds Received $25,842,061)		(25,935,532)

Total Investments after Options Written and Securities Sold Short (108.7%) (Cost $2,216,798,139)		2,313,970,705
Other Assets Less Liabilities (-8.7%)		(185,794,800)

Net Assets (100%)		$2,128,175,905

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

*	Non-income producing.

†	Securities (totaling $6,055,681 or 0.3% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $154,763,829 or 7.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,511,815.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $13,620,097 or 0.6% of net assets.

(p)	Yield to maturity.

Glossary:
ABS — Asset-Backed Security
AUD — Australian Dollar
CHF — Swiss Franc
CMO — Collateralized Mortgage Obligation
EUR — European Currency Unit
IO — Interest Only
JPY — Japanese Yen
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	556	December-12	$71,814,423	$73,183,734	$1,369,311
2 Year U.S. Treasury Notes	161	December-12	35,473,684	35,505,531	31,847
5 Year U.S. Treasury Notes	72	December-12	8,955,902	8,973,562	17,660
90 Day Eurodollar	3	December-12	745,697	747,600	1,903
90 Day Eurodollar	2	March-13	497,072	498,375	1,303
90 Day Eurodollar	2	June-13	496,879	498,300	1,421
90 Day Eurodollar	2	September-13	496,905	498,250	1,345
90 Day Eurodollar	2	December-13	496,755	498,125	1,370
90 Day Eurodollar	17	September-15	4,211,677	4,217,275	5,598
90 Day Eurodollar	17	December-15	4,205,288	4,211,963	6,675
90 Day Eurodollar	17	March-16	4,198,949	4,206,650	7,701
90 Day Eurodollar	17	June-16	4,191,859	4,200,487	8,628
Euro Bond	4	December-12	685,810	688,530	2,720

					$1,457,482

Sales
10 Year U.S. Treasury Notes	108	December-12	$14,365,383	$14,416,312	$(50,929)
3 Year Australian Bonds	93	December-12	10,570,657	10,661,109	(90,452)
Euro Bond	33	December-12	5,974,818	6,011,991	(37,173)
U.S. Long Bond	4	December-12	597,213	597,500	(287)
U.S. Ultra Bond	76	December-12	12,690,668	12,556,625	134,043

					$(44,798)

					$1,412,684

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	507	$524,377	$530,094	$(5,717)
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	477	493,350	497,446	(4,096)
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Royal Bank of Scotland	1,306	1,678,615	1,683,789	(5,174)
European Union Euro vs. U.S. Dollar, expiring 12/17/12	Westpac Banking Corp.	84	108,034	108,902	(868)
Malaysian Ringgit vs. U.S. Dollar, expiring 10/16/12	HSBC Bank plc	10,077	3,293,392	3,234,000	59,392
Malaysian Ringgit vs. U.S. Dollar, expiring 10/16/12	JPMorgan Chase Bank	39,595	12,940,364	12,707,000	233,364
Mexican Peso vs. U.S. Dollar, expiring 12/3/12	HSBC Bank plc	67	5,207	4,981	226

					$277,127

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 10/11/12	HSBC Bank plc	804	$840,233	$833,304	$6,929
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	757	788,054	782,946	5,108
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	Westpac Banking Corp.	20,240	21,079,960	20,933,725	146,235
British Pound vs. U.S. Dollar, expiring 12/12/12	JPMorgan Chase Bank	899	1,437,313	1,451,403	(14,090)
Canadian Dollar vs. U.S. Dollar, expiring 12/20/12	Citibank N.A.	6,309	6,513,693	6,405,697	107,996
Danish Krone vs. U.S. Dollar, expiring 11/21/12	Barclays Bank plc	5,450	914,292	940,338	(26,046)
European Union Euro vs. U.S. Dollar, expiring 10/17/12	Royal Bank of Scotland	1,137	1,461,449	1,461,321	128
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	1,259	1,574,345	1,618,206	(43,861)
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	3,212	3,937,299	4,127,774	(190,475)
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	61	76,899	78,404	(1,505)
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	134	174,410	172,232	2,178
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	68	87,444	87,401	43
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Citibank N.A.	800	1,032,849	1,028,248	4,601
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Deutsche Bank AG	1,142	1,478,838	1,467,824	11,014
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Royal Bank of Scotland	324	401,936	416,441	(14,505)
European Union Euro vs. U.S. Dollar, expiring 10/22/12	Royal Bank of Scotland	833	1,039,978	1,070,663	(30,685)
European Union Euro vs. U.S. Dollar, expiring 12/17/12	Barclays Bank plc	306	396,951	393,554	3,397
European Union Euro vs. U.S. Dollar, expiring 12/17/12	Citibank N.A.	102	134,109	131,185	2,924
European Union Euro vs. U.S. Dollar, expiring 12/17/12	HSBC Bank plc	29,498	37,187,538	37,938,085	(750,547)
Japanese Yen vs. U.S. Dollar, expiring 12/10/12	Barclays Bank plc	597,264	7,622,879	7,658,253	(35,374)
Singapore Dollar vs. U.S. Dollar, expiring 10/22/12	JPMorgan Chase Bank	123	97,890	100,196	(2,306)
Taiwan Dollar vs. U.S. Dollar, expiring 11/30/12	Barclays Bank plc	854	28,992	29,152	(160)

					$(819,001)

					$(541,874)

Options Written:

Options written through the period ended September 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	—	$—
Options Written	1,600	278,611
Options Terminated in Closing Purchase Transactions	(555)	(48,098)
Options Expired	(574)	(197,304)
Options Exercised	—	—

Options Outstanding – September 30, 2012	471	$33,209

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$46,605,378	$2,108,817	$48,714,195
Non-Agency CMO	—	132,444,352	3,177,380	135,621,732
Convertible Preferred Stocks
Financials	6,190,000	—	—	6,190,000
Corporate Bonds
Consumer Discretionary	—	32,499,271	—	32,499,271
Consumer Staples	—	33,690,388	—	33,690,388
Energy	—	50,134,299	—	50,134,299
Financials	—	261,573,181	1,518,370	263,091,551
Health Care	—	35,815,769	—	35,815,769
Industrials	—	22,926,389	—	22,926,389
Information Technology	—	14,629,852	—	14,629,852
Materials	—	19,480,353	—	19,480,353
Telecommunication Services	—	27,763,467	—	27,763,467
Utilities	—	37,339,148	—	37,339,148
Forward Currency Contracts	—	583,535	—	583,535
Futures	1,591,525	—	—	1,591,525
Government Securities
Agency ABS	—	11,103,786	—	11,103,786
Agency CMO	—	331,148,728	—	331,148,728
Foreign Governments	—	64,189,810	—	64,189,810
Municipal Bonds	—	62,438,850	—	62,438,850
Supranational	—	25,770,009	—	25,770,009
U.S. Government Agencies	—	88,023,000	—	88,023,000
U.S. Treasuries	—	878,404,967	—	878,404,967
Options Purchased
Call Options Purchased	84,500	—	—	84,500
Short-Term Investments	—	140,302,487	—	140,302,487
Time Deposits
Financials	—	10,586,061	—	10,586,061

Total Assets	$7,866,025	$2,327,453,080	$6,804,567	$2,342,123,672

Liabilities:
Forward Currency Contracts	$—	$(1,125,409)	$—	$(1,125,409)
Futures	(178,841)	—	—	(178,841)
Government Securities
Agency CMO	—	(25,935,532)	—	(25,935,532)
Options Written
Call Options Written	(40,219)	—	—	(40,219)
Put Options Written	(2,156)	—	—	(2,156)

Total Liabilities	$(221,216)	$(27,060,941)	$—	$(27,282,157)

Total	$7,644,809	$2,300,392,139	$6,804,567	$2,314,841,515

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset-Backed Securities	Investments in Securities- Non-Agency CMO	Investments in Corporate Bonds-Financials
Balance as of 12/31/11	$2,429,129	$540,313	$—
Total gains or losses (realized/unrealized) included in earnings	35,375	13,798	(1,304,128)
Purchases	—	2,946,965	2,822,498
Sales	(1,148,428)	(1,077,784)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	792,741	1,294,401	—
Transfers out of Level 3	—	(540,313)	—

Balance as of 9/30/12	$2,108,817	$3,177,380	$1,518,370

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$37,295	$1,129	$(1,304,128)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,101,561,023
Long-term U.S. Treasury securities	2,413,409,356

$6,514,970,379

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,960,139,812
Long-term U.S. Treasury securities	2,584,360,265

$7,544,500,077

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,730,959
Aggregate gross unrealized depreciation	(16,511,841)

Net unrealized appreciation	$96,219,118

Federal income tax cost of investments	$2,243,729,494

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	22,349	$1,844,910

Australia (3.6%)
AGL Energy Ltd.	12,423	192,909
ALS Ltd.	7,745	69,011
Alumina Ltd.	56,094	49,458
Amcor Ltd.	27,652	222,583
AMP Ltd.	65,402	293,754
APA Group	14,635	71,957
Asciano Ltd.	22,379	101,444
ASX Ltd.	4,017	123,213
Australia & New Zealand Banking Group Ltd.	60,956	1,564,934
Bendigo and Adelaide Bank Ltd.	8,965	71,419
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	123,782	4,242,305
BHP Billiton Ltd. (ADR)	51,400	3,526,554
Boral Ltd.	17,115	68,173
Brambles Ltd.	35,617	259,357
Caltex Australia Ltd.	3,108	53,292
Centro Retail Australia (REIT)	28,035	60,779
CFS Retail Property Trust Group (REIT)	45,184	90,458
Coca-Cola Amatil Ltd.	13,058	183,671
Cochlear Ltd.	1,307	91,039
Commonwealth Bank of Australia	36,199	2,094,120
Computershare Ltd.	10,205	87,861
Crown Ltd.	9,198	86,824
CSL Ltd.	11,634	555,126
Dexus Property Group (REIT)	105,478	103,942
Echo Entertainment Group Ltd.	17,075	67,837
Fairfax Media Ltd.	51,501	22,170
Fortescue Metals Group Ltd.	32,122	116,287
Goodman Group (REIT)	35,483	145,754
GPT Group (REIT)	33,209	117,122
Harvey Norman Holdings Ltd.	11,472	23,086
Iluka Resources Ltd.	9,602	98,904
Incitec Pivot Ltd.	37,364	115,498
Insurance Australia Group Ltd.	47,659	216,038
Leighton Holdings Ltd.	3,486	60,098
Lend Lease Group	12,466	101,508
Lynas Corp., Ltd.*	37,247	30,523
Macquarie Group Ltd.	7,589	224,039
Metcash Ltd.	17,716	65,054
Mirvac Group (REIT)	78,406	116,303
National Australia Bank Ltd.	50,869	1,345,016
Newcrest Mining Ltd.	17,507	529,183
Orica Ltd.	8,364	215,772
Origin Energy Ltd.	24,881	292,159
OZ Minerals Ltd.	7,234	50,651
Qantas Airways Ltd.*	25,563	32,350
QBE Insurance Group Ltd.	26,516	356,190
QR National Ltd.	39,166	138,538
Ramsay Health Care Ltd.	3,018	75,196
Rio Tinto Ltd.	18,995	1,051,379
Santos Ltd.	21,639	254,988
Sonic Healthcare Ltd.	8,499	119,457
SP AusNet	40,261	43,642
Stockland Corp., Ltd. (REIT)	50,041	173,371
Suncorp Group Ltd.	29,480	282,556
Sydney Airport	8,605	28,206
Tabcorp Holdings Ltd.	16,397	46,944
Tatts Group Ltd.	30,781	86,528
Telstra Corp., Ltd.	99,752	405,613
Toll Holdings Ltd.	15,645	71,568
Transurban Group	30,084	187,237
Wesfarmers Ltd.	23,046	819,006
Westfield Group (REIT)	49,174	518,243
Westfield Retail Trust (REIT)	66,500	199,353
Westpac Banking Corp	69,529	1,792,242
Whitehaven Coal Ltd.	10,494	31,241
Woodside Petroleum Ltd.	14,760	507,392
Woolworths Ltd.	28,092	838,062
WorleyParsons Ltd.	4,715	138,363

		26,414,850

Austria (0.9%)
Andritz AG	1,626	92,084
Conwert Immobilien Invest SE*	49,194	550,175
Erste Group Bank AG*	70,932	1,582,840
Immofinanz AG*	21,378	77,553
OMV AG	3,379	118,260
Raiffeisen Bank International AG	1,127	40,819
Schoeller-Bleckmann Oilfield Equipment AG	36,500	3,788,931
Telekom Austria AG	5,014	35,438
Verbund AG	1,569	32,462
Vienna Insurance Group AG Wiener Versicherung Gruppe	886	37,572
Voestalpine AG	2,524	75,540

		6,431,674

Belgium (1.0%)
Ageas	5,359	128,504
Anheuser-Busch InBev N.V.	77,192	6,563,771
Belgacom S.A.	3,491	106,545
Colruyt S.A.	1,742	75,876
Delhaize Group S.A.	2,339	90,307
Groupe Bruxelles Lambert S.A.	1,850	137,292
KBC Groep N.V.	3,702	88,818
Mobistar S.A.	694	21,894
Solvay S.A.	1,359	157,279
Telenet Group Holding N.V.	1,247	55,846
UCB S.A.	2,523	138,733
Umicore S.A.	2,614	136,632

		7,701,497

Bermuda (0.5%)
Everest Reinsurance Group Ltd.	32,800	3,508,288

Brazil (1.5%)
Amil Participacoes S.A.	361,509	4,324,377
Banco Bradesco S.A. (ADR)	123,000	1,976,610
Banco do Brasil S.A.	194,400	2,378,158
BR Malls Participacoes S.A.	158,100	2,176,629

		10,855,774

Canada (0.6%)
Canadian National Railway Co.	21,438	1,891,475
Imax Corp.*	41,883	833,890
Rogers Communications, Inc., Class B	45,400	1,834,160

		4,559,525

China (2.7%)
Anhui Conch Cement Co., Ltd., Class H	748,500	2,331,204
Baidu, Inc. (ADR)*	24,570	2,870,267
China Construction Bank Corp., Class H	1,249,000	866,595

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
China Oilfield Services Ltd., Class H	1,467,500	$2,672,294
China Shipping Container Lines Co., Ltd., Class H*	5,683,000	1,157,994
CNOOC Ltd.	960,100	1,968,725
Daphne International Holdings Ltd.	155,000	155,519
Foxconn International Holdings Ltd.*	50,424	16,582
Industrial & Commercial Bank of China Ltd., Class H	3,702,135	2,186,700
Mindray Medical International Ltd. (ADR)	80,900	2,719,049
Ping An Insurance Group Co. of China Ltd., Class H	78,500	593,251
Weichai Power Co., Ltd., Class H	763,080	2,337,250
Yangzijiang Shipbuilding Holdings Ltd.	44,182	35,282

		19,910,712

Colombia (0.4%)
Bancolombia S.A. (ADR)	46,000	2,746,660

Czech Republic (0.2%)
Komercni Banka A/S	8,400	1,676,846

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	13	88,108
A. P. Moller - Maersk A/S, Class B	30	214,703
Carlsberg A/S, Class B	2,452	217,242
Coloplast A/S, Class B	523	108,900
Danske Bank A/S*	14,946	269,731
DSV A/S	4,360	97,999
Novo Nordisk A/S, Class B	27,158	4,290,323
Novozymes A/S, Class B	5,597	154,264
TDC A/S	11,367	82,801
Tryg A/S	566	36,771
William Demant Holding A/S*	578	51,807

		5,612,649

Finland (0.2%)
Elisa Oyj	3,255	73,576
Fortum Oyj	10,179	187,444
Kesko Oyj, Class B	1,464	41,483
Kone Oyj, Class B	3,568	246,905
Metso Oyj	2,932	104,782
Neste Oil Oyj	2,958	38,772
Nokia Oyj	85,801	221,620
Nokian Renkaat Oyj	2,545	103,510
Orion Oyj, Class B	2,088	44,675
Pohjola Bank plc, Class A	3,184	41,898
Sampo Oyj, Class A	9,603	298,759
Stora Enso Oyj, Class R	12,657	78,624
UPM-Kymmene Oyj	12,041	136,088
Wartsila Oyj	3,844	133,126

		1,751,262

France (5.5%)
Accor S.A.	35,289	1,177,011
Aeroports de Paris S.A.	683	54,469
Air Liquide S.A.	7,120	882,475
Alcatel-Lucent S.A.*	53,249	58,779
Alstom S.A.	4,726	165,706
Arkema S.A.	1,419	132,859
AtoS	1,248	86,987
AXA S.A. ‡	40,486	602,988
BNP Paribas S.A.	74,242	3,528,065
Bouygues S.A.	4,333	105,794
Bureau Veritas S.A.	1,254	128,787
Cap Gemini S.A.	3,394	143,601
Carrefour S.A.	13,231	274,420
Casino Guichard Perrachon S.A.	1,269	112,341
Christian Dior S.A.	1,250	167,699
Cie de Saint-Gobain S.A.	8,905	312,805
Cie Generale de Geophysique- Veritas*	3,138	98,796
Cie Generale des Etablissements Michelin	4,124	323,060
Cie Generale d’Optique Essilor International S.A.	4,541	425,226
CNP Assurances S.A.	3,421	44,687
Credit Agricole S.A.*	22,936	158,275
Danone S.A.	34,732	2,138,336
Dassault Systemes S.A.	1,400	147,092
Edenred	3,887	109,215
EDF S.A.	5,514	115,533
Eurazeo S.A.	689	31,564
Eutelsat Communications S.A.	3,031	97,433
Fonciere des Regions (REIT)	570	42,850
France Telecom S.A.	42,460	512,240
GDF Suez S.A.	28,821	644,434
Gecina S.A. (REIT)	505	51,695
Groupe Eurotunnel S.A. (Registered)	12,861	90,601
ICADE (REIT)	538	43,832
Iliad S.A.	524	85,315
Imerys S.A.	9,042	530,543
J.C. Decaux S.A.	1,534	34,813
Klepierre S.A. (REIT)	2,178	76,380
Lafarge S.A.	24,231	1,304,996
Lagardere S.C.A.	2,711	74,048
Legrand S.A.	5,446	205,263
L’Oreal S.A.	5,505	680,963
LVMH Moet Hennessy Louis Vuitton S.A.	12,580	1,891,414
Natixis S.A.	21,265	66,950
Pernod-Ricard S.A.	37,924	4,254,986
Peugeot S.A.*	5,302	41,902
PPR S.A.	8,163	1,252,490
Publicis Groupe S.A.	3,900	218,259
Remy Cointreau S.A.	490	56,356
Renault S.A.	4,405	206,727
Rexel S.A.	2,344	47,170
Safran S.A.	5,243	188,549
Sanofi S.A.	42,809	3,650,027
Schneider Electric S.A.	43,561	2,578,070
SCOR SE	3,746	96,589
Societe BIC S.A.	657	79,379
Societe Generale S.A.*	60,329	1,713,320
Sodexo S.A.	2,161	162,704
Suez Environnement Co. S.A.	6,444	73,029
Technip S.A.	12,254	1,362,273
Thales S.A.	2,092	71,845
Total S.A.	91,818	4,554,442
Unibail-Rodamco S.A. (REIT)	2,103	419,152
Vallourec S.A.	2,368	100,267
Veolia Environnement S.A.	7,751	83,628
Vinci S.A.	10,383	442,243
Vivendi S.A.	29,515	575,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Wendel S.A	756	$63,827
Zodiac Aerospace	760	74,205

		40,327,340

Germany (5.1%)
Adidas AG	27,717	2,273,836
Allianz SE (Registered)	20,094	2,390,840
Axel Springer AG	912	39,519
BASF SE	20,898	1,763,029
Bayer AG (Registered)	35,023	3,007,771
Bayerische Motoren Werke (BMW) AG	41,658	3,046,541
Bayerische Motoren Werke (BMW) AG (Preference)	1,199	61,538
Beiersdorf AG	2,311	169,573
Brenntag AG	1,148	146,934
Celesio AG	1,963	35,000
Commerzbank AG*	83,369	148,808
Continental AG	1,834	179,587
Daimler AG (Registered)	20,751	1,004,378
Deutsche Bank AG (Registered)	21,282	840,828
Deutsche Boerse AG	4,468	247,262
Deutsche Lufthansa AG (Registered)	5,263	71,352
Deutsche Post AG (Registered)	19,385	378,642
Deutsche Telekom AG (Registered)	64,316	791,367
E.ON AG	41,234	978,419
Fraport AG	845	48,869
Fresenius Medical Care AG & Co. KGaA	15,595	1,143,503
Fresenius SE & Co. KGaA	2,841	329,816
GEA Group AG	4,006	121,207
Hannover Rueckversicherung AG (Registered)	1,384	88,436
HeidelbergCement AG	3,224	168,910
Henkel AG & Co. KGaA	2,978	194,291
Henkel AG & Co. KGaA (Preference)	15,942	1,267,895
Hochtief AG*	710	33,265
Hugo Boss AG	453	39,876
Infineon Technologies AG	24,904	158,030
K+S AG (Registered)	3,949	194,182
Kabel Deutschland Holding AG*	42,031	2,998,203
Lanxess AG	1,908	158,219
Linde AG	9,694	1,669,275
MAN SE	970	88,813
Merck KGaA	1,482	182,827
Metro AG	2,976	89,011
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,107	641,241
Porsche Automobil Holding SE (Preference)	3,509	209,883
ProSiebenSat.1 Media AG (Preference)	1,907	48,044
RWE AG	11,208	501,435
RWE AG (Preference)	900	35,876
Salzgitter AG	899	34,733
SAP AG	46,435	3,288,485
Siemens AG (Registered)	31,960	3,187,458
Suedzucker AG	1,525	53,990
Symrise AG	9,642	326,488
ThyssenKrupp AG	8,845	187,998
United Internet AG (Registered)	2,093	42,684
Volkswagen AG	677	113,271
Volkswagen AG (Preference)	10,804	1,970,788
Wacker Chemie AG	361	23,177

		37,215,403

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	4,629	86,372
OPAP S.A.	5,158	26,513

		112,885

Hong Kong (2.7%)
AIA Group Ltd.	1,009,127	3,761,102
ASM Pacific Technology Ltd.	4,600	54,430
Bank of East Asia Ltd.	31,047	116,516
Belle International Holdings Ltd.	261,000	472,584
BOC Hong Kong Holdings Ltd.	85,000	270,214
Cathay Pacific Airways Ltd.	27,000	43,943
Cheung Kong Holdings Ltd.	100,000	1,466,330
Cheung Kong Infrastructure Holdings Ltd.	11,000	66,604
China Unicom Hong Kong Ltd.	1,494,000	2,450,807
CLP Holdings Ltd.	41,500	352,700
First Pacific Co., Ltd.	48,000	52,184
Galaxy Entertainment Group Ltd.*	33,000	110,652
Hang Lung Group Ltd.	20,000	126,772
Hang Lung Properties Ltd.	846,000	2,891,263
Hang Seng Bank Ltd.	17,500	268,344
Henderson Land Development Co., Ltd.	22,000	158,317
Hong Kong & China Gas Co., Ltd.	119,922	304,056
Hong Kong Exchanges and Clearing Ltd.	23,500	355,195
Hopewell Holdings Ltd.	13,000	44,931
Hutchison Whampoa Ltd.	49,000	475,210
Hysan Development Co., Ltd.	14,448	65,774
Kerry Properties Ltd.	16,500	83,414
Li & Fung Ltd.	130,000	201,520
Lifestyle International Holdings Ltd.	11,500	23,759
Link REIT (REIT)	51,813	245,566
MGM China Holdings Ltd.	20,800	35,999
MTR Corp., Ltd.	33,089	125,459
New World Development Co., Ltd.	84,212	130,542
Noble Group Ltd.	88,454	95,503
NWS Holdings Ltd.	31,653	50,863
Orient Overseas International Ltd.	521,700	2,876,261
PCCW Ltd.	85,974	35,148
Power Assets Holdings Ltd.	32,000	271,755
Shangri-La Asia Ltd.	35,166	68,209
Sino Land Co., Ltd.	67,910	126,991
SJM Holdings Ltd.	43,000	93,497
Sun Hung Kai Properties Ltd.	36,000	527,415
Swire Pacific Ltd., Class A	15,500	189,901
Wharf Holdings Ltd.	35,000	243,067
Wheelock & Co., Ltd.	21,000	90,591
Wing Hang Bank Ltd.	4,000	37,555
Yue Yuen Industrial Holdings Ltd.	17,000	57,222

		19,518,165

India (0.7%)
ICICI Bank Ltd. (ADR)	46,500	1,866,510
Yes Bank Ltd.	469,900	3,403,646

		5,270,156

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Indonesia (0.1%)
PT Astra International Tbk	649,500	$502,226

Ireland (2.2%)
Accenture plc, Class A	33,641	2,355,879
CRH plc	16,406	315,790
Elan Corp. plc*	18,559	200,095
Experian plc	23,020	382,507
ICON plc (ADR)*	112,900	2,751,373
James Hardie Industries SE (CDI)	10,005	90,290
Kerry Group plc, Class A	3,431	174,090
Seagate Technology plc	64,633	2,003,623
Shire plc	228,634	6,697,255
WPP plc	113,650	1,544,338

		16,515,240

Israel (0.8%)
Bank Hapoalim B.M.*	24,326	86,857
Bank Leumi Le-Israel B.M.*	28,761	80,483
Bezeq Israeli Telecommunication Corp., Ltd.	41,764	48,637
Ceragon Networks Ltd.*	109,900	626,430
Check Point Software Technologies Ltd.*	60,875	2,931,740
Delek Group Ltd.	117	19,572
Israel Chemicals Ltd.	10,216	124,323
Israel Corp., Ltd.	49	31,148
Mellanox Technologies Ltd.*	816	85,652
Mizrahi Tefahot Bank Ltd.*	2,711	24,071
NICE Systems Ltd.*	1,330	44,310
Teva Pharmaceutical Industries Ltd.	21,573	887,114
Teva Pharmaceutical Industries Ltd. (ADR)	21,955	909,156

		5,899,493

Italy (0.7%)
Assicurazioni Generali S.p.A.	26,749	384,643
Atlantia S.p.A.	7,593	117,869
Autogrill S.p.A.	2,383	22,646
Banca Monte dei Paschi di Siena S.p.A.*	155,412	45,055
Banco Popolare S.c.a.r.l.*	40,580	60,752
Enel Green Power S.p.A.	40,220	68,017
Enel S.p.A.	150,744	533,100
Eni S.p.A.	57,684	1,261,639
Exor S.p.A.	1,372	34,504
Fiat Industrial S.p.A.	19,612	191,664
Fiat S.p.A.*	20,080	107,137
Finmeccanica S.p.A.*	9,332	44,323
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	21,562	27,874
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	230,814	350,887
Luxottica Group S.p.A.	2,683	94,918
Mediaset S.p.A.	16,363	30,721
Mediobanca S.p.A.	11,892	63,542
Pirelli & C. S.p.A.	5,244	56,471
Prysmian S.p.A.	4,678	83,439
Saipem S.p.A.	6,066	291,303
Snam S.p.A.	36,843	163,341
Telecom Italia S.p.A.	215,255	215,758
Telecom Italia S.p.A. (RNC)	138,282	121,102
Terna Rete Elettrica Nazionale S.p.A.	29,974	111,702
UniCredit S.p.A.*	92,799	385,420
Unione di Banche Italiane S.c.p.A.	19,693	72,781

		4,940,608

Japan (11.6%)
ABC-Mart, Inc.	600	26,525
Advantest Corp.	3,400	44,221
Aeon Co., Ltd.	13,800	156,143
Aeon Credit Service Co., Ltd.	1,200	25,833
Aeon Mall Co., Ltd.	1,700	41,607
Air Water, Inc.	3,000	36,750
Aisin Seiki Co., Ltd.	4,400	125,167
Ajinomoto Co., Inc.	15,000	235,264
Alfresa Holdings Corp.	1,000	49,398
All Nippon Airways Co., Ltd.	24,000	50,436
Amada Co., Ltd.	8,000	35,059
Aozora Bank Ltd.	13,000	39,813
Asahi Glass Co., Ltd.	23,000	153,255
Asahi Group Holdings Ltd.	8,900	219,421
Asahi Kasei Corp.	29,000	149,757
Asics Corp.	3,200	43,178
Astellas Pharma, Inc.	10,200	518,234
Bank of Kyoto Ltd.	7,000	59,290
Bank of Yokohama Ltd.	28,000	133,111
Benesse Holdings, Inc.	1,600	77,499
Bridgestone Corp.	14,900	345,579
Brother Industries Ltd.	5,400	50,097
Canon, Inc.	122,700	3,922,815
Casio Computer Co., Ltd.	5,200	36,848
Central Japan Railway Co.	3,200	281,292
Chiba Bank Ltd.	17,000	98,898
Chiyoda Corp.	3,000	46,668
Chubu Electric Power Co., Inc.	14,800	192,870
Chugai Pharmaceutical Co., Ltd.	5,100	106,849
Chugoku Bank Ltd.	4,000	56,381
Chugoku Electric Power Co., Inc.	6,800	90,359
Citizen Holdings Co., Ltd.	6,100	31,032
Coca-Cola West Co., Ltd.	1,500	24,872
Cosmo Oil Co., Ltd.	12,000	22,142
Credit Saison Co., Ltd.	3,500	84,630
Dai Nippon Printing Co., Ltd.	13,000	90,620
Daicel Corp.	7,000	41,978
Daido Steel Co., Ltd.	6,000	27,909
Daihatsu Motor Co., Ltd.	4,000	66,735
Dai-ichi Life Insurance Co., Ltd.	195	221,386
Daiichi Sankyo Co., Ltd.	15,400	254,562
Daikin Industries Ltd.	18,500	479,568
Dainippon Sumitomo Pharma Co., Ltd.	3,700	40,679
Daito Trust Construction Co., Ltd.	1,700	171,002
Daiwa House Industry Co., Ltd.	11,000	159,700
Daiwa Securities Group, Inc.	38,000	144,618
DeNA Co., Ltd.	2,300	76,392
Denki Kagaku Kogyo KK	10,000	31,010
Denso Corp.	101,200	3,178,385
Dentsu, Inc.	4,183	106,129
East Japan Railway Co.	14,205	941,054
Eisai Co., Ltd.	5,800	261,609
Electric Power Development Co., Ltd.	2,700	71,064
FamilyMart Co., Ltd.	1,300	63,967
FANUC Corp.	25,900	4,175,064
Fast Retailing Co., Ltd.	1,200	279,088
Fuji Electric Co., Ltd.	13,000	26,486
Fuji Heavy Industries Ltd.	13,000	107,945

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Fujifilm Holdings Corp.	10,600	$177,663
Fujitsu Ltd.	43,000	161,443
Fukuoka Financial Group, Inc.	18,000	73,116
Furukawa Electric Co., Ltd.*	14,000	26,371
Gree, Inc.	2,100	38,453
GS Yuasa Corp.	8,000	33,316
Gunma Bank Ltd.	9,000	45,784
Hachijuni Bank Ltd.	10,000	55,484
Hakuhodo DY Holdings, Inc.	500	33,701
Hamamatsu Photonics KK	1,600	54,967
Hankyu Hanshin Holdings, Inc.	26,000	140,595
Hino Motors Ltd.	6,000	39,288
Hirose Electric Co., Ltd.	700	78,485
Hisamitsu Pharmaceutical Co., Inc.	1,400	77,409
Hitachi Chemical Co., Ltd.	2,400	32,445
Hitachi Construction Machinery Co., Ltd.	2,400	38,842
Hitachi High-Technologies Corp.	1,400	33,780
Hitachi Ltd.	517,000	2,875,167
Hitachi Metals Ltd.	4,000	35,674
Hokkaido Electric Power Co., Inc.	4,200	34,121
Hokuriku Electric Power Co.	3,900	47,326
Honda Motor Co., Ltd.	157,900	4,849,901
Hoya Corp.	93,000	2,043,760
Hulic Co., Ltd.*	4,100	24,798
Ibiden Co., Ltd.	2,700	39,476
Idemitsu Kosan Co., Ltd.	500	41,005
IHI Corp.	30,000	66,889
INPEX Corp.	50	298,245
Isetan Mitsukoshi Holdings Ltd.	8,200	85,531
Isuzu Motors Ltd.	27,000	130,433
ITOCHU Corp.	34,500	349,686
ITOCHU Techno-Solutions Corp.	600	31,215
Iyo Bank Ltd.	6,000	48,898
J. Front Retailing Co., Ltd.	11,000	61,738
Japan Petroleum Exploration Co.	700	28,075
Japan Prime Realty Investment Corp. (REIT)	16	48,221
Japan Real Estate Investment Corp. (REIT)	12	120,861
Japan Retail Fund Investment Corp. (REIT)	43	76,864
Japan Steel Works Ltd.	7,000	39,018
Japan Tobacco, Inc.	54,600	1,638,560
JFE Holdings, Inc.	10,600	139,903
JGC Corp.	5,000	166,902
Joyo Bank Ltd.	15,000	73,424
JSR Corp.	4,100	67,248
JTEKT Corp.	4,900	38,740
Jupiter Telecommunications Co., Ltd.	48	48,713
JX Holdings, Inc.	51,444	281,479
Kajima Corp.	19,000	51,858
Kamigumi Co., Ltd.	5,000	41,389
Kaneka Corp.	6,000	28,908
Kansai Electric Power Co., Inc.	17,200	134,444
Kansai Paint Co., Ltd.	5,000	55,420
Kao Corp.	12,100	356,612
Kawasaki Heavy Industries Ltd.	33,000	65,543
Kawasaki Kisen Kaisha Ltd.*	15,000	18,836
KDDI Corp.	6,200	481,445
Keikyu Corp.	11,000	103,742
Keio Corp.	13,000	98,116
Keisei Electric Railway Co., Ltd.	6,000	54,203
Keyence Corp.	1,030	263,967
Kikkoman Corp.	4,000	54,690
Kinden Corp.	3,000	18,913
Kintetsu Corp.	37,000	145,079
Kirin Holdings Co., Ltd.	20,000	267,555
Kobe Steel Ltd.	57,000	45,284
Koito Manufacturing Co., Ltd.	2,000	23,116
Komatsu Ltd.	61,300	1,207,305
Konami Corp.	2,300	52,254
Konica Minolta Holdings, Inc.	11,000	84,572
Kubota Corp.	107,000	1,083,162
Kuraray Co., Ltd.	7,900	89,791
Kurita Water Industries Ltd.	2,600	57,604
Kyocera Corp.	3,500	303,178
Kyowa Hakko Kirin Co., Ltd.	6,000	72,501
Kyushu Electric Power Co., Inc.	9,800	80,871
Lawson, Inc.	1,400	107,637
LIXIL Group Corp.	6,100	145,543
Mabuchi Motor Co., Ltd.	500	22,873
Makita Corp.	19,200	745,464
Marubeni Corp.	227,000	1,448,565
Marui Group Co., Ltd.	4,900	34,722
Maruichi Steel Tube Ltd.	1,200	25,679
Mazda Motor Corp.*	60,000	69,964
McDonald’s Holdings Co. Japan Ltd.	1,500	42,728
Medipal Holdings Corp.	3,400	46,791
MEIJI Holdings Co., Ltd.	1,382	68,622
Miraca Holdings, Inc.	1,200	53,895
Mitsubishi Chemical Holdings Corp.	31,000	118,772
Mitsubishi Corp.	78,800	1,432,819
Mitsubishi Electric Corp.	44,000	324,757
Mitsubishi Estate Co., Ltd.	29,000	555,177
Mitsubishi Gas Chemical Co., Inc.	9,000	45,208
Mitsubishi Heavy Industries Ltd.	70,000	303,178
Mitsubishi Logistics Corp.	3,000	35,712
Mitsubishi Materials Corp.	26,000	81,958
Mitsubishi Motors Corp.*	89,000	82,112
Mitsubishi Tanabe Pharma Corp.	5,200	79,093
Mitsubishi UFJ Financial Group, Inc.	289,400	1,357,258
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,340	56,492
Mitsui & Co., Ltd.	39,800	559,974
Mitsui Chemicals, Inc.	19,000	37,250
Mitsui Fudosan Co., Ltd.	19,000	380,536
Mitsui O.S.K. Lines Ltd.	25,000	58,303
Mizuho Financial Group, Inc.	522,550	850,383
MS&AD Insurance Group Holdings, Inc.	11,638	201,473
Murata Manufacturing Co., Ltd.	16,200	862,519
Nabtesco Corp.	2,200	40,397
Namco Bandai Holdings, Inc.	4,100	69,454
NEC Corp.*	60,000	95,336
Nexon Co., Ltd.*	2,400	32,998
NGK Insulators Ltd.	6,000	71,886
NGK Spark Plug Co., Ltd.	4,000	42,081
NHK Spring Co., Ltd.	3,700	31,766
Nidec Corp.	12,100	885,328
Nikon Corp.	7,800	214,690

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nintendo Co., Ltd.	2,400	$304,152
Nippon Building Fund, Inc. (REIT)	14	150,871
Nippon Electric Glass Co., Ltd.	9,000	49,705
Nippon Express Co., Ltd.	20,000	75,859
Nippon Meat Packers, Inc.	4,000	51,358
Nippon Paper Group, Inc.	2,368	27,946
Nippon Steel Corp.	909,595	1,864,880
Nippon Telegraph & Telephone Corp.	9,992	476,297
Nippon Yusen KK	37,000	65,428
Nishi-Nippon City Bank Ltd.	16,000	37,109
Nissan Motor Co., Ltd.	56,900	484,860
Nisshin Seifun Group, Inc.	4,500	55,356
Nisshin Steel Co., Ltd.†	15,000	16,146
Nissin Foods Holdings Co., Ltd.	1,300	50,974
Nitori Holdings Co., Ltd.	800	74,321
Nitto Denko Corp.	3,800	181,138
NKSJ Holdings, Inc.	8,523	166,878
NOK Corp.	2,300	36,811
Nomura Holdings, Inc.	83,200	297,447
Nomura Real Estate Holdings, Inc.	2,100	36,920
Nomura Real Estate Office Fund, Inc. (REIT)	6	37,635
Nomura Research Institute Ltd.	2,300	47,421
NSK Ltd.	10,000	58,047
NTN Corp.	10,000	20,118
NTT Data Corp.	29	91,006
NTT DoCoMo, Inc.	350	567,786
NTT Urban Development Corp.	29	23,560
Obayashi Corp.	15,000	68,426
Odakyu Electric Railway Co., Ltd.	14,000	147,283
OJI Paper Co., Ltd.	18,000	54,895
Olympus Corp.*	5,000	97,386
Omron Corp.	29,400	565,095
Ono Pharmaceutical Co., Ltd.	1,900	116,985
Oracle Corp. Japan	900	46,419
Oriental Land Co., Ltd.	1,100	144,900
ORIX Corp.	2,400	241,107
Osaka Gas Co., Ltd.	43,000	189,544
Otsuka Corp.	300	26,909
Otsuka Holdings Co., Ltd.	8,300	257,381
Panasonic Corp.	50,600	334,567
Rakuten, Inc.	312,500	3,183,464
Resona Holdings, Inc.	43,257	177,374
Ricoh Co., Ltd.	13,000	109,777
Rinnai Corp.	700	52,204
Rohm Co., Ltd.	2,200	74,085
Sankyo Co., Ltd.	1,100	51,237
Sanrio Co., Ltd.	1,000	35,841
Santen Pharmaceutical Co., Ltd.	1,700	78,203
SBI Holdings, Inc.	5,330	34,354
Secom Co., Ltd.	65,300	3,405,574
Sega Sammy Holdings, Inc.	4,600	87,296
Seiko Epson Corp.	2,800	17,078
Sekisui Chemical Co., Ltd.	10,000	80,600
Sekisui House Ltd.	12,000	119,170
Seven & I Holdings Co., Ltd.	17,300	531,370
Seven Bank Ltd.	11,300	34,462
Sharp Corp.	23,000	56,881
Shikoku Electric Power Co., Inc.	3,900	44,027
Shimadzu Corp.	5,000	35,046
Shimamura Co., Ltd.	500	58,239
Shimano, Inc.	1,700	123,731
Shimizu Corp.	13,000	43,811
Shin-Etsu Chemical Co., Ltd.	25,800	1,451,333
Shinsei Bank Ltd.	35,000	45,297
Shionogi & Co., Ltd.	6,900	105,392
Shiseido Co., Ltd.	8,300	113,907
Shizuoka Bank Ltd.	12,000	122,860
Showa Denko KK	33,000	52,435
Showa Shell Sekiyu KK	4,400	23,342
SMC Corp.	5,900	951,076
Softbank Corp.	20,300	821,989
Sojitz Corp.	28,800	37,273
Sony Corp.	23,000	270,848
Sony Financial Holdings, Inc.	4,000	68,580
Square Enix Holdings Co., Ltd.	1,400	21,366
Stanley Electric Co., Ltd.	3,100	45,920
Sumco Corp.*	2,700	18,198
Sumitomo Chemical Co., Ltd.	34,000	86,699
Sumitomo Corp.	86,400	1,165,802
Sumitomo Electric Industries Ltd.	17,300	182,887
Sumitomo Heavy Industries Ltd.	13,000	44,477
Sumitomo Metal Mining Co., Ltd.	12,000	151,461
Sumitomo Mitsui Financial Group, Inc.	30,784	962,493
Sumitomo Mitsui Trust Holdings, Inc.	71,070	211,279
Sumitomo Realty & Development Co., Ltd.	64,000	1,699,231
Sumitomo Rubber Industries Ltd.	3,700	43,951
Suruga Bank Ltd.	4,000	45,361
Suzuken Co., Ltd.	1,600	53,203
Suzuki Motor Corp.	8,400	163,070
Sysmex Corp.	1,700	81,798
T&D Holdings, Inc.	13,300	144,009
Taiheiyo Cement Corp.	25,000	53,819
Taisei Corp.	23,000	66,017
Taisho Pharmaceutical Holdings Co., Ltd.	800	65,300
Taiyo Nippon Sanso Corp.	6,000	31,599
Takashimaya Co., Ltd.	6,000	41,210
Takeda Pharmaceutical Co., Ltd.	18,100	833,797
TDK Corp.	2,800	104,264
Teijin Ltd.	21,000	51,397
Terumo Corp.	3,500	150,692
THK Co., Ltd.	2,700	41,448
Tobu Railway Co., Ltd.	23,000	123,783
Toho Co., Ltd.	2,700	49,648
Toho Gas Co., Ltd.	9,000	59,854
Tohoku Electric Power Co., Inc.	10,400	83,690
Tokio Marine Holdings, Inc.	16,600	424,147
Tokyo Electric Power Co., Inc.*	33,200	54,454
Tokyo Electron Ltd.	3,900	166,165
Tokyo Gas Co., Ltd.	56,000	308,560
Tokyu Corp.	26,000	124,270
Tokyu Land Corp.	9,000	48,206
TonenGeneral Sekiyu KK	6,000	52,050
Toppan Printing Co., Ltd.	13,000	75,461
Toray Industries, Inc.	34,000	201,281
Toshiba Corp.	92,000	294,721
Tosoh Corp.	12,000	22,758
TOTO Ltd.	6,000	44,131
Toyo Seikan Kaisha Ltd.	3,500	37,449

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	2,000	$50,026
Toyoda Gosei Co., Ltd.	1,400	28,039
Toyota Boshoku Corp.	1,400	14,531
Toyota Industries Corp.	3,700	103,594
Toyota Motor Corp.	94,800	3,692,875
Toyota Tsusho Corp.	4,900	104,794
Trend Micro, Inc.	2,400	67,043
Tsumura & Co.	1,300	40,846
Ube Industries Ltd.	23,000	49,513
Unicharm Corp.	2,600	149,257
Ushio, Inc.	2,200	26,443
USS Co., Ltd.	500	52,858
West Japan Railway Co.	3,900	166,665
Yahoo! Japan Corp.	1,516	577,533
Yakult Honsha Co., Ltd.	2,200	104,305
Yamada Denki Co., Ltd.	2,000	87,776
Yamaguchi Financial Group, Inc.	5,000	40,492
Yamaha Corp.	3,600	33,398
Yamaha Motor Co., Ltd.	6,400	55,930
Yamato Holdings Co., Ltd.	8,600	136,207
Yamato Kogyo Co., Ltd.	900	26,559
Yamazaki Baking Co., Ltd.	2,000	26,781
Yaskawa Electric Corp.	5,000	33,508
Yokogawa Electric Corp.	4,600	53,168

		85,253,606

Luxembourg (0.5%)
ArcelorMittal S.A.	21,453	307,661
Millicom International Cellular S.A. (SDR)	29,591	2,745,664
SES S.A. (FDR)	6,489	176,488
Tenaris S.A.	10,822	220,840

		3,450,653

Macau (0.1%)
Sands China Ltd.	199,733	745,710
Wynn Macau Ltd.	35,600	96,184

		841,894

Mexico (0.4%)
America Movil S.A.B. de C.V. (ADR)	18,078	459,904
Fresnillo plc	4,115	123,130
Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR), Class B*	156,234	2,140,406

		2,723,440

Netherlands (4.4%)
Aegon N.V.	39,394	204,771
Akzo Nobel N.V.	18,197	1,028,664
ASML Holding N.V.	31,873	1,703,460
Core Laboratories N.V.	42,700	5,187,196
Corio N.V. (REIT)	1,484	63,093
D.E Master Blenders 1753 N.V.*	13,679	164,796
Delta Lloyd N.V.	2,898	44,186
European Aeronautic Defence and Space Co. N.V.	9,405	298,099
Fugro N.V. (CVA)	1,588	107,992
Gemalto N.V.	1,780	156,572
Heineken Holding N.V.	2,313	112,339
Heineken N.V.	5,278	314,640
ING Groep N.V. (CVA)*	208,927	1,650,894
Koninklijke (Royal) KPN N.V.	126,845	969,211
Koninklijke Ahold N.V.	23,958	300,083
Koninklijke Boskalis Westminster N.V.	1,550	56,030
Koninklijke DSM N.V.	3,534	176,205
Koninklijke Philips Electronics N.V.	23,587	550,287
Koninklijke Vopak N.V.	1,613	113,257
LyondellBasell Industries N.V., Class A	65,915	3,405,169
QIAGEN N.V.*	5,375	98,910
Randstad Holding N.V.	2,747	91,304
Reed Elsevier N.V.	15,767	210,820
Royal Dutch Shell plc (BATS Europe Exchange), Class A	137,427	4,750,555
Royal Dutch Shell plc (Euro Comp Exchange), Class A	83,978	2,904,716
Royal Dutch Shell plc, Class B	60,298	2,140,175
SBM Offshore N.V.*	3,940	56,150
TNT Express N.V.	7,481	78,119
Unilever N.V. (CVA)	37,007	1,309,212
Wolters Kluwer N.V.	6,920	130,098
Yandex N.V., Class A*	87,637	2,112,928
Ziggo N.V.	64,559	2,194,748

		32,684,679

New Zealand (0.0%)
Auckland International Airport Ltd.	20,107	43,662
Contact Energy Ltd.*	7,698	33,687
Fletcher Building Ltd.	15,631	90,296
SKYCITY Entertainment Group Ltd.	13,294	41,648
Telecom Corp. of New Zealand Ltd.	44,192	87,171

		296,464

Norway (1.4%)
Aker Solutions ASA	3,613	68,427
DNB ASA	295,594	3,624,689
Gjensidige Forsikring ASA	4,387	60,840
Norsk Hydro ASA	416,265	1,950,209
Orkla ASA	17,698	134,413
Seadrill Ltd.	8,062	314,802
Statoil ASA	25,555	659,740
Statoil ASA (ADR)	113,200	2,919,428
Telenor ASA	16,580	323,271
Yara International ASA	4,286	214,715

		10,270,534

Portugal (0.0%)
Banco Espirito Santo S.A. (Registered)*	49,610	36,083
EDP-Energias de Portugal S.A.	43,798	120,557
Galp Energia SGPS S.A., Class B	5,314	86,179
Jeronimo Martins SGPS S.A.	5,055	84,350
Portugal Telecom SGPS S.A. (Registered)	14,424	71,306

		398,475

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	42,000	82,480
CapitaLand Ltd.	59,000	152,885
CapitaMall Trust (REIT)	54,000	88,885
CapitaMalls Asia Ltd.	31,032	41,723
City Developments Ltd.	11,000	105,231
ComfortDelGro Corp., Ltd.	43,000	60,092
Cosco Corp., (Singapore) Ltd.	23,000	18,086
DBS Group Holdings Ltd.	41,000	480,761
Fraser and Neave Ltd.	21,000	151,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Genting Singapore plc	139,677	$155,930
Global Logistic Properties Ltd.	46,000	94,084
Golden Agri-Resources Ltd.	153,576	82,595
Hutchison Port Holdings Trust, Class U	120,000	87,000
Jardine Cycle & Carriage Ltd.	3,000	117,585
Keppel Corp., Ltd.	32,800	304,694
Keppel Land Ltd.	16,000	46,284
Neptune Orient Lines Ltd.*	19,000	17,495
Olam International Ltd.	36,962	61,744
Oversea-Chinese Banking Corp., Ltd.	57,525	437,812
SembCorp Industries Ltd.	23,000	106,266
SembCorp Marine Ltd.	19,000	76,948
Singapore Airlines Ltd.	12,000	105,020
Singapore Exchange Ltd.	20,000	114,081
Singapore Press Holdings Ltd.	37,000	122,710
Singapore Technologies Engineering Ltd.	35,000	100,962
Singapore Telecommunications Ltd.	183,000	477,184
StarHub Ltd.	14,000	42,438
United Overseas Bank Ltd.	29,000	464,350
UOL Group Ltd.	11,000	51,361
Wilmar International Ltd.	44,000	116,525

		4,365,167

South Korea (1.4%)
Hanjin Shipping Co., Ltd.*	55,600	675,349
Hyundai Mobis	12,018	3,357,482
POSCO	5,900	1,940,257
Samsung Electronics Co., Ltd.	3,403	4,121,230

		10,094,318

Spain (1.5%)
Abertis Infraestructuras S.A.	8,410	123,743
Acciona S.A.	513	29,197
Acerinox S.A.	2,131	23,896
ACS Actividades de Construccion y Servicios S.A.	3,255	67,051
Amadeus IT Holding S.A., Class A	100,184	2,334,083
Banco Bilbao Vizcaya Argentaria S.A.	198,387	1,558,431
Banco de Sabadell S.A.*	61,282	164,588
Banco Popular Espanol S.A.	29,087	63,580
Banco Santander S.A.*	223,500	1,664,374
Bankia S.A.*	18,011	30,089
CaixaBank	17,669	66,436
Distribuidora Internacional de Alimentacion S.A.	14,047	77,530
Enagas S.A.	4,113	81,131
Ferrovial S.A.	9,258	120,457
Gas Natural SDG S.A.	7,965	112,743
Grifols S.A.*	3,424	113,080
Iberdrola S.A.	88,924	403,151
Inditex S.A.	15,377	1,909,430
Mapfre S.A.	17,733	48,584
Red Electrica Corporacion S.A.	2,483	117,724
Repsol S.A.	18,179	352,516
Telefonica S.A.	91,931	1,225,660
Zardoya Otis S.A.	3,549	41,730

		10,729,204

Sweden (1.9%)
Alfa Laval AB	7,694	139,501
Assa Abloy AB, Class B	7,599	246,637
Atlas Copco AB, Class A	55,081	1,285,458
Atlas Copco AB, Class B	8,944	187,082
Boliden AB	6,278	104,653
Electrolux AB	5,518	136,085
Elekta AB, Class B	111,492	1,472,405
Getinge AB, Class B	144,890	4,371,757
Hennes & Mauritz AB, Class B	21,740	755,247
Hexagon AB, Class B	5,433	116,455
Holmen AB, Class B	1,128	30,824
Husqvarna AB, Class B	9,265	47,264
Industrivarden AB, Class C	2,528	36,176
Investment AB Kinnevik, Class B	4,721	98,031
Investor AB, Class B	10,439	229,795
Lundin Petroleum AB*	5,106	124,448
Modern Times Group AB, Class B	1,051	46,416
Nordea Bank AB	60,246	595,691
Ratos AB, Class B	4,410	38,905
Sandvik AB	22,987	311,973
Scania AB, Class B	7,339	134,629
Securitas AB, Class B	7,198	54,000
Skandinaviska Enskilda Banken AB, Class A	32,327	270,671
Skanska AB, Class B	8,714	141,015
SKF AB, Class B	8,983	193,778
SSAB AB, Class A	3,325	23,623
Svenska Cellulosa AB, Class B	13,260	246,273
Svenska Handelsbanken AB, Class A	11,226	420,582
Swedbank AB, Class A	18,795	353,079
Swedish Match AB	4,636	187,450
Tele2 AB, Class B	7,290	132,287
Telefonaktiebolaget LM Ericsson, Class B	68,959	628,303
TeliaSonera AB	49,595	356,968
Volvo AB, Class B	31,875	446,914

		13,964,375

Switzerland (6.8%)
ABB Ltd. (Registered)*	92,208	1,729,451
Actelion Ltd. (Registered)*	2,544	127,349
Adecco S.A. (Registered)*	3,038	144,584
Aryzta AG*	2,001	95,954
Baloise Holding AG (Registered)	1,091	85,784
Banque Cantonale Vaudoise (Registered)	65	33,692
Barry Callebaut AG (Registered)*	42	38,963
Cie Financiere Richemont S.A., Class A	23,822	1,428,560
Credit Suisse Group AG (Registered)*	59,751	1,266,175
Credit Suisse Group AG (ADR)	68,600	1,450,890
GAM Holding AG*	4,291	55,890
Geberit AG (Registered)*	868	188,736
Givaudan S.A. (Registered)*	190	180,303
Glencore International plc	85,573	474,107
Holcim Ltd. (Registered)*	15,561	991,073
Julius Baer Group Ltd.*	4,737	165,203
Kuehne + Nagel International AG (Registered)	1,238	139,793
Lindt & Spruengli AG*	21	66,450
Lindt & Spruengli AG (Registered)*	2	72,196
Lonza Group AG (Registered)*	1,153	60,304

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nestle S.A. (Registered)	166,378	$10,490,394
Novartis AG (Registered)	74,014	4,528,980
Novartis AG (ADR)	40,300	2,468,778
Pargesa Holding S.A.	623	41,268
Partners Group Holding AG	307	63,881
Roche Holding AG	57,999	10,835,114
Schindler Holding AG	1,115	137,048
Schindler Holding AG (Registered)	495	61,105
SGS S.A. (Registered)	454	932,619
Sika AG	49	99,928
Sonova Holding AG (Registered)*	1,127	113,898
STMicroelectronics N.V.	14,635	78,857
Straumann Holding AG (Registered)	199	26,470
Sulzer AG (Registered)	551	80,263
Swatch Group AG	3,754	1,497,609
Swatch Group AG (Registered)	997	69,276
Swiss Life Holding AG (Registered)*	700	83,285
Swiss Prime Site AG (Registered)*	1,094	90,382
Swiss Reinsurance AG*	8,065	518,372
Swisscom AG (Registered)	534	214,622
Syngenta AG (Registered)	2,166	809,515
Transocean Ltd. (BATS Europe Exchange)	8,026	357,991
Transocean Ltd. (New York Exchange)	59,000	2,648,510
UBS AG (Registered)*	83,323	1,014,405
Wolseley plc	6,531	278,632
Xstrata plc	108,136	1,671,967
Zurich Insurance Group AG*	8,689	2,163,704

		50,172,330

Taiwan (0.8%)
Advanced Semiconductor Engineering, Inc. (ADR)	749,591	2,795,973
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	181,127	2,865,429

		5,661,402

United Kingdom (15.1%)
3i Group plc	22,313	80,241
Aberdeen Asset Management plc	19,084	95,871
Admiral Group plc	4,662	79,272
Aggreko plc	6,121	228,621
AMEC plc	7,600	140,643
Anglo American plc	31,448	922,713
Antofagasta plc	9,040	184,224
ARM Holdings plc	234,813	2,180,262
ARM Holdings plc (ADR)	224,200	6,273,116
Associated British Foods plc	8,167	169,994
AstraZeneca plc	28,809	1,374,689
Aviva plc	207,670	1,068,746
Babcock International Group plc	8,238	123,316
BAE Systems plc	74,149	389,261
Balfour Beatty plc	15,787	77,422
Barclays plc	1,025,006	3,556,154
BG Group plc	181,386	3,661,276
BHP Billiton plc	48,020	1,492,697
BP plc	434,445	3,062,230
British American Tobacco plc	72,071	3,700,310
British Land Co. plc (REIT)	19,605	165,256
British Sky Broadcasting Group plc	286,880	3,444,292
BT Group plc	178,184	663,797
Bunzl plc	7,585	135,833
Burberry Group plc	68,383	1,105,353
Capita plc	14,989	187,462
Capital Shopping Centres Group plc (REIT)	12,847	67,879
Carnival plc	4,153	153,104
Centrica plc	296,082	1,567,255
Cobham plc	24,755	88,623
Compass Group plc	42,480	468,858
Croda International plc	3,035	118,847
Diageo plc	292,273	8,209,787
Eurasian Natural Resources Corp.	5,928	29,550
Evraz plc	7,225	28,771
G4S plc	32,343	138,768
GKN plc	35,631	123,589
GlaxoSmithKline plc	165,704	3,819,688
Hammerson plc (REIT)	16,319	118,847
HSBC Holdings plc (Hong Kong Exchange)	229,033	2,154,739
HSBC Holdings plc (London Exchange)	603,476	5,586,769
ICAP plc	80,045	415,043
IMI plc	7,198	104,610
Imperial Tobacco Group plc	50,525	1,869,992
Inmarsat plc	10,297	98,103
InterContinental Hotels Group plc	82,008	2,145,310
International Consolidated Airlines Group S.A.*	21,340	51,308
Intertek Group plc	3,672	162,470
Invensys plc	18,668	70,570
Investec plc	12,370	76,385
ITV plc	84,758	120,991
J Sainsbury plc	27,990	157,064
Johnson Matthey plc	4,697	183,019
Kazakhmys plc	4,869	54,448
Kingfisher plc	54,281	231,579
Land Securities Group plc (REIT)	17,857	219,582
Legal & General Group plc	134,554	286,589
Lloyds Banking Group plc*	946,477	593,467
London Stock Exchange Group plc	4,049	61,656
Lonmin plc	3,731	33,588
Man Group plc	159,648	212,298
Marks & Spencer Group plc	154,247	888,711
Meggitt plc	124,884	796,366
Melrose plc	27,519	107,628
National Grid plc	81,634	900,348
Next plc	27,520	1,533,156
Old Mutual plc	111,505	305,919
Pearson plc	18,690	365,185
Petrofac Ltd.	5,946	153,146
Prudential plc	227,856	2,949,054
Randgold Resources Ltd.	1,997	245,565
Reckitt Benckiser Group plc	14,834	853,958
Reed Elsevier plc	27,893	266,646
Resolution Ltd.	31,575	110,693
Rexam plc	20,112	141,242
Rio Tinto plc	49,907	2,325,016
Rio Tinto plc (ADR)	74,100	3,464,916
Rolls-Royce Holdings plc*	190,045	2,587,038

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Bank of Scotland Group plc*	47,563	$197,388
RSA Insurance Group plc	80,980	144,497
SABMiller plc	21,867	960,455
Sage Group plc	27,811	140,745
Schroders plc	2,599	63,708
Segro plc (REIT)	17,045	62,425
Serco Group plc	11,426	107,014
Severn Trent plc	5,448	147,709
Smith & Nephew plc	20,531	226,604
Smiths Group plc	9,001	150,726
SSE plc	21,491	483,075
Standard Chartered plc	276,286	6,246,053
Standard Life plc	53,949	237,568
Subsea 7 S.A.	6,453	148,909
Tate & Lyle plc	10,703	115,020
Tesco plc	365,638	1,960,235
TUI Travel plc	10,326	39,035
Tullow Oil plc	176,622	3,907,366
Unilever plc	139,984	5,090,560
United Utilities Group plc	15,629	180,702
Vedanta Resources plc	2,449	40,693
Vodafone Group plc	1,849,941	5,250,153
Weir Group plc	4,847	138,380
Whitbread plc	64,724	2,370,430
WM Morrison Supermarkets plc	52,274	240,743

		111,030,977

United States (1.0%)
Carnival Corp.	58,500	2,131,740
Perrigo Co.	23,299	2,706,645
Sims Metal Management Ltd.	3,578	35,556
Wynn Resorts Ltd.	19,254	2,222,681

		7,096,622

Total Common Stocks (77.9%) (Cost $502,538,329)		572,350,303

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Cie Generale de Geophysique-Veritas, expiring 10/12/12* (Cost $—)	3,138	5,065

Total Investments (77.9%) (Cost $502,538,329)		572,355,368
Other Assets Less Liabilities (22.1%)		162,439,952

Net Assets (100%)		$734,795,320

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		9.7%
Consumer Staples		8.1
Energy		7.1
Financials		16.2
Health Care		9.3
Industrials		8.2
Information Technology		7.7
Materials		6.8
Telecommunication Services		3.4
Utilities		1.4
Cash and Other		22.1

		100.0%

*	Non-income producing.

†	Securities (totaling $16,146 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
AXA S.A.	$723,088	$—	$300,232	$602,988	$42,697	$(130,242)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,975	December-12	$65,355,524	$62,307,255	$(3,048,269)
E-Mini MSCI EAFE Index	1	December-12	78,123	74,910	(3,213)
FTSE 100 Index	392	December-12	37,233,955	36,163,381	(1,070,574)
SPI 200 Index	129	December-12	14,745,319	14,665,762	(79,557)
TOPIX Index	376	December-12	34,881,001	35,412,609	531,608

					$(3,670,005)

At September 30, 2012 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Depreciation
European Union Euro vs. U.S.
Dollar, expiring 12/14/12	HSBC Bank plc	9,000	11,626	$11,565,450	$11,625,615	$(60,165)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,188,311	$65,796,133	$—	$70,984,444
Consumer Staples	—	59,923,385	—	59,923,385
Energy	10,755,134	41,397,309	—	52,152,443
Financials	18,244,151	100,605,990	—	118,850,141
Health Care	15,879,378	52,645,141	—	68,524,519
Industrials	1,891,475	58,154,126	—	60,045,601
Information Technology	26,680,295	29,952,529	—	56,632,824
Materials	10,396,639	39,311,843	16,146	49,724,628
Telecommunication Services	2,294,064	22,817,748	—	25,111,812
Utilities	—	10,400,506	—	10,400,506
Futures Rights	531,608	—	—	531,608

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$—	$5,065	$—	$5,065

Total Assets	$91,861,055	$481,009,775	$16,146	$572,886,976

Liabilities:
Forward Currency Contracts	$—	$(60,165)	$—	$(60,165)
Futures	(4,201,613)	—	—	(4,201,613)

Total Liabilities	$(4,201,613)	$(60,165)	$—	$(4,261,778)

Total	$87,659,442	$480,949,610	$16,146	$568,625,198

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials
Balance as of 12/31/11	$35,541	$—
Total gains or losses (realized/unrealized) included in earnings	(65)	(9,789)
Purchases	—	—
Sales	(35,476)	(12,392)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	38,327
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$16,146

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$(6,850)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$106,958,568
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$244,632,707

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,349,854
Aggregate gross unrealized depreciation	(43,917,211)

Net unrealized appreciation	$63,432,643

Federal income tax cost of investments	$508,922,725

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (0.5%)
BorgWarner, Inc.*	2,260	$156,189
Delphi Automotive plc*	57,569	1,784,639
Goodyear Tire & Rubber Co.*	4,700	57,293
Johnson Controls, Inc.	13,200	361,680
Lear Corp.	12,700	479,933
TRW Automotive Holdings Corp.*	8,700	380,277

		3,220,011

Automobiles (0.4%)
Ford Motor Co.	121,010	1,193,159
General Motors Co.*	27,300	621,075
Harley-Davidson, Inc.	4,400	186,428
Tesla Motors, Inc.*	28,800	843,264

		2,843,926

Distributors (0.0%)
Genuine Parts Co.	3,000	183,090

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	16,900	490,945
H&R Block, Inc.	5,200	90,116

		581,061

Hotels, Restaurants & Leisure (2.3%)
Carnival Corp.	8,600	313,384
Chipotle Mexican Grill, Inc.*	698	221,643
Darden Restaurants, Inc.	2,500	139,375
International Game Technology	5,100	66,759
Las Vegas Sands Corp.	59,873	2,776,311
Life Time Fitness, Inc.*	51,107	2,337,634
Marriott International, Inc., Class A	4,810	188,071
McDonald’s Corp.	22,600	2,073,550
MGM Resorts International*	75,800	814,850
Starbucks Corp.	14,700	746,025
Starwood Hotels & Resorts Worldwide, Inc.	3,800	220,248
Wyndham Worldwide Corp.	2,700	141,696
Wynn Resorts Ltd.	1,600	184,704
Yum! Brands, Inc.	74,903	4,969,065

		15,193,315

Household Durables (0.5%)
D.R. Horton, Inc.	5,300	109,392
Harman International Industries, Inc.	36,007	1,662,083
Leggett & Platt, Inc.	2,700	67,635
Lennar Corp., Class A	3,100	107,787
Newell Rubbermaid, Inc.	5,500	104,995
PulteGroup, Inc.*	48,807	756,509
Whirlpool Corp.	1,500	124,365

		2,932,766

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	19,900	5,060,968
Expedia, Inc.	1,850	107,004
Netflix, Inc.*	1,100	59,884
priceline.com, Inc.*	6,229	3,854,069
TripAdvisor, Inc.*	2,050	67,507

		9,149,432

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,200	83,974
Mattel, Inc.	6,500	230,620

		314,594

Media (4.3%)
Cablevision Systems Corp. - New York Group, Class A	4,100	64,985
CBS Corp., Class B	199,045	7,231,305
Comcast Corp., Class A	83,600	2,990,372
DIRECTV*	62,994	3,304,665
Discovery Communications, Inc., Class A*	4,817	287,238
Gannett Co., Inc.	30,600	543,150
Interpublic Group of Cos., Inc.	8,400	93,408
McGraw-Hill Cos., Inc.	21,900	1,195,521
News Corp., Class A	68,000	1,668,040
Omnicom Group, Inc.	5,100	262,956
Scripps Networks Interactive, Inc., Class A	1,700	104,091
Time Warner Cable, Inc.	47,514	4,516,681
Time Warner, Inc.	18,333	831,035
Viacom, Inc., Class B	53,890	2,887,965
Walt Disney Co.	52,300	2,734,244
Washington Post Co., Class B	100	36,303

		28,751,959

Multiline Retail (0.4%)
Big Lots, Inc.*	1,100	32,538
Dollar Tree, Inc.*	4,420	213,375
Family Dollar Stores, Inc.	1,900	125,970
J.C. Penney Co., Inc.	2,700	65,583
Kohl’s Corp.	4,200	215,124
Macy’s, Inc.	26,900	1,011,978
Nordstrom, Inc.	2,900	160,022
Target Corp.	14,600	926,662

		2,751,252

Specialty Retail (3.1%)
Abercrombie & Fitch Co., Class A	1,600	54,272
AutoNation, Inc.*	700	30,569
AutoZone, Inc.*	14,666	5,421,580
Bed Bath & Beyond, Inc.*	4,500	283,500
Best Buy Co., Inc.	5,100	87,669
CarMax, Inc.*	4,378	123,897
GameStop Corp., Class A	11,300	237,300
Gap, Inc.	125,900	4,504,702
Home Depot, Inc.	48,500	2,927,945
Limited Brands, Inc.	4,600	226,596
Lowe’s Cos., Inc.	30,100	910,224
OfficeMax, Inc.	170,800	1,333,948
O’Reilly Automotive, Inc.*	2,300	192,326
Ross Stores, Inc.	4,300	277,780
Staples, Inc.	18,100	208,512
Tiffany & Co.	2,300	142,324
TJX Cos., Inc.	82,055	3,675,244
Urban Outfitters, Inc.*	2,047	76,885

		20,715,273

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	60,945	3,414,139
Fossil, Inc.*	1,096	92,831
NIKE, Inc., Class B	41,220	3,912,190
Ralph Lauren Corp.	1,200	181,476
VF Corp.	1,700	270,912

		7,871,548

Total Consumer Discretionary		94,508,227

Consumer Staples (6.2%)
Beverages (1.0%)
Beam, Inc.	3,100	178,374
Brown-Forman Corp., Class B	2,900	189,225
Coca-Cola Co.	90,100	3,417,493
Coca-Cola Enterprises, Inc.	5,300	165,731

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A*	2,800	$90,580
Dr. Pepper Snapple Group, Inc.	4,000	178,120
Molson Coors Brewing Co., Class B	3,000	135,150
Monster Beverage Corp.*	3,000	162,480
PepsiCo, Inc.	34,093	2,412,761

		6,929,914

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	8,400	841,050
CVS Caremark Corp.	33,000	1,597,860
Kroger Co.	61,300	1,443,002
Safeway, Inc.	4,600	74,014
Sysco Corp.	11,300	353,351
Walgreen Co.	16,500	601,260
Wal-Mart Stores, Inc.	32,431	2,393,408
Whole Foods Market, Inc.	3,300	321,420

		7,625,365

Food Products (0.8%)
Archer-Daniels-Midland Co.	17,100	464,778
Bunge Ltd.	2,900	194,445
Campbell Soup Co.	3,400	118,388
ConAgra Foods, Inc.	13,000	358,670
Dean Foods Co.*	3,500	57,225
General Mills, Inc.	12,500	498,125
H.J. Heinz Co.	6,200	346,890
Hershey Co.	2,900	205,581
Hormel Foods Corp.	2,500	73,100
J.M. Smucker Co.	2,100	181,293
Kellogg Co.	4,800	247,968
Kraft Foods, Inc., Class A	34,200	1,414,170
McCormick & Co., Inc. (Non-Voting)	2,600	161,304
Mead Johnson Nutrition Co.	3,893	285,279
Tyson Foods, Inc., Class A	43,600	698,472

		5,305,688

Household Products (1.0%)
Clorox Co.	2,500	180,125
Colgate-Palmolive Co.	8,600	922,092
Kimberly-Clark Corp.	10,500	900,690
Procter & Gamble Co.	70,200	4,869,072

		6,871,979

Personal Products (0.5%)
Avon Products, Inc.	8,300	132,385
Estee Lauder Cos., Inc., Class A	52,290	3,219,495

		3,351,880

Tobacco (1.7%)
Altria Group, Inc.	102,253	3,414,228
Lorillard, Inc.	12,200	1,420,690
Philip Morris International, Inc.	64,933	5,840,074
Reynolds American, Inc.	8,700	377,058

		11,052,050

Total Consumer Staples		41,136,876

Energy (9.9%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	8,463	382,781
Cameron International Corp.*	4,700	263,529
Diamond Offshore Drilling, Inc.	1,300	85,553
Ensco plc, Class A	4,510	246,066
FMC Technologies, Inc.*	4,600	212,980
Halliburton Co.	111,100	3,742,959
Helmerich & Payne, Inc.	15,793	751,905
Nabors Industries Ltd.*	5,600	78,568
National Oilwell Varco, Inc.	8,200	656,902
Noble Corp.*	4,793	171,494
Rowan Cos., plc, Class A*	2,400	81,048
Schlumberger Ltd.	25,583	1,850,418
Transocean Ltd.	13,500	606,015

		9,130,218

Oil, Gas & Consumable Fuels (8.5%)
Alpha Natural Resources, Inc.*	4,250	27,922
Anadarko Petroleum Corp.	50,900	3,558,928
Apache Corp.	7,600	657,172
BP plc (ADR)	27,400	1,160,664
Cabot Oil & Gas Corp.	4,000	179,600
Chesapeake Energy Corp.	10,000	188,700
Chevron Corp.	62,070	7,234,879
ConocoPhillips	108,800	6,221,184
CONSOL Energy, Inc.	4,300	129,215
Denbury Resources, Inc.*	7,505	121,281
Devon Energy Corp.	7,300	441,650
EOG Resources, Inc.	5,200	582,660
EQT Corp.	2,900	171,100
Exxon Mobil Corp.#	198,806	18,180,809
Hess Corp.	41,622	2,235,934
INPEX Corp.	766	4,569,106
Kinder Morgan, Inc.	11,000	390,720
Marathon Oil Corp.	32,300	955,111
Marathon Petroleum Corp.	6,550	357,564
Murphy Oil Corp.	3,600	193,284
Newfield Exploration Co.*	2,600	81,432
Noble Energy, Inc.	3,400	315,214
Occidental Petroleum Corp.	15,700	1,351,142
Peabody Energy Corp.	5,100	113,679
Phillips 66	12,100	561,077
Pioneer Natural Resources Co.	2,400	250,560
QEP Resources, Inc.	3,347	105,966
Range Resources Corp.	3,100	216,597
Royal Dutch Shell plc (ADR), Class A	7,900	548,339
Southwestern Energy Co.*	6,700	233,026
Spectra Energy Corp.	12,600	369,936
Sunoco, Inc.	2,300	107,709
Tesoro Corp.	2,700	113,130
Total S.A.	71,000	3,521,808
Valero Energy Corp.	14,600	462,528
Williams Cos., Inc.	12,000	419,640
WPX Energy, Inc.*	3,800	63,042

		56,392,308

Total Energy		65,522,526

Financials (10.8%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	4,100	232,429
Bank of New York Mellon Corp.	22,800	515,736
BlackRock, Inc.	2,462	438,974
Blackstone Group LP	15,675	223,839
Charles Schwab Corp.	336,800	4,307,672
E*TRADE Financial Corp.*	4,860	42,817
Federated Investors, Inc., Class B	1,800	37,242
Franklin Resources, Inc.	2,700	337,689
Goldman Sachs Group, Inc.	8,748	994,473
Invesco Ltd.	8,500	212,415
Legg Mason, Inc.	2,300	56,764
Morgan Stanley	61,000	1,021,140
Northern Trust Corp.	4,200	194,943
State Street Corp.	20,700	868,572
T. Rowe Price Group, Inc.	4,900	310,170

		9,794,875

Commercial Banks (1.9%)
BB&T Corp.	34,500	1,144,020
CIT Group, Inc.*	62,445	2,459,709

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Comerica, Inc.	3,700	$114,885
Fifth Third Bancorp	17,700	274,527
First Horizon National Corp.	4,797	46,195
Huntington Bancshares, Inc./Ohio	16,500	113,850
KeyCorp	18,200	159,068
M&T Bank Corp.	2,300	218,868
PNC Financial Services Group, Inc.	10,262	647,532
Regions Financial Corp.	27,200	196,112
SunTrust Banks, Inc.	10,300	291,181
U.S. Bancorp	48,200	1,653,260
Wells Fargo & Co.	149,100	5,148,423
Zions Bancorp	3,500	72,292

		12,539,922

Consumer Finance (0.6%)
American Express Co.	19,025	1,081,762
Capital One Financial Corp.	34,895	1,989,364
Discover Financial Services	27,800	1,104,494
SLM Corp.	9,000	141,480

		4,317,100

Diversified Financial Services (3.0%)
Bank of America Corp.	207,986	1,836,516
Citigroup, Inc.	207,094	6,776,116
CME Group, Inc.	5,900	338,070
IntercontinentalExchange, Inc.*	1,400	186,774
JPMorgan Chase & Co.	238,850	9,668,648
Leucadia National Corp.	10,100	229,775
Moody’s Corp.	3,700	163,429
NASDAQ OMX Group, Inc.	2,200	51,249
NYSE Euronext	37,278	918,903

		20,169,480

Insurance (3.0%)
ACE Ltd.	6,565	496,314
Aflac, Inc.	9,000	430,920
Allstate Corp.	9,300	368,373
American International Group, Inc.*	22,508	738,037
Aon plc	6,200	324,198
Assurant, Inc.	1,500	55,950
Berkshire Hathaway, Inc., Class B*	35,442	3,125,984
Chubb Corp.	7,400	564,472
Cincinnati Financial Corp.	2,800	106,092
Fidelity National Financial, Inc., Class A	13,000	278,070
Genworth Financial, Inc., Class A*	9,400	49,162
Hartford Financial Services Group, Inc.	211,100	4,103,784
Lincoln National Corp.	5,300	128,207
Loews Corp.	6,000	247,560
Marsh & McLennan Cos., Inc.	10,500	356,265
MetLife, Inc.	175,988	6,064,547
Principal Financial Group, Inc.	5,300	142,782
Progressive Corp.	10,800	223,992
Prudential Financial, Inc.	9,000	490,590
Reinsurance Group of America, Inc.	1,400	81,018
Torchmark Corp.	1,800	92,430
Travelers Cos., Inc.	9,900	675,774
Unum Group	5,400	103,788
Validus Holdings Ltd.	5,600	189,896
XL Group plc	5,900	141,777

		19,579,982

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	7,600	542,564
Apartment Investment & Management Co. (REIT), Class A	2,800	72,772
AvalonBay Communities, Inc. (REIT)	1,900	258,381
Boston Properties, Inc. (REIT)	2,900	320,769
Equity Residential (REIT)	5,800	333,674
HCP, Inc. (REIT)	8,300	369,184
Health Care REIT, Inc. (REIT)	4,400	254,100
Host Hotels & Resorts, Inc. (REIT)	13,858	222,421
Kimco Realty Corp. (REIT)	7,800	158,106
Plum Creek Timber Co., Inc. (REIT)	3,100	135,904
Prologis, Inc. (REIT)	8,847	309,910
Public Storage (REIT)	2,800	389,676
Simon Property Group, Inc. (REIT)	5,909	897,045
Ventas, Inc. (REIT)	5,708	355,323
Vornado Realty Trust (REIT)	3,269	264,953
Weyerhaeuser Co. (REIT)	10,322	269,817

		5,154,599

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,800	106,778

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,100	72,436
People’s United Financial, Inc.	6,700	81,338

		153,774

Total Financials		71,816,510

Health Care (12.2%)
Biotechnology (2.0%)
Alexion Pharmaceuticals, Inc.*	3,780	432,432
Amgen, Inc.	14,855	1,252,574
Biogen Idec, Inc.*	4,600	686,458
Celgene Corp.*	22,165	1,693,406
Gilead Sciences, Inc.*	133,850	8,878,270
Vertex Pharmaceuticals, Inc.*	3,300	184,635

		13,127,775

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	47,343	922,715
Baxter International, Inc.	10,600	638,756
Becton, Dickinson and Co.	3,900	306,384
Boston Scientific Corp.*	27,300	156,702
C.R. Bard, Inc.	1,500	156,975
CareFusion Corp.*	4,250	120,658
Covidien plc	9,276	551,180
DENTSPLY International, Inc.	2,700	102,978
Edwards Lifesciences Corp.*	2,238	240,294
Intuitive Surgical, Inc.*	800	396,504
Medtronic, Inc.	19,700	849,464
St. Jude Medical, Inc.	133,400	5,620,142
Stryker Corp.	5,600	311,696
Varian Medical Systems, Inc.*	2,100	126,672
Zimmer Holdings, Inc.	3,400	229,908

		10,731,028

Health Care Providers & Services (2.3%)
Aetna, Inc.	9,200	364,320
AmerisourceBergen Corp.	4,800	185,808
Cardinal Health, Inc.	6,600	257,202
Cigna Corp.	5,500	259,435
Community Health Systems, Inc.*	162,638	4,739,271
Coventry Health Care, Inc.	2,600	108,394
DaVita, Inc.*	1,700	176,137
Express Scripts Holding Co.*	63,491	3,978,981
Health Net, Inc.*	9,700	218,347
Humana, Inc.	3,100	217,465
Laboratory Corp. of America Holdings*	1,900	175,693
McKesson Corp.	6,400	550,592
Patterson Cos., Inc.	1,600	54,784

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Quest Diagnostics, Inc.	3,100	$196,633
Tenet Healthcare Corp.*	8,000	50,160
UnitedHealth Group, Inc.	37,400	2,072,334
WellPoint, Inc.	28,100	1,630,081

		15,235,637

Health Care Technology (0.0%)
Cerner Corp.*	2,810	217,522

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	6,700	257,615
Illumina, Inc.*	36,400	1,754,480
Life Technologies Corp.*	3,400	166,192
PerkinElmer, Inc.	2,200	64,834
Thermo Fisher Scientific, Inc.	111,209	6,542,425
Waters Corp.*	1,700	141,661

		8,927,207

Pharmaceuticals (5.0%)
Abbott Laboratories	47,000	3,222,320
Allergan, Inc.	21,770	1,993,697
AstraZeneca plc (ADR)	24,800	1,186,928
Bristol-Myers Squibb Co.	32,324	1,090,935
Eli Lilly and Co.	19,700	933,977
Forest Laboratories, Inc.*	4,500	160,245
Hospira, Inc.*	3,100	101,742
Johnson & Johnson	64,800	4,465,368
Merck & Co., Inc.	88,441	3,988,689
Mylan, Inc.*	63,470	1,548,668
Perrigo Co.	17,485	2,031,232
Pfizer, Inc.	239,335	5,947,475
Roche Holding AG (ADR)	8,800	413,512
Shire plc (ADR)	23,865	2,116,825
Valeant Pharmaceuticals International, Inc.*	62,413	3,449,567
Watson Pharmaceuticals, Inc.*	2,500	212,900

		32,864,080

Total Health Care		81,103,249

Industrials (8.0%)
Aerospace & Defense (1.6%)
Boeing Co.	43,425	3,023,249
General Dynamics Corp.	14,200	938,904
Honeywell International, Inc.	15,100	902,225
L-3 Communications Holdings, Inc.	1,900	136,249
Lockheed Martin Corp.	5,200	485,576
Northrop Grumman Corp.	6,400	425,152
Precision Castparts Corp.	15,680	2,561,171
Raytheon Co.	6,400	365,824
Rockwell Collins, Inc.	2,700	144,828
Textron, Inc.	5,400	141,318
United Technologies Corp.	16,200	1,268,298

		10,392,794

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	3,100	181,505
Expeditors International of Washington, Inc.	4,000	145,440
FedEx Corp.	7,600	643,112
United Parcel Service, Inc., Class B	13,900	994,823

		1,964,880

Airlines (0.1%)
Delta Air Lines, Inc.*	57,600	527,616
Southwest Airlines Co.	14,300	125,411

		653,027

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	11,200	302,512
Masco Corp.	6,800	102,340

		404,852

Commercial Services & Supplies (0.7%)
ADT Corp.*	93,300	3,358,800
Avery Dennison Corp.	1,950	62,049
Cintas Corp.	2,050	84,972
Iron Mountain, Inc.	2,850	97,214
Pitney Bowes, Inc.	3,850	53,207
R.R. Donnelley & Sons Co.	3,450	36,570
Republic Services, Inc.	5,700	156,807
Stericycle, Inc.*	1,650	149,358
Tyco International Ltd.	8,920	501,839
Waste Management, Inc.	8,400	269,472

		4,770,288

Construction & Engineering (0.0%)
Fluor Corp.	3,200	180,096
Jacobs Engineering Group, Inc.*	2,500	101,075
Quanta Services, Inc.*	4,100	101,270

		382,441

Electrical Equipment (0.4%)
Cooper Industries plc	3,100	232,686
Emerson Electric Co.	14,000	675,780
Rockwell Automation, Inc.	18,365	1,277,286
Roper Industries, Inc.	1,900	208,791

		2,394,543

Industrial Conglomerates (2.2%)
3M Co.	12,300	1,136,766
Danaher Corp.	11,300	623,195
General Electric Co.	578,365	13,134,669

		14,894,630

Machinery (1.0%)
Caterpillar, Inc.	12,600	1,084,104
Cummins, Inc.	11,100	1,023,531
Deere & Co.	23,310	1,922,842
Dover Corp.	3,500	208,215
Eaton Corp.	6,500	307,190
Flowserve Corp.	1,000	127,740
Illinois Tool Works, Inc.	8,310	494,196
Ingersoll-Rand plc	5,500	246,510
Joy Global, Inc.	2,011	112,737
PACCAR, Inc.	6,800	272,170
Pall Corp.	2,200	139,678
Parker Hannifin Corp.	2,900	242,382
Pentair, Inc.	1,907	84,880
Snap-on, Inc.	1,100	79,057
Stanley Black & Decker, Inc.	3,277	249,871
Xylem, Inc.	3,500	88,025

		6,683,128

Professional Services (0.7%)
Dun & Bradstreet Corp.	900	71,658
Equifax, Inc.	2,300	107,134
Nielsen Holdings N.V.*	145,400	4,359,092
Robert Half International, Inc.	2,650	70,569

		4,608,453

Road & Rail (0.8%)
CSX Corp.	20,000	415,000
Norfolk Southern Corp.	6,200	394,506
Ryder System, Inc.	1,000	39,060
Union Pacific Corp.	39,020	4,631,674

		5,480,240

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	5,200	$223,548
W.W. Grainger, Inc.	1,200	250,044

		473,592

Total Industrials		53,102,868

Information Technology (17.9%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	156,000	2,978,040
F5 Networks, Inc.*	1,500	157,050
Harris Corp.	6,900	353,418
JDS Uniphase Corp.*	4,400	54,494
Juniper Networks, Inc.*	113,250	1,937,708
Motorola Solutions, Inc.	7,371	372,604
QUALCOMM, Inc.	32,900	2,055,921

		7,909,235

Computers & Peripherals (5.4%)
Apple, Inc.	40,819	27,236,886
Dell, Inc.	38,200	376,652
EMC Corp.*	144,900	3,951,423
Hewlett-Packard Co.	116,196	1,982,304
NetApp, Inc.*	55,500	1,824,840
SanDisk Corp.*	4,600	199,778
Seagate Technology plc	6,750	209,250
Western Digital Corp.	4,300	166,539

		35,947,672

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	49,110	2,891,597
Corning, Inc.	28,700	377,405
FLIR Systems, Inc.	2,900	57,927
Jabil Circuit, Inc.	3,600	67,392
Molex, Inc.	2,600	68,328
TE Connectivity Ltd.	85,375	2,903,604

		6,366,253

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	3,400	130,084
eBay, Inc.*	42,691	2,066,671
Google, Inc., Class A*	15,220	11,483,490
VeriSign, Inc.*	3,000	146,070
Yahoo!, Inc.*	20,100	321,098

		14,147,413

IT Services (3.5%)
Accenture plc, Class A	51,720	3,621,952
Amdocs Ltd.	78,620	2,593,674
Automatic Data Processing, Inc.	9,300	545,538
Cognizant Technology Solutions Corp., Class A*	50,470	3,528,862
Computer Sciences Corp.	2,900	93,409
Fidelity National Information Services, Inc.	4,800	149,856
Fiserv, Inc.*	2,600	192,478
International Business Machines Corp.	24,700	5,124,015
Mastercard, Inc., Class A	9,887	4,463,783
Paychex, Inc.	6,200	206,398
SAIC, Inc.	5,400	65,016
Teradata Corp.*	3,300	248,853
Total System Services, Inc.	3,100	73,470
Visa, Inc., Class A	13,280	1,783,238
Western Union Co.	29,032	528,963

		23,219,505

Office Electronics (0.0%)
Xerox Corp.	25,179	184,814

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	11,600	39,092
Altera Corp.	6,100	207,308
Analog Devices, Inc.	5,700	223,383
Applied Materials, Inc.	100,900	1,126,548
Broadcom Corp., Class A*	9,900	342,342
First Solar, Inc.*	1,100	24,360
Intel Corp.	262,460	5,952,593
KLA-Tencor Corp.	3,200	152,656
Lam Research Corp.*	3,502	111,311
Linear Technology Corp.	4,400	140,140
LSI Corp.*	10,700	73,937
MEMC Electronic Materials, Inc.*	254,356	699,479
Microchip Technology, Inc.	3,700	121,138
Micron Technology, Inc.*	106,600	638,001
NVIDIA Corp.*	11,900	158,746
Teradyne, Inc.*	3,600	51,192
Texas Instruments, Inc.	21,900	603,345
Xilinx, Inc.	5,000	167,050

		10,832,621

Software (3.1%)
Adobe Systems, Inc.*	9,400	305,124
Autodesk, Inc.*	4,300	143,491
BMC Software, Inc.*	2,800	116,172
CA, Inc.	6,600	170,049
Citrix Systems, Inc.*	3,600	275,652
Electronic Arts, Inc.*	6,100	77,409
Intuit, Inc.	48,285	2,843,021
Microsoft Corp.	386,887	11,521,495
Oracle Corp.	124,481	3,919,906
Red Hat, Inc.*	3,700	210,678
Salesforce.com, Inc.*	2,500	381,725
Symantec Corp.*	18,300	329,400

		20,294,122

Total Information Technology		118,901,635

Materials (2.6%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	4,100	339,070
Airgas, Inc.	1,400	115,220
CF Industries Holdings, Inc.	1,200	266,688
Dow Chemical Co.	23,100	668,976
E.I. du Pont de Nemours & Co.	65,645	3,299,974
Eastman Chemical Co.	2,900	165,329
Ecolab, Inc.	5,060	327,939
FMC Corp.	2,600	143,988
International Flavors & Fragrances, Inc.	1,600	95,328
LyondellBasell Industries N.V., Class A	69,959	3,614,082
Monsanto Co.	10,300	937,506
Mosaic Co.	5,300	305,333
PPG Industries, Inc.	8,300	953,172
Praxair, Inc.	5,800	602,504
Sherwin-Williams Co.	1,700	253,147
Sigma-Aldrich Corp.	2,300	165,531
Syngenta AG (ADR)	14,846	1,111,223

		13,365,010

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	118,250

Containers & Packaging (0.1%)
Ball Corp.	3,000	126,930
Bemis Co., Inc.	1,900	59,793

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Owens-Illinois, Inc.*	3,100	$58,156
Sealed Air Corp.	3,300	51,018

		295,897

Metals & Mining (0.4%)
Alcoa, Inc.	20,500	181,425
Allegheny Technologies, Inc.	2,000	63,800
Cliffs Natural Resources, Inc.	2,700	105,651
Freeport-McMoRan Copper & Gold, Inc.	41,815	1,655,038
Newmont Mining Corp.	9,600	537,696
Nucor Corp.	6,100	233,386
Titanium Metals Corp.	1,400	17,962
United States Steel Corp.	2,700	51,489

		2,846,447

Paper & Forest Products (0.1%)
International Paper Co.	8,400	305,088
MeadWestvaco Corp.	3,300	100,980

		406,068

Total Materials		17,031,672

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	124,200	4,682,340
CenturyLink, Inc.	24,709	998,244
Frontier Communications Corp.	19,206	94,109
Level 3 Communications, Inc.*	131,006	3,009,208
Verizon Communications, Inc.	55,000	2,506,350
Windstream Corp.	11,300	114,243

		11,404,494

Wireless Telecommunication Services (1.1%)
Crown Castle International Corp.*	5,650	362,165
KDDI Corp.	45,000	3,494,362
MetroPCS Communications, Inc.*	6,100	71,431
Softbank Corp.	78,712	3,187,210
Sprint Nextel Corp.*	57,900	319,608

		7,434,776

Total Telecommunication Services		18,839,270

Utilities (1.7%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	22,300	979,862
Duke Energy Corp.	13,642	884,001
Edison International	16,700	763,023
Entergy Corp.	3,400	235,620
Exelon Corp.	16,434	584,722
FirstEnergy Corp.	8,001	352,844
Great Plains Energy, Inc.	19,300	429,618
NextEra Energy, Inc.	8,200	576,706
Northeast Utilities	6,020	230,145
NV Energy, Inc.	35,400	637,554
Pepco Holdings, Inc.	4,400	83,160
Pinnacle West Capital Corp.	2,100	110,880
PPL Corp.	11,200	325,360
Southern Co.	16,900	778,921
Xcel Energy, Inc.	9,400	260,474

		7,232,890

Gas Utilities (0.1%)
AGL Resources, Inc.	2,279	93,234
Atmos Energy Corp.	12,200	436,638
ONEOK, Inc.	3,952	190,921

		720,793

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	11,900	130,543
NRG Energy, Inc.	4,328	92,576

		223,119

Multi-Utilities (0.5%)
Ameren Corp.	4,600	150,282
CenterPoint Energy, Inc.	8,200	174,660
CMS Energy Corp.	5,100	120,105
Consolidated Edison, Inc.	5,600	335,384
Dominion Resources, Inc.	11,100	587,634
DTE Energy Co.	3,300	197,802
Integrys Energy Group, Inc.	1,500	78,300
NiSource, Inc.	5,500	140,140
PG&E Corp.	8,200	349,894
Public Service Enterprise Group, Inc.	9,700	312,146
SCANA Corp.	2,500	120,675
Sempra Energy	5,800	374,042
TECO Energy, Inc.	3,900	69,186
Wisconsin Energy Corp.	4,400	165,748

		3,175,998

Total Utilities		11,352,800

Total Common Stocks (86.4%) (Cost $433,807,005)		573,315,633

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	796,375

Total Telecommunication Services		796,375

Total Convertible Bonds		796,375

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		796,375

SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
BNP Paribas Finance, Inc. 0.11%, 10/1/12(p)	$4,700,000	4,699,985

Government Securities (1.6%)
U.S. Treasury Bills 0.08%, 11/1/12#(p)	10,122,000	10,121,316

Total Short-Term Investments (2.3%) (Cost $14,820,867)		14,821,301

Total Investments (88.8%) (Cost $449,181,872)		588,933,309
Other Assets Less Liabilities (11.2%)		74,595,578

Net Assets (100%)		$663,528,887

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,779,316.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,100	December-12	$79,776,444	$78,881,000	$(895,444)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$94,508,227	$—	$—	$94,508,227
Consumer Staples	41,136,876	—	—	41,136,876
Energy	57,431,612	8,090,914	—	65,522,526
Financials	71,816,510	—	—	71,816,510
Health Care	81,103,249	—	—	81,103,249
Industrials	53,102,868	—	—	53,102,868
Information Technology	118,901,635	—	—	118,901,635
Materials	17,031,672	—	—	17,031,672
Telecommunication Services	12,157,698	6,681,572	—	18,839,270
Utilities	11,352,800	—	—	11,352,800
Convertible Bonds
Telecommunication Services	—	796,375	—	796,375
Short-Term Investments	—	14,821,301	—	14,821,301

Total Assets	$558,543,147	$30,390,162	$—	$588,933,309

Liabilities:
Futures	$(895,444)	$—	$—	$(895,444)

Total Liabilities	$(895,444)	$—	$—	$(895,444)

Total	$557,647,703	$30,390,162	$—	$588,037,865

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	559	48
Purchases	—	—
Sales	(559)	(48)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$145,646,675
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$181,092,149

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,755,290
Aggregate gross unrealized depreciation	(15,535,755)

Net unrealized appreciation	$133,219,535

Federal income tax cost of investments	$455,713,774

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (1.1%)
Delphi Automotive plc*	31,980	$991,380
Johnson Controls, Inc.	326,040	8,933,496
Lear Corp.	42,700	1,613,633
TRW Automotive Holdings Corp.*	29,400	1,285,074
Visteon Corp.*	2,600	115,596

		12,939,179

Automobiles (0.6%)
Ford Motor Co.	337,900	3,331,694
General Motors Co.*	150,060	3,413,865
Thor Industries, Inc.	2,100	76,272

		6,821,831

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	27,400	795,970
DeVry, Inc.	3,500	79,660
H&R Block, Inc.	5,800	100,514
Service Corp. International	11,600	156,136

		1,132,280

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	22,200	808,968
Choice Hotels International, Inc.	1,300	41,587
Hyatt Hotels Corp., Class A*	2,400	96,360
International Game Technology	7,000	91,630
Marriott International, Inc., Class A	1,000	39,100
McDonald’s Corp.	6,530	599,128
MGM Resorts International*	219,900	2,363,925
Penn National Gaming, Inc.*	3,200	137,920
Royal Caribbean Cruises Ltd.	8,100	244,701
Wendy’s Co.	14,900	67,795

		4,491,114

Household Durables (0.4%)
D.R. Horton, Inc.	13,700	282,768
Garmin Ltd.	5,400	225,396
Harman International Industries, Inc.	3,800	175,408
Jarden Corp.	3,300	174,372
Leggett & Platt, Inc.	7,500	187,875
Lennar Corp., Class A	8,600	299,022
Mohawk Industries, Inc.*	3,100	248,062
Newell Rubbermaid, Inc.	15,500	295,895
NVR, Inc.*	100	84,450
PulteGroup, Inc.*	122,957	1,905,833
Toll Brothers, Inc.*	7,600	252,548
Whirlpool Corp.	4,100	339,931

		4,471,560

Internet & Catalog Retail (0.1%)
Expedia, Inc.	1,800	104,112
HomeAway, Inc.*	182	4,268
Liberty Interactive Corp.*	25,600	473,600
Liberty Ventures*	1,280	63,539

		645,519

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	46,640	1,780,249
Mattel, Inc.	4,100	145,468

		1,925,717

Media (5.3%)
Cablevision Systems Corp. - New York Group, Class A	9,500	150,575
CBS Corp., Class B	80,300	2,917,299
Clear Channel Outdoor Holdings, Inc., Class A*	900	5,382
Comcast Corp., Class A	165,530	5,867,338
DIRECTV*	26,100	1,369,206
DISH Network Corp., Class A	2,400	73,464
DreamWorks Animation SKG, Inc., Class A*	3,600	69,228
Gannett Co., Inc.	79,000	1,402,250
Interpublic Group of Cos., Inc.	22,200	246,864
John Wiley & Sons, Inc., Class A	1,400	64,330
Lamar Advertising Co., Class A*	500	18,530
Liberty Media Corp. - Liberty Capital*	5,420	564,601
Madison Square Garden Co., Class A*	3,075	123,830
McGraw-Hill Cos., Inc.	51,360	2,803,742
News Corp., Class A	153,403	3,762,976
Omnicom Group, Inc.	45,075	2,324,067
Regal Entertainment Group, Class A	2,700	37,989
Thomson Reuters Corp.	19,800	571,428
Time Warner Cable, Inc.	21,100	2,005,766
Time Warner, Inc.	352,793	15,992,107
Viacom, Inc., Class B	238,710	12,792,469
Walt Disney Co.	131,200	6,859,136
Washington Post Co., Class B	300	108,909

		60,131,486

Multiline Retail (0.8%)
Dillard’s, Inc., Class A	1,600	115,712
J.C. Penney Co., Inc.	8,500	206,465
Kohl’s Corp.	24,750	1,267,695
Macy’s, Inc.	77,500	2,915,550
Sears Holdings Corp.*	1,900	105,431
Target Corp.	76,850	4,877,670

		9,488,523

Specialty Retail (0.9%)
Aaron’s, Inc.	900	25,029
Abercrombie & Fitch Co., Class A	4,500	152,640
Advance Auto Parts, Inc.	15,030	1,028,653
American Eagle Outfitters, Inc.	2,300	48,484
AutoNation, Inc.*	900	39,303
Best Buy Co., Inc.	14,400	247,536
CarMax, Inc.*	10,000	283,000
Chico’s FAS, Inc.	2,600	47,086
DSW, Inc., Class A	100	6,672
Foot Locker, Inc.	6,400	227,200
GameStop Corp., Class A	32,300	678,300
Guess?, Inc.	3,400	86,428
Home Depot, Inc.	16,800	1,014,216
Lowe’s Cos., Inc.	93,170	2,817,461
Sally Beauty Holdings, Inc.*	500	12,545
Signet Jewelers Ltd.	4,500	219,420
Staples, Inc.	115,995	1,336,262
Tiffany & Co.	1,100	68,068
TJX Cos., Inc.	40,200	1,800,558
Williams-Sonoma, Inc.	2,100	92,337

		10,231,198

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	800	29,312
PVH Corp.	300	28,116

		57,428

Total Consumer Discretionary		112,335,835

Consumer Staples (6.8%)
Beverages (0.6%)
Beam, Inc.	8,400	483,336
Brown-Forman Corp., Class B	1,050	68,513
Coca-Cola Enterprises, Inc.	25,020	782,375
Constellation Brands, Inc., Class A*	8,400	271,740
Diageo plc	130,339	3,661,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dr. Pepper Snapple Group, Inc.	6,960	$309,929
Molson Coors Brewing Co., Class B	6,800	306,340
PepsiCo, Inc.	17,400	1,231,398

		7,114,781

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	120,135	5,816,937
Kroger Co.	120,500	2,836,570
Safeway, Inc.	11,000	176,990
Sysco Corp.	14,800	462,796
Walgreen Co.	57,200	2,084,368
Wal-Mart Stores, Inc.	19,090	1,408,842

		12,786,503

Food Products (2.0%)
Archer-Daniels-Midland Co.	207,850	5,649,363
Bunge Ltd.	7,800	522,990
Campbell Soup Co.	2,000	69,640
ConAgra Foods, Inc.	22,200	612,498
Danone S.A.	30,651	1,887,082
Dean Foods Co.*	1,400	22,890
General Mills, Inc.	82,870	3,302,369
Green Mountain Coffee Roasters, Inc.*	1,100	26,125
H.J. Heinz Co.	6,500	363,675
Hillshire Brands Co.	950	25,441
Hormel Foods Corp.	3,100	90,644
Ingredion, Inc.	3,200	176,512
J.M. Smucker Co.	12,430	1,073,082
Kellogg Co.	17,930	926,264
Kraft Foods, Inc., Class A	89,900	3,717,365
Nestle S.A. (Registered)	35,109	2,213,678
Ralcorp Holdings, Inc.*	3,000	219,000
Smithfield Foods, Inc.*	8,600	168,990
Tyson Foods, Inc., Class A	114,500	1,834,290

		22,901,898

Household Products (1.4%)
Church & Dwight Co., Inc.	2,900	156,571
Clorox Co.	6,500	468,325
Colgate-Palmolive Co.	2,100	225,162
Energizer Holdings, Inc.	3,500	261,135
Kimberly-Clark Corp.	2,200	188,716
Procter & Gamble Co.	212,702	14,753,011

		16,052,920

Personal Products (0.0%)
Avon Products, Inc.	5,200	82,940

Tobacco (1.6%)
Altria Group, Inc.	135,015	4,508,151
Lorillard, Inc.	32,180	3,747,361
Philip Morris International, Inc.	97,575	8,775,895
Reynolds American, Inc.	18,700	810,458

		17,841,865

Total Consumer Staples		76,780,907

Energy (11.7%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.*	2,100	95,445
Baker Hughes, Inc.	23,492	1,062,543
Cameron International Corp.*	3,100	173,817
Diamond Offshore Drilling, Inc.	3,700	243,497
Halliburton Co.	33,600	1,131,984
Helmerich & Payne, Inc.	36,000	1,713,960
McDermott International, Inc.*	12,600	153,972
Nabors Industries Ltd.*	15,500	217,465
National Oilwell Varco, Inc.	17,600	1,409,936
Oil States International, Inc.*	400	31,784
Patterson-UTI Energy, Inc.	8,300	131,472
Rowan Cos., plc, Class A*	6,600	222,882
RPC, Inc.	400	4,756
SEACOR Holdings, Inc.*	600	50,016
Superior Energy Services, Inc.*	8,400	172,368
Tidewater, Inc.	2,700	131,031
Transocean Ltd.	43,840	1,967,978
Unit Corp.*	2,600	107,900

		9,022,806

Oil, Gas & Consumable Fuels (10.9%)
Alpha Natural Resources, Inc.*	11,747	77,178
Anadarko Petroleum Corp.	26,700	1,866,864
Apache Corp.	36,476	3,154,080
BP plc (ADR)	65,800	2,787,288
Cheniere Energy, Inc.*	3,400	52,870
Chesapeake Energy Corp.	35,400	667,998
Chevron Corp.	185,434	21,614,187
Cimarex Energy Co.	4,600	269,330
Cobalt International Energy, Inc.*	500	11,135
ConocoPhillips	67,685	3,870,228
CONSOL Energy, Inc.	12,100	363,605
Denbury Resources, Inc.*	20,855	337,017
Devon Energy Corp.	21,700	1,312,850
Encana Corp.	144,100	3,158,672
Energen Corp.	3,900	204,399
EOG Resources, Inc.	11,605	1,300,340
EQT Corp.	7,000	413,000
EXCO Resources, Inc.	6,600	52,866
Exxon Mobil Corp.	505,099	46,191,304
Hess Corp.	16,300	875,636
HollyFrontier Corp.	11,000	453,970
Laredo Petroleum Holdings, Inc.*	100	2,198
Marathon Oil Corp.	91,800	2,714,526
Marathon Petroleum Corp.	18,250	996,267
Murphy Oil Corp.	10,400	558,376
Newfield Exploration Co.*	7,200	225,504
Noble Energy, Inc.	7,400	686,054
Occidental Petroleum Corp.	163,331	14,056,266
Peabody Energy Corp.	14,500	323,205
Phillips 66	98,142	4,550,844
Pioneer Natural Resources Co.	1,100	114,840
Plains Exploration & Production Co.*	6,900	258,543
QEP Resources, Inc.	9,500	300,770
Royal Dutch Shell plc (ADR), Class A	19,400	1,346,554
SandRidge Energy, Inc.*	26,100	181,917
SM Energy Co.	600	32,466
Southwestern Energy Co.*	122,600	4,264,028
Spectra Energy Corp.	34,900	1,024,664
Sunoco, Inc.	700	32,781
Teekay Corp.	1,900	59,280
Tesoro Corp.	7,500	314,250
Ultra Petroleum Corp.*	8,100	178,038
Valero Energy Corp.	47,300	1,498,464
Whiting Petroleum Corp.*	5,400	255,852
World Fuel Services Corp.	2,600	92,586
WPX Energy, Inc.*	10,566	175,290

		123,278,380

Total Energy		132,301,186

Financials (18.6%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	700	86,100
American Capital Ltd.*	17,800	201,852

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Ameriprise Financial, Inc.	11,700	$663,273
Ares Capital Corp.	11,800	202,252
Bank of New York Mellon Corp.	203,319	4,599,076
BlackRock, Inc.	16,685	2,974,935
Charles Schwab Corp.	57,500	735,425
E*TRADE Financial Corp.*	15,200	133,912
Federated Investors, Inc., Class B	800	16,552
Franklin Resources, Inc.	16,210	2,027,385
Goldman Sachs Group, Inc.	66,450	7,554,036
Invesco Ltd.	23,900	597,261
Janus Capital Group, Inc.	10,000	94,400
Jefferies Group, Inc.	7,500	102,675
Legg Mason, Inc.	7,500	185,100
LPL Financial Holdings, Inc.	232	6,621
Morgan Stanley	183,835	3,077,398
Northern Trust Corp.	11,500	533,772
Raymond James Financial, Inc.	6,100	223,565
State Street Corp.	100,760	4,227,890
TD Ameritrade Holding Corp.	12,400	190,588

		28,434,068

Commercial Banks (4.5%)
Associated Banc-Corp.	9,300	122,481
Bank of Hawaii Corp.	2,400	109,488
BankUnited, Inc.	1,800	44,298
BB&T Corp.	247,550	8,208,758
BOK Financial Corp.	1,400	82,740
CapitalSource, Inc.	12,400	93,992
CIT Group, Inc.*	84,700	3,336,333
City National Corp./California	2,500	128,775
Comerica, Inc.	10,500	326,025
Commerce Bancshares, Inc./Missouri	4,025	162,328
Cullen/Frost Bankers, Inc.	2,900	166,547
East West Bancorp, Inc.	7,700	162,624
Fifth Third Bancorp	49,200	763,092
First Citizens BancShares, Inc./North Carolina, Class A	300	48,870
First Horizon National Corp.	13,439	129,418
First Niagara Financial Group, Inc.	18,800	152,092
First Republic Bank/California	5,400	186,084
Fulton Financial Corp.	10,700	105,502
Huntington Bancshares, Inc./Ohio	46,200	318,780
KeyCorp	77,000	672,980
M&T Bank Corp.	6,767	643,948
PNC Financial Services Group, Inc.	67,413	4,253,760
Popular, Inc.*	5,420	94,471
Regions Financial Corp.	113,700	819,777
Signature Bank/New York*	2,200	147,576
SunTrust Banks, Inc.	40,700	1,150,589
SVB Financial Group*	2,400	145,104
Synovus Financial Corp.	42,000	99,540
TCF Financial Corp.	8,600	102,684
U.S. Bancorp	101,400	3,478,020
Valley National Bancorp	10,519	105,400
Wells Fargo & Co.	710,670	24,539,435
Zions Bancorp	9,800	202,419

		51,103,930

Consumer Finance (1.1%)
American Express Co.	19,100	1,086,026
Capital One Financial Corp.	138,850	7,915,839
Discover Financial Services	77,500	3,079,075
SLM Corp.	26,100	410,292

		12,491,232

Diversified Financial Services (4.7%)
Bank of America Corp.	871,043	7,691,310
CBOE Holdings, Inc.	600	17,652
Citigroup, Inc.	551,110	18,032,319
CME Group, Inc.	18,000	1,031,400
Interactive Brokers Group, Inc., Class A	2,100	29,442
JPMorgan Chase & Co.	594,781	24,076,735
Leucadia National Corp.	32,600	741,650
Moody’s Corp.	22,550	996,033
NASDAQ OMX Group, Inc.	6,200	144,429
NYSE Euronext	13,500	332,775

		53,093,745

Insurance (4.2%)
ACE Ltd.	47,360	3,580,416
Aflac, Inc.	25,000	1,197,000
Alleghany Corp.*	968	333,902
Allied World Assurance Co. Holdings AG	1,000	77,250
Allstate Corp.	26,200	1,037,782
American Financial Group, Inc./Ohio	4,600	174,340
American International Group, Inc.*	34,500	1,131,255
American National Insurance Co.	400	28,732
Aon plc	53,955	2,821,307
Arch Capital Group Ltd.*	6,400	266,752
Aspen Insurance Holdings Ltd.	3,800	115,862
Assurant, Inc.	4,600	171,580
Assured Guaranty Ltd.	8,600	117,132
Axis Capital Holdings Ltd.	5,800	202,536
Berkshire Hathaway, Inc., Class B*	107,206	9,455,569
Brown & Brown, Inc.	5,700	148,599
Chubb Corp.	43,800	3,341,064
Cincinnati Financial Corp.	7,800	295,542
CNA Financial Corp.	1,400	37,520
Endurance Specialty Holdings Ltd.	2,100	80,850
Everest Reinsurance Group Ltd.	2,800	299,488
Fidelity National Financial, Inc., Class A	41,100	879,129
Genworth Financial, Inc., Class A*	26,300	137,549
Hanover Insurance Group, Inc.	1,300	48,438
Hartford Financial Services Group, Inc.	23,500	456,840
HCC Insurance Holdings, Inc.	5,400	183,006
Kemper Corp.	2,600	79,846
Lincoln National Corp.	15,200	367,688
Loews Corp.	16,700	689,042
Markel Corp.*	600	275,094
Marsh & McLennan Cos., Inc.	6,100	206,973
MBIA, Inc.*	7,500	75,975
Mercury General Corp.	1,400	54,110
MetLife, Inc.	146,790	5,058,383
Old Republic International Corp.	13,800	128,340
PartnerReinsurance Ltd.	3,500	259,980
Principal Financial Group, Inc.	16,000	431,040
ProAssurance Corp.	1,700	153,748
Progressive Corp.	32,700	678,198
Protective Life Corp.	4,300	112,703
Prudential Financial, Inc.	69,405	3,783,267
Reinsurance Group of America, Inc.	22,300	1,290,501
RenaissanceReinsurance Holdings Ltd.	2,800	215,712
StanCorp Financial Group, Inc.	2,400	74,976
Torchmark Corp.	5,300	272,155
Travelers Cos., Inc.	60,649	4,139,901
Unum Group	15,200	292,144
Validus Holdings Ltd.	20,500	695,155
W. R. Berkley Corp.	5,900	221,191

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	400	$205,336
XL Group plc	16,600	398,898

		46,779,796

Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	242,616
American Campus Communities, Inc. (REIT)	3,600	157,968
American Capital Agency Corp. (REIT)	16,010	553,786
Annaly Capital Management, Inc. (REIT)	52,138	878,004
Apartment Investment & Management Co. (REIT), Class A	2,000	51,980
AvalonBay Communities, Inc. (REIT)	5,100	693,549
BioMed Realty Trust, Inc. (REIT)	8,200	153,504
Boston Properties, Inc. (REIT)	6,700	741,087
Brandywine Realty Trust (REIT)	7,600	92,644
BRE Properties, Inc. (REIT)	2,900	135,981
Camden Property Trust (REIT)	1,100	70,939
CBL & Associates Properties, Inc. (REIT)	7,900	168,586
Chimera Investment Corp. (REIT)	54,900	148,779
CommonWealth REIT (REIT)	4,425	64,428
Corporate Office Properties Trust/Maryland (REIT)	3,800	91,086
DDR Corp. (REIT)	11,700	179,712
Douglas Emmett, Inc. (REIT)	7,400	170,718
Duke Realty Corp. (REIT)	14,200	208,740
Equity Lifestyle Properties, Inc. (REIT)	400	27,248
Equity Residential (REIT)	14,800	851,444
Extra Space Storage, Inc. (REIT)	2,000	66,500
Federal Realty Investment Trust (REIT)	800	84,240
General Growth Properties, Inc. (REIT)	28,259	550,485
Hatteras Financial Corp. (REIT)	5,200	146,588
HCP, Inc. (REIT)	20,861	927,897
Health Care REIT, Inc. (REIT)	11,400	658,350
Home Properties, Inc. (REIT)	1,200	73,524
Hospitality Properties Trust (REIT)	6,600	156,948
Host Hotels & Resorts, Inc. (REIT)	38,409	616,465
Kilroy Realty Corp. (REIT)	3,400	152,252
Kimco Realty Corp. (REIT)	21,700	439,859
Liberty Property Trust (REIT)	5,500	199,320
Macerich Co. (REIT)	7,135	408,336
Mack-Cali Realty Corp. (REIT)	4,700	125,020
MFA Financial, Inc. (REIT)	19,100	162,350
Mid-America Apartment Communities, Inc. (REIT)	100	6,531
National Retail Properties, Inc. (REIT)	5,700	173,850
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,200	159,528
Post Properties, Inc. (REIT)	1,700	81,532
Prologis, Inc. (REIT)	24,615	862,263
Rayonier, Inc. (REIT)	1,400	68,614
Realty Income Corp. (REIT)	7,100	290,319
Regency Centers Corp. (REIT)	1,900	92,587
Retail Properties of America, Inc. (REIT), Class A	4,500	50,940
Senior Housing Properties Trust (REIT)	8,700	189,486
Simon Property Group, Inc. (REIT)	2,624	398,349
SL Green Realty Corp. (REIT)	4,800	384,336
Taubman Centers, Inc. (REIT)	2,200	168,806
UDR, Inc. (REIT)	13,200	327,624
Ventas, Inc. (REIT)	15,506	965,249
Vornado Realty Trust (REIT)	9,958	807,096
Weingarten Realty Investors (REIT)	6,400	179,904
Weyerhaeuser Co. (REIT)	19,492	509,521

		16,167,468

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	2,100	62,013
Forest City Enterprises, Inc., Class A*	7,500	118,875
Howard Hughes Corp.*	1,485	105,509
Jones Lang LaSalle, Inc.	2,400	183,240
St. Joe Co.*	3,000	58,500

		528,137

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	8,716	104,244
Hudson City Bancorp, Inc.	28,200	224,472
New York Community Bancorp, Inc.	23,500	332,760
People’s United Financial, Inc.	14,900	180,886
TFS Financial Corp.*	4,200	38,094
Washington Federal, Inc.	5,700	95,076

		975,532

Total Financials		209,573,908

Health Care (12.8%)
Biotechnology (0.1%)
Gilead Sciences, Inc.*	13,900	921,987
Vertex Pharmaceuticals, Inc.*	8,100	453,195

		1,375,182

Health Care Equipment & Supplies (2.1%)
Alere, Inc.*	4,300	83,807
Baxter International, Inc.	105,200	6,339,352
Becton, Dickinson and Co.	16,050	1,260,888
Boston Scientific Corp.*	76,400	438,536
CareFusion Corp.*	11,800	335,002
Cooper Cos., Inc.	1,800	170,028
Covidien plc	122,600	7,284,892
DENTSPLY International, Inc.	4,200	160,188
Hill-Rom Holdings, Inc.	3,300	95,898
Hologic, Inc.*	14,100	285,384
Medtronic, Inc.	105,940	4,568,133
Sirona Dental Systems, Inc.*	2,400	136,704
St. Jude Medical, Inc.	46,490	1,958,623
Stryker Corp.	4,400	244,904
Teleflex, Inc.	2,200	151,448
Zimmer Holdings, Inc.	8,500	574,770

		24,088,557

Health Care Providers & Services (1.9%)
Aetna, Inc.	31,300	1,239,480
AMERIGROUP Corp.*	800	73,144
Brookdale Senior Living, Inc.*	5,200	120,744
Cardinal Health, Inc.	8,500	331,245
Cigna Corp.	15,400	726,418
Community Health Systems, Inc.*	4,800	139,872
Coventry Health Care, Inc.	7,600	316,844
HCA Holdings, Inc.	3,100	103,075
Health Management Associates, Inc., Class A*	13,700	114,943
Health Net, Inc.*	34,900	785,599
Henry Schein, Inc.*	2,100	166,467
Humana, Inc.	8,800	617,320
LifePoint Hospitals, Inc.*	2,600	111,228

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	40,550	$3,488,517
MEDNAX, Inc.*	2,600	193,570
Omnicare, Inc.	6,000	203,820
Patterson Cos., Inc.	300	10,272
Quest Diagnostics, Inc.	25,210	1,599,070
Tenet Healthcare Corp.*	20,800	130,416
UnitedHealth Group, Inc.	112,507	6,234,013
Universal Health Services, Inc., Class B	4,500	205,785
VCA Antech, Inc.*	4,600	90,758
WellPoint, Inc.	72,000	4,176,720

		21,179,320

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,200	126,786

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	1,100	117,392
Charles River Laboratories International, Inc.*	900	35,640
Covance, Inc.*	2,800	130,732
Life Technologies Corp.*	8,700	425,256
PerkinElmer, Inc.	6,000	176,820
QIAGEN N.V.*	12,600	233,226
Thermo Fisher Scientific, Inc.	49,870	2,933,852

		4,052,918

Pharmaceuticals (8.3%)
Abbott Laboratories	52,040	3,567,862
AstraZeneca plc (ADR)	66,500	3,182,690
Bristol-Myers Squibb Co.	8,337	281,374
Eli Lilly and Co.	34,900	1,654,609
Endo Health Solutions, Inc.*	2,300	72,956
Forest Laboratories, Inc.*	14,200	505,662
Hospira, Inc.*	8,800	288,816
Johnson & Johnson	357,415	24,629,468
Merck & Co., Inc.	323,136	14,573,433
Mylan, Inc.*	1,800	43,920
Novartis AG (ADR)	90,050	5,516,463
Pfizer, Inc.	1,511,436	37,559,185
Roche Holding AG	5,664	1,058,123
Roche Holding AG (ADR)	21,900	1,029,081

		93,963,642

Total Health Care		144,786,405

Industrials (9.0%)
Aerospace & Defense (2.7%)
Alliant Techsystems, Inc.	1,800	90,198
Boeing Co.	3,900	271,518
Engility Holdings, Inc.*	866	15,978
Exelis, Inc.	9,900	102,366
General Dynamics Corp.	27,100	1,791,852
Honeywell International, Inc.	202,305	12,087,724
Huntington Ingalls Industries, Inc.*	2,666	112,105
L-3 Communications Holdings, Inc.	5,200	372,892
Lockheed Martin Corp.	74,850	6,989,493
Northrop Grumman Corp.	53,140	3,530,090
Raytheon Co.	17,800	1,017,448
Spirit AeroSystems Holdings, Inc., Class A*	4,900	108,829
Textron, Inc.	14,000	366,380
Triumph Group, Inc.	1,800	112,554
United Technologies Corp.	48,760	3,817,420

		30,786,847

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	1,100	39,996
FedEx Corp.	15,800	1,336,996
United Parcel Service, Inc., Class B	38,250	2,737,553
UTi Worldwide, Inc.	5,500	74,085

		4,188,630

Airlines (0.1%)
Copa Holdings S.A., Class A	400	32,508
Delta Air Lines, Inc.*	147,000	1,346,520
Southwest Airlines Co.	33,100	290,287

		1,669,315

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	35,200	950,752
Owens Corning, Inc.*	6,500	217,490

		1,168,242

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	5,500	175,010
Cintas Corp.	3,200	132,640
Corrections Corp. of America	5,300	177,285
Covanta Holding Corp.	5,400	92,664
Iron Mountain, Inc.	500	17,055
KAR Auction Services, Inc.*	1,500	29,610
Pitney Bowes, Inc.	3,400	46,988
R.R. Donnelley & Sons Co.	9,600	101,760
Republic Services, Inc.	16,200	445,662
Tyco International Ltd.*	2,090	57,266
Tyco International Ltd.	72,490	4,078,287
Waste Connections, Inc.	6,150	186,038
Waste Management, Inc.	24,700	792,376

		6,332,641

Construction & Engineering (0.2%)
AECOM Technology Corp.*	6,000	126,960
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,000	76,180
Fluor Corp.	7,600	427,728
Jacobs Engineering Group, Inc.*	6,900	278,967
KBR, Inc.	7,900	235,578
Quanta Services, Inc.*	11,100	274,170
Shaw Group, Inc.*	3,500	152,670
URS Corp.	4,000	141,240

		1,713,493

Electrical Equipment (0.1%)
Cooper Industries plc	2,700	202,662
Emerson Electric Co.	6,200	299,274
General Cable Corp.*	2,500	73,450
GrafTech International Ltd.*	6,700	60,233
Hubbell, Inc., Class B	600	48,444
Regal-Beloit Corp.	2,100	148,008

		832,071

Industrial Conglomerates (3.1%)
3M Co.	40,760	3,767,039
Carlisle Cos., Inc.	3,000	155,760
Danaher Corp.	62,530	3,448,530
General Electric Co.	1,205,600	27,379,176

		34,750,505

Machinery (1.4%)
AGCO Corp.*	5,200	246,896
CNH Global N.V.*	1,500	58,155
Colfax Corp.*	1,800	66,006
Crane Co.	2,600	103,818
Cummins, Inc.	56,100	5,172,981
Dover Corp.	9,800	583,002

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Eaton Corp.	51,020	$2,411,205
Flowserve Corp.	300	38,322
Gardner Denver, Inc.	2,700	163,107
Harsco Corp.	4,300	88,279
IDEX Corp.	3,600	150,372
Illinois Tool Works, Inc.	1,300	77,311
Ingersoll-Rand plc	2,900	129,978
ITT Corp.	3,750	75,563
Kennametal, Inc.	4,300	159,444
Manitowoc Co., Inc.	1,600	21,344
Navistar International Corp.*	3,200	67,488
Nordson Corp.	300	17,586
Oshkosh Corp.*	4,900	134,407
PACCAR, Inc.	14,800	592,370
Parker Hannifin Corp.	14,600	1,220,268
Pentair, Inc.	5,300	235,903
Snap-on, Inc.	2,500	179,675
SPX Corp.	1,900	124,279
Stanley Black & Decker, Inc.	40,321	3,074,476
Terex Corp.*	5,900	133,222
Timken Co.	4,300	159,788
Trinity Industries, Inc.	4,200	125,874
WABCO Holdings, Inc.*	300	17,301
Xylem, Inc.	8,800	221,320

		15,849,740

Marine (0.0%)
Kirby Corp.*	800	44,224
Matson, Inc.	2,100	43,911

		88,135

Professional Services (0.1%)
Dun & Bradstreet Corp.	12,950	1,031,079
Equifax, Inc.	600	27,948
Manpower, Inc.	4,300	158,240
Nielsen Holdings N.V.*	4,829	144,773
Towers Watson & Co., Class A	3,300	175,065
Verisk Analytics, Inc., Class A*	1,100	52,371

		1,589,476

Road & Rail (0.2%)
Canadian National Railway Co.	10,670	941,414
Con-way, Inc.	1,300	35,581
CSX Corp.	17,900	371,425
Hertz Global Holdings, Inc.*	5,700	78,261
Kansas City Southern	1,300	98,514
Norfolk Southern Corp.	17,400	1,107,162
Ryder System, Inc.	2,700	105,462

		2,737,819

Trading Companies & Distributors (0.0%)
Air Lease Corp.*	3,600	73,440
GATX Corp.	2,500	106,100
MRC Global, Inc.*	400	9,836
WESCO International, Inc.*	2,300	131,560

		320,936

Total Industrials		102,027,850

Information Technology (8.0%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	24,500	144,917
Cisco Systems, Inc.	910,710	17,385,454
EchoStar Corp., Class A*	1,500	42,990
Harris Corp.	15,600	799,032
JDS Uniphase Corp.*	12,300	152,336
Juniper Networks, Inc.*	28,300	484,213
Motorola Solutions, Inc.	8,700	439,785
Palo Alto Networks, Inc.*	84	5,172
Polycom, Inc.*	9,500	93,765

		19,547,664

Computers & Peripherals (0.7%)
Dell, Inc.	118,400	1,167,424
Diebold, Inc.	3,100	104,501
Hewlett-Packard Co.	329,710	5,624,853
Lexmark International, Inc., Class A	3,800	84,550
NetApp, Inc.*	6,400	210,432
SanDisk Corp.*	13,000	564,590
Western Digital Corp.	7,400	286,602

		8,042,952

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,900	198,889
Avnet, Inc.*	7,700	223,993
AVX Corp.	2,500	23,975
Corning, Inc.	81,200	1,067,780
Dolby Laboratories, Inc., Class A*	1,100	36,025
FLIR Systems, Inc.	1,500	29,962
Ingram Micro, Inc., Class A*	8,100	123,363
Itron, Inc.*	2,100	90,615
Jabil Circuit, Inc.	8,000	149,760
Molex, Inc.	7,300	191,844
Tech Data Corp.*	2,100	95,130
Vishay Intertechnology, Inc.*	7,700	75,691

		2,307,027

Internet Software & Services (0.1%)
Akamai Technologies, Inc.*	700	26,782
AOL, Inc.*	3,775	132,993
IAC/InterActiveCorp	3,300	171,798
VeriSign, Inc.*	700	34,083
Yahoo!, Inc.*	65,200	1,041,570

		1,407,226

IT Services (1.4%)
Accenture plc, Class A	64,980	4,550,549
Amdocs Ltd.	9,000	296,910
Booz Allen Hamilton Holding Corp.	1,212	16,786
Computer Sciences Corp.	8,300	267,343
CoreLogic, Inc.*	5,700	151,221
DST Systems, Inc.	1,500	84,840
Fidelity National Information Services, Inc.	13,417	418,879
Fiserv, Inc.*	14,480	1,071,955
Genpact Ltd.	1,300	21,684
International Business Machines Corp.	20,020	4,153,149
Mastercard, Inc., Class A	2,304	1,040,210
Paychex, Inc.	1,200	39,948
SAIC, Inc.	9,800	117,992
Total System Services, Inc.	1,200	28,440
Visa, Inc., Class A	10,400	1,396,512
Western Union Co.	103,205	1,880,395

		15,536,813

Office Electronics (0.1%)
Xerox Corp.	72,094	529,170
Zebra Technologies Corp., Class A*	2,300	86,342

		615,512

Semiconductors & Semiconductor Equipment (2.4%)
Analog Devices, Inc.	14,600	572,174
Applied Materials, Inc.	589,200	6,578,418
Atmel Corp.*	21,700	114,142
Avago Technologies Ltd.	700	24,405
Broadcom Corp., Class A*	11,200	387,296
Cree, Inc.*	6,200	158,286

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cypress Semiconductor Corp.*	3,300	$35,376
Fairchild Semiconductor International, Inc.*	6,800	89,216
Freescale Semiconductor Ltd.*	100	951
Intel Corp.	288,090	6,533,881
KLA-Tencor Corp.	9,000	429,345
Lam Research Corp.*	7,312	232,412
Marvell Technology Group Ltd.	25,100	229,665
Maxim Integrated Products, Inc.	7,800	207,636
Micron Technology, Inc.*	275,500	1,648,867
NVIDIA Corp.*	33,100	441,554
ON Semiconductor Corp.*	24,300	149,931
PMC-Sierra, Inc.*	12,400	69,936
Silicon Laboratories, Inc.*	200	7,352
Skyworks Solutions, Inc.*	1,100	25,922
Teradyne, Inc.*	8,700	123,714
Texas Instruments, Inc.	334,025	9,202,389

		27,262,868

Software (1.4%)
Activision Blizzard, Inc.	22,600	254,928
Adobe Systems, Inc.*	11,300	366,798
CA, Inc.	26,700	687,926
Compuware Corp.*	11,000	109,010
Electronic Arts, Inc.*	17,000	215,730
Microsoft Corp.	320,650	9,548,957
Oracle Corp.	108,555	3,418,397
Rovi Corp.*	4,700	68,197
ServiceNow, Inc.*	177	6,846
Symantec Corp.*	36,300	653,400
Synopsys, Inc.*	7,200	237,744

		15,567,933

Total Information Technology		90,287,995

Materials (3.1%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	32,350	2,675,345
Albemarle Corp.	2,100	110,628
Ashland, Inc.	4,200	300,720
Cabot Corp.	3,400	124,338
CF Industries Holdings, Inc.	2,781	618,049
Cytec Industries, Inc.	2,500	163,800
Dow Chemical Co.	64,000	1,853,440
Eastman Chemical Co.	1,500	85,515
Huntsman Corp.	10,200	152,286
Intrepid Potash, Inc.*	1,500	32,220
Kronos Worldwide, Inc.	1,000	14,940
LyondellBasell Industries N.V., Class A	58,000	2,996,280
Monsanto Co.	73,000	6,644,460
Mosaic Co.	15,900	915,999
PPG Industries, Inc.	23,220	2,666,585
Rockwood Holdings, Inc.	2,600	121,160
RPM International, Inc.	4,300	122,722
Scotts Miracle-Gro Co., Class A	300	13,041
W.R. Grace & Co.*	300	17,724
Westlake Chemical Corp.	800	58,448

		19,687,700

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,200	99,444
Vulcan Materials Co.	6,900	326,370

		425,814

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,400	124,104
Bemis Co., Inc.	5,500	173,085
Crown Holdings, Inc.*	6,000	220,500
Greif, Inc., Class A	1,700	75,106
Owens-Illinois, Inc.*	2,200	41,272
Packaging Corp. of America	400	14,520
Rock-Tenn Co., Class A	3,400	245,412
Sealed Air Corp.	10,300	159,238
Sonoco Products Co.	5,400	167,346

		1,220,583

Metals & Mining (1.1%)
Alcoa, Inc.	57,000	504,450
Allegheny Technologies, Inc.	5,700	181,830
Barrick Gold Corp.	154,800	6,464,448
Carpenter Technology Corp.	2,200	115,104
Cliffs Natural Resources, Inc.	7,600	297,388
Commercial Metals Co.	6,200	81,840
Freeport-McMoRan Copper & Gold, Inc.	50,800	2,010,664
Molycorp, Inc.*	2,600	29,900
Newmont Mining Corp.	26,300	1,473,063
Nucor Corp.	17,000	650,420
Reliance Steel & Aluminum Co.	4,000	209,400
Southern Copper Corp.	2,200	75,592
Steel Dynamics, Inc.	9,100	102,193
Tahoe Resources, Inc.*	3,300	67,188
Titanium Metals Corp.	4,200	53,886
United States Steel Corp.	7,700	146,839
Walter Energy, Inc.	3,300	107,118

		12,571,323

Paper & Forest Products (0.1%)
Domtar Corp.	2,000	156,580
International Paper Co.	23,400	849,888
MeadWestvaco Corp.	9,200	281,520

		1,287,988

Total Materials		35,193,408

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	548,395	20,674,491
CenturyLink, Inc.	70,864	2,862,906
Frontier Communications Corp.	53,339	261,361
Level 3 Communications, Inc.*	4,140	95,096
Windstream Corp.	12,700	128,397

		24,022,251

Wireless Telecommunication Services (1.3%)
Clearwire Corp., Class A*	18,700	25,245
MetroPCS Communications, Inc.*	16,200	189,702
NII Holdings, Inc.*	9,100	71,435
Sprint Nextel Corp.*	160,500	885,960
Telephone & Data Systems, Inc.	5,026	128,716
U.S. Cellular Corp.*	700	27,391
Vodafone Group plc	1,320,487	3,747,557
Vodafone Group plc (ADR)	332,700	9,480,286

		14,556,292

Total Telecommunication Services		38,578,543

Utilities (3.2%)
Electric Utilities (1.8%)
American Electric Power Co., Inc.	45,900	2,016,846
Duke Energy Corp.	37,712	2,443,738
Edison International	49,700	2,270,793
Entergy Corp.	9,500	658,350
Exelon Corp.	45,586	1,621,950
FirstEnergy Corp.	22,370	986,517
Great Plains Energy, Inc.	55,000	1,224,300
Hawaiian Electric Industries, Inc.	5,100	134,181

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
NextEra Energy, Inc.	22,300	$1,568,359
Northeast Utilities	16,778	641,423
NV Energy, Inc.	106,000	1,909,060
OGE Energy Corp.	5,300	293,938
Pepco Holdings, Inc.	12,200	230,580
Pinnacle West Capital Corp.	5,900	311,520
PPL Corp.	44,126	1,281,860
Southern Co.	46,500	2,143,185
Westar Energy, Inc.	6,700	198,722
Xcel Energy, Inc.	26,000	720,460

		20,655,782

Gas Utilities (0.2%)
AGL Resources, Inc.	6,300	257,733
Atmos Energy Corp.	37,600	1,345,704
National Fuel Gas Co.	3,900	210,756
Questar Corp.	7,300	148,409
UGI Corp.	6,000	190,500

		2,153,102

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	34,300	376,271
Calpine Corp.*	21,600	373,680
NRG Energy, Inc.	12,100	258,819

		1,008,770

Multi-Utilities (1.0%)
Alliant Energy Corp.	5,900	256,001
Ameren Corp.	13,000	424,710
CenterPoint Energy, Inc.	33,100	705,030
CMS Energy Corp.	14,000	329,700
Consolidated Edison, Inc.	15,700	940,273
Dominion Resources, Inc.	30,600	1,619,964
DTE Energy Co.	13,400	803,196
Integrys Energy Group, Inc.	4,200	219,240
MDU Resources Group, Inc.	10,100	222,604
NiSource, Inc.	15,200	387,296
PG&E Corp.	54,735	2,335,542
Public Service Enterprise Group, Inc.	40,075	1,289,614
SCANA Corp.	6,300	304,101
Sempra Energy	12,900	831,921
TECO Energy, Inc.	11,500	204,010
Vectren Corp.	4,400	125,840
Wisconsin Energy Corp.	12,300	463,341

		11,462,383

Water Utilities (0.1%)
American Water Works Co., Inc.	9,400	348,364
Aqua America, Inc.	6,600	163,416

		511,780

Total Utilities		35,791,817

Total Common Stocks (86.5%) (Cost $795,629,037)		977,657,854

CONVERTIBLE PREFERRED STOCKS:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%*	5,230	293,403

Total Industrials		293,403

Utilities (0.1%)
Electric Utilities (0.1%)
PPL Corp. 9.500%	7,500	401,625

Total Utilities		401,625

Total Convertible Preferred Stock (0.1%) (Cost $637,641)		695,028

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Internet & Catalog Retail (0.0%)
Liberty Ventures, expiring 10/10/12*	426	5,768

Total Consumer Discretionary		5,768

Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	300	846

Total Health Care		846

Total Rights (0.0%) (Cost $1,590)		6,614

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.9%)
U.S. Treasury Bills
0.08%, 11/1/12#(p)	$22,008,300	22,006,812

Total Short-Term Investments (1.9%) (Cost $22,005,836)		22,006,812

Total Investments Before Securities Sold Short (88.5%) (Cost $818,274,104)		1,000,366,308

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Industrials (0.0%)
Commercial Services & Supplies (0.0%)
ADT Corp.*	(18,290)	(658,440)

Total Securities Sold Short (0.0%) (Proceeds Received $650,224)		(658,440)

Total Investments after Securities Sold Short (88.5%) (Cost $817,623,880)		999,707,868
Other Assets Less Liabilities (11.5%)		130,292,130

Net Assets (100%)		$1,129,999,998

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,006,812.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,762	December-12	$127,787,359	$126,353,020	$(1,434,339)
S&P MidCap 400 E-Mini Index	232	December-12	23,506,597	22,886,800	(619,797)

					$(2,054,136)

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$112,335,835	$—	$—	$112,335,835
Consumer Staples	69,018,997	7,761,910	—	76,780,907
Energy	132,301,186	—	—	132,301,186
Financials	209,573,908	—	—	209,573,908
Health Care	143,728,282	1,058,123	—	144,786,405
Industrials	102,027,850	—	—	102,027,850
Information Technology	90,287,995	—	—	90,287,995
Materials	35,193,408	—	—	35,193,408
Telecommunication Services	34,830,986	3,747,557	—	38,578,543
Utilities	35,791,817	—	—	35,791,817
Convertible Preferred Stocks
Industrials	293,403	—	—	293,403
Utilities	401,625	—	—	401,625
Rights
Consumer Discretionary	5,768	—	—	5,768
Health Care	846	—	—	846
Short-Term Investments	—	22,006,812	—	22,006,812

Total Assets	$965,791,906	$34,574,402	$—	$1,000,366,308

Liabilities:
Common Stocks
Industrials	$(658,440)	$—	$—	$(658,440)
Futures	(2,054,136)	—	—	(2,054,136)

Total Liabilities	$(2,712,576)	$—	$—	$(2,712,576)

Total	$963,079,330	$34,574,402	$—	$997,653,732

(a)	A Security with a market value of $401,625 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,526	127
Purchases	—	—
Sales	(1,526)	(127)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$221,867,053
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$292,817,856

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,424,579
Aggregate gross unrealized depreciation	(33,658,609)

Net unrealized appreciation	$162,765,970

Federal income tax cost of investments	$837,600,338

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.8%)
Allison Transmission Holdings, Inc.	34,706	$698,285
Cooper Tire & Rubber Co.	5,716	109,633
Dana Holding Corp.	1,649	20,283
Dorman Products, Inc.*	2,612	82,304
Drew Industries, Inc.*	970	29,304
Fuel Systems Solutions, Inc.*	333	5,724
Gentex Corp.	15,335	260,848
Gentherm, Inc.*	3,147	39,149
Goodyear Tire & Rubber Co.*	26,043	317,464
Tenneco, Inc.*	69,274	1,939,672
Tower International, Inc.*	670	5,166
Visteon Corp.*	310	13,782

		3,521,614

Automobiles (0.1%)
Tesla Motors, Inc.*	6,988	204,608
Thor Industries, Inc.	328	11,913
Winnebago Industries, Inc.*	895	11,304

		227,825

Distributors (0.5%)
Core-Mark Holding Co., Inc.	206	9,911
LKQ Corp.*	99,117	1,833,664
Pool Corp.	5,048	209,896

		2,053,471

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	1,924	70,091
Apollo Group, Inc., Class A*	10,201	296,339
Bridgepoint Education, Inc.*	1,863	18,910
Capella Education Co.*	1,438	50,416
Coinstar, Inc.*	25,645	1,153,512
Collectors Universe	569	7,983
Grand Canyon Education, Inc.*	59,264	1,394,482
Hillenbrand, Inc.	5,890	107,139
ITT Educational Services, Inc.*	2,578	83,089
K12, Inc.*	2,852	57,610
Mac-Gray Corp.	177	2,374
Matthews International Corp., Class A	1,421	42,374
National American University Holdings, Inc.	364	1,820
Sotheby’s, Inc.	2,547	80,231
Steiner Leisure Ltd.*	1,627	75,737
Strayer Education, Inc.	1,267	81,531
Universal Technical Institute, Inc.	1,520	20,824
Weight Watchers International, Inc.	2,842	150,058

		3,694,520

Hotels, Restaurants & Leisure (3.2%)
AFC Enterprises, Inc.*	2,603	64,034
Ameristar Casinos, Inc.	3,088	54,966
Bally Technologies, Inc.*	4,582	226,305
Biglari Holdings, Inc.*	12	4,381
BJ’s Restaurants, Inc.*	15,907	721,383
Bloomin' Brands, Inc.*	1,337	21,994
Bob Evans Farms, Inc.	424	16,591
Boyd Gaming Corp.*	464	3,276
Bravo Brio Restaurant Group, Inc.*	2,079	30,249
Brinker International, Inc.	8,018	283,035
Buffalo Wild Wings, Inc.*	26,153	2,242,358
Burger King Worldwide, Inc.*	79,075	1,102,306
Caesars Entertainment Corp.*	3,531	24,011
Caribou Coffee Co., Inc.*	2,254	30,947
Carrols Restaurant Group, Inc.*	1,093	6,296
CEC Entertainment, Inc.	1,952	58,794
Cheesecake Factory, Inc.	31,639	1,131,094
Choice Hotels International, Inc.	253	8,094
Churchill Downs, Inc.	460	28,851
Chuy’s Holdings, Inc.*	494	12,113
Cracker Barrel Old Country Store, Inc.	2,058	138,112
Del Frisco’s Restaurant Group, Inc.*	394	5,871
Denny’s Corp.*	8,057	39,076
DineEquity, Inc.*	1,635	91,560
Domino’s Pizza, Inc.	6,187	233,250
Dunkin’ Brands Group, Inc.	7,580	221,298
Einstein Noah Restaurant Group, Inc.	625	11,056
Fiesta Restaurant Group, Inc.*	1,557	24,710
Gaylord Entertainment Co. (REIT)*	2,005	79,258
Ignite Restaurant Group, Inc.*	704	9,814
Interval Leisure Group, Inc.	4,148	78,522
Jack in the Box, Inc.*	36,708	1,031,862
Jamba, Inc.*	7,041	15,701
Life Time Fitness, Inc.*	21,904	1,001,889
Morgans Hotel Group Co.*	1,019	6,542
MTR Gaming Group, Inc.*	2,434	10,247
Multimedia Games Holding Co., Inc.*	2,939	46,231
Nathan’s Famous, Inc.*	276	8,680
Orient-Express Hotels Ltd., Class A*	93,030	827,967
Panera Bread Co., Class A*	11,810	2,018,211
Papa John’s International, Inc.*	1,918	102,440
Peet’s Coffee & Tea, Inc.*	25,216	1,849,341
Penn National Gaming, Inc.*	568	24,481
Pinnacle Entertainment, Inc.*	393	4,814
Premier Exhibitions, Inc.*	2,718	6,442
Red Robin Gourmet Burgers, Inc.*	705	22,955
Ruth’s Hospitality Group, Inc.*	3,774	24,040
Scientific Games Corp., Class A*	817	6,757
Shuffle Master, Inc.*	5,882	92,994
Six Flags Entertainment Corp.	4,224	248,371
Sonic Corp.*	5,229	53,702
Texas Roadhouse, Inc.	6,669	114,040
Town Sports International Holdings, Inc.*	2,482	30,702
Vail Resorts, Inc.	1,359	78,346

		14,630,360

Household Durables (0.7%)
American Greetings Corp., Class A	252	4,234
Blyth, Inc.	1,113	28,927
Cavco Industries, Inc.*	662	30,379
D.R. Horton, Inc.	2,186	45,119
Ethan Allen Interiors, Inc.	2,240	49,101
iRobot Corp.*	2,931	66,710
Jarden Corp.	9,418	497,647
La-Z-Boy, Inc.*	1,648	24,110
Lennar Corp., Class A	12,630	439,145
Libbey, Inc.*	2,196	34,653
Meritage Homes Corp.*	790	30,044
NVR, Inc.*	482	407,049
PulteGroup, Inc.*	21,990	340,845
Ryland Group, Inc.	2,697	80,910
Skullcandy, Inc.*	1,732	23,815
Standard Pacific Corp.*	6,200	41,912
Tempur-Pedic International, Inc.*	6,308	188,546
Tupperware Brands Corp.	5,953	319,021
Whirlpool Corp.	7,650	634,261
Zagg, Inc.*	2,730	23,287

		3,309,715

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (1.2%)
Blue Nile, Inc.*	17,911	$664,319
CafePress, Inc.*	487	4,437
Geeknet, Inc.*	455	8,804
HomeAway, Inc.*	56,396	1,322,486
HSN, Inc.	4,035	197,917
Kayak Software Corp.*	16,647	588,139
Netflix, Inc.*	5,910	321,740
Nutrisystem, Inc.	3,025	31,853
Orbitz Worldwide, Inc.*	2,482	6,329
Overstock.com, Inc.*	1,220	12,639
PetMed Express, Inc.	2,098	21,064
Shutterfly, Inc.*	62,635	1,949,201
U.S. Auto Parts Network, Inc.*	1,660	5,744
Vitacost.com, Inc.*	2,359	15,994

		5,150,666

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	1,358	56,303
Brunswick Corp.	24,929	564,143
LeapFrog Enterprises, Inc.*	5,412	48,816
Marine Products Corp.	464	2,765
Polaris Industries, Inc.	6,897	557,760
Smith & Wesson Holding Corp.*	6,947	76,487
Sturm Ruger & Co., Inc.	2,052	101,554

		1,407,828

Media (1.4%)
AMC Networks, Inc., Class A*	20,782	904,433
Arbitron, Inc.	2,828	107,181
Belo Corp., Class A	3,692	28,908
Cablevision Systems Corp. - New York Group, Class A	2,380	37,723
Carmike Cinemas, Inc.*	615	6,919
Cinemark Holdings, Inc.	12,212	273,915
Clear Channel Outdoor Holdings, Inc., Class A*	2,647	15,829
Crown Media Holdings, Inc., Class A*	1,013	1,692
DreamWorks Animation SKG, Inc., Class A*	29,300	563,439
Global Sources Ltd.*	333	2,184
Interpublic Group of Cos., Inc.	2,868	31,892
John Wiley & Sons, Inc., Class A	2,174	99,895
Lamar Advertising Co., Class A*	7,078	262,311
Lions Gate Entertainment Corp.*	9,065	138,423
Madison Square Garden Co., Class A*	374	15,061
MDC Partners, Inc., Class A	1,050	12,957
Morningstar, Inc.	2,559	160,296
National CineMedia, Inc.	65,836	1,077,735
Nexstar Broadcasting Group, Inc., Class A*	239	2,538
Outdoor Channel Holdings, Inc.	473	3,443
Pandora Media, Inc.*	148,159	1,622,341
ReachLocal, Inc.*	1,037	13,004
Regal Entertainment Group, Class A	3,161	44,475
Rentrak Corp.*	605	10,243
Sinclair Broadcast Group, Inc., Class A	369	4,137
Sirius XM Radio, Inc.*	331,020	860,652
Valassis Communications, Inc.*	2,561	63,231
Value Line, Inc.	101	986
World Wrestling Entertainment, Inc., Class A	2,538	20,431

		6,386,274

Multiline Retail (0.2%)
Big Lots, Inc.*	6,340	187,537
Dollar Tree, Inc.*	17,400	839,985
Gordmans Stores, Inc.*	901	16,624

		1,044,146

Specialty Retail (5.4%)
Aaron’s, Inc.	6,171	171,616
Aeropostale, Inc.*	8,686	117,522
American Eagle Outfitters, Inc.	16,200	341,496
America’s Car-Mart, Inc.*	855	38,877
ANN, Inc.*	5,184	195,592
Asbury Automotive Group, Inc.*	2,640	73,788
Ascena Retail Group, Inc.*	13,076	280,480
AutoNation, Inc.*	1,994	87,078
Barnes & Noble, Inc.*	263	3,361
bebe stores, Inc.	402	1,930
Body Central Corp.*	1,738	18,162
Buckle, Inc.	2,966	134,745
Cabela’s, Inc.*	4,499	246,005
CarMax, Inc.*	42,873	1,213,306
Cato Corp., Class A	2,927	86,961
Chico’s FAS, Inc.	12,525	226,828
Children’s Place Retail Stores, Inc.*	12,188	731,280
Citi Trends, Inc.*	41,425	520,091
Collective Brands, Inc.*	6,506	141,245
Conn’s, Inc.*	109	2,403
Destination Maternity Corp.	638	11,931
Dick’s Sporting Goods, Inc.	37,456	1,942,094
DSW, Inc., Class A	14,225	949,092
Express, Inc.*	9,559	141,664
Finish Line, Inc., Class A	2,064	46,935
Five Below, Inc.*	8,849	345,819
Foot Locker, Inc.	3,345	118,747
Francesca’s Holdings Corp.*	58,770	1,806,002
Genesco, Inc.*	2,615	174,499
GNC Holdings, Inc., Class A	29,427	1,146,770
Guess?, Inc.	25,000	635,500
hhgregg, Inc.*	115	793
Hibbett Sports, Inc.*	11,301	671,844
Hot Topic, Inc.	4,509	39,228
Jos. A. Bank Clothiers, Inc.*	2,737	132,690
Lumber Liquidators Holdings, Inc.*	25,473	1,290,972
Mattress Firm Holding Corp.*	27,276	767,819
Men’s Wearhouse, Inc.	1,137	39,147
Monro Muffler Brake, Inc.	3,304	116,268
New York & Co., Inc.*	1,822	6,833
Penske Automotive Group, Inc.	1,179	35,476
Pier 1 Imports, Inc.	10,336	193,697
Ross Stores, Inc.	11,210	724,166
rue21, Inc.*	1,650	51,398
Sally Beauty Holdings, Inc.*	15,464	387,992
Select Comfort Corp.*	46,087	1,454,045
Systemax, Inc.*	79	933
Teavana Holdings, Inc.*	943	12,297
Tilly’s, Inc., Class A*	15,981	292,932
Tractor Supply Co.	8,475	838,093
Ulta Salon Cosmetics & Fragrance, Inc.	21,394	2,060,349
Urban Outfitters, Inc.*	33,124	1,244,137
Vitamin Shoppe, Inc.*	33,826	1,972,732
Williams-Sonoma, Inc.	5,301	233,085
Winmark Corp.	230	12,438
Zumiez, Inc.*	2,342	64,944

		24,596,127

Textiles, Apparel & Luxury Goods (2.3%)
Carter’s, Inc.*	5,152	277,384

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Cherokee, Inc.	756	$11,007
Coach, Inc.	13,420	751,788
Crocs, Inc.*	9,615	155,859
Deckers Outdoor Corp.*	2,559	93,762
Fifth & Pacific Cos., Inc.*	620	7,924
Fossil, Inc.*	5,817	492,700
G-III Apparel Group Ltd.*	231	8,293
Hanesbrands, Inc.*	50,927	1,623,553
Iconix Brand Group, Inc.*	48,200	879,168
Maidenform Brands, Inc.*	1,798	36,823
Movado Group, Inc.	145	4,889
Oxford Industries, Inc.	1,501	84,731
PVH Corp.	14,928	1,399,052
R.G. Barry Corp.	837	12,337
Samsonite International S.A.	501,900	963,145
Steven Madden Ltd.*	4,197	183,493
True Religion Apparel, Inc.	2,756	58,785
Tumi Holdings, Inc.*	30,588	720,042
Under Armour, Inc., Class A*	17,778	992,546
Vera Bradley, Inc.*	2,151	51,301
Warnaco Group, Inc.*	3,845	199,556
Wolverine World Wide, Inc.	28,400	1,260,108

		10,268,246

Total Consumer Discretionary		76,290,792

Consumer Staples (1.8%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	11,224	1,256,751
Coca-Cola Bottling Co. Consolidated	493	33,574
Craft Brew Alliance, Inc.*	340	2,669
National Beverage Corp.*	1,232	18,677

		1,311,671

Food & Staples Retailing (0.3%)
Arden Group, Inc., Class A	74	7,179
Casey’s General Stores, Inc.	14,151	808,588
Chefs’ Warehouse, Inc.*	1,173	19,214
Fresh Market, Inc.*	2,925	175,441
Harris Teeter Supermarkets, Inc.	657	25,518
Natural Grocers by Vitamin Cottage, Inc.*	240	5,357
Pantry, Inc.*	176	2,561
Pricesmart, Inc.	1,943	147,124
Rite Aid Corp.*	6,305	7,377
Roundy’s, Inc.	2,148	12,995
SUPERVALU, Inc.	17,179	41,401
Susser Holdings Corp.*	522	18,881
United Natural Foods, Inc.*	5,217	304,934

		1,576,570

Food Products (0.9%)
Alico, Inc.	184	5,746
Annie’s, Inc.*	373	16,725
B&G Foods, Inc.	5,172	156,763
Calavo Growers, Inc.	1,298	32,450
Cal-Maine Foods, Inc.	1,327	59,635
Darling International, Inc.*	3,831	70,069
Dean Foods Co.*	16,915	276,560
Flowers Foods, Inc.	11,969	241,534
Green Mountain Coffee Roasters, Inc.*	12,394	294,358
Hain Celestial Group, Inc.*	14,320	902,160
Ingredion, Inc.	1,749	96,475
Inventure Foods, Inc.*	1,401	7,972
J&J Snack Foods Corp.	1,581	90,639
Lancaster Colony Corp.	1,969	144,229
Lifeway Foods, Inc.	425	4,038
Limoneira Co.	896	16,513
Pilgrim’s Pride Corp.*	5,213	26,639
Post Holdings, Inc.*	2,076	62,405
Sanderson Farms, Inc.	2,452	108,795
Snyders-Lance, Inc.	4,189	104,725
Tootsie Roll Industries, Inc.	2,361	63,700
TreeHouse Foods, Inc.*	20,384	1,070,160

		3,852,290

Household Products (0.0%)
Central Garden & Pet Co., Class A*	618	7,465
Orchids Paper Products Co.	298	5,376
Spectrum Brands Holdings, Inc.	2,048	81,941
WD-40 Co.	1,696	89,277

		184,059

Personal Products (0.3%)
Elizabeth Arden, Inc.*	2,300	108,652
Female Health Co.	2,142	15,315
Herbalife Ltd.	12,438	589,561
Inter Parfums, Inc.	1,268	23,205
Medifast, Inc.*	1,453	37,996
Nature’s Sunshine Products, Inc.	759	12,402
Nu Skin Enterprises, Inc., Class A	5,686	220,788
Prestige Brands Holdings, Inc.*	3,547	60,157
Schiff Nutrition International, Inc.*	1,437	34,761
Synutra International, Inc.*	1,740	8,039
USANA Health Sciences, Inc.*	628	29,183

		1,140,059

Tobacco (0.0%)
Star Scientific, Inc.*	15,610	54,011
Vector Group Ltd.	4,445	73,742

		127,753

Total Consumer Staples		8,192,402

Energy (4.5%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	1,913	86,946
C&J Energy Services, Inc.*	33,960	675,804
CARBO Ceramics, Inc.	2,108	132,635
Dresser-Rand Group, Inc.*	8,073	444,903
Dril-Quip, Inc.*	8,686	624,350
Ensco plc, Class A	13,560	739,834
Forum Energy Technologies, Inc.*	2,363	57,468
Global Geophysical Services, Inc.*	2,156	11,880
Gulfmark Offshore, Inc., Class A*	620	20,485
Heckmann Corp.*	1,008	4,234
Helmerich & Payne, Inc.	2,369	112,788
ION Geophysical Corp.*	14,122	98,007
Key Energy Services, Inc.*	96,700	676,900
Lufkin Industries, Inc.	3,590	193,214
Matrix Service Co.*	569	6,014
Mitcham Industries, Inc.*	870	13,859
Oceaneering International, Inc.	28,746	1,588,216
Oil States International, Inc.*	18,299	1,454,039
OYO Geospace Corp.*	681	83,361
PHI, Inc. (Non-Voting)*	111	3,492
Pioneer Energy Services Corp.*	90,692	706,491
RigNet, Inc.*	1,290	23,865
RPC, Inc.	5,766	68,558
SEACOR Holdings, Inc.*	1,007	83,943
Superior Energy Services, Inc.*	35,722	733,015
TGC Industries, Inc.*	1,565	11,268
Trican Well Service Ltd.	70,350	915,244
Willbros Group, Inc.*	1,069	5,740

		9,576,553

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	8,822	$20,291
Alon USA Energy, Inc.	791	10,837
Apco Oil and Gas International, Inc.	926	14,899
Approach Resources, Inc.*	3,505	105,606
Berry Petroleum Co., Class A	5,559	225,862
Bonanza Creek Energy, Inc.*	171	4,029
BPZ Resources, Inc.*	3,511	10,041
Cabot Oil & Gas Corp.	21,580	968,942
Carrizo Oil & Gas, Inc.*	3,649	91,262
Ceres, Inc.*	627	3,561
Cheniere Energy, Inc.*	14,977	232,892
Clayton Williams Energy, Inc.*	64	3,321
Clean Energy Fuels Corp.*	7,065	93,046
Cobalt International Energy, Inc.*	18,020	401,305
Contango Oil & Gas Co.*	1,231	60,491
CREDO Petroleum Corp.*	459	6,651
Crosstex Energy, Inc.	3,997	56,078
CVR Energy, Inc.*	1,212	44,541
Endeavour International Corp.*	4,636	44,830
Energy XXI Bermuda Ltd.	6,095	213,020
Evolution Petroleum Corp.*	1,653	13,356
FX Energy, Inc.*	5,656	42,194
GasLog Ltd.*	1,005	11,638
Gevo, Inc.*	3,093	6,588
Golar LNG Ltd.	4,616	178,131
Goodrich Petroleum Corp.*	2,783	35,177
Gulfport Energy Corp.*	2,010	62,833
Halcon Resources Corp.*	10,435	76,489
Harvest Natural Resources, Inc.*	222	1,980
Isramco, Inc.*	109	12,644
KiOR, Inc., Class A*	2,816	26,189
Kodiak Oil & Gas Corp.*	28,043	262,482
Kosmos Energy Ltd.*	7,517	85,619
Laredo Petroleum Holdings, Inc.*	24,432	537,015
Magnum Hunter Resources Corp.*	5,569	24,726
Matador Resources Co.*	15,315	159,123
Midstates Petroleum Co., Inc.*	1,162	10,051
Northern Oil and Gas, Inc.*	6,783	115,243
Oasis Petroleum, Inc.*	35,372	1,042,413
Panhandle Oil and Gas, Inc., Class A	764	23,432
PDC Energy, Inc.*	21,800	689,534
Pioneer Natural Resources Co.	5,140	536,616
Renewable Energy Group, Inc.*	136	904
Rentech, Inc.*	16,528	40,659
REX American Resources Corp.*	106	1,909
Rosetta Resources, Inc.*	5,621	269,246
Sanchez Energy Corp.*	40,432	826,026
Saratoga Resources, Inc.*	2,243	12,292
SM Energy Co.	18,537	1,003,037
Solazyme, Inc.*	3,492	40,088
Southwestern Energy Co.*	26,910	935,930
Targa Resources Corp.	3,096	155,853
Uranerz Energy Corp.*	6,726	10,963
Uranium Energy Corp.*	4,358	11,374
VAALCO Energy, Inc.*	6,181	52,848
Venoco, Inc.*	3,135	37,244
W&T Offshore, Inc.	279	5,240
Warren Resources, Inc.*	1,249	3,797
Western Refining, Inc.	3,626	94,929
Whiting Petroleum Corp.*	14,570	690,327
World Fuel Services Corp.	2,463	87,707
ZaZa Energy Corp.*	1,230	3,653

		10,849,004

Total Energy		20,425,557

Financials (6.6%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	19,492	2,397,516
BGC Partners, Inc., Class A	10,538	51,636
Cohen & Steers, Inc.	1,976	58,529
Diamond Hill Investment Group, Inc.	285	21,854
Duff & Phelps Corp., Class A	857	11,664
Eaton Vance Corp.	12,301	356,237
Epoch Holding Corp.	1,713	39,570
Evercore Partners, Inc., Class A	35,890	969,030
Federated Investors, Inc., Class B	8,110	167,796
Financial Engines, Inc.*	4,945	117,839
GAMCO Investors, Inc., Class A	691	34,377
Greenhill & Co., Inc.	3,107	160,787
HFF, Inc., Class A*	2,961	44,119
ICG Group, Inc.*	292	2,967
Invesco Ltd.	33,190	829,418
Ladenburg Thalmann Financial Services, Inc.*	11,055	14,593
Lazard Ltd., Class A	42,428	1,240,171
LPL Financial Holdings, Inc.	4,659	132,968
Main Street Capital Corp.	212	6,256
Manning & Napier, Inc.	33,000	402,270
Pzena Investment Management, Inc., Class A	802	4,179
SEI Investments Co.	14,618	313,556
Stifel Financial Corp.*	40,855	1,372,728
Virtus Investment Partners, Inc.*	2,136	183,696
Waddell & Reed Financial, Inc., Class A	9,194	301,287
Westwood Holdings Group, Inc.	706	27,541
WisdomTree Investments, Inc.*	6,272	42,022

		9,304,606

Commercial Banks (1.4%)
Arrow Financial Corp.	53	1,325
Bank of the Ozarks, Inc.	2,290	78,936
Bridge Capital Holdings*	287	4,437
Eagle Bancorp, Inc.*	127	2,124
FNB United Corp.*	791	9,397
Hancock Holding Co.	18,800	581,860
IBERIABANK Corp.	20,576	942,381
Investors Bancorp, Inc.*	795	14,501
M&T Bank Corp.	8,240	784,118
MB Financial, Inc.	39,500	780,125
Pacific Capital Bancorp*	6	275
Penns Woods Bancorp, Inc.	52	2,305
Signature Bank/New York*	30,279	2,031,115
SVB Financial Group*	11,780	712,219
TCF Financial Corp.	18,907	225,750
Texas Capital Bancshares, Inc.*	3,693	183,579
Westamerica Bancorp	1,643	77,303

		6,431,750

Consumer Finance (0.2%)
Cash America International, Inc.	1,284	49,524
Credit Acceptance Corp.*	835	71,401
DFC Global Corp.*	3,719	63,781
EZCORP, Inc., Class A*	3,491	80,049
First Cash Financial Services, Inc.*	3,056	140,607
Green Dot Corp., Class A*	2,588	31,651
Netspend Holdings, Inc.*	40,581	398,911
Regional Management Corp.*	558	9,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
World Acceptance Corp.*	1,099	$74,127

		919,676

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,082	237,773
MarketAxess Holdings, Inc.	3,907	123,461
MicroFinancial, Inc.	375	3,431
MSCI, Inc.*	12,948	463,409
NYSE Euronext	37,800	931,770

		1,759,844

Insurance (0.4%)
Allied World Assurance Co. Holdings AG	1,989	153,650
American Safety Insurance Holdings Ltd.*	113	2,112
Amtrust Financial Services, Inc.	457	11,696
Aon plc	14,180	741,472
Arch Capital Group Ltd.*	1,630	67,938
Arthur J. Gallagher & Co.	12,640	452,765
Brown & Brown, Inc.	1,078	28,103
Donegal Group, Inc., Class A	142	1,994
eHealth, Inc.*	2,042	38,328
Endurance Specialty Holdings Ltd.	489	18,826
Erie Indemnity Co., Class A	2,750	176,742
First American Financial Corp.	1,061	22,992
Flagstone Reinsurance Holdings S.A.	304	2,611
Greenlight Capital Reinsurance Ltd., Class A*	844	20,889
Hallmark Financial Services*	161	1,311
Hanover Insurance Group, Inc.	2,200	81,972
Homeowners Choice, Inc.	177	4,160
Meadowbrook Insurance Group, Inc.	428	3,291
Montpelier Reinsurance Holdings Ltd.	704	15,580
Navigators Group, Inc.*	452	22,250
State Auto Financial Corp.	315	5,163
Tower Group, Inc.	2,017	39,110
Universal Insurance Holdings, Inc.	551	2,121
Validus Holdings Ltd.	1,468	49,780

		1,964,856

Real Estate Investment Trusts (REITs) (1.6%)
Acadia Realty Trust (REIT)	4,806	119,285
Alexander’s, Inc. (REIT)	225	96,185
American Campus Communities, Inc. (REIT)	970	42,564
Apartment Investment & Management Co. (REIT), Class A	10,929	284,045
Apollo Residential Mortgage, Inc. (REIT)	247	5,444
Associated Estates Realty Corp. (REIT)	2,340	35,474
BRE Properties, Inc. (REIT)	2,343	109,863
Camden Property Trust (REIT)	6,449	415,896
Coresite Realty Corp. (REIT)	1,096	29,526
DuPont Fabros Technology, Inc. (REIT)	3,114	78,629
EastGroup Properties, Inc. (REIT)	2,801	149,013
Equity Lifestyle Properties, Inc. (REIT)	3,658	249,183
Essex Property Trust, Inc. (REIT)	3,767	558,420
Extra Space Storage, Inc. (REIT)	6,904	229,558
Federal Realty Investment Trust (REIT)	5,350	563,355
FelCor Lodging Trust, Inc. (REIT)*	7,988	37,863
Glimcher Realty Trust (REIT)	13,492	142,610
Gyrodyne Co. of America, Inc. (REIT)*	123	13,361
Highwoods Properties, Inc. (REIT)	6,384	208,246
Home Properties, Inc. (REIT)	2,772	169,840
Host Hotels & Resorts, Inc. (REIT)	55,383	888,897
Inland Real Estate Corp. (REIT)	3,759	31,012
Kilroy Realty Corp. (REIT)	588	26,331
LTC Properties, Inc. (REIT)	614	19,556
Mid-America Apartment Communities, Inc. (REIT)	4,118	268,947
Monmouth Real Estate Investment Corp. (REIT), Class A	1,992	22,290
National Health Investors, Inc. (REIT)	2,598	133,641
Omega Healthcare Investors, Inc. (REIT)	11,128	252,939
Post Properties, Inc. (REIT)	2,358	113,090
Potlatch Corp. (REIT)	2,738	102,319
PS Business Parks, Inc. (REIT)	1,645	109,919
Rayonier, Inc. (REIT)	10,352	507,352
Regency Centers Corp. (REIT)	5,792	282,244
Saul Centers, Inc. (REIT)	821	36,452
Sovran Self Storage, Inc. (REIT)	2,813	162,732
Strategic Hotels & Resorts, Inc. (REIT)*	16,479	99,039
Sun Communities, Inc. (REIT)	3,082	135,978
Tanger Factory Outlet Centers (REIT)	9,933	321,134
Taubman Centers, Inc. (REIT)	1,953	149,854
UMH Properties, Inc. (REIT)	301	3,603
Universal Health Realty Income Trust (REIT)	788	36,232
Urstadt Biddle Properties, Inc. (REIT), Class A	1,864	37,709
Washington Real Estate Investment Trust (REIT)	2,279	61,123

		7,340,753

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	316	9,332
St. Joe Co.*	824	16,068
Tejon Ranch Co.*	1,418	42,597
Zillow, Inc., Class A*	20,430	861,737

		929,734

Thrifts & Mortgage Finance (0.3%)
Beneficial Mutual Bancorp, Inc.*	448	4,283
BofI Holding, Inc.*	49	1,276
Clifton Savings Bancorp, Inc.	196	2,156
First Federal Bancshares of Arkansas, Inc.*	202	1,974
Heritage Financial Group, Inc.	156	2,050
Meridian Interstate Bancorp, Inc.*	52	858
Nationstar Mortgage Holdings, Inc.*	28,609	949,247
Northwest Bancshares, Inc.	18,360	224,543
Ocwen Financial Corp.*	650	17,816
Oritani Financial Corp.	1,706	25,675
People’s United Financial, Inc.	8,257	100,240
Tree.com, Inc.*	391	6,127

		1,336,245

Total Financials		29,987,464

Health Care (13.4%)
Biotechnology (2.9%)
Achillion Pharmaceuticals, Inc.*	38,053	396,132
Acorda Therapeutics, Inc.*	4,279	109,585
Aegerion Pharmaceuticals, Inc.*	17,868	264,804

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Affymax, Inc.*	3,868	$81,460
Agenus, Inc.*	1,498	6,906
Alkermes plc*	13,077	271,348
Alnylam Pharmaceuticals, Inc.*	4,954	93,086
AMAG Pharmaceuticals, Inc.*	1,806	32,038
Amarin Corp. plc (ADR)*	57,943	730,082
Amicus Therapeutics, Inc.*	3,228	16,786
Anacor Pharmaceuticals, Inc.*	1,519	9,995
Arena Pharmaceuticals, Inc.*	61,313	510,124
ARIAD Pharmaceuticals, Inc.*	41,202	998,118
ArQule, Inc.*	6,232	31,845
Array BioPharma, Inc.*	9,523	55,805
AVEO Pharmaceuticals, Inc.*	3,833	39,902
BioCryst Pharmaceuticals, Inc.*	5,271	22,349
BioMarin Pharmaceutical, Inc.*	13,022	524,396
Biospecifics Technologies Corp.*	530	10,293
Biotime, Inc.*	3,269	13,730
Celldex Therapeutics, Inc.*	6,285	39,595
Cepheid, Inc.*	11,323	390,757
ChemoCentryx, Inc.*	580	6,745
Clovis Oncology, Inc.*	1,459	29,837
Coronado Biosciences, Inc.*	1,752	9,110
Cubist Pharmaceuticals, Inc.*	15,235	726,405
Curis, Inc.*	6,548	27,109
Cytori Therapeutics, Inc.*	4,638	20,454
Dendreon Corp.*	16,455	79,478
Discovery Laboratories, Inc.*	4,607	15,111
Durata Therapeutics, Inc.*	634	5,960
DUSA Pharmaceuticals, Inc.*	2,384	16,187
Dyax Corp.*	10,565	27,469
Dynavax Technologies Corp.*	16,484	78,464
Emergent Biosolutions, Inc.*	573	8,142
Exact Sciences Corp.*	6,749	74,306
Exelixis, Inc.*	19,363	93,330
Genomic Health, Inc.*	1,699	58,938
GTx, Inc.*	2,428	11,120
Halozyme Therapeutics, Inc.*	9,599	72,568
Hyperion Therapeutics, Inc.*	232	2,466
Idenix Pharmaceuticals, Inc.*	8,454	38,635
ImmunoCellular Therapeutics Ltd.*	4,264	11,982
Immunogen, Inc.*	6,943	101,368
Immunomedics, Inc.*	7,053	24,756
Incyte Corp.*	10,284	185,626
Infinity Pharmaceuticals, Inc.*	2,559	60,264
InterMune, Inc.*	40,311	361,590
Ironwood Pharmaceuticals, Inc.*	8,022	102,521
Isis Pharmaceuticals, Inc.*	10,708	150,662
Keryx Biopharmaceuticals, Inc.*	7,489	21,119
Lexicon Pharmaceuticals, Inc.*	9,162	21,256
Ligand Pharmaceuticals, Inc., Class B*	1,807	30,990
MannKind Corp.*	12,053	34,713
Medivation, Inc.*	7,732	435,776
Merrimack Pharmaceuticals, Inc.*	1,615	15,149
Momenta Pharmaceuticals, Inc.*	1,943	28,309
Myriad Genetics, Inc.*	9,066	244,691
Neurocrine Biosciences, Inc.*	7,081	56,506
NewLink Genetics Corp.*	1,354	21,975
Novavax, Inc.*	12,420	26,827
NPS Pharmaceuticals, Inc.*	6,148	56,869
OncoGenex Pharmaceutical, Inc.*	1,577	22,346
Oncothyreon, Inc.*	6,125	31,482
Onyx Pharmaceuticals, Inc.*	23,610	1,995,045
Opko Health, Inc.*	11,420	47,736
Orexigen Therapeutics, Inc.*	6,479	36,995
Osiris Therapeutics, Inc.*	1,737	19,194
PDL BioPharma, Inc.	12,878	99,032
Pharmacyclics, Inc.*	17,395	1,121,977
Progenics Pharmaceuticals, Inc.*	3,239	9,296
Raptor Pharmaceutical Corp.*	5,219	29,018
Regeneron Pharmaceuticals, Inc.*	3,060	467,140
Repligen Corp.*	2,971	17,707
Rigel Pharmaceuticals, Inc.*	6,242	63,980
Sangamo BioSciences, Inc.*	5,659	34,407
Seattle Genetics, Inc.*	10,111	272,491
SIGA Technologies, Inc.*	3,590	11,488
Spectrum Pharmaceuticals, Inc.*	6,368	74,506
Sunesis Pharmaceuticals, Inc.*	2,728	15,413
Synageva BioPharma Corp.*	1,115	59,574
Synergy Pharmaceuticals, Inc.*	4,388	20,975
Synta Pharmaceuticals Corp.*	3,983	30,350
Tesaro, Inc.*	339	4,824
Theravance, Inc.*	6,482	167,949
Threshold Pharmaceuticals, Inc.*	4,835	35,005
Trius Therapeutics, Inc.*	2,633	15,350
United Therapeutics Corp.*	5,393	301,361
Vanda Pharmaceuticals, Inc.*	2,964	11,945
Verastem, Inc.*	666	6,254
Vical, Inc.*	7,181	31,022
XOMA Corp.*	6,437	23,753
ZIOPHARM Oncology, Inc.*	7,109	38,744

		13,160,278

Health Care Equipment & Supplies (3.8%)
Abaxis, Inc.*	2,320	83,334
ABIOMED, Inc.*	3,578	75,102
Accuray, Inc.*	7,627	53,999
Align Technology, Inc.*	17,946	663,464
Analogic Corp.	1,311	102,481
Anika Therapeutics, Inc.*	1,265	19,000
Antares Pharma, Inc.*	9,774	42,615
ArthroCare Corp.*	2,449	79,348
AtriCure, Inc.*	1,527	11,361
Atrion Corp.	164	36,326
Cantel Medical Corp.	2,266	61,363
Cardiovascular Systems, Inc.*	1,782	20,600
Cerus Corp.*	5,194	17,660
Conceptus, Inc.*	3,355	68,140
Cooper Cos., Inc.	1,507	142,351
Cyberonics, Inc.*	2,943	154,272
Cynosure, Inc., Class A*	520	13,718
DexCom, Inc.*	92,630	1,392,229
Edwards Lifesciences Corp.*	18,040	1,936,955
Endologix, Inc.*	5,922	81,842
EnteroMedics, Inc.*	2,729	9,961
Exactech, Inc.*	223	3,976
Globus Medical, Inc., Class A*	670	12,080
Greatbatch, Inc.*	31,300	761,529
Haemonetics Corp.*	2,704	216,861
Hansen Medical, Inc.*	5,440	10,608
HeartWare International, Inc.*	28,574	2,699,957
Hologic, Inc.*	72,260	1,462,542
ICU Medical, Inc.*	1,212	73,302
IDEXX Laboratories, Inc.*	5,866	582,787
Insulet Corp.*	5,106	110,187
Integra LifeSciences Holdings Corp.*	1,195	49,114
IRIS International, Inc.*	1,702	33,223
MAKO Surgical Corp.*	3,867	67,324
Masimo Corp.*	5,290	127,912
Meridian Bioscience, Inc.	4,405	84,488
Merit Medical Systems, Inc.*	280	4,180
Natus Medical, Inc.*	1,930	25,225

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Navidea Biopharmaceuticals, Inc.*	10,333	$28,416
Neogen Corp.*	19,715	841,830
NuVasive, Inc.*	1,149	26,324
NxStage Medical, Inc.*	5,260	69,485
OraSure Technologies, Inc.*	5,788	64,363
Orthofix International N.V.*	1,604	71,779
PhotoMedex, Inc.*	1,181	16,605
Quidel Corp.*	3,010	56,979
ResMed, Inc.	15,209	615,508
Rochester Medical Corp.*	976	11,527
Rockwell Medical Technologies, Inc.*	2,116	17,288
RTI Biologics, Inc.*	392	1,635
Sirona Dental Systems, Inc.*	19,714	1,122,909
Spectranetics Corp.*	3,679	54,265
STAAR Surgical Co.*	3,904	29,514
STERIS Corp.	4,507	159,863
SurModics, Inc.*	290	5,864
Symmetry Medical, Inc.*	1,216	12,026
Thoratec Corp.*	24,331	841,853
Tornier N.V.*	1,096	20,769
Unilife Corp.*	8,531	26,617
Utah Medical Products, Inc.	342	11,625
Vascular Solutions, Inc.*	1,790	26,510
Volcano Corp.*	59,712	1,705,972
West Pharmaceutical Services, Inc.	2,310	122,592
Young Innovations, Inc.	264	10,322
Zeltiq Aesthetics, Inc.*	865	4,879

		17,368,735

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.*	2,455	58,552
Accretive Health, Inc.*	6,030	67,295
Air Methods Corp.*	6,251	746,182
AMERIGROUP Corp.*	15,588	1,425,211
AMN Healthcare Services, Inc.*	2,417	24,315
Amsurg Corp.*	1,102	31,275
Bio-Reference Labs, Inc.*	2,628	75,108
BioScrip, Inc.*	1,324	12,062
Capital Senior Living Corp.*	2,595	37,550
Cardinal Health, Inc.	25,580	996,853
Catamaran Corp.*	40,668	3,984,244
Centene Corp.*	5,467	204,520
Chemed Corp.	2,053	142,252
Corvel Corp.*	635	28,416
Emeritus Corp.*	3,282	68,725
Ensign Group, Inc.	1,166	35,685
ExamWorks Group, Inc.*	604	9,012
HealthSouth Corp.*	8,616	207,301
HMS Holdings Corp.*	56,488	1,888,394
IPC The Hospitalist Co., Inc.*	1,768	80,798
Landauer, Inc.	1,006	60,078
LHC Group, Inc.*	93	1,718
Magellan Health Services, Inc.*	147	7,587
MEDNAX, Inc.*	14,330	1,066,868
Metropolitan Health Networks, Inc.*	4,728	44,159
Molina Healthcare, Inc.*	273	6,866
MWI Veterinary Supply, Inc.*	8,559	913,074
National Research Corp.	268	13,472
Owens & Minor, Inc.	5,804	173,424
Patterson Cos., Inc.	9,208	315,282
Providence Service Corp.*	293	3,806
PSS World Medical, Inc.*	5,389	122,761
Skilled Healthcare Group, Inc., Class A*	1,902	12,230
Sunrise Senior Living, Inc.*	5,025	71,707
Team Health Holdings, Inc.*	31,371	851,095
Tenet Healthcare Corp.*	2,524	15,825
U.S. Physical Therapy, Inc.	1,224	33,819
Universal Health Services, Inc., Class B	557	25,472
Vanguard Health Systems, Inc.*	51,536	637,500
WellCare Health Plans, Inc.*	16,747	947,043

		15,447,536

Health Care Technology (0.2%)
athenahealth, Inc.*	3,817	350,286
Computer Programs & Systems, Inc.	1,185	65,827
Epocrates, Inc.*	1,837	21,401
Greenway Medical Technologies*	666	11,388
HealthStream, Inc.*	2,093	59,567
MedAssets, Inc.*	2,091	37,220
Medidata Solutions, Inc.*	2,378	98,687
Mediware Information Systems*	267	5,850
Merge Healthcare, Inc.*	4,667	17,874
Omnicell, Inc.*	433	6,019
Quality Systems, Inc.	4,234	78,541
Vocera Communications, Inc.*	298	9,211

		761,871

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	25,580	983,551
BG Medicine, Inc.*	1,163	4,280
Bruker Corp.*	9,963	130,416
Cambrex Corp.*	1,649	19,343
Charles River Laboratories International, Inc.*	3,319	131,432
Covance, Inc.*	371	17,322
Fluidigm Corp.*	2,530	43,010
Furiex Pharmaceuticals, Inc.*	791	15,092
Luminex Corp.*	4,452	86,547
Mettler-Toledo International, Inc.*	3,348	571,638
PAREXEL International Corp.*	73,794	2,269,903
Sequenom, Inc.*	9,345	32,988
Techne Corp.	3,927	282,508
Waters Corp.*	4,100	341,653

		4,929,683

Pharmaceuticals (2.0%)
Acura Pharmaceuticals, Inc.*	1,098	1,910
Akorn, Inc.*	66,169	874,754
Ampio Pharmaceuticals, Inc.*	2,712	10,577
Auxilium Pharmaceuticals, Inc.*	35,792	875,472
AVANIR Pharmaceuticals, Inc., Class A*	13,369	42,781
BioDelivery Sciences International, Inc.*	2,257	14,264
Cadence Pharmaceuticals, Inc.*	6,407	25,115
Cempra, Inc.*	366	2,727
Corcept Therapeutics, Inc.*	5,219	14,561
Cumberland Pharmaceuticals, Inc.*	682	4,406
Depomed, Inc.*	5,966	35,259
Endo Health Solutions, Inc.*	7,871	249,668
Endocyte, Inc.*	3,168	31,585
Forest Laboratories, Inc.*	20,300	722,883
Hi-Tech Pharmacal Co., Inc.*	443	14,668
Horizon Pharma, Inc.*	1,910	6,628
Impax Laboratories, Inc.*	65,119	1,690,489
Jazz Pharmaceuticals plc*	10,582	603,280
MAP Pharmaceuticals, Inc.*	2,981	46,414
Medicines Co.*	5,890	152,021
Medicis Pharmaceutical Corp., Class A	6,141	265,721
Nektar Therapeutics*	8,696	92,873
Obagi Medical Products, Inc.*	2,003	24,857

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Omeros Corp.*	2,830	$26,602
Optimer Pharmaceuticals, Inc.*	26,938	380,365
Pacira Pharmaceuticals, Inc.*	1,974	34,348
Pain Therapeutics, Inc.*	3,876	19,574
Par Pharmaceutical Cos., Inc.*	2,985	149,190
Pernix Therapeutics Holdings*	959	7,144
Pozen, Inc.*	2,859	18,955
Questcor Pharmaceuticals, Inc.*	5,748	106,338
Repros Therapeutics, Inc.*	1,597	24,322
Sagent Pharmaceuticals, Inc.*	999	15,934
Salix Pharmaceuticals Ltd.*	29,261	1,238,911
Santarus, Inc.*	5,867	52,099
Sciclone Pharmaceuticals, Inc.*	6,083	33,761
Sucampo Pharmaceuticals, Inc., Class A*	1,279	6,433
Transcept Pharmaceuticals, Inc.*	84	446
Ventrus Biosciences, Inc.*	1,339	4,794
Vivus, Inc.*	10,608	189,035
Watson Pharmaceuticals, Inc.*	11,130	947,831
XenoPort, Inc.*	3,876	44,419
Zogenix, Inc.*	5,599	14,893

		9,118,307

Total Health Care		60,786,410

Industrials (13.7%)
Aerospace & Defense (1.4%)
Aerovironment, Inc.*	1,112	26,099
American Science & Engineering, Inc.	153	10,038
Astronics Corp.*	1,123	34,588
B/E Aerospace, Inc.*	10,417	438,556
CPI Aerostructures, Inc.*	766	8,303
Cubic Corp.	910	45,555
DigitalGlobe, Inc.*	59,988	1,223,155
GenCorp, Inc.*	5,058	48,000
HEICO Corp.	5,628	217,747
Hexcel Corp.*	106,575	2,559,932
KEYW Holding Corp.*	61,232	765,400
LMI Aerospace, Inc.*	127	2,596
Moog, Inc., Class A*	543	20,563
National Presto Industries, Inc.	53	3,863
SIFCO Industries, Inc.	108	1,966
Spirit AeroSystems Holdings, Inc., Class A*	2,875	63,854
Sypris Solutions, Inc.	784	5,598
Taser International, Inc.*	5,749	34,666
Teledyne Technologies, Inc.*	1,364	86,464
TransDigm Group, Inc.*	5,443	772,198
Triumph Group, Inc.	1,813	113,367

		6,482,508

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	59,672	1,023,375
Expeditors International of Washington, Inc.	19,410	705,748
Forward Air Corp.	3,106	94,453
Hub Group, Inc., Class A*	29,960	889,213
Pacer International, Inc.*	413	1,644
Park-Ohio Holdings Corp.*	848	18,376
XPO Logistics, Inc.*	1,888	23,109

		2,755,918

Airlines (0.7%)
Alaska Air Group, Inc.*	7,161	251,065
Allegiant Travel Co.*	19,698	1,248,065
Copa Holdings S.A., Class A	2,846	231,295
Hawaiian Holdings, Inc.*	2,995	16,742
Republic Airways Holdings, Inc.*	2,853	13,209
SkyWest, Inc.	376	3,884
Spirit Airlines, Inc.*	78,048	1,333,060
U.S. Airways Group, Inc.*	17,263	180,571

		3,277,891

Building Products (0.5%)
A.O. Smith Corp.	1,144	65,826
AAON, Inc.	1,981	39,006
Ameresco, Inc., Class A*	1,651	19,498
American Woodmark Corp.*	175	3,495
Armstrong World Industries, Inc.	2,260	104,796
Builders FirstSource, Inc.*	4,840	25,120
Fortune Brands Home & Security, Inc.*	2,811	75,925
Insteel Industries, Inc.	137	1,607
Lennox International, Inc.	5,411	261,676
Nortek, Inc.*	825	45,152
Owens Corning, Inc.*	24,190	809,397
Patrick Industries, Inc.*	444	6,869
PGT, Inc.*	1,077	3,532
Simpson Manufacturing Co., Inc.	19,616	561,410
Trex Co., Inc.*	1,566	53,432
USG Corp.*	7,879	172,944

		2,249,685

Commercial Services & Supplies (1.0%)
A.T. Cross Co., Class A*	893	8,903
ACCO Brands Corp.*	5,558	36,071
Acorn Energy, Inc.	1,932	17,234
American Reprographics Co.*	580	2,477
Brink’s Co.	5,051	129,760
Casella Waste Systems, Inc., Class A*	236	1,010
CECO Environmental Corp.	633	6,184
Cintas Corp.	5,270	218,442
Clean Harbors, Inc.*	5,055	246,937
Copart, Inc.*	10,849	300,843
Covanta Holding Corp.	815	13,985
Deluxe Corp.	3,670	112,155
Encore Capital Group, Inc.*	1,823	51,518
EnergySolutions, Inc.*	2,143	5,850
EnerNOC, Inc.*	1,050	13,629
Healthcare Services Group, Inc.	7,178	164,161
Heritage-Crystal Clean, Inc.*	824	16,356
Herman Miller, Inc.	6,215	120,820
HNI Corp.	4,601	117,372
InnerWorkings, Inc.*	3,405	44,333
Interface, Inc.	6,252	82,589
Intersections, Inc.	674	7,104
Knoll, Inc.	54,622	761,977
McGrath RentCorp	1,362	35,535
Mine Safety Appliances Co.	2,952	110,021
Mobile Mini, Inc.*	64,400	1,076,124
Multi-Color Corp.	80	1,853
Performant Financial Corp.*	429	4,577
Pitney Bowes, Inc.	11,194	154,701
Portfolio Recovery Associates, Inc.*	1,815	189,541
Rollins, Inc.	6,823	159,590
Standard Parking Corp.*	1,707	38,288
Steelcase, Inc., Class A	1,180	11,623
Team, Inc.*	2,128	67,777
Tetra Tech, Inc.*	5,524	145,060
TMS International Corp., Class A*	718	7,108
TRC Cos., Inc.*	1,445	10,866
U.S. Ecology, Inc.	1,247	26,910
United Stationers, Inc.	257	6,687

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	785	$23,746

		4,549,717

Construction & Engineering (0.1%)
Aegion Corp.*	595	11,400
Argan, Inc.	182	3,176
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,341	241,528
Comfort Systems USA, Inc.	1,180	12,897
Dycom Industries, Inc.*	3,142	45,182
Great Lakes Dredge & Dock Corp.	734	5,652
MasTec, Inc.*	5,757	113,413
MYR Group, Inc.*	1,224	24,419
Primoris Services Corp.	897	11,706
Sterling Construction Co., Inc.*	210	2,096

		471,469

Electrical Equipment (0.9%)
Acuity Brands, Inc.	4,500	284,805
American Superconductor Corp.*	487	2,021
AMETEK, Inc.	37,045	1,313,245
AZZ, Inc.	2,698	102,470
Babcock & Wilcox Co.*	12,615	321,304
Belden, Inc.	4,329	159,653
Capstone Turbine Corp.*	31,933	31,933
Coleman Cable, Inc.	899	8,666
EnerSys, Inc.*	1,867	65,886
Enphase Energy, Inc.*	647	2,679
Franklin Electric Co., Inc.	2,373	143,543
FuelCell Energy, Inc.*	4,401	3,873
Generac Holdings, Inc.	1,215	27,811
General Cable Corp.*	333	9,784
Hubbell, Inc., Class B	5,220	421,463
II-VI, Inc.*	4,793	91,163
Polypore International, Inc.*	32,394	1,145,128
Powell Industries, Inc.*	407	15,739
Preformed Line Products Co.	28	1,521
Thermon Group Holdings, Inc.*	1,576	39,384
Vicor Corp.*	435	2,901

		4,194,972

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	11,380	590,849
Raven Industries, Inc.	3,876	114,071
Standex International Corp.	311	13,824

		718,744

Machinery (4.2%)
Actuant Corp., Class A	34,837	997,035
Altra Holdings, Inc.	48,289	878,860
Blount International, Inc.*	5,218	68,669
Cascade Corp.	58	3,175
Chart Industries, Inc.*	19,816	1,463,412
CIRCOR International, Inc.	142	5,360
CLARCOR, Inc.	5,365	239,440
Colfax Corp.*	50,864	1,865,183
Commercial Vehicle Group, Inc.*	2,610	19,183
Donaldson Co., Inc.	15,861	550,535
Dynamic Materials Corp.	544	8,171
EnPro Industries, Inc.*	1,150	41,412
ESCO Technologies, Inc.	913	35,470
Federal Signal Corp.*	528	3,337
Flow International Corp.*	1,176	4,351
Gorman-Rupp Co.	1,620	43,740
Graco, Inc.	6,434	323,502
Graham Corp.	1,033	18,666
IDEX Corp.	33,552	1,401,467
ITT Corp.	2,321	46,768
John Bean Technologies Corp.	3,075	50,215
Joy Global, Inc.	13,710	768,583
Lincoln Electric Holdings, Inc.	32,025	1,250,576
Lindsay Corp.	1,359	97,807
Manitowoc Co., Inc.	95,883	1,279,079
Meritor, Inc.*	2,462	10,439
Met-Pro Corp.	150	1,343
Middleby Corp.*	10,839	1,253,422
Mueller Industries, Inc.	477	21,689
Mueller Water Products, Inc., Class A	10,969	53,748
Nordson Corp.	6,348	372,120
Omega Flex, Inc.*	256	2,716
Proto Labs, Inc.*	536	18,128
RBC Bearings, Inc.*	19,153	921,259
Rexnord Corp.*	666	12,135
Robbins & Myers, Inc.	18,327	1,092,289
Sauer-Danfoss, Inc.	1,251	50,303
Snap-on, Inc.	1,232	88,544
SPX Corp.	1,634	106,880
Sun Hydraulics Corp.	2,209	58,693
Tennant Co.	2,009	86,025
Timken Co.	826	30,694
Titan International, Inc.	4,512	79,682
Toro Co.	6,394	254,353
Trimas Corp.*	3,173	76,501
Valmont Industries, Inc.	12,363	1,625,735
Wabash National Corp.*	7,321	52,199
WABCO Holdings, Inc.*	12,924	745,327
Wabtec Corp.	5,146	413,172
Woodward, Inc.	7,330	249,073

		19,140,465

Marine (0.4%)
Kirby Corp.*	29,193	1,613,789
Matson, Inc.	316	6,608

		1,620,397

Professional Services (2.0%)
Acacia Research Corp.*	5,312	145,602
Advisory Board Co.*	43,998	2,104,424
Barrett Business Services, Inc.	747	20,244
Capita plc	83,222	1,040,826
CDI Corp.	258	4,394
Corporate Executive Board Co.	3,582	192,103
Dun & Bradstreet Corp.	3,209	255,501
Equifax, Inc.	11,549	537,952
Exponent, Inc.*	1,430	81,639
Franklin Covey Co.*	1,027	12,324
GP Strategies Corp.*	1,434	27,705
Huron Consulting Group, Inc.*	31,347	1,091,503
IHS, Inc., Class A*	12,350	1,202,272
Insperity, Inc.	2,424	61,157
Kforce, Inc.*	2,811	33,142
Mistras Group, Inc.*	1,670	38,744
Odyssey Marine Exploration, Inc.*	7,814	24,692
On Assignment, Inc.*	4,596	91,552
Robert Half International, Inc.	62,110	1,653,989
RPX Corp.*	41,672	467,143
TrueBlue, Inc.*	3,155	49,597
WageWorks, Inc.*	424	7,399

		9,143,904

Road & Rail (0.8%)
Avis Budget Group, Inc.*	11,276	173,425
Celadon Group, Inc.	2,146	34,486
Con-way, Inc.	3,271	89,527

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Thrifty Automotive Group, Inc.*	1,567	$136,219
Genesee & Wyoming, Inc., Class A*	22,747	1,520,864
Heartland Express, Inc.	3,978	53,146
Hertz Global Holdings, Inc.*	14,957	205,360
Knight Transportation, Inc.	6,122	87,545
Landstar System, Inc.	5,013	237,015
Localiza Rent a Car S.A.	21,230	367,788
Old Dominion Freight Line, Inc.*	7,563	228,100
Quality Distribution, Inc.*	859	7,946
RailAmerica, Inc.*	1,758	48,292
Roadrunner Transportation Systems, Inc.*	713	11,536
Saia, Inc.*	322	6,485
Swift Transportation Co.*	8,440	72,753
Werner Enterprises, Inc.	4,067	86,912
Zipcar, Inc.*	2,372	18,454

		3,385,853

Trading Companies & Distributors (0.9%)
Aceto Corp.	673	6,360
Applied Industrial Technologies, Inc.	4,109	170,236
Beacon Roofing Supply, Inc.*	5,014	142,899
BlueLinx Holdings, Inc.*	764	1,788
CAI International, Inc.*	558	11,450
DXP Enterprises, Inc.*	943	45,047
Edgen Group, Inc.*	406	3,147
H&E Equipment Services, Inc.	1,718	20,822
Houston Wire & Cable Co.	707	7,607
Kaman Corp.	2,814	100,910
MRC Global, Inc.*	1,484	36,492
MSC Industrial Direct Co., Inc., Class A	17,496	1,180,280
SeaCube Container Leasing Ltd.	159	2,981
TAL International Group, Inc.	1,572	53,417
Textainer Group Holdings Ltd.	1,406	42,953
Titan Machinery, Inc.*	1,803	36,565
United Rentals, Inc.*	62,165	2,033,417
Watsco, Inc.	3,117	236,237

		4,132,608

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	489	6,680

Total Industrials		62,130,811

Information Technology (17.4%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	44,716	764,644
ADTRAN, Inc.	6,810	117,677
Ambient Corp.*	294	1,546
Anaren, Inc.*	183	3,658
Arris Group, Inc.*	1,586	20,285
Aruba Networks, Inc.*	11,882	267,167
Aware, Inc.	1,096	6,905
CalAmp Corp.*	3,087	25,344
Calix, Inc.*	1,463	9,363
Ciena Corp.*	67,638	919,877
EchoStar Corp., Class A*	1,113	31,899
Extreme Networks, Inc.*	10,070	33,634
Finisar Corp.*	25,540	365,222
Globecomm Systems, Inc.*	1,903	21,218
Infinera Corp.*	10,532	57,715
InterDigital, Inc.	4,741	176,744
Ixia*	87,409	1,404,663
KVH Industries, Inc.*	1,333	17,982
Loral Space & Communications, Inc.	1,108	78,779
NETGEAR, Inc.*	1,824	69,567
Numerex Corp., Class A*	964	10,922
Palo Alto Networks, Inc.*	568	34,972
Parkervision, Inc.*	8,176	19,132
Plantronics, Inc.	1,527	53,949
Procera Networks, Inc.*	2,068	48,598
Riverbed Technology, Inc.*	42,884	997,911
ShoreTel, Inc.*	133,943	547,827
Sonus Networks, Inc.*	1,722	3,237
Telular Corp.	1,079	10,682
Tessco Technologies, Inc.	303	6,414
Ubiquiti Networks, Inc.*	1,124	13,376
ViaSat, Inc.*	30,206	1,129,100

		7,270,009

Computers & Peripherals (0.2%)
3D Systems Corp.*	4,999	164,217
Cray, Inc.*	3,967	50,381
Datalink Corp.*	1,642	13,596
Diebold, Inc.	526	17,731
Electronics for Imaging, Inc.*	336	5,581
Fusion-io, Inc.*	7,206	218,126
Immersion Corp.*	2,746	15,021
Intermec, Inc.*	818	5,080
NCR Corp.*	16,904	394,032
QLogic Corp.*	2,566	29,304
Quantum Corp.*	1,584	2,550
Silicon Graphics International Corp.*	212	1,929
Stratasys, Inc.*	2,279	123,977
Super Micro Computer, Inc.*	2,839	34,153
Synaptics, Inc.*	3,601	86,496

		1,162,174

Electronic Equipment, Instruments & Components (1.6%)
Anixter International, Inc.	1,839	105,669
Audience, Inc.*	107	663
Badger Meter, Inc.	1,548	56,332
Cognex Corp.	33,782	1,168,182
Coherent, Inc.*	740	33,936
Daktronics, Inc.	866	8,236
DTS, Inc.*	19,136	445,486
Echelon Corp.*	2,224	8,540
Electro Rent Corp.	221	3,910
Fabrinet*	38,621	447,617
FARO Technologies, Inc.*	28,010	1,157,373
FEI Co.	3,775	201,963
FLIR Systems, Inc.	13,273	265,128
GSI Group, Inc.*	175	1,559
InvenSense, Inc.*	3,894	46,533
IPG Photonics Corp.*	3,386	194,018
Jabil Circuit, Inc.	9,767	182,838
Key Tronic Corp.*	224	2,222
Littelfuse, Inc.	2,097	118,564
Maxwell Technologies, Inc.*	3,128	25,399
Measurement Specialties, Inc.*	1,431	47,194
Mesa Laboratories, Inc.	275	13,305
MTS Systems Corp.	1,720	92,106
Multi-Fineline Electronix, Inc.*	169	3,811
National Instruments Corp.	41,428	1,042,743
Neonode, Inc.*	2,414	9,101
OSI Systems, Inc.*	2,123	165,254
Plexus Corp.*	1,640	49,676
RealD, Inc.*	4,065	36,341
Rogers Corp.*	732	31,008
Trimble Navigation Ltd.*	13,317	634,688
Universal Display Corp.*	14,487	498,063

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Zygo Corp.*	361	$6,603

		7,104,061

Internet Software & Services (2.7%)
Active Network, Inc.*	4,151	52,012
Akamai Technologies, Inc.*	20,430	781,652
Ancestry.com, Inc.*	3,093	93,037
Angie’s List, Inc.*	3,798	40,183
AOL, Inc.*	2,293	80,782
Bankrate, Inc.*	4,334	67,524
Bazaarvoice, Inc.*	50,436	764,105
Blucora, Inc.*	621	11,060
Brightcove, Inc.*	600	7,008
Carbonite, Inc.*	1,199	8,405
comScore, Inc.*	3,769	57,477
Constant Contact, Inc.*	3,254	56,620
Cornerstone OnDemand, Inc.*	3,592	110,131
CoStar Group, Inc.*	22,222	1,811,982
DealerTrack Holdings, Inc.*	46,079	1,283,300
Demand Media, Inc.*	2,375	25,816
Demandware, Inc.*	657	20,860
Dice Holdings, Inc.*	4,803	40,441
E2open, Inc.*	289	3,925
Envestnet, Inc.*	54,486	637,486
Equinix, Inc.*	5,690	1,172,425
ExactTarget, Inc.*	1,040	25,189
IAC/InterActiveCorp	18,757	976,489
Internap Network Services Corp.*	2,900	20,445
Ipass, Inc.*	5,169	11,372
j2 Global, Inc.	4,093	134,332
LinkedIn Corp., Class A*	12,730	1,532,692
Liquidity Services, Inc.*	2,521	126,579
LivePerson, Inc.*	5,884	106,559
LogMeIn, Inc.*	2,359	52,912
Market Leader, Inc.*	2,005	13,433
MeetMe, Inc.*	234	667
Millennial Media, Inc.*	1,155	16,574
Move, Inc.*	4,193	36,144
NIC, Inc.	6,884	101,883
OpenTable, Inc.*	13,612	566,259
Perficient, Inc.*	2,629	31,732
Responsys, Inc.*	3,812	38,997
Saba Software, Inc.*	3,232	32,288
SciQuest, Inc.*	1,908	34,726
Spark Networks, Inc.*	1,171	7,167
SPS Commerce, Inc.*	1,296	49,857
Stamps.com, Inc.*	1,518	35,127
support.com, Inc.*	3,600	15,228
Synacor, Inc.*	685	5,192
Travelzoo, Inc.*	761	17,937
Trulia, Inc.*	2,700	57,834
Unwired Planet, Inc.*	2,752	5,284
ValueClick, Inc.*	4,741	81,498
VistaPrint N.V.*	3,613	123,384
Vocus, Inc.*	2,214	44,413
Web.com Group, Inc.*	3,750	67,312
XO Group, Inc.*	2,780	23,213
Yelp, Inc.*	28,301	765,542
Zix Corp.*	6,199	17,791

		12,302,282

IT Services (2.2%)
Alliance Data Systems Corp.*	5,368	761,988
Broadridge Financial Solutions, Inc.	13,342	311,269
CACI International, Inc., Class A*	182	9,426
Cardtronics, Inc.*	4,720	140,562
Cass Information Systems, Inc.	993	41,676
CIBER, Inc.*	161,300	559,711
Computer Task Group, Inc.*	1,257	20,338
CSG Systems International, Inc.*	2,089	46,982
DST Systems, Inc.	571	32,296
EPAM Systems, Inc.*	529	10,019
ExlService Holdings, Inc.*	2,496	73,632
FleetCor Technologies, Inc.*	5,179	232,019
Forrester Research, Inc.	1,527	43,932
Gartner, Inc.*	18,982	874,880
Genpact Ltd.	38,949	649,669
Global Cash Access Holdings, Inc.*	7,027	56,567
Global Payments, Inc.	8,375	350,326
Hackett Group, Inc.*	2,641	11,039
Heartland Payment Systems, Inc.	4,151	131,504
Higher One Holdings, Inc.*	48,432	652,863
iGATE Corp.*	3,437	62,450
Innodata, Inc.*	2,380	9,639
Jack Henry & Associates, Inc.	9,327	353,493
Lender Processing Services, Inc.	8,987	250,648
Lionbridge Technologies, Inc.*	5,902	20,775
Mattersight Corp.*	1,021	6,044
MAXIMUS, Inc.	3,629	216,724
MoneyGram International, Inc.*	702	10,488
NeuStar, Inc., Class A*	7,112	284,693
PRGX Global, Inc.*	2,278	19,500
SAIC, Inc.	10,725	129,129
Sapient Corp.*	104,247	1,111,273
ServiceSource International, Inc.*	65,906	676,196
Syntel, Inc.	1,649	102,914
Teradata Corp.*	6,840	515,804
TNS, Inc.*	2,586	38,661
Total System Services, Inc.	14,810	350,997
Unisys Corp.*	2,392	49,802
Vantiv, Inc., Class A*	4,208	90,683
VeriFone Systems, Inc.*	11,462	319,217
Virtusa Corp.*	1,991	35,380
Wright Express Corp.*	4,131	288,013

		9,953,221

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	879	32,998

Semiconductors & Semiconductor Equipment (2.8%)
Atmel Corp.*	4,052	21,314
ATMI, Inc.*	171	3,175
AuthenTec, Inc.*	4,351	34,851
Cabot Microelectronics Corp.	2,510	88,201
Cavium, Inc.*	5,312	177,049
CEVA, Inc.*	1,884	27,092
Cirrus Logic, Inc.*	12,556	482,025
Cymer, Inc.*	1,016	51,877
Cypress Semiconductor Corp.*	9,580	102,698
Exar Corp.*	593	4,744
Fairchild Semiconductor International, Inc.*	59,818	784,812
Freescale Semiconductor Ltd.*	5,052	48,045
GT Advanced Technologies, Inc.*	10,740	58,533
Hittite Microwave Corp.*	3,360	186,379
Inphi Corp.*	1,022	10,895
Intermolecular, Inc.*	1,467	10,416
Lattice Semiconductor Corp.*	239,800	918,434
LSI Corp.*	60,543	418,352
MA-COM Technology Solutions Holdings, Inc.*	114	1,448

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
MaxLinear, Inc., Class A*	421	$2,816
Mellanox Technologies Ltd.*	7,232	734,265
MEMC Electronic Materials, Inc.*	5,494	15,108
Micrel, Inc.	5,215	54,340
Microsemi Corp.*	9,487	190,404
MIPS Technologies, Inc.*	3,953	29,213
Monolithic Power Systems, Inc.*	3,260	64,385
NVE Corp.*	529	31,311
PDF Solutions, Inc.*	2,600	35,516
Peregrine Semiconductor Corp.*	166	2,812
PLX Technology, Inc.*	4,459	25,728
Power Integrations, Inc.	24,630	749,491
QuickLogic Corp.*	3,962	11,094
Rambus, Inc.*	866	4,798
RF Micro Devices, Inc.*	3,673	14,508
Semtech Corp.*	84,693	2,130,029
Silicon Image, Inc.*	7,437	34,136
Silicon Laboratories, Inc.*	28,074	1,032,000
Skyworks Solutions, Inc.*	53,099	1,251,278
SunPower Corp.*	1,955	8,817
Teradyne, Inc.*	66,600	947,052
Ultratech, Inc.*	2,802	87,927
Veeco Instruments, Inc.*	31,034	931,641
Volterra Semiconductor Corp.*	35,510	776,604

		12,595,613

Software (6.3%)
ACI Worldwide, Inc.*	4,251	179,647
Activision Blizzard, Inc.	73,930	833,930
Actuate Corp.*	4,952	34,813
Advent Software, Inc.*	37,579	923,316
American Software, Inc., Class A	2,528	20,629
ANSYS, Inc.*	9,925	728,495
Ariba, Inc.*	10,460	468,608
Aspen Technology, Inc.*	55,296	1,429,402
AVG Technologies N.V.*	814	7,814
Blackbaud, Inc.	4,831	115,558
Bottomline Technologies, Inc.*	59,492	1,468,858
BroadSoft, Inc.*	50,613	2,076,145
Cadence Design Systems, Inc.*	240,583	3,095,100
Callidus Software, Inc.*	3,732	18,399
CommVault Systems, Inc.*	18,452	1,083,132
Compuware Corp.*	1,280	12,685
Comverse Technology, Inc.*	23,399	143,904
Concur Technologies, Inc.*	16,165	1,191,845
Deltek, Inc.*	2,359	30,714
Digimarc Corp.	763	16,977
Ebix, Inc.	2,276	53,736
Ellie Mae, Inc.*	2,687	73,167
Eloqua, Inc.*	677	13,371
Envivio, Inc.*	274	603
EPIQ Systems, Inc.	240	3,221
Exa Corp.*	377	4,090
FactSet Research Systems, Inc.	4,788	461,659
Fair Isaac Corp.	3,666	162,257
FalconStor Software, Inc.*	3,187	7,489
Fortinet, Inc.*	50,953	1,230,005
Glu Mobile, Inc.*	5,461	25,284
Guidance Software, Inc.*	1,540	17,340
Guidewire Software, Inc.*	12,074	374,898
Imperva, Inc.*	1,043	38,581
Infoblox, Inc.*	788	18,321
Informatica Corp.*	11,527	401,255
Interactive Intelligence Group, Inc.*	1,573	47,269
JDA Software Group, Inc.*	1,041	33,083
Jive Software, Inc.*	1,735	27,257
Kenexa Corp.*	2,925	134,053
Manhattan Associates, Inc.*	2,175	124,562
Mentor Graphics Corp.*	5,392	83,468
MICROS Systems, Inc.*	25,951	1,274,713
MicroStrategy, Inc., Class A*	911	122,138
Monotype Imaging Holdings, Inc.	3,919	61,097
NetScout Systems, Inc.*	3,936	100,407
NetSuite, Inc.*	3,341	213,156
Nuance Communications, Inc.*	25,743	640,743
OPNET Technologies, Inc.	1,605	54,682
Parametric Technology Corp.*	12,706	276,991
Pegasystems, Inc.	1,844	53,550
Proofpoint, Inc.*	644	9,563
PROS Holdings, Inc.*	2,345	44,719
QAD, Inc., Class A*	469	6,369
QAD, Inc., Class B*	116	1,549
QLIK Technologies, Inc.*	9,126	204,514
Quest Software, Inc.*†	5,991	167,748
RealPage, Inc.*	3,830	86,558
Rosetta Stone, Inc.*	571	7,280
Rovi Corp.*	2,440	35,404
Salesforce.com, Inc.*	9,430	1,439,867
ServiceNow, Inc.*	1,174	45,410
SolarWinds, Inc.*	27,931	1,556,874
Solera Holdings, Inc.	30,420	1,334,525
Sourcefire, Inc.*	3,143	154,101
Splunk, Inc.*	10,329	379,281
SS&C Technologies Holdings, Inc.*	1,002	25,260
Synchronoss Technologies, Inc.*	2,964	67,876
Synopsys, Inc.*	1,157	38,204
Take-Two Interactive Software, Inc.*	8,367	87,268
Tangoe, Inc.*	3,189	41,872
TIBCO Software, Inc.*	67,366	2,036,474
TiVo, Inc.*	6,686	69,735
Tyler Technologies, Inc.*	3,223	141,877
Ultimate Software Group, Inc.*	2,834	289,351
VASCO Data Security International, Inc.*	1,394	13,076
Verint Systems, Inc.*	2,333	64,018
VirnetX Holding Corp.*	4,490	114,181
Websense, Inc.*	3,980	62,287

		28,537,658

Total Information Technology		78,958,016

Materials (3.3%)
Chemicals (1.5%)
ADA-ES, Inc.*	966	22,807
Albemarle Corp.	5,346	281,627
American Vanguard Corp.	2,976	103,565
Arabian American Development Co.*	2,149	21,039
Balchem Corp.	3,126	114,818
Calgon Carbon Corp.*	5,114	73,181
Chemtura Corp.*	7,336	126,326
Flotek Industries, Inc.*	5,298	67,126
Georgia Gulf Corp.	2,317	83,922
GSE Holding, Inc.*	852	6,688
H.B. Fuller Co.	29,670	910,275
Hawkins, Inc.	974	40,470
Innophos Holdings, Inc.	2,332	113,079
Innospec, Inc.*	316	10,719
International Flavors & Fragrances, Inc.	8,625	513,877
Intrepid Potash, Inc.*	2,748	59,027
KMG Chemicals, Inc.	837	15,484
Koppers Holdings, Inc.	2,219	77,510

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Landec Corp.*	666	$7,626
LSB Industries, Inc.*	1,160	50,889
Methanex Corp.	22,130	631,590
NewMarket Corp.	930	229,226
Olin Corp.	5,866	127,468
OMNOVA Solutions, Inc.*	4,953	37,494
PolyOne Corp.	72,669	1,204,125
Quaker Chemical Corp.	397	18,528
Rockwood Holdings, Inc.	2,211	103,033
RPM International, Inc.	5,458	155,771
Scotts Miracle-Gro Co., Class A	3,963	172,272
Stepan Co.	848	81,510
TPC Group, Inc.*	1,002	40,892
Valspar Corp.	9,916	556,288
W.R. Grace & Co.*	7,259	428,862
Westlake Chemical Corp.	498	36,384
Zep, Inc.	1,003	15,165

		6,538,663

Construction Materials (0.1%)
Eagle Materials, Inc.	4,812	222,603
Headwaters, Inc.*	6,551	43,106
Martin Marietta Materials, Inc.	2,491	206,429
United States Lime & Minerals, Inc.*	173	8,340

		480,478

Containers & Packaging (1.0%)
AEP Industries, Inc.*	433	26,235
AptarGroup, Inc.	2,380	123,070
Ball Corp.	33,686	1,425,255
Crown Holdings, Inc.*	24,612	904,491
Myers Industries, Inc.	3,588	56,045
Owens-Illinois, Inc.*	13,037	244,574
Packaging Corp. of America	9,581	347,790
Rock-Tenn Co., Class A	14,361	1,036,577
Silgan Holdings, Inc.	5,232	227,644

		4,391,681

Metals & Mining (0.4%)
AK Steel Holding Corp.	1,936	9,293
Allied Nevada Gold Corp.*	9,569	373,765
AMCOL International Corp.	2,539	86,021
Carpenter Technology Corp.	376	19,672
Coeur d’Alene Mines Corp.*	3,950	113,879
Compass Minerals International, Inc.	3,527	263,079
General Moly, Inc.*	1,177	3,731
Globe Specialty Metals, Inc.	482	7,336
Gold Reserve, Inc.*	725	2,349
Gold Resource Corp.	3,194	68,511
Handy & Harman Ltd.*	505	7,464
Haynes International, Inc.	1,086	56,635
Materion Corp.	166	3,951
Metals USA Holdings Corp.*	320	4,278
Midway Gold Corp.*	13,657	22,398
Molycorp, Inc.*	1,970	22,655
Noranda Aluminum Holding Corp.	3,561	23,823
Paramount Gold and Silver Corp.*	13,969	37,158
Royal Gold, Inc.	6,258	624,924
Steel Dynamics, Inc.	5,077	57,015
SunCoke Energy, Inc.*	5,277	85,065
Tahoe Resources, Inc.*	1,937	39,437
U.S. Antimony Corp.*	5,755	11,222
U.S. Silica Holdings, Inc.*	1,258	17,059

		1,960,720

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	2,470	79,188
Clearwater Paper Corp.*	1,994	82,372
Deltic Timber Corp.	1,164	75,963
International Paper Co.	10,600	384,992
Louisiana-Pacific Corp.*	45,508	568,850
Neenah Paper, Inc.	1,024	29,327
P.H. Glatfelter Co.	777	13,839
Schweitzer-Mauduit International, Inc.	2,468	81,419
Wausau Paper Corp.	4,485	41,531

		1,357,481

Total Materials		14,729,023

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	7,598	49,843
Atlantic Tele-Network, Inc.	965	41,476
Cbeyond, Inc.*	239	2,357
Cincinnati Bell, Inc.*	7,585	43,235
Cogent Communications Group, Inc.	4,999	114,927
Consolidated Communications Holdings, Inc.	2,735	47,015
Fairpoint Communications, Inc.*	1,885	14,251
General Communication, Inc., Class A*	3,940	38,612
HickoryTech Corp.	1,530	16,187
IDT Corp., Class B	1,538	15,795
inContact, Inc.*	3,594	23,433
Iridium Communications, Inc.*	750	5,490
Level 3 Communications, Inc.*	8,926	205,030
Lumos Networks Corp.	1,581	12,427
magicJack VocalTec Ltd.*	1,127	27,645
ORBCOMM, Inc.*	1,891	7,072
Premiere Global Services, Inc.*	1,241	11,603
Primus Telecommunications Group, Inc.	1,298	19,820
Towerstream Corp.*	5,102	20,714
tw telecom, Inc.*	57,758	1,505,751

		2,222,683

Wireless Telecommunication Services (0.4%)
Boingo Wireless, Inc.*	1,683	13,363
Crown Castle International Corp.*	13,000	833,300
Leap Wireless International, Inc.*	1,471	10,032
NTELOS Holdings Corp.	1,599	27,775
SBA Communications Corp., Class A*	12,934	813,549

		1,698,019

Total Telecommunication Services		3,920,702

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,479	414,103
Otter Tail Corp.	192	4,581

		418,684

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	659	21,404
Questar Corp.	4,275	86,911
South Jersey Industries, Inc.	714	37,792

		146,107

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,320	6,009
Atlantic Power Corp.	1,035	15,484
Ormat Technologies, Inc.	539	10,106

		31,599

Water Utilities (0.1%)
American States Water Co.	220	9,775
Aqua America, Inc.	1,684	41,696
Cadiz, Inc.*	1,278	12,409

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group	2,243	$41,832
Connecticut Water Service, Inc.	602	19,204
SJW Corp.	471	11,944
York Water Co.	1,024	18,780

		155,640

Total Utilities		752,030

Total Common Stocks (78.7%) (Cost $270,348,329)		356,173,207

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	1,376	—

Total Investments (78.7%) (Cost $270,348,329)		356,173,207
Other Assets Less Liabilities (21.3%)		96,613,190

Net Assets (100%)		$452,786,397

*	Non-income producing.

†	Securities (totaling $167,748 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	162	December-12	$9,027,611	$9,046,080	$18,469
Russell 2000 Mini Index	326	December-12	27,233,184	27,201,440	(31,744)
S&P MidCap 400 E-Mini Index	551	December-12	55,061,900	54,356,150	(705,750)

					$(719,025)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,327,647	$963,145	$—	$76,290,792
Consumer Staples	8,192,402	—	—	8,192,402
Energy	20,425,557	—	—	20,425,557
Financials	29,987,464	—	—	29,987,464
Health Care	60,786,410	—	—	60,786,410
Industrials	61,089,985	1,040,826	—	62,130,811
Information Technology	78,790,268	—	167,748	78,958,016
Materials	14,729,023	—	—	14,729,023
Telecommunication Services	3,920,702	—	—	3,920,702
Utilities	752,030	—	—	752,030
Futures	18,469	—	—	18,469
Warrants
Energy	—	—	—	—

Total Assets	$354,019,957	$2,003,971	$167,748	$356,191,676

Liabilities:
Futures	$(737,494)	$—	$—	$(737,494)

Total Liabilities	$(737,494)	$—	$—	$(737,494)

Total	$353,282,463	$2,003,971	$167,748	$355,454,182

(a)	A Security with a market value of $117,677 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	26,296
Purchases	111,491
Sales	(8,355)
Issuances	—
Settlements	—
Transfers into Level 3	38,316
Transfers out of Level 3	—

Balance as of 9/30/12	$167,748

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$23,911

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$160,302,316
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$229,236,881

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,259,333
Aggregate gross unrealized depreciation	(12,688,657)

Net unrealized appreciation	$81,570,676

Federal income tax cost of investments	$274,602,531

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	7,583	$85,460
Cooper Tire & Rubber Co.	948	18,183
Dana Holding Corp.	14,795	181,978
Drew Industries, Inc.*	1,161	35,074
Exide Technologies, Inc.*	8,907	27,612
Federal-Mogul Corp.*	2,124	19,435
Fuel Systems Solutions, Inc.*	1,326	22,794
Lear Corp.	11,185	422,681
Modine Manufacturing Co.*	5,253	38,767
Shiloh Industries, Inc.	552	6,193
Spartan Motors, Inc.	3,956	19,780
Standard Motor Products, Inc.	2,192	40,377
Stoneridge, Inc.*	3,163	15,720
Superior Industries International, Inc.	2,599	44,417
Tenneco, Inc.*	39,740	1,112,720
TRW Automotive Holdings Corp.*	11,289	493,442
Visteon Corp.*	5,491	244,130

		2,828,763

Automobiles (0.0%)
Thor Industries, Inc.	4,426	160,752
Winnebago Industries, Inc.*	2,380	30,060

		190,812

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,088	52,344
VOXX International Corp.*	2,165	16,194
Weyco Group, Inc.	697	16,972

		85,510

Diversified Consumer Services (0.6%)
Ascent Capital Group, Inc., Class A*	1,624	87,712
Career Education Corp.*	5,864	22,107
Carriage Services, Inc.	1,743	16,855
Corinthian Colleges, Inc.*	8,589	20,442
DeVry, Inc.	7,279	165,670
Education Management Corp.*	3,028	9,417
Hillenbrand, Inc.	59,970	1,090,854
Lincoln Educational Services Corp .	2,659	11,168
Mac-Gray Corp.	1,163	15,596
Matthews International Corp., Class A	1,690	50,396
National American University Holdings, Inc.	536	2,680
Regis Corp.	6,514	119,727
Service Corp. International	24,313	327,253
Sotheby’s, Inc.	4,908	154,602
Steiner Leisure Ltd.*	25,130	1,169,802
Stewart Enterprises, Inc., Class A	8,459	71,013
Universal Technical Institute, Inc.	815	11,166

		3,346,460

Hotels, Restaurants & Leisure (1.6%)
Ameristar Casinos, Inc.	480	8,544
Biglari Holdings, Inc.*	124	45,267
Bluegreen Corp.*	1,620	10,174
Bob Evans Farms, Inc.	2,848	111,442
Boyd Gaming Corp.*	5,885	41,548
Caesars Entertainment Corp.*	455	3,094
Carrols Restaurant Group, Inc.*	521	3,001
Cedar Fair LP	66,600	2,229,102
Choice Hotels International, Inc.	2,756	88,164
Churchill Downs, Inc.	989	62,030
Darden Restaurants, Inc.	16,800	936,600
Denny’s Corp.*	2,463	11,946
Einstein Noah Restaurant Group, Inc.	12	212
Fiesta Restaurant Group, Inc.*	191	3,031
Frisch’s Restaurants, Inc.	326	6,471
Gaylord Entertainment Co. (REIT)*	1,005	39,728
Hyatt Hotels Corp., Class A*	6,100	244,915
International Speedway Corp., Class A	3,129	88,770
Isle of Capri Casinos, Inc.*	2,480	17,236
Jack in the Box, Inc.*	989	27,801
Krispy Kreme Doughnuts, Inc.*	6,736	53,416
Life Time Fitness, Inc.*	368	16,832
Luby’s, Inc.*	2,253	15,163
Marcus Corp.	2,242	24,886
Marriott Vacations Worldwide Corp.*	3,003	108,168
Monarch Casino & Resort, Inc.*	1,071	9,328
Morgans Hotel Group Co.*	1,277	8,198
Orient-Express Hotels Ltd., Class A*	10,991	97,820
Penn National Gaming, Inc.*	14,263	614,735
Pinnacle Entertainment, Inc.*	6,643	81,377
Red Lion Hotels Corp.*	1,522	9,513
Red Robin Gourmet Burgers, Inc.*	17,725	577,126
Ruby Tuesday, Inc.*	7,245	52,526
Scientific Games Corp., Class A*	5,602	46,329
Sonic Corp.*	1,355	13,916
Speedway Motorsports, Inc.	1,293	19,912
Vail Resorts, Inc.	2,649	152,715
Wendy’s Co.	586,798	2,669,931
WMS Industries, Inc.*	6,262	102,572

		8,653,539

Household Durables (1.5%)
American Greetings Corp., Class A	3,722	62,530
Bassett Furniture Industries, Inc.	1,230	15,314
Beazer Homes USA, Inc.*	13,718	48,699
Cavco Industries, Inc.*	84	3,855
CSS Industries, Inc.	1,075	22,091
D.R. Horton, Inc.	28,919	596,888
Ethan Allen Interiors, Inc.	371	8,132
Flexsteel Industries, Inc.	481	9,957
Harman International Industries, Inc.	7,919	365,541
Helen of Troy Ltd.*	3,611	114,938
Hooker Furniture Corp.	1,164	15,120
Hovnanian Enterprises, Inc., Class A*	11,329	39,198
Jarden Corp.	27,981	1,478,516
KB Home	8,749	125,548
La-Z-Boy, Inc.*	4,141	60,583
Leggett & Platt, Inc.	65,724	1,646,386
Lennar Corp., Class A	18,188	632,397
Lifetime Brands, Inc.	1,096	13,053
M.D.C. Holdings, Inc.	4,282	164,900
M/I Homes, Inc.*	2,096	40,537
Meritage Homes Corp.*	2,611	99,296
Mohawk Industries, Inc.*	16,085	1,287,122
NACCO Industries, Inc., Class A	624	78,256
NVR, Inc.*	60	50,670
PulteGroup, Inc.*	38,428	595,634
Ryland Group, Inc.	2,213	66,390
Sealy Corp.*	5,986	13,049
Standard Pacific Corp.*	12,778	86,379
Toll Brothers, Inc.*	16,156	536,864
Universal Electronics, Inc.*	1,686	29,640

		8,307,483

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,927	10,917
HomeAway, Inc.*	415	9,732

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	3,040	$94,605

		115,254

Leisure Equipment & Products (0.2%)
Black Diamond, Inc.*	2,465	21,618
Callaway Golf Co.	146,402	898,908
JAKKS Pacific, Inc.	2,205	32,127
Johnson Outdoors, Inc., Class A*	657	14,053
Marine Products Corp.	540	3,218
Steinway Musical Instruments, Inc.*	793	19,318

		989,242

Media (2.1%)
Beasley Broadcasting Group, Inc., Class A*	436	2,128
Belo Corp., Class A	6,732	52,712
Cablevision Systems Corp. - New York Group, Class A	20,119	318,886
Carmike Cinemas, Inc.*	1,360	15,300
Central European Media Enterprises Ltd., Class A*	4,031	26,242
Clear Channel Outdoor Holdings, Inc., Class A*	1,982	11,852
Crown Media Holdings, Inc., Class A*	3,389	5,660
Cumulus Media, Inc., Class A*	7,122	19,514
Daily Journal Corp.*	110	10,315
Dial Global, Inc.*	40	108
Digital Generation, Inc.*	3,137	35,636
DreamWorks Animation SKG, Inc., Class A*	7,718	148,417
Entercom Communications Corp., Class A*	2,904	19,921
Entravision Communications Corp., Class A	5,451	7,304
EW Scripps Co., Class A*	3,382	36,018
Fisher Communications, Inc.*	985	36,209
Gannett Co., Inc.	284,429	5,048,615
Global Sources Ltd.*	1,785	11,710
Harte-Hanks, Inc.	5,050	34,996
Interpublic Group of Cos., Inc.	164,328	1,827,327
John Wiley & Sons, Inc., Class A	3,003	137,988
Journal Communications, Inc., Class A*	4,695	24,414
Lamar Advertising Co., Class A*	1,202	44,546
LIN TV Corp., Class A*	3,264	14,362
Live Nation Entertainment, Inc.*	15,913	137,011
Madison Square Garden Co., Class A*	6,438	259,258
Martha Stewart Living Omnimedia, Inc., Class A	3,165	9,717
McClatchy Co., Class A*	6,918	15,427
MDC Partners, Inc., Class A	1,781	21,977
Meredith Corp.	4,036	141,260
National CineMedia, Inc.	4,244	69,474
New York Times Co., Class A*	271,539	2,650,221
Nexstar Broadcasting Group, Inc., Class A*	1,061	11,268
Outdoor Channel Holdings, Inc.	1,150	8,372
Reading International, Inc., Class A*	1,869	11,027
Regal Entertainment Group, Class A	5,940	83,576
Rentrak Corp.*	419	7,094
Saga Communications, Inc., Class A*	373	15,114
Salem Communications Corp., Class A	1,141	5,979
Scholastic Corp.	2,946	93,624
Sinclair Broadcast Group, Inc., Class A	5,284	59,234
Valassis Communications, Inc.*	1,687	41,652
Washington Post Co., Class B	475	172,439
World Wrestling Entertainment, Inc., Class A	1	8

		11,703,912

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,456	13,832
Dillard’s, Inc., Class A	3,321	240,175
Fred’s, Inc., Class A	4,154	59,111
Saks, Inc.*	12,496	128,834
Tuesday Morning Corp.*	4,683	30,674

		472,626

Specialty Retail (1.3%)
Aaron’s, Inc.	22,259	619,023
Abercrombie & Fitch Co., Class A	9,549	323,902
American Eagle Outfitters, Inc.	4,978	104,936
Asbury Automotive Group, Inc.*	372	10,397
AutoNation, Inc.*	1,864	81,401
Barnes & Noble, Inc.*	2,941	37,586
bebe stores, Inc.	3,738	17,942
Big 5 Sporting Goods Corp.	1,863	18,537
Brown Shoe Co., Inc.	4,842	77,617
Cabela’s, Inc.*	6,006	328,408
Casual Male Retail Group, Inc.*	4,592	21,261
Chico’s FAS, Inc.	5,671	102,702
Children’s Place Retail Stores, Inc.*	1,718	103,080
Citi Trends, Inc.*	1,577	19,799
Conn’s, Inc.*	1,598	35,236
Destination Maternity Corp.	834	15,596
DSW, Inc., Class A	250	16,680
Express, Inc.*	36,800	545,376
Finish Line, Inc., Class A	3,576	81,318
Five Below, Inc.*	609	23,800
Foot Locker, Inc.	13,510	479,605
GameStop Corp., Class A	13,930	292,530
Group 1 Automotive, Inc.	2,553	153,767
Guess?, Inc.	7,339	186,557
Haverty Furniture Cos., Inc.	2,228	30,925
hhgregg, Inc.*	1,673	11,544
Jos. A. Bank Clothiers, Inc.*	231	11,199
Kirkland’s, Inc.*	1,639	16,275
Lithia Motors, Inc., Class A	2,456	81,809
MarineMax, Inc.*	2,303	19,092
Men’s Wearhouse, Inc.	22,973	790,960
New York & Co., Inc.*	1,178	4,418
Office Depot, Inc.*	32,218	82,478
OfficeMax, Inc.	9,841	76,858
Orchard Supply Hardware Stores Corp., Class A*	203	2,940
Penske Automotive Group, Inc.	13,570	408,321
PEP Boys-Manny, Moe & Jack	5,996	61,039
Perfumania Holdings, Inc.*	551	3,967
RadioShack Corp.	11,299	26,892
Rent-A-Center, Inc.	6,644	233,072
Sally Beauty Holdings, Inc.*	1,113	27,925
Shoe Carnival, Inc.	1,649	38,801
Signet Jewelers Ltd.	9,589	467,560
Sonic Automotive, Inc., Class A	4,552	86,397
Stage Stores, Inc.	3,469	73,057
Staples, Inc.	79,500	915,840
Stein Mart, Inc.*	3,032	25,802
Systemax, Inc.*	1,224	14,456
West Marine, Inc.*	1,771	18,826
Wet Seal, Inc., Class A*	10,229	32,221

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	4,304	$189,247

		7,448,977

Textiles, Apparel & Luxury Goods (0.6%)
Cherokee, Inc.	55	801
Columbia Sportswear Co.	1,380	74,520
Culp, Inc.	960	11,290
Deckers Outdoor Corp.*	1,655	60,639
Delta Apparel, Inc.*	773	10,644
Fifth & Pacific Cos., Inc.*	11,562	147,762
G-III Apparel Group Ltd.*	1,643	58,984
Gildan Activewear, Inc.	23,000	728,640
Hanesbrands, Inc.*	14,145	450,943
Iconix Brand Group, Inc.*	7,868	143,512
Jones Group, Inc.	9,300	119,691
K-Swiss, Inc., Class A*	3,073	10,540
Maidenform Brands, Inc.*	769	15,749
Movado Group, Inc.	1,847	62,281
Perry Ellis International, Inc.*	1,366	30,120
PVH Corp.	11,720	1,098,398
Quiksilver, Inc.*	14,767	49,027
R.G. Barry Corp.	94	1,386
Skechers U.S.A., Inc., Class A*	4,300	87,720
Unifi, Inc.*	1,665	21,345
Warnaco Group, Inc.*	581	30,154

		3,214,146

Total Consumer Discretionary		47,356,724

Consumer Staples (4.7%)
Beverages (1.0%)
Beam, Inc.	14,800	851,592
Central European Distribution Corp.*	407,503	1,161,383
Constellation Brands, Inc., Class A*	57,482	1,859,543
Craft Brew Alliance, Inc.*	703	5,519
Molson Coors Brewing Co., Class B	38,570	1,737,578

		5,615,615

Food & Staples Retailing (0.5%)
Andersons, Inc.	2,108	79,387
Arden Group, Inc., Class A	32	3,105
Harris Teeter Supermarkets, Inc.	54,483	2,116,120
Ingles Markets, Inc., Class A	1,388	22,694
Nash Finch Co.	1,339	27,342
Natural Grocers by Vitamin Cottage, Inc.*	476	10,624
Pantry, Inc.*	2,429	35,342
Rite Aid Corp.*	68,432	80,065
Spartan Stores, Inc.	2,451	37,525
SUPERVALU, Inc.	5,876	14,161
Susser Holdings Corp.*	744	26,911
Village Super Market, Inc., Class A	937	34,444
Weis Markets, Inc.	1,242	52,574

		2,540,294

Food Products (2.5%)
Alico, Inc.	230	7,183
Annie’s, Inc.*	173	7,757
B&G Foods, Inc.	24,215	733,957
Bunge Ltd.	17,000	1,139,850
Cal-Maine Foods, Inc.	231	10,381
Chiquita Brands International, Inc.*	5,041	38,513
ConAgra Foods, Inc.	142,160	3,922,194
Darling International, Inc.*	9,302	170,134
Dean Foods Co.*	2,977	48,674
Diamond Foods, Inc.	2,523	47,483
Dole Food Co., Inc.*	4,070	57,102
Farmer Bros Co.*	701	6,667
Flowers Foods, Inc.	73,510	1,483,432
Fresh Del Monte Produce, Inc.	4,192	107,315
Green Mountain Coffee Roasters, Inc.*	2,410	57,237
Griffin Land & Nurseries, Inc.	284	9,579
Ingredion, Inc.	6,730	371,227
John B. Sanfilippo & Son, Inc.*	889	11,575
Omega Protein Corp.*	2,088	14,324
Pilgrim’s Pride Corp.*	1,341	6,853
Post Holdings, Inc.*	135,936	4,086,236
Ralcorp Holdings, Inc.*	11,805	861,765
Seneca Foods Corp., Class A*	1,028	30,696
Smart Balance, Inc.*	6,662	80,477
Smithfield Foods, Inc.*	17,091	335,838
Snyders-Lance, Inc.	561	14,025
Tootsie Roll Industries, Inc.	141	3,804
TreeHouse Foods, Inc.*	1,344	70,560
Westway Group, Inc.*	1,152	7,131

		13,741,969

Household Products (0.7%)
Central Garden & Pet Co., Class A*	3,749	45,288
Energizer Holdings, Inc.	51,188	3,819,137
Harbinger Group, Inc.*	4,718	39,773
Oil-Dri Corp. of America	571	13,213
Orchids Paper Products Co.	315	5,682
Spectrum Brands Holdings, Inc.	435	17,404

		3,940,497

Personal Products (0.0%)
Elizabeth Arden, Inc.*	423	19,982
Inter Parfums, Inc.	486	8,894
Nature’s Sunshine Products, Inc.	481	7,860
Nutraceutical International Corp.*	981	15,461
Prestige Brands Holdings, Inc.*	1,977	33,530
Revlon, Inc., Class A*	1,328	20,504

		106,231

Tobacco (0.0%)
Alliance One International, Inc.*	9,825	31,735
Universal Corp.	2,624	133,614
Vector Group Ltd.	1,552	25,747

		191,096

Total Consumer Staples		26,135,702

Energy (6.5%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	4,365	198,389
Basic Energy Services, Inc.*	3,517	39,461
Bolt Technology Corp.	953	13,704
Bristow Group, Inc.	3,979	201,139
C&J Energy Services, Inc.*	3,516	69,968
Cal Dive International, Inc.*	10,839	16,584
Dawson Geophysical Co.*	892	22,532
Exterran Holdings, Inc.*	7,357	149,200
Forbes Energy Services Ltd.*	1,620	5,670
Gulf Island Fabrication, Inc.	1,606	44,759
Gulfmark Offshore, Inc., Class A*	21,201	700,481
Heckmann Corp.*	14,163	59,485
Helix Energy Solutions Group, Inc.*	56,708	1,036,055
Helmerich & Payne, Inc.	17,555	835,794
Hercules Offshore, Inc.*	17,942	87,557
Hornbeck Offshore Services, Inc.*	4,012	147,040
Key Energy Services, Inc.*	17,138	119,966
Matrix Service Co.*	2,366	25,009
McDermott International, Inc.*	26,311	321,520
Mitcham Industries, Inc.*	535	8,523

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nabors Industries Ltd.*	32,738	$459,314
Natural Gas Services Group, Inc.*	1,456	21,767
Newpark Resources, Inc.*	10,084	74,722
Oil States International, Inc.*	807	64,124
Parker Drilling Co.*	13,380	56,597
Patterson-UTI Energy, Inc.	17,681	280,067
PHI, Inc. (Non-Voting)*	1,366	42,974
Pioneer Energy Services Corp.*	5,572	43,406
Rowan Cos., plc, Class A*	13,964	471,564
RPC, Inc.	854	10,154
SEACOR Holdings, Inc.*	1,330	110,869
Solar Cayman Ltd.(b)*§†	141,300	14,130
Superior Energy Services, Inc.*	56,351	1,156,323
Tesco Corp.*	3,417	36,494
TETRA Technologies, Inc.*	8,786	53,155
Tidewater, Inc.	5,789	280,940
Union Drilling, Inc.*	1,686	10,942
Unit Corp.*	5,436	225,594
Vantage Drilling Co.*	22,424	41,260
Willbros Group, Inc.*	3,377	18,135

		7,575,367

Oil, Gas & Consumable Fuels (5.1%)
Adams Resources & Energy, Inc.	235	7,167
Alon USA Energy, Inc.	285	3,904
Alpha Natural Resources, Inc.*	24,555	161,326
Amyris, Inc.*	3,376	11,613
Arch Coal, Inc.	23,661	149,774
Berry Petroleum Co., Class A	27,060	1,099,448
Bill Barrett Corp.*	5,361	132,792
Bonanza Creek Energy, Inc.*	952	22,429
BPZ Resources, Inc.*	8,434	24,121
Callon Petroleum Co.*	4,446	27,343
Carrizo Oil & Gas, Inc.*	632	15,806
Cheniere Energy, Inc.*	8,390	130,464
Cimarex Energy Co.	35,025	2,050,714
Clayton Williams Energy, Inc.*	608	31,549
Cloud Peak Energy, Inc.*	6,954	125,867
Comstock Resources, Inc.*	5,477	100,667
Contango Oil & Gas Co.*	128	6,290
CREDO Petroleum Corp.*	275	3,985
Crimson Exploration, Inc.*	2,613	11,158
Crosstex Energy, Inc.	373	5,233
CVR Energy, Inc.*	634	23,299
Delek U.S. Holdings, Inc.	1,944	49,553
Denbury Resources, Inc.*	135,900	2,196,144
Emerald Oil, Inc.*	5,362	4,450
Endeavour International Corp.*	313	3,027
Energen Corp.	22,302	1,168,848
Energy XXI Bermuda Ltd.	2,434	85,068
EPL Oil & Gas, Inc.*	3,149	63,893
EQT Corp.	20,000	1,180,000
EXCO Resources, Inc.	13,647	109,312
Forest Oil Corp.*	13,059	110,349
Frontline Ltd.*	5,737	22,030
GasLog Ltd.*	1,640	18,991
Gastar Exploration Ltd.*	6,938	11,517
Gevo, Inc.*	259	552
Green Plains Renewable Energy, Inc.*	2,837	16,625
Gulfport Energy Corp.*	4,191	131,011
Halcon Resources Corp.*	1,572	11,523
Hallador Energy Co.	647	5,389
Harvest Natural Resources, Inc.*	4,025	35,903
HollyFrontier Corp.	23,332	962,912
Knightsbridge Tankers Ltd.	2,851	18,674
Laredo Petroleum Holdings, Inc.*	199	4,374
Magnum Hunter Resources Corp.*	10,880	48,307
Matador Resources Co.*	307	3,190
McMoRan Exploration Co.*	11,516	135,313
Midstates Petroleum Co., Inc.*	1,515	13,105
Miller Energy Resources, Inc.*	3,264	16,418
Newfield Exploration Co.*	15,118	473,496
Noble Energy, Inc.	38,405	3,560,528
Nordic American Tankers Ltd.	5,988	60,359
Overseas Shipholding Group, Inc.	2,793	18,434
PDC Energy, Inc.*	3,395	107,384
Penn Virginia Corp.	5,163	32,011
PetroQuest Energy, Inc.*	6,411	43,018
Plains Exploration & Production Co.*	120,585	4,518,320
QEP Resources, Inc.	105,000	3,324,300
Quicksilver Resources, Inc.*	13,287	54,344
Range Resources Corp.	14,200	992,154
Renewable Energy Group, Inc.*	675	4,489
Resolute Energy Corp.*	5,486	48,661
REX American Resources Corp.*	576	10,374
Rex Energy Corp.*	4,897	65,375
SandRidge Energy, Inc.*	54,865	382,409
Scorpio Tankers, Inc.*	4,323	25,938
SemGroup Corp., Class A*	4,777	176,032
Ship Finance International Ltd.	5,135	80,722
SM Energy Co.	1,221	66,068
Southwestern Energy Co.*	20,485	712,468
Stone Energy Corp.*	5,537	139,089
Swift Energy Co.*	4,877	101,832
Synergy Resources Corp.*	4,218	17,589
Teekay Corp.	4,028	125,674
Teekay Tankers Ltd., Class A	7,102	26,561
Tesoro Corp.	15,836	663,528
Triangle Petroleum Corp.*	5,006	35,843
Ultra Petroleum Corp.*	17,178	377,572
Uranium Energy Corp.*	5,079	13,256
W&T Offshore, Inc.	3,644	68,434
Warren Resources, Inc.*	6,363	19,344
Western Refining, Inc.	2,703	70,765
Westmoreland Coal Co.*	1,233	12,244
Whiting Petroleum Corp.*	15,215	720,887
World Fuel Services Corp.	5,570	198,348
WPX Energy, Inc.*	22,515	373,524
ZaZa Energy Corp.*	1,479	4,393

		28,297,194

Total Energy		35,872,561

Financials (21.2%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	1,467	180,441
American Capital Ltd.*	37,443	424,604
Apollo Investment Corp.	23,015	181,128
Ares Capital Corp.	58,690	1,005,947
Arlington Asset Investment Corp., Class A	946	22,572
Artio Global Investors, Inc.	3,404	10,144
BlackRock Kelso Capital Corp.	8,351	81,172
Calamos Asset Management, Inc., Class A	2,247	26,155
Capital Southwest Corp.	328	36,720
CIFC Corp.*	740	5,417
Cowen Group, Inc., Class A*	9,819	26,511
Duff & Phelps Corp., Class A	2,538	34,542
E*TRADE Financial Corp.*	31,929	281,294
Evercore Partners, Inc., Class A	2,945	79,515
FBR & Co.*	3,871	11,961

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B	1,738	$35,959
Fidus Investment Corp.	1,057	17,652
Fifth Street Finance Corp.	9,402	103,234
FXCM, Inc., Class A	2,533	24,190
GFI Group, Inc.	7,794	24,785
Gladstone Capital Corp.	2,488	21,770
Gladstone Investment Corp.	2,626	20,535
Golub Capital BDC, Inc.	1,632	25,949
GSV Capital Corp.*	2,191	18,908
Harris & Harris Group, Inc.*	3,716	14,084
Hercules Technology Growth Capital, Inc.	5,658	62,295
HFF, Inc., Class A*	551	8,210
Horizon Technology Finance Corp.	849	13,720
ICG Group, Inc.*	3,888	39,502
INTL FCStone, Inc.*	1,576	30,039
Investment Technology Group, Inc.*	4,414	38,402
Janus Capital Group, Inc.	21,120	199,373
Jefferies Group, Inc.	15,978	218,739
JMP Group, Inc.	1,778	9,761
KBW, Inc.	3,942	64,925
KCAP Financial, Inc.	2,525	23,381
Knight Capital Group, Inc., Class A*	11,218	30,064
Legg Mason, Inc.	15,754	388,809
LPL Financial Holdings, Inc.	778	22,204
Main Street Capital Corp.	2,907	85,786
Manning & Napier, Inc.	1,522	18,553
MCG Capital Corp.	8,655	39,900
Medallion Financial Corp.	2,062	24,352
Medley Capital Corp.	2,485	34,964
MVC Capital, Inc.	2,705	34,624
New Mountain Finance Corp.	1,464	21,696
NGP Capital Resources Co.	2,550	19,023
Oppenheimer Holdings, Inc., Class A	1,234	19,682
PennantPark Investment Corp.	6,354	67,416
Piper Jaffray Cos., Inc.*	1,582	40,262
Prospect Capital Corp.	16,781	193,317
Pzena Investment Management, Inc., Class A	474	2,469
Raymond James Financial, Inc.	43,259	1,585,442
Safeguard Scientifics, Inc.*	2,362	37,060
Solar Capital Ltd.	4,238	97,135
Solar Senior Capital Ltd.	1,022	18,304
Stifel Financial Corp.*	3,120	104,832
SWS Group, Inc.*	3,064	18,721
TCP Capital Corp.	645	10,294
THL Credit, Inc.	1,301	18,253
TICC Capital Corp.	4,489	46,686
Triangle Capital Corp.	3,122	80,110
Virtus Investment Partners, Inc.*	322	27,692
Walter Investment Management Corp.*	3,264	120,801

		6,631,987

Commercial Banks (5.7%)
1st Source Corp.	1,689	37,614
1st United Bancorp, Inc./Florida*	3,392	21,878
Access National Corp.	801	10,942
Alliance Financial Corp./New York	570	22,920
American National Bankshares, Inc.	862	19,473
Ameris Bancorp*	2,707	34,081
Ames National Corp.	899	18,735
Arrow Financial Corp.	1,085	27,125
Associated Banc-Corp.	19,523	257,118
BancFirst Corp.	738	31,704
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,234	71,439
Bancorp, Inc./Delaware*	3,300	33,891
BancorpSouth, Inc.	10,518	155,035
Bank of Hawaii Corp.	5,125	233,803
Bank of Kentucky Financial Corp.	691	19,168
Bank of Marin Bancorp/California	490	20,830
Bank of the Ozarks, Inc.	913	31,471
BankUnited, Inc.	3,934	96,816
Banner Corp.	2,097	56,829
Bar Harbor Bankshares	433	15,475
BBCN Bancorp, Inc.*	8,922	112,506
Berkshire Bancorp, Inc./New York*	458	3,769
BOK Financial Corp.	20,936	1,237,318
Boston Private Financial Holdings, Inc.	8,914	85,485
Bridge Bancorp, Inc.	957	22,308
Bridge Capital Holdings*	795	12,291
Bryn Mawr Bank Corp.	1,293	29,015
BSB Bancorp, Inc./Massachusetts*	931	12,010
C&F Financial Corp.	358	14,087
Camden National Corp.	864	32,003
Capital Bank Financial Corp., Class A*	278	5,005
Capital City Bank Group, Inc.*	1,349	14,353
CapitalSource, Inc.	26,313	199,453
Cardinal Financial Corp.	3,301	47,204
Cascade Bancorp*	582	3,073
Cathay General Bancorp	8,793	151,767
Center Bancorp, Inc.	956	11,396
Centerstate Banks, Inc.	3,310	29,525
Central Pacific Financial Corp.*	2,437	34,849
Century Bancorp, Inc./Massachusetts, Class A	423	13,502
Chemical Financial Corp.	3,127	75,673
Citizens & Northern Corp.	1,354	26,552
Citizens Republic Bancorp, Inc.*	4,529	87,636
City Holding Co.	1,678	60,140
City National Corp./California	16,348	842,085
CNB Financial Corp./Pennsylvania	1,475	25,827
CoBiz Financial, Inc.	3,783	26,481
Columbia Banking System, Inc.	4,507	83,560
Comerica, Inc.	55,500	1,723,275
Commerce Bancshares, Inc./Missouri	24,897	1,004,096
Community Bank System, Inc.	4,500	126,855
Community Trust Bancorp, Inc.	1,593	56,607
Crescent Financial Bancshares, Inc.*	335	1,524
Cullen/Frost Bankers, Inc.	19,376	1,112,764
CVB Financial Corp.	10,034	119,806
Eagle Bancorp, Inc.*	1,845	30,848
East West Bancorp, Inc.	56,129	1,185,444
Enterprise Bancorp, Inc./Massachusetts	694	11,854
Enterprise Financial Services Corp.	2,021	27,486
F.N.B. Corp./Pennsylvania	15,618	175,078
Farmers National Banc Corp.	2,043	13,198
Fidelity Southern Corp.	1,077	10,188
Financial Institutions, Inc.	1,520	28,333
First Bancorp, Inc./Maine	1,053	18,480
First Bancorp/North Carolina	1,816	20,938
First BanCorp/Puerto Rico*	7,833	34,622
First Busey Corp.	8,423	41,104
First California Financial Group, Inc.*	2,552	17,762
First Citizens BancShares, Inc./North Carolina, Class A	581	94,645

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
First Commonwealth Financial Corp.	11,952	$84,262
First Community Bancshares, Inc./Virginia	1,884	28,750
First Connecticut Bancorp, Inc./Connecticut	2,008	27,128
First Financial Bancorp	6,670	112,790
First Financial Bankshares, Inc.	3,563	128,375
First Financial Corp./Indiana	1,260	39,488
First Horizon National Corp.	28,023	269,861
First Interstate Bancsystem, Inc.	1,881	28,140
First Merchants Corp.	3,272	49,113
First Midwest Bancorp, Inc./Illinois	8,552	107,328
First Niagara Financial Group, Inc.	223,549	1,808,511
First of Long Island Corp.	735	22,645
First Republic Bank/California	29,223	1,007,025
FirstMerit Corp.	12,286	180,973
FNB United Corp.*	262	3,113
Fulton Financial Corp.	22,416	221,022
German American Bancorp, Inc.	1,411	34,033
Glacier Bancorp, Inc.	8,186	127,538
Great Southern Bancorp, Inc.	1,136	35,114
Guaranty Bancorp*	8,362	16,891
Hancock Holding Co.	8,556	264,808
Hanmi Financial Corp.*	3,572	45,757
Heartland Financial USA, Inc.	1,683	45,895
Heritage Commerce Corp.*	2,485	17,246
Heritage Financial Corp./Washington	1,724	25,912
Heritage Oaks Bancorp*	2,220	12,787
Home BancShares, Inc./Arkansas	2,516	85,770
HomeTrust Bancshares, Inc.*	2,377	31,495
Horizon Bancorp/Indiana	412	11,775
Hudson Valley Holding Corp.	1,751	29,855
Huntington Bancshares, Inc./Ohio	135,025	931,672
IBERIABANK Corp.	3,365	154,117
Independent Bank Corp./Massachusetts	2,470	74,322
International Bancshares Corp.	6,048	115,214
Investors Bancorp, Inc.*	4,278	78,031
KeyCorp	85,265	745,216
Lakeland Bancorp, Inc.	3,030	31,361
Lakeland Financial Corp.	1,860	51,336
MainSource Financial Group, Inc.	2,280	29,275
MB Financial, Inc.	6,240	123,240
Mercantile Bank Corp.*	960	16,454
Merchants Bancshares, Inc.	576	17,021
Metro Bancorp, Inc.*	1,686	21,362
MetroCorp Bancshares, Inc.*	1,785	18,903
Middleburg Financial Corp.	579	10,283
MidSouth Bancorp, Inc.	912	14,765
MidWestOne Financial Group, Inc.	753	16,220
National Bankshares, Inc./Virginia	660	21,912
National Penn Bancshares, Inc.	121,499	1,106,856
NBT Bancorp, Inc.	3,791	83,667
Northrim BanCorp, Inc.	704	14,179
Old National Bancorp/Indiana	10,765	146,512
OmniAmerican Bancorp, Inc.*	1,274	28,958
Oriental Financial Group, Inc.	4,626	48,666
Pacific Capital Bancorp*	448	20,563
Pacific Continental Corp.	1,974	17,628
Pacific Mercantile Bancorp*	1,162	7,599
PacWest Bancorp	3,433	80,229
Park National Corp.	1,299	90,956
Park Sterling Corp.*	3,889	19,212
Peapack-Gladstone Financial Corp.	1,004	16,405
Penns Woods Bancorp, Inc.	410	18,175
Peoples Bancorp, Inc./Ohio	1,254	28,704
Pinnacle Financial Partners, Inc.*	3,964	76,584
Popular, Inc.*	206,815	3,604,785
Preferred Bank/California*	1,311	18,590
PrivateBancorp, Inc.	6,866	109,787
Prosperity Bancshares, Inc.	5,348	227,932
Renasant Corp.	2,863	56,129
Republic Bancorp, Inc./Kentucky, Class A	1,102	24,189
S&T Bancorp, Inc.	3,242	57,092
Sandy Spring Bancorp, Inc.	2,757	53,072
SCBT Financial Corp.	1,718	69,201
Seacoast Banking Corp. of Florida*	8,628	13,719
Sierra Bancorp	1,407	17,250
Signature Bank/New York*	24,553	1,647,015
Simmons First National Corp., Class A	1,952	47,541
Southside Bancshares, Inc.	1,992	43,446
Southwest Bancorp, Inc./Oklahoma*	2,138	23,197
State Bank Financial Corp.	3,695	60,931
StellarOne Corp.	2,589	34,071
Sterling Bancorp/New York	3,502	34,740
Sterling Financial Corp./Washington	3,036	67,612
Suffolk Bancorp*	1,187	17,401
Sun Bancorp, Inc./New Jersey*	4,751	16,011
SunTrust Banks, Inc.	17,880	505,468
Susquehanna Bancshares, Inc.	20,994	219,597
SVB Financial Group*	4,988	301,574
SY Bancorp, Inc.	1,369	32,391
Synovus Financial Corp.	88,494	209,731
Taylor Capital Group, Inc.*	1,848	31,638
TCF Financial Corp.	18,451	220,305
Texas Capital Bancshares, Inc.*	573	28,484
Tompkins Financial Corp.	1,070	43,356
TowneBank/Virginia	3,010	46,143
Trico Bancshares	1,805	29,837
Trustmark Corp.	7,235	176,100
UMB Financial Corp.	3,623	176,368
Umpqua Holdings Corp.	12,425	160,158
Union First Market Bankshares Corp.	2,284	35,539
United Bankshares, Inc./West Virginia	4,678	116,529
United Community Banks, Inc./Georgia*	4,732	39,701
Univest Corp. of Pennsylvania	1,880	33,840
Valley National Bancorp	22,166	222,103
Virginia Commerce Bancorp, Inc.*	3,084	26,985
Washington Banking Co.	1,686	23,891
Washington Trust Bancorp, Inc.	1,633	42,899
Webster Financial Corp.	8,049	190,761
WesBanco, Inc.	2,663	55,151
West Bancorp, Inc.	1,860	22,413
West Coast Bancorp/Oregon*	2,196	49,454
Westamerica Bancorp	1,430	67,282
Western Alliance Bancorp*	22,684	231,377
Wilshire Bancorp, Inc.*	7,020	44,226
Wintrust Financial Corp.	34,125	1,282,076
Zions Bancorp	56,412	1,165,190

		31,623,402

Consumer Finance (0.0%)
Cash America International, Inc.	1,967	75,867
DFC Global Corp.*	1,103	18,917
EZCORP, Inc., Class A*	1,710	39,210
First Marblehead Corp.*	7,162	7,520
Nelnet, Inc., Class A	2,745	65,166

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Nicholas Financial, Inc.	1,007	$13,001

		219,681

Diversified Financial Services (0.1%)
California First National Bancorp	157	2,895
CBOE Holdings, Inc.	1,312	38,599
Gain Capital Holdings, Inc.	1,650	8,134
Marlin Business Services Corp.	904	19,174
MicroFinancial, Inc.	568	5,197
NASDAQ OMX Group, Inc.	13,080	304,699
NewStar Financial, Inc.*	2,997	35,934
PHH Corp.*	6,453	131,319
PICO Holdings, Inc.*	2,589	59,081
Resource America, Inc., Class A	1,255	8,584

		613,616

Insurance (7.4%)
Alleghany Corp.*	7,126	2,458,042
Allied World Assurance Co. Holdings AG	2,028	156,663
Alterra Capital Holdings Ltd.	43,044	1,030,473
American Equity Investment Life Holding Co.	6,822	79,340
American Financial Group, Inc./Ohio	9,565	362,514
American National Insurance Co.	824	59,188
American Safety Insurance Holdings Ltd.*	950	17,755
AMERISAFE, Inc.*	2,076	56,343
Amtrust Financial Services, Inc.	2,593	66,425
Arch Capital Group Ltd.*	54,578	2,274,811
Argo Group International Holdings Ltd.	2,916	94,449
Aspen Insurance Holdings Ltd.	8,046	245,323
Assurant, Inc.	64,185	2,394,100
Assured Guaranty Ltd.	298,313	4,063,023
Axis Capital Holdings Ltd.	12,237	427,316
Baldwin & Lyons, Inc., Class B	976	23,336
Brown & Brown, Inc.	46,996	1,225,186
Citizens, Inc./Texas*	4,356	45,694
CNO Financial Group, Inc.	23,754	229,226
Crawford & Co., Class B	2,859	14,324
Donegal Group, Inc., Class A	771	10,825
Eastern Insurance Holdings, Inc.	688	11,538
EMC Insurance Group, Inc.	522	10,962
Employers Holdings, Inc.	2,876	52,717
Endurance Specialty Holdings Ltd.	4,365	168,052
Enstar Group Ltd.*	964	96,063
Everest Reinsurance Group Ltd.	5,926	633,845
FBL Financial Group, Inc., Class A	1,005	33,366
Fidelity National Financial, Inc., Class A	24,984	534,408
First American Financial Corp.	244,820	5,305,249
Flagstone Reinsurance Holdings S.A.	5,637	48,422
Fortegra Financial Corp.*	805	6,384
Genworth Financial, Inc., Class A*	55,304	289,240
Global Indemnity plc*	967	21,158
Greenlight Capital Reinsurance Ltd., Class A*	2,330	57,667
Hallmark Financial Services*	1,478	12,031
Hanover Insurance Group, Inc.	2,789	103,918
Hartford Financial Services Group, Inc.	126,035	2,450,120
HCC Insurance Holdings, Inc.	60,959	2,065,901
Hilltop Holdings, Inc.*	4,523	57,487
Homeowners Choice, Inc.	644	15,134
Horace Mann Educators Corp.	4,502	81,531
Independence Holding Co.	998	10,050
Infinity Property & Casualty Corp.	1,339	80,862
Investors Title Co.	126	8,220
Kansas City Life Insurance Co.	448	17,261
Kemper Corp.	5,583	171,454
Maiden Holdings Ltd.	5,708	50,744
Markel Corp.*	1,087	498,379
MBIA, Inc.*	336,861	3,412,402
Meadowbrook Insurance Group, Inc.	5,337	41,042
Mercury General Corp.	3,020	116,723
Montpelier Reinsurance Holdings Ltd.	4,966	109,898
National Financial Partners Corp.*	4,612	77,943
National Interstate Corp.	706	18,215
National Western Life Insurance Co., Class A	253	36,242
Navigators Group, Inc.*	674	33,178
Old Republic International Corp.	28,802	267,859
OneBeacon Insurance Group Ltd., Class A	2,611	35,092
PartnerReinsurance Ltd.	10,200	757,656
Phoenix Cos., Inc.*	642	19,690
Platinum Underwriters Holdings Ltd.	3,899	159,352
Presidential Life Corp.	2,369	33,000
Primerica, Inc.	5,334	152,766
ProAssurance Corp.	3,435	310,661
Protective Life Corp.	9,110	238,773
Reinsurance Group of America, Inc.	8,286	479,511
RenaissanceReinsurance Holdings Ltd.	18,716	1,441,881
RLI Corp.	2,372	158,118
Safety Insurance Group, Inc.	1,435	65,838
SeaBright Holdings, Inc.	2,155	23,705
Selective Insurance Group, Inc.	33,906	643,875
StanCorp Financial Group, Inc.	4,960	154,950
State Auto Financial Corp.	1,384	22,684
Stewart Information Services Corp.	2,027	40,824
Symetra Financial Corp.	8,762	107,773
Tower Group, Inc.	1,839	35,658
United Fire Group, Inc.	2,276	57,173
Universal Insurance Holdings, Inc.	1,670	6,429
Validus Holdings Ltd.	8,841	299,798
W. R. Berkley Corp.	12,464	467,275
White Mountains Insurance Group Ltd.	672	344,964
XL Group plc	108,500	2,607,255

		41,004,722

Real Estate Investment Trusts (REITs) (4.9%)
AG Mortgage Investment Trust, Inc. (REIT)	2,714	65,489
Agree Realty Corp. (REIT)	1,436	36,604
Alexandria Real Estate Equities, Inc. (REIT)	7,014	515,669
American Assets Trust, Inc. (REIT)	3,830	102,606
American Campus Communities, Inc. (REIT)	28,794	1,263,481
American Capital Mortgage Investment Corp. (REIT)	4,096	102,932
American Realty Capital Trust, Inc. (REIT)	18,128	212,641
Anworth Mortgage Asset Corp. (REIT)	16,101	109,487
Apartment Investment & Management Co. (REIT), Class A	4,722	122,725
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,238	38,807

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Residential Mortgage, Inc. (REIT)	2,487	$54,813
Ares Commercial Real Estate Corp. (REIT)	869	14,825
ARMOUR Residential REIT, Inc. (REIT)	33,901	259,682
Ashford Hospitality Trust, Inc. (REIT)	6,093	51,181
Associated Estates Realty Corp. (REIT)	3,128	47,420
BioMed Realty Trust, Inc. (REIT)	17,497	327,544
Brandywine Realty Trust (REIT)	16,251	198,100
BRE Properties, Inc. (REIT)	6,235	292,359
Camden Property Trust (REIT)	2,278	146,908
Campus Crest Communities, Inc. (REIT)	4,361	47,099
CapLease, Inc. (REIT)	7,857	40,621
Capstead Mortgage Corp. (REIT)	11,563	155,985
CBL & Associates Properties, Inc. (REIT)	16,701	356,399
Cedar Realty Trust, Inc. (REIT)	6,812	35,967
Chatham Lodging Trust (REIT)	1,730	24,012
Chesapeake Lodging Trust (REIT)	3,762	74,751
Chimera Investment Corp. (REIT)	115,370	312,653
Colonial Properties Trust (REIT)	10,051	211,574
Colony Financial, Inc. (REIT)	3,968	77,297
CommonWealth REIT (REIT)	9,623	140,111
Coresite Realty Corp. (REIT)	1,171	31,547
Corporate Office Properties Trust/Maryland (REIT)	8,172	195,883
Cousins Properties, Inc. (REIT)	530,585	4,212,845
CreXus Investment Corp. (REIT)	7,809	84,415
CubeSmart (REIT)	14,060	180,952
CYS Investments, Inc. (REIT)	19,545	275,389
DCT Industrial Trust, Inc. (REIT)	28,294	183,062
DDR Corp. (REIT)	26,731	410,588
DiamondRock Hospitality Co. (REIT)	21,468	206,737
Digital Realty Trust, Inc. (REIT)	9,800	684,530
Douglas Emmett, Inc. (REIT)	15,805	364,621
Duke Realty Corp. (REIT)	30,144	443,117
DuPont Fabros Technology, Inc. (REIT)	3,735	94,309
Dynex Capital, Inc. (REIT)	6,731	72,358
EastGroup Properties, Inc. (REIT)	286	15,215
Education Realty Trust, Inc. (REIT)	12,496	136,206
Entertainment Properties Trust (REIT)	5,386	239,300
Equity Lifestyle Properties, Inc. (REIT)	850	57,902
Equity One, Inc. (REIT)	6,363	134,005
Excel Trust, Inc. (REIT)	3,918	44,744
Extra Space Storage, Inc. (REIT)	4,391	146,001
Federal Realty Investment Trust (REIT)	1,585	166,900
FelCor Lodging Trust, Inc. (REIT)*	5,780	27,397
First Industrial Realty Trust, Inc. (REIT)*	10,153	133,410
First Potomac Realty Trust (REIT)	5,914	76,172
Franklin Street Properties Corp. (REIT)	8,427	93,287
Getty Realty Corp. (REIT)	2,959	53,114
Gladstone Commercial Corp. (REIT)	1,445	26,386
Glimcher Realty Trust (REIT)	1,736	18,350
Government Properties Income Trust (REIT)	4,422	103,475
Gramercy Capital Corp./New York (REIT)*	5,387	16,215
Gyrodyne Co. of America, Inc. (REIT)*	18	1,955
Hatteras Financial Corp. (REIT)	11,237	316,771
Healthcare Realty Trust, Inc. (REIT)	8,957	206,459
Hersha Hospitality Trust (REIT)	19,762	96,834
Highwoods Properties, Inc. (REIT)	1,680	54,802
Home Properties, Inc. (REIT)	10,804	661,961
Hospitality Properties Trust (REIT)	13,930	331,255
Hudson Pacific Properties, Inc. (REIT)	4,211	77,903
Inland Real Estate Corp. (REIT)	5,106	42,124
Invesco Mortgage Capital, Inc. (REIT)	13,328	268,293
Investors Real Estate Trust (REIT)	9,989	82,609
iStar Financial, Inc. (REIT)*	209,693	1,736,258
Kilroy Realty Corp. (REIT)	7,821	350,224
Kite Realty Group Trust (REIT)	6,488	33,089
LaSalle Hotel Properties (REIT)	9,667	258,012
Lexington Realty Trust (REIT)	13,622	131,589
Liberty Property Trust (REIT)	32,761	1,187,259
LTC Properties, Inc. (REIT)	2,780	88,543
Mack-Cali Realty Corp. (REIT)	9,898	263,287
Medical Properties Trust, Inc. (REIT)	15,656	163,605
MFA Financial, Inc. (REIT)	40,836	347,106
Mid-America Apartment Communities, Inc. (REIT)	288	18,809
Mission West Properties, Inc. (REIT)	2,311	20,106
Monmouth Real Estate Investment Corp. (REIT), Class A	2,805	31,388
National Retail Properties, Inc. (REIT)	12,150	370,575
New York Mortgage Trust, Inc. (REIT)	3,717	26,205
NorthStar Realty Finance Corp. (REIT)	15,516	98,682
One Liberty Properties, Inc. (REIT)	1,404	26,185
Parkway Properties, Inc./Maryland (REIT)	1,902	25,430
Pebblebrook Hotel Trust (REIT)	6,582	153,953
Pennsylvania Real Estate Investment Trust (REIT)	6,397	101,456
PennyMac Mortgage Investment Trust (REIT)	4,866	113,718
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,363	335,754
Post Properties, Inc. (REIT)	3,579	171,649
Potlatch Corp. (REIT)	1,791	66,930
PS Business Parks, Inc. (REIT)	423	28,265
RAIT Financial Trust (REIT)	5,534	29,053
Ramco-Gershenson Properties Trust (REIT)	5,305	66,472
Rayonier, Inc. (REIT)	2,927	143,452
Realty Income Corp. (REIT)	15,101	617,480
Redwood Trust, Inc. (REIT)	9,116	131,817
Regency Centers Corp. (REIT)	4,088	199,208
Resource Capital Corp. (REIT)	9,900	58,212
Retail Opportunity Investments Corp. (REIT)	5,726	73,694
Retail Properties of America, Inc. (REIT), Class A	9,732	110,166
RLJ Lodging Trust (REIT)	12,164	230,021
Rouse Properties, Inc. (REIT)	2,589	37,152
Sabra Health Care REIT, Inc. (REIT)	4,251	85,063
Select Income REIT (REIT)	1,129	27,796

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)	20,066	$437,037
Sovran Self Storage, Inc. (REIT)	4,949	286,300
STAG Industrial, Inc. (REIT)	3,526	57,333
Strategic Hotels & Resorts, Inc. (REIT)*	3,291	19,779
Summit Hotel Properties, Inc. (REIT)	3,466	29,600
Sunstone Hotel Investors, Inc. (REIT)*	15,391	169,301
Taubman Centers, Inc. (REIT)	4,593	352,421
Terreno Realty Corp. (REIT)	1,582	24,996
Two Harbors Investment Corp. (REIT)	32,212	378,491
UMH Properties, Inc. (REIT)	1,398	16,734
Universal Health Realty Income Trust (REIT)	605	27,818
Urstadt Biddle Properties, Inc. (REIT), Class A	618	12,502
Washington Real Estate Investment Trust (REIT)	5,266	141,234
Weingarten Realty Investors (REIT)	13,733	386,035
Western Asset Mortgage Capital Corp. (REIT)	955	21,201
Whitestone REIT (REIT)	1,587	20,948
Winthrop Realty Trust (REIT)	3,348	36,091

		26,884,624

Real Estate Management & Development (1.2%)
Alexander & Baldwin, Inc.*	4,410	130,227
AV Homes, Inc.*	1,057	15,686
Consolidated-Tomoka Land Co.	508	16,708
Forest City Enterprises, Inc., Class A*	16,100	255,185
Forestar Group, Inc.*	3,946	65,740
Howard Hughes Corp.*	80,071	5,689,045
Jones Lang LaSalle, Inc.	4,894	373,657
Kennedy-Wilson Holdings, Inc.	4,881	68,188
St. Joe Co.*	6,373	124,273
Thomas Properties Group, Inc.	3,588	20,882

		6,759,591

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	9,911	97,921
Bank Mutual Corp.	5,386	24,506
BankFinancial Corp.	2,429	21,351
Beneficial Mutual Bancorp, Inc.*	3,358	32,103
Berkshire Hills Bancorp, Inc.	2,487	56,903
BofI Holding, Inc.*	1,130	29,437
Brookline Bancorp, Inc.	7,886	69,555
Cape Bancorp, Inc.*	1,407	13,170
Capitol Federal Financial, Inc.	18,315	219,047
Charter Financial Corp./Georgia	795	7,751
Clifton Savings Bancorp, Inc.	909	9,999
Dime Community Bancshares, Inc.	3,595	51,912
Doral Financial Corp.*	15,247	14,343
ESB Financial Corp.	1,192	16,640
ESSA Bancorp, Inc.	1,023	10,629
EverBank Financial Corp.	2,574	35,444
Farmer Mac, Class C	1,129	29,060
First Defiance Financial Corp.	1,184	20,436
First Federal Bancshares of Arkansas, Inc.*	263	2,570
First Financial Holdings, Inc.	1,948	25,305
First Financial Northwest, Inc.*	1,734	13,959
First PacTrust Bancorp, Inc.	1,103	13,799
Flushing Financial Corp.	3,523	55,663
Fox Chase Bancorp, Inc.	1,397	21,821
Franklin Financial Corp./Virginia*	1,687	28,780
Heritage Financial Group, Inc.	831	10,919
Hingham Institution for Savings	127	8,183
Home Bancorp, Inc.*	789	14,194
Home Federal Bancorp, Inc./Idaho	1,824	20,648
Home Loan Servicing Solutions Ltd.	1,533	24,942
HomeStreet, Inc.*	488	18,573
Hudson City Bancorp, Inc.	59,856	476,454
Kaiser Federal Financial Group, Inc.	954	14,396
Kearny Financial Corp.	1,819	17,717
Meridian Interstate Bancorp, Inc.*	954	15,741
MGIC Investment Corp.*	495,369	757,915
NASB Financial, Inc.*	461	11,451
Northfield Bancorp, Inc./New Jersey	1,673	26,801
Northwest Bancshares, Inc.	11,080	135,508
OceanFirst Financial Corp.	1,608	23,589
Ocwen Financial Corp.*	11,351	311,131
Oritani Financial Corp.	3,388	50,989
Peoples Federal Bancshares, Inc.	678	11,716
People’s United Financial, Inc.	31,315	380,164
Provident Financial Holdings, Inc.	1,085	15,418
Provident Financial Services, Inc.	6,842	108,035
Provident New York Bancorp	4,099	38,572
Radian Group, Inc.	15,124	65,638
Rockville Financial, Inc.	3,234	39,617
Roma Financial Corp.	898	7,992
SI Financial Group, Inc.	1,182	13,853
Territorial Bancorp, Inc.	1,218	27,953
TFS Financial Corp.*	9,134	82,845
Tree.com, Inc.*	233	3,651
TrustCo Bank Corp./New York	10,535	60,260
United Financial Bancorp, Inc.	1,756	25,409
ViewPoint Financial Group, Inc.	3,877	74,322
Walker & Dunlop, Inc.*	1,311	20,150
Washington Federal, Inc.	12,134	202,395
Waterstone Financial, Inc.*	759	3,939
Westfield Financial, Inc.	2,906	21,766
WSFS Financial Corp.	855	35,294

		4,100,244

Total Financials		117,837,867

Health Care (6.1%)
Biotechnology (0.3%)
Agenus, Inc.*	975	4,495
AMAG Pharmaceuticals, Inc.*	513	9,101
Arena Pharmaceuticals, Inc.*	2,796	23,263
Astex Pharmaceuticals*	10,470	32,143
AVEO Pharmaceuticals, Inc.*	338	3,519
Codexis, Inc.*	2,891	8,760
Curis, Inc.*	2,037	8,433
Cytori Therapeutics, Inc.*	1,483	6,540
Dynavax Technologies Corp.*	2,271	10,810
Emergent Biosolutions, Inc.*	2,335	33,180
Enzon Pharmaceuticals, Inc.*	4,791	33,345
Geron Corp.*	14,772	25,112
GTx, Inc.*	663	3,036
Idenix Pharmaceuticals, Inc.*	980	4,479
Immunogen, Inc.*	2,069	30,207
InterMune, Inc.*	3,274	29,368
Lexicon Pharmaceuticals, Inc.*	12,787	29,666
Maxygen, Inc.	3,001	7,923
Momenta Pharmaceuticals, Inc.*	3,260	47,498
Myriad Genetics, Inc.*	49,915	1,347,206
NPS Pharmaceuticals, Inc.*	3,273	30,275
PDL BioPharma, Inc.	2,241	17,233

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Repligen Corp.*	456	$2,718
Rigel Pharmaceuticals, Inc.*	1,501	15,385
Targacept, Inc.*	3,045	14,890
Vical, Inc.*	941	4,065
XOMA Corp.*	848	3,129

		1,785,779

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	8,980	175,020
Alphatec Holdings, Inc.*	6,446	10,636
AngioDynamics, Inc.*	2,805	34,221
ArthroCare Corp.*	544	17,626
Boston Scientific Corp.*	250,380	1,437,181
CareFusion Corp.*	41,655	1,182,585
Cerus Corp.*	623	2,118
CONMED Corp.	3,219	91,742
Cooper Cos., Inc.	3,747	353,942
CryoLife, Inc.	3,037	20,409
Cynosure, Inc., Class A*	551	14,535
Derma Sciences, Inc.*	969	10,058
Exactech, Inc.*	745	13,283
Greatbatch, Inc.*	44,455	1,081,590
Hill-Rom Holdings, Inc.	6,922	201,153
Hologic, Inc.*	29,702	601,169
ICU Medical, Inc.*	139	8,407
Integra LifeSciences Holdings Corp.*	954	39,209
Invacare Corp.	3,597	50,862
Merit Medical Systems, Inc.*	4,487	66,991
Natus Medical, Inc.*	1,307	17,083
NuVasive, Inc.*	3,693	84,607
Orthofix International N.V.*	427	19,108
Palomar Medical Technologies, Inc.*	2,281	21,533
PhotoMedex, Inc.*	225	3,164
Rochester Medical Corp.*	193	2,279
RTI Biologics, Inc.*	5,712	23,819
Sirona Dental Systems, Inc.*	5,143	292,945
Solta Medical, Inc.*	7,251	22,768
STERIS Corp.	1,717	60,902
SurModics, Inc.*	1,356	27,418
Symmetry Medical, Inc.*	2,909	28,770
Teleflex, Inc.	4,589	315,907
Tornier N.V.*	511	9,683
West Pharmaceutical Services, Inc.	1,392	73,873
Wright Medical Group, Inc.*	4,471	98,854
Young Innovations, Inc.	338	13,216
Zeltiq Aesthetics, Inc.*	1,127	6,356

		6,535,022

Health Care Providers & Services (2.4%)
Almost Family, Inc.*	909	19,344
Amedisys, Inc.*	3,368	46,512
AMERIGROUP Corp.*	1,622	148,300
AMN Healthcare Services, Inc.*	2,086	20,985
Amsurg Corp.*	2,434	69,077
Assisted Living Concepts, Inc., Class A	2,163	16,504
BioScrip, Inc.*	3,602	32,814
Brookdale Senior Living, Inc.*	10,902	253,145
Capital Senior Living Corp.*	471	6,815
Chindex International, Inc.*	1,291	13,336
Community Health Systems, Inc.*	45,611	1,329,105
Coventry Health Care, Inc.	15,065	628,060
Cross Country Healthcare, Inc.*	2,889	13,636
DaVita, Inc.*	9,100	942,851
Ensign Group, Inc.	736	22,525
ExamWorks Group, Inc.*	2,690	40,135
Five Star Quality Care, Inc.*	5,040	25,754
Gentiva Health Services, Inc.*	3,367	38,114
Hanger, Inc.*	17,778	507,206
Health Management Associates, Inc., Class A*	28,864	242,169
Health Net, Inc.*	9,343	210,311
HealthSouth Corp.*	1,722	41,431
Healthways, Inc.*	3,786	44,334
Kindred Healthcare, Inc.*	6,020	68,508
Laboratory Corp. of America Holdings*	7,800	721,266
LHC Group, Inc.*	1,674	30,919
LifePoint Hospitals, Inc.*	27,095	1,159,124
Magellan Health Services, Inc.*	2,907	150,030
MEDNAX, Inc.*	20,121	1,498,009
Molina Healthcare, Inc.*	3,121	78,493
National Healthcare Corp.	1,173	55,999
Omnicare, Inc.	12,681	430,774
Owens & Minor, Inc.	1,045	31,225
Patterson Cos., Inc.	751	25,714
PDI, Inc.*	988	7,874
PharMerica Corp.*	3,343	42,322
Providence Service Corp.*	1,094	14,211
Quest Diagnostics, Inc.	53,705	3,406,508
Select Medical Holdings Corp.*	3,886	43,640
Skilled Healthcare Group, Inc., Class A*	176	1,132
Sun Healthcare Group, Inc.*	2,970	25,141
Sunrise Senior Living, Inc.*	1,299	18,537
Tenet Healthcare Corp.*	44,230	277,322
Triple-S Management Corp., Class B*	2,205	46,085
Universal American Corp.*	4,250	39,270
Universal Health Services, Inc., Class B	9,447	432,011
Vanguard Health Systems, Inc.*	538	6,655
VCA Antech, Inc.*	9,832	193,985
WellCare Health Plans, Inc.*	2,495	141,092

		13,658,309

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	19,160	238,159
Epocrates, Inc.*	1	12
Greenway Medical Technologies*	214	3,659
MedAssets, Inc.*	4,424	78,747
Mediware Information Systems*	139	3,046
Merge Healthcare, Inc.*	1,542	5,906
Omnicell, Inc.*	3,348	46,537
Vocera Communications, Inc.*	453	14,002

		390,068

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	7,975	34,532
Bio-Rad Laboratories, Inc., Class A*	2,269	242,148
Cambrex Corp.*	1,648	19,331
Charles River Laboratories International, Inc.*	2,044	80,942
Covance, Inc.*	5,797	270,662
Harvard Bioscience, Inc.*	2,608	11,032
Life Technologies Corp.*	28,050	1,371,084
Pacific Biosciences of California, Inc.*	4,106	7,514
PerkinElmer, Inc.	77,924	2,296,420
QIAGEN N.V.*	26,427	489,164
Sequenom, Inc.*	3,120	11,013

		4,833,842

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.2%)
AVANIR Pharmaceuticals, Inc., Class A*	966	$3,091
Cornerstone Therapeutics, Inc.*	840	4,309
Cumberland Pharmaceuticals, Inc.*	586	3,786
Endo Health Solutions, Inc.*	4,881	154,825
Forest Laboratories, Inc.*	97,975	3,488,890
Hi-Tech Pharmacal Co., Inc.*	758	25,097
Horizon Pharma, Inc.*	1,060	3,678
Lannett Co., Inc.*	1,791	8,651
Nektar Therapeutics*	3,788	40,456
Par Pharmaceutical Cos., Inc.*	1,020	50,980
Supernus Pharmaceuticals, Inc.*	397	4,585
Transcept Pharmaceuticals, Inc.*	1,228	6,521
ViroPharma, Inc.*	7,816	236,199
Watson Pharmaceuticals, Inc.*	28,200	2,401,512
XenoPort, Inc.*	669	7,667

		6,440,247

Total Health Care		33,643,267

Industrials (12.7%)
Aerospace & Defense (1.1%)
AAR Corp.	4,553	74,760
Aerovironment, Inc.*	792	18,588
Alliant Techsystems, Inc.	3,748	187,812
American Science & Engineering, Inc.	720	47,239
API Technologies Corp.*	3,636	10,435
Ceradyne, Inc.	2,764	67,525
Cubic Corp.	836	41,850
Curtiss-Wright Corp.	5,326	174,160
DigitalGlobe, Inc.*	1,264	25,773
Esterline Technologies Corp.*	3,488	195,816
Exelis, Inc.	311,754	3,223,536
GenCorp, Inc.*	1,464	13,893
GeoEye, Inc.*	1,732	45,777
Hexcel Corp.*	26,100	626,922
Huntington Ingalls Industries, Inc.*	5,576	234,471
KEYW Holding Corp.*	1,261	15,763
Kratos Defense & Security Solutions, Inc.*	4,451	25,994
LMI Aerospace, Inc.*	891	18,212
Moog, Inc., Class A*	4,498	170,339
National Presto Industries, Inc.	484	35,274
Orbital Sciences Corp.*	6,695	97,479
SIFCO Industries, Inc.	149	2,712
Spirit AeroSystems Holdings, Inc., Class A*	10,413	231,273
Sypris Solutions, Inc.	339	2,421
Teledyne Technologies, Inc.*	2,730	173,055
Triumph Group, Inc.	3,710	231,986

		5,993,065

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	6,036	26,558
Atlas Air Worldwide Holdings, Inc.*	27,243	1,406,556
Hub Group, Inc., Class A*	57,870	1,717,582
Pacer International, Inc.*	3,384	13,468
Park-Ohio Holdings Corp.*	107	2,319
UTi Worldwide, Inc.	11,467	154,461

		3,320,944

Airlines (0.8%)
Alaska Air Group, Inc.*	36,452	1,278,007
Copa Holdings S.A., Class A	712	57,864
Hawaiian Holdings, Inc.*	2,641	14,763
JetBlue Airways Corp.*	26,505	126,959
Republic Airways Holdings, Inc.*	2,471	11,441
SkyWest, Inc.	5,353	55,297
Southwest Airlines Co.	308,283	2,703,642
Spirit Airlines, Inc.*	26,600	454,328

		4,702,301

Building Products (1.3%)
A.O. Smith Corp.	3,172	182,517
Ameresco, Inc., Class A*	558	6,590
American Woodmark Corp.*	897	17,913
Apogee Enterprises, Inc.	3,192	62,627
Fortune Brands Home & Security, Inc.*	47,609	1,285,919
Gibraltar Industries, Inc.*	3,435	44,037
Griffon Corp.	5,195	53,509
Insteel Industries, Inc.	1,799	21,102
NCI Building Systems, Inc.*	2,065	20,712
Owens Corning, Inc.*	13,648	456,662
PGT, Inc.*	987	3,237
Quanex Building Products Corp.	4,155	78,280
Simpson Manufacturing Co., Inc.	3,952	113,106
Universal Forest Products, Inc.	8,631	358,532
USG Corp.*	211,000	4,631,450

		7,336,193

Commercial Services & Supplies (1.5%)
A.T. Cross Co., Class A*	161	1,605
ABM Industries, Inc.	6,071	114,924
ACCO Brands Corp.*	6,952	45,119
American Reprographics Co.*	3,411	14,565
Asset Acceptance Capital Corp.*	1,765	13,167
Asta Funding, Inc.	1,202	11,287
Avery Dennison Corp.	11,589	368,762
Brink’s Co.	40,570	1,042,243
Casella Waste Systems, Inc., Class A*	2,735	11,706
CECO Environmental Corp.	247	2,413
Cenveo, Inc.*	6,186	14,166
Cintas Corp.	6,794	281,611
CompX International, Inc.	140	2,125
Consolidated Graphics, Inc.*	903	23,559
Corrections Corp. of America	66,331	2,218,772
Courier Corp.	1,211	14,798
Covanta Holding Corp.	11,477	196,945
Deluxe Corp.	1,915	58,522
Encore Capital Group, Inc.*	522	14,752
EnergySolutions, Inc.*	6,255	17,076
EnerNOC, Inc.*	1,741	22,598
Ennis, Inc.	2,959	48,557
G&K Services, Inc., Class A	2,129	66,659
GEO Group, Inc.	6,887	190,563
HNI Corp.	268	6,837
Intersections, Inc.	313	3,299
KAR Auction Services, Inc.*	3,295	65,043
Kimball International, Inc., Class B	3,703	45,251
Knoll, Inc.	1,636	22,822
McGrath RentCorp	1,357	35,404
Metalico, Inc.*	4,540	11,622
Mobile Mini, Inc.*	4,329	72,338
Multi-Color Corp.	1,434	33,211
NL Industries, Inc.	687	7,894
Pitney Bowes, Inc.	7,391	102,144
Quad/Graphics, Inc.	2,921	49,540
R.R. Donnelley & Sons Co.	19,988	211,873
Schawk, Inc.	1,407	18,361
Steelcase, Inc., Class A	7,431	73,195
Swisher Hygiene, Inc.*	12,651	17,458
Sykes Enterprises, Inc.*	4,416	59,351

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tetra Tech, Inc.*	53,750	$1,411,475
TMS International Corp., Class A*	745	7,376
TRC Cos., Inc.*	344	2,587
U.S. Ecology, Inc.	751	16,207
UniFirst Corp.	1,650	110,204
United Stationers, Inc.	4,339	112,901
Viad Corp.	2,278	47,519
Waste Connections, Inc.	32,610	986,453

		8,326,859

Construction & Engineering (1.6%)
AECOM Technology Corp.*	12,653	267,737
Aegion Corp.*	3,844	73,651
Argan, Inc.	891	15,548
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	28,271	1,076,842
Comfort Systems USA, Inc.	2,988	32,659
Dycom Industries, Inc.*	502	7,219
EMCOR Group, Inc.	7,483	213,565
Fluor Corp.	18,220	1,025,422
Furmanite Corp.*	4,172	23,697
Granite Construction, Inc.	4,381	125,822
Great Lakes Dredge & Dock Corp.	5,958	45,877
Jacobs Engineering Group, Inc.*	31,600	1,277,588
KBR, Inc.	16,624	495,728
Layne Christensen Co.*	138,253	2,711,141
Michael Baker Corp.*	1,004	23,955
MYR Group, Inc.*	1,035	20,648
Northwest Pipe Co.*	1,036	25,537
Orion Marine Group, Inc.*	2,952	21,933
Pike Electric Corp.*	1,961	15,590
Primoris Services Corp.	2,458	32,077
Quanta Services, Inc.*	23,468	579,660
Shaw Group, Inc.*	7,393	322,483
Sterling Construction Co., Inc.*	1,662	16,587
Tutor Perini Corp.*	4,051	46,343
URS Corp.	8,592	303,384

		8,800,693

Electrical Equipment (0.9%)
A123 Systems, Inc.*	12,067	3,017
American Superconductor Corp.*	3,990	16,558
Babcock & Wilcox Co.*	135,000	3,438,450
Belden, Inc.	578	21,317
Brady Corp., Class A	5,548	162,445
Encore Wire Corp.	1,779	52,054
EnerSys, Inc.*	16,571	584,791
Enphase Energy, Inc.*	295	1,221
Franklin Electric Co., Inc.	139	8,408
FuelCell Energy, Inc.*	12,604	11,091
Generac Holdings, Inc.	1,542	35,296
General Cable Corp.*	5,311	156,037
Global Power Equipment Group, Inc.	1,949	36,037
GrafTech International Ltd.*	13,041	117,239
Hubbell, Inc., Class B	1,156	93,335
II-VI, Inc.*	887	16,871
LSI Industries, Inc.	2,286	15,408
Powell Industries, Inc.*	591	22,854
Preformed Line Products Co.	228	12,383
Regal-Beloit Corp.	4,371	308,068
Vicor Corp.*	1,742	11,619

		5,124,499

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,322	328,238
Seaboard Corp.*	35	79,105
Standex International Corp.	1,103	49,028

		456,371

Machinery (3.5%)
Accuride Corp.*	405,360	1,888,978
Actuant Corp., Class A	6,650	190,323
AGCO Corp.*	10,924	518,671
Alamo Group, Inc.	706	23,849
Albany International Corp., Class A	3,117	68,480
Altra Holdings, Inc.	1,384	25,189
American Railcar Industries, Inc.*	1,070	30,324
Ampco-Pittsburgh Corp.	916	16,900
Astec Industries, Inc.*	2,288	72,324
Barnes Group, Inc.	6,045	151,185
Briggs & Stratton Corp.	5,518	103,021
Cascade Corp.	986	53,974
CIRCOR International, Inc.	1,829	69,045
Colfax Corp.*	3,807	139,603
Columbus McKinnon Corp.*	2,196	33,182
Crane Co.	5,541	221,252
Douglas Dynamics, Inc.	2,495	36,901
Dover Corp.	61,775	3,674,995
Dynamic Materials Corp.	941	14,134
Eastern Co.	669	12,537
Energy Recovery, Inc.*	4,696	13,900
EnPro Industries, Inc.*	1,125	40,511
ESCO Technologies, Inc.	25,464	989,276
Federal Signal Corp.*	6,374	40,284
Flow International Corp.*	4,198	15,533
FreightCar America, Inc.	1,329	23,643
Gardner Denver, Inc.	5,645	341,014
Greenbrier Cos., Inc.*	2,587	41,754
Hardinge, Inc.	1,266	12,976
Harsco Corp.	8,998	184,729
Hurco Cos., Inc.*	773	17,686
IDEX Corp.	7,664	320,125
ITT Corp.	47,380	954,707
Kadant, Inc.*	1,321	30,634
Kaydon Corp.	3,633	81,161
Kennametal, Inc.	36,250	1,344,150
L.B. Foster Co., Class A	1,011	32,696
Lydall, Inc.*	1,902	26,799
Manitowoc Co., Inc.	3,572	47,650
Meritor, Inc.*	8,388	35,565
Met-Pro Corp.	1,609	14,401
Miller Industries, Inc.	1,212	19,453
Mueller Industries, Inc.	2,535	115,266
Mueller Water Products, Inc., Class A	6,137	30,071
Navistar International Corp.*	6,880	145,099
NN, Inc.*	1,904	16,165
Nordson Corp.	524	30,717
Oshkosh Corp.*	10,241	280,911
Parker Hannifin Corp.	8,140	680,341
Pentair, Inc.	23,610	1,050,881
PMFG, Inc.*	2,334	18,882
Rexnord Corp.*	2,582	47,044
Robbins & Myers, Inc.	2,556	152,338
Snap-on, Inc.	5,239	376,527
SPX Corp.	3,935	257,388
Terex Corp.*	12,368	279,269
Timken Co.	20,060	745,430
Toro Co.	18,820	748,660
Trimas Corp.*	291	7,016
Trinity Industries, Inc.	9,002	269,790
Twin Disc, Inc.	953	17,059
WABCO Holdings, Inc.*	528	30,450

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	2,993	$113,225
Xylem, Inc.	79,000	1,986,850

		19,372,893

Marine (0.0%)
Genco Shipping & Trading Ltd.*	3,586	13,197
International Shipholding Corp.	651	10,982
Kirby Corp.*	1,606	88,780
Matson, Inc.	4,447	92,987
Rand Logistics, Inc.*	1,859	13,998

		219,944

Professional Services (0.3%)
CBIZ, Inc.*	4,412	26,560
CDI Corp.	1,289	21,952
CRA International, Inc.*	1,211	20,926
Dolan Co.*	3,413	18,362
Dun & Bradstreet Corp.	1,628	129,621
Equifax, Inc.	1,364	63,535
Franklin Covey Co.*	495	5,940
FTI Consulting, Inc.*	4,697	125,316
GP Strategies Corp.*	169	3,265
Heidrick & Struggles International, Inc.	2,048	26,091
Hill International, Inc.*	2,396	10,447
Hudson Global, Inc.*	3,888	17,340
ICF International, Inc.*	2,262	45,466
Kelly Services, Inc., Class A	3,028	38,153
Kforce, Inc.*	247	2,912
Korn/Ferry International*	5,456	83,640
Manpower, Inc.	8,924	328,403
Navigant Consulting, Inc.*	5,912	65,328
Pendrell Corp.*	17,320	19,572
Resources Connection, Inc.	4,809	63,046
RPX Corp.*	194	2,175
Towers Watson & Co., Class A	6,793	360,369
TrueBlue, Inc.*	1,244	19,556
VSE Corp.	497	12,171
WageWorks, Inc.*	295	5,148

		1,515,294

Road & Rail (0.6%)
Amerco, Inc.	958	101,893
Arkansas Best Corp.	2,855	22,612
Con-way, Inc.	2,863	78,360
Dollar Thrifty Automotive Group, Inc.*	1,510	131,264
Genesee & Wyoming, Inc., Class A*	14,600	976,156
Heartland Express, Inc.	1,153	15,404
Hertz Global Holdings, Inc.*	12,044	165,364
Kansas City Southern	6,300	477,414
Marten Transport Ltd.	1,749	30,730
Patriot Transportation Holding, Inc.*	742	20,687
Quality Distribution, Inc.*	1,585	14,661
RailAmerica, Inc.*	284	7,802
Roadrunner Transportation Systems, Inc.*	708	11,456
Ryder System, Inc.	5,749	224,556
Saia, Inc.*	1,481	29,827
Universal Truckload Services, Inc.	629	10,045
Werner Enterprises, Inc.	34,176	730,341
Zipcar, Inc.*	513	3,991

		3,052,563

Trading Companies & Distributors (0.4%)
Aceto Corp.	2,324	21,962
Air Lease Corp.*	7,653	156,121
Aircastle Ltd.	6,664	75,503
Applied Industrial Technologies, Inc.	371	15,371
BlueLinx Holdings, Inc.*	2,069	4,841
CAI International, Inc.*	880	18,058
Edgen Group, Inc.*	1,276	9,889
GATX Corp.	5,264	223,404
H&E Equipment Services, Inc.	1,448	17,550
Houston Wire & Cable Co.	1,266	13,622
MRC Global, Inc.*	1,011	24,860
Rush Enterprises, Inc., Class A*	3,765	72,514
SeaCube Container Leasing Ltd.	1,103	20,681
TAL International Group, Inc.	32,056	1,089,263
WESCO International, Inc.*	4,903	280,452
Willis Lease Finance Corp.*	639	7,885

		2,051,976

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,563	21,351

Total Industrials		70,294,946

Information Technology (6.6%)
Communications Equipment (0.7%)
Anaren, Inc.*	1,230	24,588
Arris Group, Inc.*	11,166	142,813
Aviat Networks, Inc.*	7,186	17,103
Bel Fuse, Inc., Class B	1,262	23,574
Black Box Corp.	1,968	50,204
Brocade Communications Systems, Inc.*	51,414	304,114
Calix, Inc.*	2,909	18,618
Ciena Corp.*	2,773	37,713
Comtech Telecommunications Corp.	1,942	53,677
Digi International, Inc.*	2,891	29,372
EchoStar Corp., Class A*	3,259	93,403
Emulex Corp.*	9,854	71,047
Finisar Corp.*	10,143	145,045
Globecomm Systems, Inc.*	602	6,712
Harmonic, Inc.*	13,322	60,482
Infinera Corp.*	1,290	7,069
JDS Uniphase Corp.*	25,963	321,552
Juniper Networks, Inc.*	106,705	1,825,722
KVH Industries, Inc.*	274	3,696
Loral Space & Communications, Inc.	80	5,688
NETGEAR, Inc.*	2,377	90,659
Oclaro, Inc.*	8,059	21,759
Oplink Communications, Inc.*	2,152	35,594
Palo Alto Networks, Inc.*	188	11,575
PC-Tel, Inc.	2,032	14,326
Plantronics, Inc.	3,205	113,233
Polycom, Inc.*	19,844	195,860
ShoreTel, Inc.*	644	2,634
Sonus Networks, Inc.*	22,150	41,642
Sycamore Networks, Inc.*	2,351	36,205
Symmetricom, Inc.*	4,743	33,059
Tellabs, Inc.	39,766	140,772
Telular Corp.	707	6,999
Tessco Technologies, Inc.	285	6,033
Westell Technologies, Inc., Class A*	5,497	11,764

		4,004,306

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	3,036	28,721
Diebold, Inc.	6,464	217,901
Electronics for Imaging, Inc.*	4,856	80,658
Imation Corp.*	3,550	19,845
Immersion Corp.*	110	602

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Intermec, Inc.*	5,928	$36,813
Intevac, Inc.*	2,727	16,662
Lexmark International, Inc., Class A	7,931	176,465
OCZ Technology Group, Inc.*	7,626	26,462
QLogic Corp.*	8,335	95,186
Quantum Corp.*	24,989	40,232
Silicon Graphics International Corp.*	3,401	30,949
STEC, Inc.*	3,996	26,973
Super Micro Computer, Inc.*	343	4,126
Synaptics, Inc.*	20,400	490,008

		1,291,603

Electronic Equipment, Instruments & Components (1.1%)
Aeroflex Holding Corp.*	2,227	14,765
Agilysys, Inc.*	1,619	13,923
Amphenol Corp., Class A	15,100	889,088
Anixter International, Inc.	1,259	72,342
Arrow Electronics, Inc.*	12,521	422,083
Audience, Inc.*	582	3,608
Avnet, Inc.*	16,301	474,196
AVX Corp.	5,440	52,170
Benchmark Electronics, Inc.*	6,555	100,095
Brightpoint, Inc.*	7,828	70,295
Checkpoint Systems, Inc.*	4,542	37,608
Coherent, Inc.*	1,903	87,272
CTS Corp.	3,853	38,800
Daktronics, Inc.	3,001	28,540
Echelon Corp.*	1,926	7,396
Electro Rent Corp.	1,873	33,133
Electro Scientific Industries, Inc.	2,619	32,004
Fabrinet*	2,492	28,882
FEI Co.	269	14,392
FLIR Systems, Inc.	3,304	65,997
GSI Group, Inc.*	3,092	27,550
Ingram Micro, Inc., Class A*	16,991	258,773
Insight Enterprises, Inc.*	5,038	88,064
Itron, Inc.*	4,428	191,068
Jabil Circuit, Inc.	63,912	1,196,433
Kemet Corp.*	5,001	22,004
Key Tronic Corp.*	958	9,503
Littelfuse, Inc.	232	13,117
Measurement Specialties, Inc.*	202	6,662
Mercury Computer Systems, Inc.*	3,446	36,597
Methode Electronics, Inc.	4,123	40,034
Molex, Inc.	15,504	407,445
Multi-Fineline Electronix, Inc.*	800	18,040
Newport Corp.*	4,336	47,956
Park Electrochemical Corp.	2,352	58,400
PC Connection, Inc.	873	10,048
Plexus Corp.*	2,237	67,759
Power-One, Inc.*	7,600	42,560
RadiSys Corp.*	2,617	9,421
RealD, Inc.*	710	6,347
Richardson Electronics Ltd.	1,463	17,366
Rofin-Sinar Technologies, Inc.*	3,234	63,807
Rogers Corp.*	1,074	45,495
Sanmina-SCI Corp.*	9,250	78,533
ScanSource, Inc.*	13,509	432,558
SYNNEX Corp.*	3,015	98,229
Tech Data Corp.*	4,516	204,575
TTM Technologies, Inc.*	6,045	57,004
Viasystems Group, Inc.*	423	7,318
Vishay Intertechnology, Inc.*	14,677	144,275
Vishay Precision Group, Inc.*	1,236	17,279
Zygo Corp.*	1,489	27,234

		6,238,043

Internet Software & Services (0.3%)
AOL, Inc.*	8,175	288,005
Bankrate, Inc.*	642	10,002
Bazaarvoice, Inc.*	75	1,136
Blucora, Inc.*	3,841	68,408
Brightcove, Inc.*	26	304
DealerTrack Holdings, Inc.*	524	14,593
Demand Media, Inc.*	860	9,348
Demandware, Inc.*	71	2,254
Digital River, Inc.*	4,187	69,756
EarthLink, Inc.	12,084	86,038
IAC/InterActiveCorp	7,481	389,461
Internap Network Services Corp.*	2,960	20,868
IntraLinks Holdings, Inc.*	4,101	26,821
j2 Global, Inc.	895	29,374
Keynote Systems, Inc.	1,754	25,398
KIT Digital, Inc.*	5,968	17,904
Limelight Networks, Inc.*	6,757	15,811
Marchex, Inc., Class B	2,431	9,286
Market Leader, Inc.*	426	2,854
MeetMe, Inc.*	1,780	5,073
Millennial Media, Inc.*	154	2,210
Monster Worldwide, Inc.*	13,769	100,927
Perficient, Inc.*	855	10,320
QuinStreet, Inc.*	3,710	31,127
RealNetworks, Inc.*	2,465	20,509
support.com, Inc.*	1,505	6,366
TechTarget, Inc.*	1,698	10,035
United Online, Inc.	10,111	55,813
Unwired Planet, Inc.*	590	1,133
ValueClick, Inc.*	3,261	56,057
WebMD Health Corp.*	5,753	80,715

		1,467,906

IT Services (2.3%)
Acxiom Corp.*	27,657	505,293
Alliance Data Systems Corp.*	6,700	951,065
Amdocs Ltd.	43,300	1,428,467
Booz Allen Hamilton Holding Corp.	2,778	38,475
Broadridge Financial Solutions, Inc.	91,335	2,130,846
CACI International, Inc., Class A*	2,785	144,235
CIBER, Inc.*	8,194	28,433
Computer Task Group, Inc.*	390	6,310
Convergys Corp.	13,103	205,324
CoreLogic, Inc.*	12,127	321,729
CSG Systems International, Inc.*	24,511	551,253
DST Systems, Inc.	3,136	177,372
Euronet Worldwide, Inc.*	5,775	108,512
Fiserv, Inc.*	16,700	1,236,301
FleetCor Technologies, Inc.*	25,600	1,146,880
Genpact Ltd.	2,861	47,722
Global Payments, Inc.	21,400	895,162
Lender Processing Services, Inc.	51,200	1,427,968
ManTech International Corp., Class A	2,621	62,904
ModusLink Global Solutions, Inc.*	4,328	15,970
MoneyGram International, Inc.*	1,732	25,876
SAIC, Inc.	20,807	250,516
Sapient Corp.*	101,600	1,083,056
TeleTech Holdings, Inc.*	2,597	44,279
Total System Services, Inc.	2,600	61,620
Unisys Corp.*	2,458	51,176

		12,946,744

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	4,946	$185,673

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	4,516	55,637
Alpha & Omega Semiconductor Ltd.*	1,991	17,143
Amkor Technology, Inc.*	7,937	34,923
ANADIGICS, Inc.*	7,959	11,063
Applied Micro Circuits Corp.*	6,972	35,278
Atmel Corp.*	45,505	239,356
ATMI, Inc.*	3,392	62,989
AuthenTec, Inc.*	436	3,492
Axcelis Technologies, Inc.*	12,541	13,168
AXT, Inc.*	3,613	12,212
Brooks Automation, Inc.	7,482	60,080
CEVA, Inc.*	641	9,218
Cohu, Inc.	2,842	26,686
Cree, Inc.*	13,049	333,141
Cymer, Inc.*	2,430	124,076
Cypress Semiconductor Corp.*	7,091	76,016
Diodes, Inc.*	4,012	68,244
DSP Group, Inc.*	2,433	14,452
Entegris, Inc.*	15,529	126,251
Entropic Communications, Inc.*	9,938	57,839
Exar Corp.*	3,631	29,048
Fairchild Semiconductor International, Inc.*	14,083	184,769
First Solar, Inc.*	6,702	148,416
FormFactor, Inc.*	5,610	31,360
Freescale Semiconductor Ltd.*	361	3,433
FSI International, Inc.*	4,589	28,452
GSI Technology, Inc.*	2,414	11,949
GT Advanced Technologies, Inc.*	2,068	11,271
Inphi Corp.*	1,575	16,790
Integrated Device Technology, Inc.*	16,076	94,527
Integrated Silicon Solution, Inc.*	3,198	29,613
International Rectifier Corp.*	7,858	131,150
Intersil Corp., Class A	14,383	125,851
IXYS Corp.*	2,754	27,320
Kopin Corp.*	7,491	28,166
Lam Research Corp.*	27,500	874,087
Lattice Semiconductor Corp.*	13,347	51,119
Linear Technology Corp.	50,745	1,616,228
LTX-Credence Corp.*	5,545	31,884
MA-COM Technology Solutions Holdings, Inc.*	581	7,379
Mattson Technology, Inc.*	6,547	6,351
MaxLinear, Inc., Class A*	2,024	13,541
MEMC Electronic Materials, Inc.*	20,402	56,106
Mindspeed Technologies, Inc.*	4,024	13,923
MIPS Technologies, Inc.*	1,241	9,171
MKS Instruments, Inc.	5,954	151,767
MoSys, Inc.*	3,682	14,875
Nanometrics, Inc.*	2,664	36,790
NeoPhotonics Corp.*	2,147	12,538
OmniVision Technologies, Inc.*	5,945	82,962
ON Semiconductor Corp.*	51,490	317,693
Pericom Semiconductor Corp.*	2,706	23,502
Photronics, Inc.*	7,004	37,611
PLX Technology, Inc.*	351	2,025
PMC-Sierra, Inc.*	23,018	129,822
QuickLogic Corp.*	866	2,425
Rambus, Inc.*	11,595	64,236
RF Micro Devices, Inc.*	27,681	109,340
Rubicon Technology, Inc.*	1,919	18,384
Rudolph Technologies, Inc.*	3,552	37,296
Sigma Designs, Inc.*	3,794	25,078
Silicon Image, Inc.*	1,499	6,880
Silicon Laboratories, Inc.*	430	15,807
Skyworks Solutions, Inc.*	2,341	55,166
Spansion, Inc., Class A*	5,480	65,322
STR Holdings, Inc.*	3,599	11,157
SunPower Corp.*	2,454	11,068
Supertex, Inc.*	1,228	21,957
Teradyne, Inc.*	18,450	262,359
Tessera Technologies, Inc.	5,887	80,534
TriQuint Semiconductor, Inc.*	19,096	96,435
Ultra Clean Holdings, Inc.*	2,602	14,857
Veeco Instruments, Inc.*	3,278	98,406

		6,769,460

Software (0.7%)
Accelrys, Inc.*	6,354	55,026
ACI Worldwide, Inc.*	— @	8
Actuate Corp.*	424	2,981
Aspen Technology, Inc.*	608	15,717
AVG Technologies N.V.*	75	720
Bottomline Technologies, Inc.*	2,825	69,749
Compuware Corp.*	23,046	228,386
Ebix, Inc.	824	19,455
Envivio, Inc.*	644	1,417
EPIQ Systems, Inc.	3,307	44,380
ePlus, Inc.*	473	18,551
Glu Mobile, Inc.*	407	1,884
Infoblox, Inc.*	96	2,232
JDA Software Group, Inc.*	3,742	118,921
Mentor Graphics Corp.*	4,887	75,651
Nuance Communications, Inc.*	65,100	1,620,339
Pervasive Software, Inc.*	1,348	11,593
Progress Software Corp.*	7,132	152,553
Rosetta Stone, Inc.*	628	8,007
Rovi Corp.*	53,208	772,048
Sapiens International Corp. N.V.*	1,492	5,431
SeaChange International, Inc.*	3,237	25,410
ServiceNow, Inc.*	384	14,853
SS&C Technologies Holdings, Inc.*	2,802	70,638
Synopsys, Inc.*	15,122	499,328
TeleNav, Inc.*	1,896	11,319
TiVo, Inc.*	7,102	74,074
VASCO Data Security International, Inc.*	1,745	16,368

		3,937,039

Total Information Technology		36,840,774

Materials (5.8%)
Chemicals (2.3%)
A. Schulman, Inc.	3,339	79,535
Albemarle Corp.	16,103	848,306
Ashland, Inc.	8,805	630,438
Cabot Corp.	7,182	262,646
Calgon Carbon Corp.*	1,044	14,940
Celanese Corp.	27,800	1,053,898
Chase Corp.	753	13,833
Chemtura Corp.*	379,118	6,528,412
Cytec Industries, Inc.	5,142	336,904
Eastman Chemical Co.	15,500	883,655
Ferro Corp.*	9,814	33,662
FutureFuel Corp.	2,139	25,903
Georgia Gulf Corp.	1,431	51,831
Huntsman Corp.	21,391	319,368
Innospec, Inc.*	2,285	77,507

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Intrepid Potash, Inc.*	3,197	$68,671
Kraton Performance Polymers, Inc.*	3,657	95,448
Kronos Worldwide, Inc.	2,293	34,257
Landec Corp.*	2,208	25,282
LSB Industries, Inc.*	905	39,702
Minerals Technologies, Inc.	2,020	143,279
Olin Corp.	2,866	62,278
OM Group, Inc.*	3,716	68,895
PolyOne Corp.	2,204	36,520
Quaker Chemical Corp.	1,048	48,910
Rockwood Holdings, Inc.	5,446	253,784
RPM International, Inc.	9,107	259,914
Scotts Miracle-Gro Co., Class A	551	23,952
Sensient Technologies Corp.	5,598	205,782
Spartech Corp.*	3,319	17,757
Stepan Co.	54	5,190
TPC Group, Inc.*	411	16,773
Tredegar Corp.	2,697	47,845
W.R. Grace & Co.*	730	43,128
Westlake Chemical Corp.	1,736	126,832
Zep, Inc.	1,436	21,712
Zoltek Cos., Inc.*	3,093	23,785

		12,830,534

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	2,514	208,335
Texas Industries, Inc.*	2,562	104,145
United States Lime & Minerals, Inc.*	19	916

		313,396

Containers & Packaging (1.5%)
AptarGroup, Inc.	4,965	256,740
Bemis Co., Inc.	11,542	363,227
Boise, Inc.	11,396	99,829
Crown Holdings, Inc.*	12,741	468,232
Graphic Packaging Holding Co.*	19,024	110,530
Greif, Inc., Class A	3,483	153,879
Owens-Illinois, Inc.*	4,875	91,455
Packaging Corp. of America	911	33,069
Rock-Tenn Co., Class A	28,627	2,066,297
Sealed Air Corp.	280,879	4,342,389
Sonoco Products Co.	11,231	348,049
UFP Technologies, Inc.*	609	10,712

		8,344,408

Metals & Mining (1.8%)
A.M. Castle & Co.*	1,834	22,907
African Barrick Gold Ltd.	420,000	3,016,705
AK Steel Holding Corp.	10,545	50,616
Allegheny Technologies, Inc.	39,451	1,258,487
AMCOL International Corp.	158	5,353
Carpenter Technology Corp.	17,602	920,937
Century Aluminum Co.*	5,846	41,799
Coeur d’Alene Mines Corp.*	6,036	174,018
Commercial Metals Co.	12,952	170,966
General Moly, Inc.*	6,412	20,326
Globe Specialty Metals, Inc.	6,463	98,367
Gold Reserve, Inc.*	5,175	16,767
Golden Minerals Co.*	3,190	16,652
Golden Star Resources Ltd.*	29,150	57,425
Handy & Harman Ltd.*	124	1,833
Haynes International, Inc.	242	12,620
Hecla Mining Co.	32,095	210,222
Horsehead Holding Corp.*	4,979	46,504
Kaiser Aluminum Corp.	2,186	127,640
Materion Corp.	2,124	50,551
McEwen Mining, Inc.*	22,398	102,807
Metals USA Holdings Corp.*	1,008	13,477
Molycorp, Inc.*	5,918	68,057
Olympic Steel, Inc.	1,106	18,669
Reliance Steel & Aluminum Co.	34,525	1,807,384
Revett Minerals, Inc.*	2,878	10,246
RTI International Metals, Inc.*	3,449	82,569
Schnitzer Steel Industries, Inc., Class A	2,864	80,622
Steel Dynamics, Inc.	19,179	215,380
Stillwater Mining Co.*	12,967	152,881
SunCoke Energy, Inc.*	2,378	38,333
Tahoe Resources, Inc.*	7,125	145,065
Titanium Metals Corp.	8,870	113,802
United States Steel Corp.	16,165	308,266
Universal Stainless & Alloy Products, Inc.*	785	29,163
Vista Gold Corp.*	6,470	23,486
Walter Energy, Inc.	6,984	226,701
Worthington Industries, Inc.	5,917	128,162

		9,885,765

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	1,861	59,664
Clearwater Paper Corp.*	560	23,134
Domtar Corp.	4,036	315,978
KapStone Paper and Packaging Corp.*	4,581	102,568
Louisiana-Pacific Corp.*	15,403	192,537
Neenah Paper, Inc.	725	20,764
P.H. Glatfelter Co.	4,044	72,024
Resolute Forest Products*	9,160	119,080
Schweitzer-Mauduit International, Inc.	936	30,879
Wausau Paper Corp.	259	2,398

		939,026

Total Materials		32,313,129

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Cbeyond, Inc.*	2,922	28,811
Cincinnati Bell, Inc.*	14,344	81,761
Consolidated Communications Holdings, Inc.	1,592	27,367
Fairpoint Communications, Inc.*	475	3,591
Frontier Communications Corp.	112,568	551,583
Hawaiian Telcom Holdco, Inc.*	1,196	21,205
IDT Corp., Class B	163	1,674
inContact, Inc.*	347	2,262
Iridium Communications, Inc.*	4,913	35,963
Level 3 Communications, Inc.*	8,959	205,788
magicJack VocalTec Ltd.*	526	12,903
Neutral Tandem, Inc.*	3,213	30,138
ORBCOMM, Inc.*	2,106	7,876
Premiere Global Services, Inc.*	4,400	41,140
Vonage Holdings Corp.*	9,503	21,667

		1,073,729

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	39,752	53,665
Leap Wireless International, Inc.*	4,578	31,222
MetroPCS Communications, Inc.*	34,060	398,843
NII Holdings, Inc.*	19,070	149,699
Shenandoah Telecommunications Co.	2,688	47,309
Telephone & Data Systems, Inc.	10,560	270,442
U.S. Cellular Corp.*	1,568	61,356
USA Mobility, Inc.	2,422	28,749

		1,041,285

Total Telecommunication Services		2,115,014

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (4.1%)
Electric Utilities (1.6%)
ALLETE, Inc.	4,320	$180,317
Cleco Corp.	31,348	1,315,989
El Paso Electric Co.	4,562	156,249
Empire District Electric Co.	4,797	103,375
Great Plains Energy, Inc.	34,985	778,766
Hawaiian Electric Industries, Inc.	10,770	283,359
IDACORP, Inc.	5,692	246,293
ITC Holdings Corp.	13,000	982,540
MGE Energy, Inc.	2,616	138,622
NV Energy, Inc.	98,247	1,769,428
OGE Energy Corp.	11,114	616,382
Otter Tail Corp.	3,850	91,861
Pepco Holdings, Inc.	25,662	485,012
Pinnacle West Capital Corp.	12,335	651,288
PNM Resources, Inc.	8,952	188,261
Portland General Electric Co.	8,523	230,462
UIL Holdings Corp.	5,723	205,227
Unitil Corp.	1,578	42,953
UNS Energy Corp.	4,550	190,463
Westar Energy, Inc.	14,155	419,837

		9,076,684

Gas Utilities (0.9%)
AGL Resources, Inc.	13,208	540,339
Atmos Energy Corp.	10,089	361,085
Chesapeake Utilities Corp.	1,093	51,764
Delta Natural Gas Co., Inc.	716	13,862
Laclede Group, Inc.	2,570	110,510
National Fuel Gas Co.	8,173	441,669
New Jersey Resources Corp.	4,676	213,787
Northwest Natural Gas Co.	3,050	150,182
Piedmont Natural Gas Co., Inc.	7,459	242,268
Questar Corp.	15,471	314,525
South Jersey Industries, Inc.	2,705	143,176
Southwest Gas Corp.	5,194	229,575
UGI Corp.	61,314	1,946,720
WGL Holdings, Inc.	5,809	233,812

		4,993,274

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	11,676	174,673
Genie Energy Ltd., Class B	1,682	12,060
GenOn Energy, Inc.*	85,900	217,327
NRG Energy, Inc.	25,734	550,450
Ormat Technologies, Inc.	1,456	27,300

		981,810

Multi-Utilities (1.0%)
Alliant Energy Corp.	12,487	541,811
Avista Corp.	6,590	169,627
Black Hills Corp.	4,957	176,320
CH Energy Group, Inc.	1,693	110,401
CMS Energy Corp.	64,320	1,514,736
Integrys Energy Group, Inc.	8,795	459,099
MDU Resources Group, Inc.	21,308	469,628
NorthWestern Corp.	4,139	149,956
SCANA Corp.	13,204	637,357
TECO Energy, Inc.	24,230	429,840
Vectren Corp.	9,211	263,435
Wisconsin Energy Corp.	20,500	772,235

		5,694,445

Water Utilities (0.4%)
American States Water Co.	1,927	85,617
American Water Works Co., Inc.	19,851	735,678
Aqua America, Inc.	47,220	1,169,167
Artesian Resources Corp., Class A	857	19,908
Cadiz, Inc.*	157	1,525
California Water Service Group	2,420	45,133
Connecticut Water Service, Inc.	358	11,420
Consolidated Water Co., Ltd.	1,699	14,051
Middlesex Water Co.	1,752	33,568
SJW Corp.	1,110	28,150
York Water Co.	369	6,767

		2,150,984

Total Utilities		22,897,197

Total Common Stocks (76.6%) (Cost $394,361,230)		425,307,181

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $18,458)	971	16,934

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	3,050	30

Total Investments (76.6%) (Cost $394,379,688)		425,324,145

Other Assets Less Liabilities (23.4%)		130,044,826

Net Assets (100%)		$555,368,971

*	Non-income producing.

†	Securities (totaling $14,160 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

@	Shares are less than 0.5

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	274	December-12	$22,889,333	$22,862,560	$(26,773)
S&P MidCap 400 E-Mini Index	904	December-12	90,335,186	89,179,600	(1,155,586)

					$(1,182,359)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$47,356,724	$—	$—	$47,356,724
Consumer Staples	26,135,702	—	—	26,135,702
Energy	35,858,431	—	14,130	35,872,561
Financials	117,837,867	—	—	117,837,867
Health Care	33,643,267	—	—	33,643,267
Industrials	70,294,946	—	—	70,294,946
Information Technology	36,840,774	—	—	36,840,774
Materials	29,296,424	3,016,705	—	32,313,129
Telecommunication Services	2,115,014	—	—	2,115,014
Utilities	22,897,197	—	—	22,897,197
Investment Companies
Investment Companies	16,934	—	—	16,934
Rights
Information Technology	—	—	30	30

Total Assets	$422,293,280	$3,016,705	$14,160	$425,324,145

Liabilities:
Futures	$(1,182,359)	$—	$—	$(1,182,359)

Total Liabilities	$(1,182,359)	$—	$—	$(1,182,359)

Total	$421,110,921	$3,016,705	$14,160	$424,141,786

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Energy	Investments in Rights-Information Technology
Balance as of 12/31/11	$14,130	$30
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$14,130	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—	$—

Investment security transactions for the nine months ended September 30,2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$227,110,515
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$270,899,962

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,480,995
Aggregate gross unrealized depreciation	(32,216,125)

Net unrealized appreciation	$29,264,870

Federal income tax cost of investments	$396,059,275

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.8%)
Asset-Backed Securities (0.5%)
Aircraft Certificate Owner Trust, Series 2003-1A D
6.455%, 9/20/22§		$475,249	$477,625
Series 2003-1A E
7.001%, 9/20/22§†		3,900,000	3,813,059
American Money Management Corp., Series 2006-6A A1A
0.652%, 5/3/18(l)§		629,025	618,769
Franklin CLO Ltd., Series 5A A2
0.649%, 6/15/18(l)§		1,173,891	1,138,769
Harvest CLO S.A., Series IX A1
0.936%, 3/29/17(l)(m)	EUR	353,852	447,768

			6,495,990

Non-Agency CMO (2.3%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1
3.113%, 9/25/35(l)		$806,699	665,155
Banc of America Funding Corp., Series 2004-A 1A3
5.539%, 9/20/34(l)		803,406	812,270
Banc of America Large Loan, Inc., Series 2010-HLTN
1.971%, 11/15/15(l)§		2,684,444	2,681,365
Banc of America Re-Remic Trust, Series 2009-UB1 A4A
5.707%, 6/24/50(l)§		500,000	566,975
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9 2A1
2.959%, 2/25/34(l)		515,341	512,145
Bear Stearns Alt-A Trust, Series 2005-7 22A1
3.006%, 9/25/35(l)		594,288	450,553
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
6.263%, 12/10/49(l)		2,200,000	2,307,109
Citigroup Mortgage Loan Trust, Inc., Series 2005-3 2A2A
2.679%, 8/25/35(l)		206,020	198,736
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§		2,112,858	2,238,965
Countrywide Alternative Loan Trust, Series 2006-OA22 A1
0.377%, 2/25/47(l)		344,028	249,661
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1 2A
5.695%, 9/15/40(l)§		700,000	801,987
Series 2010-RR1 3A
5.893%, 6/10/49(l)§		700,000	808,674
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		800,000	910,901
EMF-NL B.V., Series 2008-APRX A2
1.286%, 4/17/41(l)(m)	EUR	1,000,000	1,022,507
Granite Master Issuer plc, Series 2006-3 A7
0.319%, 12/20/54(l)		$209,215	205,106
Series 2006-4 A6
0.399%, 12/20/54(l)		557,906	546,930
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1
0.317%, 2/25/37(l)		22,877	21,599
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1 A1
3.177%, 10/25/33(l)		508,077	463,727
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§		1,500,000	1,750,590
Harborview Mortgage Loan Trust, Series 2006-12 2A2A
0.409%, 1/19/38(l)		304,041	218,000
Merrill Lynch Mortgage Investors, Inc., Series 2005-2 3A
1.231%, 10/25/35(l)		332,884	286,880
Morgan Stanley Capital I, Inc., Series 1998-HF2 J
6.010%, 11/15/30§		3,000,000	2,932,493
Morgan Stanley Re-remic Trust, Series 2009-GG10 A4A
5.983%, 8/12/45(l)§		800,000	939,732
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§		1,000,000	1,178,305
RBSCF Trust, Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		800,000	922,476
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§		800,000	911,018
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,000,000	1,153,830
Series 2010-RR4 CMLA
6.204%, 12/16/49(l)§		500,000	593,541
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.469%, 7/19/35(l)		158,785	129,913
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A2
5.500%, 10/15/48		406,774	410,942
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.548%, 8/25/42(l)		61,048	57,794
Series 2005-AR17 A1A1
0.487%, 12/25/45(l)		266,722	234,879

			27,184,758

Total Asset-Backed and Mortgage-Backed Securities			33,680,748

Convertible Bonds (0.1%)
Energy (0.1%)
Metals & Mining (0.0%)
Alpha Appalachia Holdings, Inc.
3.250%, 8/1/15		400,000	369,000

Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35		575,000	547,328

Total Energy			916,328

Total Convertible Bonds			916,328

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (34.7%)
Consumer Discretionary (2.9%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$300,000	$304,685
5.000%, 3/30/20	100,000	114,150

		418,835

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	250,000	266,093

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,450,000	1,547,875

Diversified Consumer Services (0.1%)
ServiceMaster Co.
7.000%, 8/15/20§	1,000,000	1,022,500

Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.
4.500%, 10/15/21	100,000	105,544
Diamond Resorts Corp.
12.000%, 8/15/18	750,000	810,000
Graton Economic Development Authority
9.625%, 9/1/19§	1,325,000	1,378,000
Greektown Superholdings, Inc. Series A
13.000%, 7/1/15	1,200,000	1,296,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	106,064
5.375%, 8/15/21	100,000	112,670
International Game Technology
5.500%, 6/15/20	100,000	109,600
Landry’s, Inc.
9.375%, 5/1/20§	650,000	682,500
Marriott International, Inc.
3.250%, 9/15/22	200,000	200,311
McDonald’s Corp.
5.350%, 3/1/18	100,000	121,977
3.500%, 7/15/20	150,000	168,564
Sabre, Inc.
8.500%, 5/15/19§	650,000	664,625
Starbucks Corp.
6.250%, 8/15/17	100,000	121,796
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	269,733
5.300%, 9/15/19	100,000	117,131

		6,264,515

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	110,092
NVR, Inc.
3.950%, 9/15/22	150,000	153,268
Simmons Bedding Co.
11.250%, 7/15/15§	1,000,000	1,035,500
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	106,828
Whirlpool Corp.
4.850%, 6/15/21	100,000	105,918

		1,511,606

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
11.500%, 10/15/15	925,000	768,906
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	650,000	653,250
Expedia, Inc.
5.950%, 8/15/20	200,000	220,000

		1,642,156

Media (1.6%)
CBS Corp.
8.875%, 5/15/19	100,000	135,130
5.750%, 4/15/20	100,000	120,693
Clear Channel Worldwide Holdings, Inc. Series A
7.625%, 3/15/20	1,000,000	977,500
Comcast Corp.
6.500%, 1/15/15	400,000	449,764
5.900%, 3/15/16	300,000	349,144
6.500%, 1/15/17	300,000	364,794
5.700%, 7/1/19	100,000	121,694
5.150%, 3/1/20	150,000	178,449
3.125%, 7/15/22	250,000	260,394
COX Communications, Inc.
5.450%, 12/15/14	200,000	220,775
5.500%, 10/1/15	100,000	113,066
Crown Media Holdings, Inc.
10.500%, 7/15/19	1,000,000	1,111,250
DCP LLC/DCP Corp.
10.750%, 8/15/15§	775,000	790,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	205,806
5.875%, 10/1/19	300,000	353,672
5.000%, 3/1/21	300,000	337,350
Discovery Communications LLC
3.700%, 6/1/15	150,000	160,263
5.050%, 6/1/20	200,000	233,118
European Media Capital S.A.
10.000%, 2/1/15(b)§	1,984,553	1,845,506
Good Sam Enterprises LLC
11.500%, 12/1/16	1,200,000	1,272,000
infoUSA, Inc.
0.000%, 4/5/18	275,000	275,688
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	1,325,000	1,378,000
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17*(h)	1,916,000	96
NBCUniversal Media LLC
5.150%, 4/30/20	250,000	296,254
4.375%, 4/1/21	400,000	449,842
Network Communications, Inc.
8.600%, 1/14/20 PIK(b)§†	2,126,761	797,535
News America, Inc.
8.000%, 10/17/16	400,000	504,771
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	244,617
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	150,000	191,683
Thomson Reuters Corp.
6.500%, 7/15/18	350,000	437,352
Time Warner Cable, Inc.
3.500%, 2/1/15	100,000	106,038
5.850%, 5/1/17	400,000	476,425
8.250%, 4/1/19	300,000	402,602
5.000%, 2/1/20	200,000	231,697
Time Warner, Inc.
5.875%, 11/15/16	200,000	237,452
4.875%, 3/15/20	500,000	579,150
3.400%, 6/15/22	100,000	106,012

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Viacom, Inc.
4.375%, 9/15/14	$150,000	$160,348
6.250%, 4/30/16	134,000	157,323
5.625%, 9/15/19	250,000	299,196
Walt Disney Co.
4.500%, 12/15/13	408,000	427,461
6.000%, 7/17/17	100,000	122,642
3.750%, 6/1/21	150,000	168,630
Wolverine Healthcare Analytics, Inc.
6.750%, 5/14/17	1,000,000	1,005,000
WPP Finance UK Corp.
5.875%, 6/15/14	200,000	214,324

		18,871,006

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	108,225
Kohl’s Corp.
6.250%, 12/15/17	100,000	122,182
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	173,200
5.900%, 12/1/16	100,000	116,250
Nordstrom, Inc.
6.750%, 6/1/14	100,000	109,918
Target Corp.
1.125%, 7/18/14	105,000	106,154
6.000%, 1/15/18	350,000	435,449

		1,171,378

Specialty Retail (0.2%)
AutoZone, Inc.
6.500%, 1/15/14	100,000	106,706
4.000%, 11/15/20	100,000	108,971
Home Depot, Inc.
5.400%, 3/1/16	450,000	520,294
4.400%, 4/1/21	150,000	176,019
Lowe’s Cos., Inc.
2.125%, 4/15/16	150,000	155,794
4.625%, 4/15/20	250,000	290,252
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	111,017
Staples, Inc.
9.750%, 1/15/14	250,000	276,200

		1,745,253

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	121,345

Total Consumer Discretionary		34,582,562

Consumer Staples (2.7%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	200,000	211,431
Anheuser-Busch InBev Worldwide, Inc.
1.097%, 3/26/13(l)	300,000	301,081
0.998%, 1/27/14(l)	2,200,000	2,215,660
0.800%, 7/15/15	250,000	251,328
2.875%, 2/15/16	250,000	266,704
1.375%, 7/15/17	69,000	69,724
7.750%, 1/15/19	300,000	403,973
5.375%, 1/15/20	400,000	496,079
2.500%, 7/15/22	300,000	304,010
Beam, Inc.
6.375%, 6/15/14	100,000	109,067
Bottling Group LLC
6.950%, 3/15/14	300,000	328,135
Brown-Forman Corp.
2.500%, 1/15/16	100,000	105,307
Coca-Cola Co.
0.750%, 11/15/13	300,000	301,621
0.750%, 3/13/15	100,000	100,749
1.500%, 11/15/15	200,000	205,877
1.800%, 9/1/16	400,000	415,362
3.150%, 11/15/20	200,000	219,289
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	160,796
3.250%, 8/19/21	100,000	105,465
Diageo Capital plc
5.750%, 10/23/17	200,000	243,485
Diageo Finance B.V.
3.250%, 1/15/15	150,000	158,631
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	100,000	103,381
3.200%, 11/15/21	100,000	104,177
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	675,000	651,375
PepsiCo, Inc.
0.875%, 10/25/13	300,000	301,310
0.700%, 8/13/15	100,000	100,165
2.500%, 5/10/16	300,000	316,714
1.250%, 8/13/17	150,000	150,739
7.900%, 11/1/18	250,000	340,102
4.500%, 1/15/20	200,000	233,636

		9,275,373

Food & Staples Retailing (0.7%)
Blue Buffalo Company, Ltd.
6.500%, 8/2/19	800,000	799,000
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	120,463
CVS Caremark Corp.
3.250%, 5/18/15	250,000	265,812
5.750%, 6/1/17	200,000	240,621
6.600%, 3/15/19	200,000	255,711
CVS Pass-Through Trust
5.789%, 1/10/26§	887,279	1,016,658
7.507%, 1/10/32§	1,326,767	1,713,082
D.S Waters Enterprise LP
10.500%, 8/15/17	1,197,000	1,235,903
Delhaize Group S.A.
4.125%, 4/10/19	100,000	97,798
Kroger Co.
7.500%, 1/15/14	200,000	217,051
6.400%, 8/15/17	100,000	120,671
6.150%, 1/15/20	100,000	121,958
Safeway, Inc.
6.350%, 8/15/17	200,000	225,017
5.000%, 8/15/19	150,000	157,533
Walgreen Co.
1.800%, 9/15/17	100,000	101,027
5.250%, 1/15/19	150,000	175,310
3.100%, 9/15/22	250,000	253,611
Wal-Mart Stores, Inc.
1.625%, 4/15/14	200,000	203,676
2.875%, 4/1/15	500,000	530,208
5.800%, 2/15/18	250,000	310,578
3.250%, 10/25/20	450,000	495,052

		8,656,740

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	$250,000	$288,126
Campbell Soup Co.
3.375%, 8/15/14	100,000	105,022
4.250%, 4/15/21	100,000	114,424
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	191,217
General Mills, Inc.
5.200%, 3/17/15	100,000	110,498
5.650%, 2/15/19	200,000	242,312
Hershey Co.
5.000%, 4/1/13	1,000,000	1,022,046
1.500%, 11/1/16	80,000	82,245
Hillshire Brands Co.
2.750%, 9/15/15	200,000	204,824
Hormel Foods Corp.
4.125%, 4/15/21	100,000	113,353
Ingredion, Inc.
3.200%, 11/1/15	100,000	105,536
J.M. Smucker Co.
3.500%, 10/15/21	150,000	159,982
Kellogg Co.
4.450%, 5/30/16	100,000	111,677
4.000%, 12/15/20	100,000	112,190
Kraft Foods Group, Inc.
6.125%, 8/23/18§	250,000	309,125
Kraft Foods, Inc.
4.125%, 2/9/16	250,000	274,456
6.125%, 2/1/18	400,000	489,332
5.375%, 2/10/20	500,000	602,404
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	110,781
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	114,537
Tyson Foods, Inc.
4.500%, 6/15/22	500,000	522,500

		5,386,587

Household Products (0.4%)
Clorox Co.
3.550%, 11/1/15	200,000	213,342
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	322,080
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	158,307
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	185,412
7.500%, 11/1/18	100,000	134,216
3.875%, 3/1/21	100,000	113,733
Procter & Gamble Co.
3.500%, 2/15/15	300,000	321,278
4.850%, 12/15/15	200,000	226,969
4.700%, 2/15/19	200,000	236,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer LU
5.750%, 10/15/20§	1,550,000	1,542,250
Spectrum Brands, Inc.
6.750%, 3/15/20§	1,500,000	1,548,750

		5,002,887

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	209,823

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	545,766
4.125%, 9/11/15	300,000	328,390
9.700%, 11/10/18	102,000	146,386
9.250%, 8/6/19	250,000	353,838
4.750%, 5/5/21	200,000	228,992
2.850%, 8/9/22	200,000	198,039
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	211,645
6.875%, 5/1/20	100,000	122,394
Philip Morris International, Inc.
6.875%, 3/17/14	250,000	272,874
5.650%, 5/16/18	400,000	489,634
Vector Group Ltd.
11.000%, 8/15/15	1,000,000	1,041,250

		3,939,208

Total Consumer Staples		32,470,618

Energy (2.7%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
6.375%, 7/15/18	100,000	122,588
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	204,170
Ensco plc
3.250%, 3/15/16	200,000	213,292
4.700%, 3/15/21	300,000	338,263
Halliburton Co.
6.150%, 9/15/19	100,000	127,244
3.250%, 11/15/21	100,000	108,874
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	80,677
Transocean, Inc.
6.000%, 3/15/18	100,000	116,762
6.500%, 11/15/20	150,000	179,257
Weatherford International Ltd.
6.000%, 3/15/18	200,000	229,172
9.625%, 3/1/19	200,000	263,105

		1,983,404

Oil, Gas & Consumable Fuels (2.5%)
American Petroleum Tankers Parent LLC/AP Tankers Co.
10.250%, 5/1/15	500,000	523,750
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	232,538
8.700%, 3/15/19	250,000	335,662
Apache Corp.
5.625%, 1/15/17	250,000	298,662
Buckeye Partners LP
5.500%, 8/15/19	75,000	81,693
4.875%, 2/1/21	200,000	203,619
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	109,279
5.700%, 5/15/17	200,000	238,204
5.900%, 2/1/18	100,000	121,315
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,120
5.700%, 10/15/19	150,000	183,726
Chevron Corp.
3.950%, 3/3/14	400,000	420,245
ConocoPhillips
4.750%, 2/1/14	80,000	84,609
5.750%, 2/1/19	300,000	372,349

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Devon Energy Corp.
2.400%, 7/15/16	$100,000	$104,548
4.000%, 7/15/21	150,000	168,101
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	271,870
Enbridge, Inc.
5.600%, 4/1/17	200,000	231,650
EnCana Corp.
5.900%, 12/1/17	100,000	118,780
6.500%, 5/15/19	100,000	119,781
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	214,355
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	387,006
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,225,000	1,372,000
Enterprise Products Operating LLC
1.250%, 8/13/15	73,000	73,572
6.300%, 9/15/17	100,000	122,327
5.250%, 1/31/20	200,000	236,075
EOG Resources, Inc.
2.950%, 6/1/15	250,000	264,499
5.625%, 6/1/19	200,000	245,973
EQT Corp.
8.125%, 6/1/19	100,000	122,459
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	426,500
Hess Corp.
8.125%, 2/15/19	150,000	197,174
Husky Energy, Inc.
5.900%, 6/15/14	105,000	113,979
7.250%, 12/15/19	150,000	193,564
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	150,000	157,600
5.625%, 2/15/15	100,000	111,373
6.000%, 2/1/17	150,000	177,199
9.000%, 2/1/19	100,000	134,435
5.300%, 9/15/20	150,000	175,354
Kodiak Oil & Gas Corp.
8.125%, 12/1/19§	1,100,000	1,166,000
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	122,556
4.250%, 2/1/21	100,000	109,298
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	1,050,000	1,071,000
Marathon Oil Corp.
5.900%, 3/15/18	123,000	148,248
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	106,367
5.125%, 3/1/21	100,000	115,672
McMoRan Exploration Co.
11.875%, 11/15/14	575,000	605,188
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	392,373
Noble Energy, Inc.
8.250%, 3/1/19	200,000	258,000
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	105,974
4.900%, 8/1/20	200,000	223,413
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,694
4.125%, 6/1/16	150,000	168,013
4.100%, 2/1/21	200,000	231,266
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,537
8.625%, 3/1/19	100,000	133,159
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	263,462
3.500%, 2/6/17	250,000	260,608
5.875%, 3/1/18	250,000	284,275
7.875%, 3/15/19	250,000	312,987
5.750%, 1/20/20	400,000	454,168
5.375%, 1/27/21	250,000	280,855
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	281,718
Petroleos Mexicanos
4.875%, 3/15/15	250,000	269,250
8.000%, 5/3/19	400,000	525,400
6.000%, 3/5/20	500,000	600,000
Phillips 66
4.300%, 4/1/22§	250,000	271,334
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	100,000	108,991
8.750%, 5/1/19	100,000	135,113
QR Energy LP/QRE Finance Corp.
9.250%, 8/1/20§	1,025,000	1,045,500
Resolute Energy Corp.
8.500%, 5/1/20§	975,000	999,375
Samson Investment Co.
0.000%, 9/13/18	500,000	502,709
9.750%, 2/15/20§	625,000	645,312
Shell International Finance B.V.
4.000%, 3/21/14	300,000	315,613
4.300%, 9/22/19	350,000	408,706
4.375%, 3/25/20	200,000	235,439
2.375%, 8/21/22	175,000	176,648
Southwestern Energy Co.
4.100%, 3/15/22§	100,000	105,807
Spectra Energy Capital LLC
6.200%, 4/15/18	250,000	300,687
Statoil ASA
2.900%, 10/15/14	250,000	261,810
5.250%, 4/15/19	250,000	304,026
Stone Energy Corp.
8.625%, 2/1/17	1,500,000	1,590,000
Suncor Energy, Inc.
6.100%, 6/1/18	300,000	369,520
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	190,639
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	100,000	123,175
Total Capital S.A.
3.125%, 10/2/15	350,000	375,692
4.450%, 6/24/20	200,000	233,551
4.125%, 1/28/21	100,000	114,195
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	212,548
7.125%, 1/15/19	100,000	129,182
3.800%, 10/1/20	200,000	223,937
2.500%, 8/1/22	100,000	100,627
6.350%, 5/15/67(l)	200,000	212,000
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	123,068
Valero Energy Corp.
9.375%, 3/15/19	200,000	272,067
W&T Offshore, Inc.
8.500%, 6/15/19	800,000	874,000
Williams Partners LP
3.800%, 2/15/15	100,000	106,356

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
5.250%, 3/15/20		$200,000	$232,719
XTO Energy, Inc.
6.250%, 4/15/13		983,000	1,014,747
6.250%, 8/1/17		150,000	189,082

			30,257,601

Total Energy			32,241,005

Financials (12.5%)
Capital Markets (2.4%)
American Capital Holdings Inc.
5.500%, 7/19/16		825,000	831,187
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	113,341
Bank of New York Mellon Corp.
4.300%, 5/15/14		100,000	105,995
1.200%, 2/20/15		85,000	85,992
2.500%, 1/15/16		300,000	314,810
4.150%, 2/1/21		200,000	223,724
3.550%, 9/23/21		100,000	107,460
BlackRock, Inc.
3.500%, 12/10/14		200,000	212,501
5.000%, 12/10/19		200,000	235,300
Charles Schwab Corp.
4.450%, 7/22/20		100,000	113,169
3.225%, 9/1/22§		100,000	99,663
CKE, Inc.
10.500%, 3/14/16 PIK§		739,375	798,525
Deutsche Bank AG/London
3.450%, 3/30/15		200,000	210,615
6.000%, 9/1/17		500,000	596,216
E*TRADE Financial Corp.
12.500%, 11/30/17		1,000,000	1,137,500
Eaton Vance Corp.
6.500%, 10/2/17		100,000	120,828
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	105,644
Goldman Sachs Group, Inc.
5.250%, 10/15/13		500,000	522,324
6.000%, 5/1/14		500,000	537,448
3.300%, 5/3/15		250,000	260,079
3.700%, 8/1/15		300,000	316,343
5.350%, 1/15/16		1,000,000	1,110,157
0.823%, 3/22/16(l)		2,100,000	2,025,146
5.625%, 1/15/17		400,000	440,547
6.250%, 9/1/17		1,300,000	1,524,341
6.150%, 4/1/18		1,000,000	1,166,501
5.375%, 3/15/20		750,000	836,323
5.250%, 7/27/21		400,000	439,561
Jefferies Group, Inc.
5.125%, 4/13/18		400,000	411,207
Merrill Lynch & Co., Inc.
4.875%, 5/30/14	EUR	1,600,000	2,162,973
0.908%, 7/22/14(l)		400,000	505,337
6.050%, 5/16/16		$550,000	598,232
5.700%, 5/2/17		400,000	433,105
6.875%, 4/25/18		1,500,000	1,798,723
Series MTNC
5.000%, 2/3/14		100,000	104,140
0.915%, 1/15/15(l)		1,000,000	974,346
Morgan Stanley
4.750%, 4/1/14		500,000	517,887
6.000%, 5/13/14		500,000	531,141
4.100%, 1/26/15		250,000	258,707
6.000%, 4/28/15		300,000	324,202
5.375%, 10/15/15		500,000	538,750
5.750%, 10/18/16		500,000	553,914
5.550%, 4/27/17		500,000	548,115
7.300%, 5/13/19		750,000	886,293
5.500%, 1/26/20		250,000	270,375
5.750%, 1/25/21		300,000	327,612
5.500%, 7/28/21		120,000	130,400
Nomura Holdings, Inc.
4.125%, 1/19/16		100,000	103,602
6.700%, 3/4/20		150,000	173,444
Northern Trust Corp.
4.625%, 5/1/14		140,000	148,916
3.450%, 11/4/20		150,000	161,854
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	122,179
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,086,184	1,117,563
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	106,658
5.600%, 12/1/19		100,000	117,732

			28,518,647

Commercial Banks (4.0%)
American Express Centurion Bank
6.000%, 9/13/17		250,000	302,753
Banco do Brasil S.A./Cayman
4.500%, 1/22/15§		100,000	105,250
Banco Santander S.A./Chile
2.055%, 1/19/16(l)§		3,100,000	2,960,500
Bancolombia S.A.
4.250%, 1/12/16		200,000	207,000
5.125%, 9/11/22		300,000	303,221
Bank of Montreal
1.400%, 9/11/17		200,000	199,599
Bank of Nova Scotia
2.375%, 12/17/13		600,000	613,610
2.900%, 3/29/16		350,000	373,296
Barclays Bank plc
2.375%, 1/13/14		500,000	507,264
3.900%, 4/7/15		150,000	159,086
5.140%, 10/14/20		100,000	102,335
BB&T Corp.
3.200%, 3/15/16		300,000	321,335
6.850%, 4/30/19		100,000	127,304
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		250,000	249,266
BNP Paribas S.A.
3.250%, 3/11/15		500,000	519,053
5.000%, 1/15/21		350,000	384,337
Comerica Bank
5.750%, 11/21/16		250,000	286,302
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		250,000	250,138
1.900%, 9/18/17		250,000	250,331
Credit Suisse AG/New York
5.500%, 5/1/14		500,000	534,935
3.500%, 3/23/15		300,000	317,007
4.375%, 8/5/20		350,000	390,459
Discover Bank/Delaware
7.000%, 4/15/20		200,000	240,000
DnB Bank ASA
3.200%, 4/3/17§		1,400,000	1,453,787
Fifth Third Bancorp
3.625%, 1/25/16		200,000	215,699
5.450%, 1/15/17		100,000	113,287

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
First Horizon National Corp.
5.375%, 12/15/15		$200,000	$219,529
HSBC Bank USA/New York
4.625%, 4/1/14		200,000	210,748
6.000%, 8/9/17		250,000	286,180
HSBC Holdings plc
5.100%, 4/5/21		200,000	229,949
4.875%, 1/14/22		250,000	286,879
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	710,868
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	113,548
KeyCorp
5.100%, 3/24/21		250,000	292,156
KfW
1.375%, 1/13/14		1,000,000	1,010,707
3.500%, 3/10/14		1,000,000	1,042,635
2.625%, 3/3/15		900,000	944,906
0.625%, 4/24/15		250,000	250,696
2.625%, 2/16/16		1,050,000	1,113,935
5.125%, 3/14/16		1,000,000	1,145,383
4.500%, 7/16/18		500,000	589,787
4.875%, 6/17/19		400,000	486,171
4.000%, 1/27/20		500,000	580,562
2.750%, 9/8/20		500,000	537,991
6.250%, 5/19/21	AUD	2,200,000	2,620,314
2.625%, 1/25/22		$500,000	527,411
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		400,000	423,671
5.125%, 2/1/17		500,000	589,293
Lloyds TSB Bank plc
4.875%, 1/21/16		300,000	329,142
Mellon Funding Corp.
5.000%, 12/1/14		200,000	215,773
Nordea Bank AB
1.355%, 1/14/14(l)§		2,000,000	2,015,733
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		400,000	403,498
4.875%, 2/16/16		400,000	450,652
PNC Funding Corp.
3.000%, 5/19/14		300,000	311,592
2.700%, 9/19/16		250,000	266,877
5.625%, 2/1/17		250,000	287,977
5.125%, 2/8/20		400,000	478,591
Rabobank Nederland N.V.
0.703%, 10/11/12(l)		2,900,000	2,900,074
1.850%, 1/10/14		300,000	304,298
2.125%, 10/13/15		200,000	206,365
3.875%, 2/8/22		500,000	532,111
Royal Bank of Canada
2.625%, 12/15/15		300,000	317,609
2.300%, 7/20/16		300,000	312,743
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	536,544
Royal Bank of Scotland plc
2.854%, 8/23/13(l)		2,000,000	2,032,434
3.950%, 9/21/15		350,000	372,211
5.625%, 8/24/20		250,000	286,885
Sovereign Bank/Delaware
8.750%, 5/30/18		100,000	115,929
SunTrust Banks, Inc.
3.600%, 4/15/16		200,000	212,701
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		100,000	120,368
Svenska Handelsbanken AB
3.125%, 7/12/16		200,000	211,429
Toronto-Dominion Bank
2.500%, 7/14/16		400,000	422,988
2.375%, 10/19/16		100,000	105,463
U.S. Bancorp
4.200%, 5/15/14		150,000	158,952
3.150%, 3/4/15		200,000	212,343
2.450%, 7/27/15		100,000	105,148
3.442%, 2/1/16		150,000	157,486
2.950%, 7/15/22		125,000	125,462
U.S. Bank N.A./Ohio
4.950%, 10/30/14		200,000	217,313
4.800%, 4/15/15		100,000	110,756
UBS AG/Connecticut
1.447%, 1/28/14(l)		100,000	100,216
3.875%, 1/15/15		250,000	263,251
5.875%, 7/15/16		250,000	273,725
5.875%, 12/20/17		250,000	295,469
5.750%, 4/25/18		300,000	351,956
4.875%, 8/4/20		200,000	224,832
Union Bank N.A.
2.125%, 12/16/13		200,000	203,232
Wachovia Bank N.A.
6.000%, 11/15/17		500,000	595,824
Wachovia Corp.
5.250%, 8/1/14		350,000	374,750
5.750%, 2/1/18		300,000	361,794
Wells Fargo & Co.
4.950%, 10/16/13		200,000	208,612
3.750%, 10/1/14		350,000	370,903
3.625%, 4/15/15		200,000	213,972
1.500%, 7/1/15		500,000	508,286
5.125%, 9/15/16		250,000	282,021
2.100%, 5/8/17		200,000	205,636
5.625%, 12/11/17		650,000	780,045
Westpac Banking Corp.
4.200%, 2/27/15		400,000	429,326
2.000%, 8/14/17		200,000	201,847
4.875%, 11/19/19		300,000	344,033
Zions Bancorp
7.750%, 9/23/14		100,000	109,157

			47,236,807

Consumer Finance (1.3%)
Ally Financial, Inc.
3.638%, 2/11/14(l)		1,700,000	1,710,506
American Express Co.
6.150%, 8/28/17		550,000	668,477
7.000%, 3/19/18		1,850,000	2,346,460
8.125%, 5/20/19		150,000	203,063
6.800%, 9/1/66(l)		150,000	160,875
American Express Credit Corp.
1.750%, 6/12/15		117,000	119,556
2.750%, 9/15/15		250,000	262,722
2.800%, 9/19/16		250,000	265,548
Capital One Bank USA N.A.
8.800%, 7/15/19		287,000	379,827
Capital One Financial Corp.
7.375%, 5/23/14		300,000	331,539
2.150%, 3/23/15		150,000	153,560
6.150%, 9/1/16		100,000	113,485
6.750%, 9/15/17		200,000	244,184
Caterpillar Financial Services Corp.
1.550%, 12/20/13		200,000	202,592

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 2/17/14	$200,000	$215,373
2.750%, 6/24/15	100,000	105,587
2.050%, 8/1/16	200,000	207,662
7.150%, 2/15/19	400,000	525,013
Discover Financial Services
5.200%, 4/27/22§	100,000	108,625
Ford Motor Credit Co. LLC
2.750%, 5/15/15	500,000	508,150
2.500%, 1/15/16	200,000	202,500
3.984%, 6/15/16	300,000	314,625
8.000%, 12/15/16	250,000	301,805
3.000%, 6/12/17	500,000	507,800
5.875%, 8/2/21	500,000	568,300
4.250%, 9/20/22	200,000	204,400
HSBC Finance Corp.
5.000%, 6/30/15	400,000	430,851
6.676%, 1/15/21	300,000	347,788
HSBC USA, Inc.
5.000%, 9/27/20	150,000	160,259
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK	356,703	297,847
John Deere Capital Corp.
2.800%, 9/18/17	500,000	543,203
SLM Corp.
5.000%, 10/1/13	300,000	308,250
6.250%, 1/25/16	250,000	270,000
8.450%, 6/15/18	300,000	349,500
8.000%, 3/25/20	200,000	228,000
Toyota Motor Credit Corp.
1.250%, 11/17/14	100,000	101,372
3.200%, 6/17/15	200,000	213,556
2.800%, 1/11/16	100,000	106,122
2.000%, 9/15/16	100,000	103,991
1.750%, 5/22/17	300,000	308,169
3.400%, 9/15/21	300,000	324,085

		15,025,227

Diversified Financial Services (3.2%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	114,400
Bank of America Corp.
7.375%, 5/15/14	500,000	547,151
4.500%, 4/1/15	1,000,000	1,071,614
6.500%, 8/1/16	500,000	577,519
5.625%, 10/14/16	800,000	903,431
5.000%, 5/13/21	500,000	548,517
Boeing Capital Corp.
2.125%, 8/15/16	100,000	105,063
BP Capital Markets plc
3.625%, 5/8/14	200,000	209,707
3.875%, 3/10/15	500,000	537,978
3.125%, 10/1/15	500,000	533,775
4.500%, 10/1/20	450,000	521,955
Citigroup, Inc.
5.000%, 9/15/14	500,000	527,365
5.500%, 10/15/14	1,150,000	1,239,892
6.010%, 1/15/15	500,000	547,619
4.750%, 5/19/15	200,000	215,559
2.250%, 8/7/15	150,000	152,989
5.850%, 8/2/16	400,000	456,013
5.500%, 2/15/17	150,000	165,155
6.125%, 11/21/17	500,000	586,758
6.125%, 5/15/18	500,000	594,404
8.500%, 5/22/19	600,000	793,459
5.375%, 8/9/20	100,000	115,772
4.500%, 1/14/22	200,000	218,082
CME Group, Inc.
5.750%, 2/15/14	200,000	213,523
CNG Holdings, Inc.
9.375%, 5/15/20§	1,000,000	1,027,500
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	354,926
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	340,164
Fox Acquisition Sub LLC
13.375%, 7/15/16§	600,000	645,750
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)	300,000	335,865
General Electric Capital Corp.
5.900%, 5/13/14	600,000	649,812
5.650%, 6/9/14	300,000	324,621
3.500%, 6/29/15	750,000	801,577
5.400%, 2/15/17	800,000	921,709
6.000%, 8/7/19	1,000,000	1,210,599
5.300%, 2/11/21	250,000	285,926
4.650%, 10/17/21	300,000	335,806
3.150%, 9/7/22	300,000	301,900
Homeward Residential, Inc.
8.250%, 7/17/17	550,000	556,875
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	600,000	769,825
Icahn Enterprises LP
8.000%, 1/15/18§	1,000,000	1,073,750
JPMorgan Chase & Co.
4.650%, 6/1/14	750,000	794,456
5.125%, 9/15/14	500,000	536,685
3.700%, 1/20/15	1,000,000	1,059,616
4.750%, 3/1/15	300,000	325,865
3.450%, 3/1/16	500,000	532,986
3.150%, 7/5/16	1,300,000	1,370,182
2.000%, 8/15/17	250,000	251,707
6.000%, 1/15/18	750,000	897,516
6.300%, 4/23/19	700,000	857,592
4.400%, 7/22/20	1,000,000	1,102,344
4.250%, 10/15/20	250,000	271,768
4.350%, 8/15/21	300,000	328,535
3.250%, 9/23/22	350,000	354,924
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	104,567
5.250%, 1/16/18	100,000	107,863
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17	200,000	210,386
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	321,933
5.450%, 2/1/18	250,000	300,818
Nationstar Mortgage LLC/Nationstar Capital Corp.
10.875%, 4/1/15	1,175,000	1,269,000
ORIX Corp.
4.710%, 4/27/15	400,000	425,255
Private Export Funding Corp.
4.550%, 5/15/15	150,000	165,855
4.950%, 11/15/15	100,000	114,005
1.375%, 2/15/17	50,000	51,264
RFC Borrower LLC
5.000%, 11/18/13	575,000	576,438
Serta Simmons Holdings LLC
8.125%, 10/1/20§	925,000	915,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
SquareTwo Financial Corp.
11.625%, 4/1/17	$1,000,000	$882,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	116,388
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	600,000	614,250
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,343,531
Unilever Capital Corp.
2.750%, 2/10/16	100,000	106,692
4.800%, 2/15/19	200,000	237,487
Waha Aerospace B.V.
3.925%, 7/28/20§	300,000	322,500
XTRA Finance Corp.
5.150%, 4/1/17	100,000	117,132

		38,422,095

Insurance (1.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	209,082
5.800%, 3/15/18	100,000	122,697
5.900%, 6/15/19	100,000	122,312
Aegon N.V.
4.625%, 12/1/15	200,000	218,786
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	100,000	116,748
Allstate Corp.
6.200%, 5/16/14	150,000	163,437
7.450%, 5/16/19	100,000	130,426
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	127,197
American International Group, Inc.
3.750%, 11/30/13§	700,000	705,782
5.050%, 10/1/15	300,000	330,449
5.450%, 5/18/17	300,000	341,375
8.250%, 8/15/18	500,000	640,561
6.400%, 12/15/20	100,000	122,092
Aon Corp.
3.500%, 9/30/15	100,000	105,929
5.000%, 9/30/20	100,000	114,760
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,542,437
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	225,421
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	153,149
4.250%, 1/15/21	250,000	283,166
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	423,980
Chubb Corp.
5.750%, 5/15/18	100,000	123,910
6.375%, 3/29/67(l)	100,000	107,000
CNA Financial Corp.
5.875%, 8/15/20	200,000	233,340
Genworth Financial, Inc.
8.625%, 12/15/16	250,000	282,581
7.700%, 6/15/20	100,000	104,703
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	105,197
5.375%, 3/15/17	100,000	112,231
5.500%, 3/30/20	100,000	113,143
Hub International Ltd.
8.125%, 10/15/18§	1,000,000	1,012,500
ING U.S., Inc.
5.500%, 7/15/22§	50,000	51,966
Jefferson-Pilot Corp.
4.750%, 1/30/14	100,000	104,535
Lincoln National Corp.
6.250%, 2/15/20	100,000	117,177
7.000%, 5/17/66(l)	100,000	100,250
6.050%, 4/20/67(l)	100,000	98,000
Markel Corp.
7.125%, 9/30/19	100,000	119,316
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	223,130
4.800%, 7/15/21	100,000	114,025
MetLife, Inc.
6.750%, 6/1/16	250,000	298,267
7.717%, 2/15/19	300,000	394,843
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	166,950
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	266,707
Protective Life Corp.
7.375%, 10/15/19	150,000	182,136
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	216,462
4.750%, 6/13/15	150,000	161,176
6.000%, 12/1/17	250,000	293,934
7.375%, 6/15/19	135,000	166,974
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	113,694
Torchmark Corp.
9.250%, 6/15/19	100,000	132,686
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	113,918
5.800%, 5/15/18	100,000	122,599
Unum Group
5.625%, 9/15/20	100,000	111,793
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	110,828
Willis North America, Inc.
5.625%, 7/15/15	200,000	218,315
7.000%, 9/29/19	100,000	121,762

		12,515,834

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	125,000	134,102
4.500%, 1/15/18	100,000	109,833
5.050%, 9/1/20	100,000	111,393
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	116,538
BioMed Realty LP
6.125%, 4/15/20	100,000	117,858
Boston Properties LP
5.000%, 6/1/15	100,000	109,461
3.700%, 11/15/18	200,000	216,961
5.625%, 11/15/20	100,000	118,893
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	106,816
Camden Property Trust
4.625%, 6/15/21	100,000	110,854
CommonWealth REIT
5.750%, 11/1/15	100,000	106,788
6.650%, 1/15/18	100,000	110,600
Digital Realty Trust LP
4.500%, 7/15/15	100,000	106,847
Duke Realty LP
6.750%, 3/15/20	100,000	120,775

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Equity One, Inc.
6.250%, 12/15/14	$100,000	$109,426
ERP Operating LP
5.125%, 3/15/16	300,000	338,551
4.750%, 7/15/20	200,000	229,874
HCP, Inc.
5.650%, 12/15/13	200,000	210,346
5.625%, 5/1/17	100,000	114,112
3.150%, 8/1/22	100,000	97,433
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	114,101
4.700%, 9/15/17	100,000	110,016
6.125%, 4/15/20	100,000	116,460
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	170,944
Hospitality Properties Trust
7.875%, 8/15/14	150,000	162,071
5.625%, 3/15/17	100,000	108,885
Kilroy Realty LP
5.000%, 11/3/15	100,000	107,659
Kimco Realty Corp.
6.875%, 10/1/19	100,000	123,148
Liberty Property LP
4.750%, 10/1/20	150,000	163,675
Realty Income Corp.
5.750%, 1/15/21	200,000	233,041
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,000
Simon Property Group LP
5.100%, 6/15/15	200,000	219,224
5.250%, 12/1/16	200,000	229,160
6.125%, 5/30/18	300,000	366,262
5.650%, 2/1/20	100,000	120,197
UDR, Inc.
4.250%, 6/1/18	150,000	165,867
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	104,277
4.250%, 3/1/22	100,000	106,910
Vornado Realty LP
4.250%, 4/1/15	100,000	105,932

		5,728,290

Real Estate Management & Development (0.1%)
ProLogis LP
6.250%, 3/15/17	100,000	113,760
6.625%, 5/15/18	200,000	237,901
Toys R Us Property Co. I LLC
10.750%, 7/15/17	1,125,000	1,223,437

		1,575,098

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	100,993
4.000%, 4/27/16	100,000	103,963

		204,956

Total Financials		149,226,954

Health Care (3.3%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	217,201
2.300%, 6/15/16	130,000	135,617
5.850%, 6/1/17	200,000	240,116
4.500%, 3/15/20	325,000	365,832
4.100%, 6/15/21	200,000	218,632
Celgene Corp.
3.250%, 8/15/22	150,000	151,473
Genentech, Inc.
4.750%, 7/15/15	200,000	222,244

		1,551,115

Health Care Equipment & Supplies (0.5%)
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13(l)	144,000	143,640
9.000%, 12/1/16	1,077,000	1,085,077
Baxter International, Inc.
4.625%, 3/15/15	200,000	219,090
4.250%, 3/15/20	150,000	172,355
2.400%, 8/15/22	100,000	100,754
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	237,243
Boston Scientific Corp.
4.500%, 1/15/15	250,000	267,243
6.400%, 6/15/16	100,000	115,818
6.000%, 1/15/20	100,000	119,138
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	105,187
CareFusion Corp.
6.375%, 8/1/19	100,000	120,183
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	105,105
6.000%, 10/15/17	100,000	122,444
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	105,615
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18§	850,000	898,875
Medtronic, Inc.
4.500%, 3/15/14	200,000	211,377
4.450%, 3/15/20	250,000	291,580
Series B
4.750%, 9/15/15	100,000	111,640
Physio-Control International, Inc.
9.875%, 1/15/19§	1,150,000	1,259,250
St. Jude Medical, Inc.
3.750%, 7/15/14	100,000	105,202
4.875%, 7/15/19	100,000	115,236
Stryker Corp.
2.000%, 9/30/16	150,000	156,232
Zimmer Holdings, Inc.
1.400%, 11/30/14	100,000	100,699
3.375%, 11/30/21	100,000	105,290

		6,374,273

Health Care Providers & Services (1.3%)
Aetna, Inc.
6.500%, 9/15/18	200,000	248,750
3.950%, 9/1/20	100,000	109,032
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	175,276
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,074,938
Ardent Health Services LLC
6.500%, 7/19/15	1,374,063	1,374,063
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	232,436
Cigna Corp.
5.125%, 6/15/20	130,000	146,441
4.375%, 12/15/20	100,000	110,032
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	139,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
Express Scripts Holding Co.
6.250%, 6/15/14	$200,000	$217,713
3.125%, 5/15/16	250,000	266,108
4.750%, 11/15/21§	100,000	114,799
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,151,250
HCA, Inc.
2.716%, 3/15/14	462,500	459,494
7.250%, 9/15/20	500,000	557,500
Health Management Associates, Inc.
7.375%, 1/15/20§	1,200,000	1,299,000
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	105,729
Humana, Inc.
7.200%, 6/15/18	150,000	182,359
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	68,371
4.625%, 11/15/20	100,000	110,802
3.750%, 8/23/22	56,000	58,509
McKesson Corp.
6.500%, 2/15/14	100,000	107,951
4.750%, 3/1/21	100,000	116,621
Medco Health Solutions, Inc.
2.750%, 9/15/15	150,000	156,898
7.125%, 3/15/18	200,000	249,801
4.125%, 9/15/20	150,000	164,531
MedImpact Holdings, Inc.
10.500%, 2/1/18§	875,000	940,625
Quest Diagnostics, Inc.
6.400%, 7/1/17	150,000	179,555
4.700%, 4/1/21	100,000	113,300
RegionalCare Hospital Partners
8.000%, 11/2/18	1,141,375	1,141,375
Res-Care, Inc.
10.750%, 1/15/19	1,200,000	1,332,000
Select Medical Corp.
7.625%, 2/1/15	150,000	151,875
Truven Health Analytics, Inc.
10.625%, 6/1/20§	750,000	800,625
U.S. Renal Care, Inc.
10.250%, 12/27/19	1,000,000	1,025,000
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	230,132
6.000%, 2/15/18	150,000	183,877
4.700%, 2/15/21	100,000	116,218
WellPoint, Inc.
5.250%, 1/15/16	300,000	336,344
4.350%, 8/15/20	200,000	219,287

		15,768,117

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19§	825,000	941,531

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	100,000	115,426
Life Technologies Corp.
6.000%, 3/1/20	100,000	118,665
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	100,000	101,849
3.200%, 3/1/16	300,000	320,304
4.700%, 5/1/20	100,000	114,680

		770,924

Pharmaceuticals (1.2%)
Abbott Laboratories
2.700%, 5/27/15	150,000	158,744
5.875%, 5/15/16	100,000	117,953
5.600%, 11/30/17	300,000	367,074
4.125%, 5/27/20	250,000	288,063
AstraZeneca plc
5.900%, 9/15/17	250,000	305,634
Bristol-Myers Squibb Co.
5.450%, 5/1/18	100,000	122,371
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16	1,600,000	1,752,000
6.250%, 10/15/19§	1,575,000	1,586,812
Eli Lilly and Co.
4.200%, 3/6/14	200,000	210,184
5.200%, 3/15/17	100,000	117,694
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	200,000	212,009
5.650%, 5/15/18	300,000	368,561
Hospira, Inc.
6.400%, 5/15/15	200,000	222,650
Johnson & Johnson
1.200%, 5/15/14	200,000	202,629
5.550%, 8/15/17	100,000	121,944
5.150%, 7/15/18	200,000	244,203
3.550%, 5/15/21	100,000	113,429
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	725,000	683,312
Merck & Co., Inc.
5.300%, 12/1/13	350,000	370,013
6.000%, 9/15/17	100,000	124,223
5.000%, 6/30/19	200,000	242,456
2.400%, 9/15/22	200,000	202,153
Novartis Capital Corp.
4.125%, 2/10/14	250,000	262,351
2.900%, 4/24/15	100,000	105,950
4.400%, 4/24/20	100,000	117,708
2.400%, 9/21/22	200,000	202,050
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	362,040
Pfizer, Inc.
4.500%, 2/15/14	200,000	211,034
5.350%, 3/15/15	400,000	446,107
6.200%, 3/15/19	400,000	509,281
Quintiles Transnational Corp.
7.500%, 2/22/17	1,275,000	1,284,563
Sanofi S.A.
1.625%, 3/28/14	150,000	152,594
2.625%, 3/29/16	150,000	158,607
4.000%, 3/29/21	250,000	284,752
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	100,000	114,037
Teva Pharmaceutical Finance II B.V./Teva
Pharmaceutical Finance III LLC
3.000%, 6/15/15	200,000	212,198
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	268,627
VPI Escrow Corp.
6.375%, 10/15/20§	900,000	921,375
Watson Pharmaceuticals, Inc.
6.125%, 8/15/19	100,000	121,979

		13,869,364

Total Health Care		39,275,324

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Industrials (3.2%)
Aerospace & Defense (0.4%)
Boeing Co.
5.000%, 3/15/14		$250,000	$266,600
3.500%, 2/15/15		100,000	106,970
6.000%, 3/15/19		200,000	251,789
Delos Aircraft, Inc.
4.750%, 3/17/16		500,000	504,062
Embraer Overseas Ltd.
6.375%, 1/15/20		100,000	114,625
General Dynamics Corp.
5.250%, 2/1/14		300,000	318,897
Goodrich Corp.
6.125%, 3/1/19		150,000	187,561
Honeywell International, Inc.
5.300%, 3/1/18		250,000	301,530
L-3 Communications Corp.
3.950%, 11/15/16		100,000	108,579
5.200%, 10/15/19		100,000	112,599
4.950%, 2/15/21		100,000	111,394
Lockheed Martin Corp.
4.250%, 11/15/19		350,000	395,225
Northrop Grumman Corp.
3.700%, 8/1/14		150,000	157,855
Raytheon Co.
4.400%, 2/15/20		300,000	346,110
Rockwell Collins, Inc.
5.250%, 7/15/19		100,000	119,613
Textron, Inc.
5.600%, 12/1/17		100,000	111,140
5.950%, 9/21/21		100,000	117,568
United Technologies Corp.
4.875%, 5/1/15		150,000	166,680
1.200%, 6/1/15		90,000	91,578
1.800%, 6/1/17		50,000	51,900
6.125%, 2/1/19		250,000	312,959
4.500%, 4/15/20		100,000	117,508
3.100%, 6/1/22		250,000	266,035

			4,638,777

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14		100,000	108,549
United Parcel Service, Inc.
3.875%, 4/1/14		250,000	262,989
5.125%, 4/1/19		100,000	120,984
3.125%, 1/15/21		250,000	268,226

			760,748

Airlines (0.5%)
American Airlines, Inc.
Series A
8.625%, 10/15/21		388,191	417,810
Series B
7.000%, 1/31/18§		1,073,696	1,089,802
Continental Airlines, Inc.
4.750%, 1/12/21		2,481,294	2,648,782
Delta Air Lines, Inc.
4.950%, 5/23/19		279,447	301,103
Series 1A A
6.200%, 7/2/18		168,706	185,577
UAL Pass Through Trust
Series 09-2
9.750%, 1/15/17		797,333	918,926

			5,562,000

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16		350,000	389,633
Euramax International, Inc.
9.500%, 4/1/16		750,000	686,250
Owens Corning, Inc.
9.000%, 6/15/19		100,000	125,855

			1,201,738

Commercial Services & Supplies (1.0%)
Altegrity, Inc.
12.000%, 11/1/15§†		1,100,000	983,840
American Reprographics Co.
10.500%, 12/15/16		1,200,000	1,260,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		100,000	112,076
4.750%, 5/1/19		100,000	120,043
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18§		1,175,000	1,192,625
Cornell University
5.450%, 2/1/19		200,000	243,683
International Lease Finance Corp.
5.875%, 8/15/22		1,300,000	1,339,000
Kloeckner Pentaplast GmbH & Co. KG
11.625%, 7/15/17(b)§	EUR	800,000	1,074,292
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		$1,000,000	1,012,500
Pitney Bowes, Inc.
5.750%, 9/15/17		200,000	219,000
6.250%, 3/15/19		100,000	109,500
Republic Services, Inc.
5.500%, 9/15/19		250,000	297,817
5.250%, 11/15/21		250,000	293,780
Rocket Software, Inc.
10.250%, 2/18/19		1,000,000	990,000
Rural/Metro Corp.
10.125%, 7/15/19§		925,000	925,000
Sheridan Group, Inc.
12.500%, 4/15/14		145,894	121,092
Sheridan Holdings, Inc.
9.000%, 6/20/20		550,000	552,750
Verisure Holding AB
8.750%, 9/1/18§	EUR	650,000	864,517
Waste Management, Inc.
6.100%, 3/15/18		$100,000	120,330
7.375%, 3/11/19		150,000	192,682
4.750%, 6/30/20		100,000	114,712
Yale University
2.900%, 10/15/14		100,000	104,878

			12,244,117

Construction & Engineering (0.1%)
ABB Finance USA, Inc.
1.625%, 5/8/17		100,000	101,332
2.875%, 5/8/22		150,000	154,938
Abengoa Finance S.A.U.
8.875%, 11/1/17§		700,000	647,500

			903,770

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13		100,000	105,641
4.875%, 10/15/19		200,000	240,480

			346,121

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Industrial Conglomerates (0.5%)
Cooper U.S., Inc.
2.375%, 1/15/16		$100,000	$102,608
3.875%, 12/15/20		100,000	109,402
Danaher Corp.
5.625%, 1/15/18		200,000	242,973
3.900%, 6/23/21		100,000	113,031
GE Capital Trust I
6.375%, 11/15/67(l)		300,000	317,250
General Electric Co.
5.250%, 12/6/17		300,000	355,169
Harland Clarke Holdings Corp.
9.750%, 8/1/18§		750,000	705,000
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		100,000	122,868
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		200,000	242,206
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	967,500	1,317,883
Tyco Electronics Group S.A.
6.000%, 10/1/12		$1,768,000	1,768,729
6.550%, 10/1/17		100,000	120,352
Tyco International Finance S.A.
8.500%, 1/15/19		100,000	134,654

			5,652,125

Machinery (0.2%)
Caterpillar, Inc.
1.375%, 5/27/14		100,000	101,458
2.600%, 6/26/22		250,000	255,896
Deere & Co.
2.600%, 6/8/22		250,000	256,119
Dover Corp.
5.450%, 3/15/18		150,000	178,626
Harsco Corp.
2.700%, 10/15/15		100,000	100,958
Illinois Tool Works, Inc.
5.150%, 4/1/14		100,000	106,741
6.250%, 4/1/19		100,000	125,983
Kennametal, Inc.
3.875%, 2/15/22		118,000	123,851
PACCAR, Inc.
6.875%, 2/15/14		100,000	108,606
Pall Corp.
5.000%, 6/15/20		100,000	113,758
Pentair Ltd.
5.000%, 5/15/21		100,000	112,368
Severstal Columbus LLC
10.250%, 2/15/18		450,000	459,000
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		800,000	856,000
Xylem, Inc.
3.550%, 9/20/16		150,000	160,123

			3,059,487

Marine (0.0%)
Hapag-Lloyd AG
9.750%, 10/15/17§		400,000	389,000

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	56,467
Equifax, Inc.
4.450%, 12/1/14		100,000	105,766
Verisk Analytics, Inc.
5.800%, 5/1/21		100,000	113,375

			275,608

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14		200,000	216,677
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		200,000	231,568
Canadian National Railway Co.
5.550%, 3/1/19		350,000	426,551
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	56,294
CSX Corp.
7.900%, 5/1/17		250,000	317,995
7.375%, 2/1/19		200,000	257,994
Norfolk Southern Corp.
7.700%, 5/15/17		200,000	253,329
5.750%, 4/1/18		100,000	119,961
Ryder System, Inc.
7.200%, 9/1/15		100,000	115,687
3.600%, 3/1/16		100,000	105,945
Union Pacific Corp.
5.700%, 8/15/18		200,000	243,188
6.125%, 2/15/20		100,000	125,118

			2,470,307

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24(b)§		200,000	208,000
GATX Corp.
3.500%, 7/15/16		150,000	155,394
4.850%, 6/1/21		100,000	105,120
HD Supply, Inc.
11.000%, 4/15/20§		350,000	380,625

			849,139

Total Industrials			38,352,937

Information Technology (1.7%)
Communications Equipment (0.2%)
Blue Coat Systems, Inc.
7.500%, 1/17/18		1,192,500	1,204,425
Cisco Systems, Inc.
5.500%, 2/22/16		400,000	463,726
4.950%, 2/15/19		500,000	596,564
Harris Corp.
6.375%, 6/15/19		100,000	121,230
Motorola Solutions, Inc.
6.000%, 11/15/17		100,000	119,044

			2,504,989

Computers & Peripherals (0.2%)
Dell, Inc.
2.300%, 9/10/15		200,000	207,639
Hewlett-Packard Co.
4.750%, 6/2/14		400,000	421,688
2.350%, 3/15/15		300,000	306,181
5.500%, 3/1/18		200,000	226,529
3.750%, 12/1/20		250,000	253,878
4.375%, 9/15/21		300,000	306,939
Oberthur Technologies
6.250%, 3/30/19		925,000	908,812

			2,631,666

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15		$150,000	$155,558
Avnet, Inc.
6.000%, 9/1/15		100,000	109,781
5.875%, 6/15/20		100,000	111,457
Ingram Micro, Inc.
5.000%, 8/10/22		100,000	104,216
Kemet Corp.
10.500%, 5/1/18		770,000	785,400

			1,266,412

Internet Software & Services (0.2%)
eBay, Inc.
0.875%, 10/15/13		100,000	100,468
3.250%, 10/15/20		100,000	106,837
2.600%, 7/15/22		100,000	100,196
Endurance International Group
11.000%, 10/20/18		1,000,000	1,000,000
Google, Inc.
1.250%, 5/19/14		100,000	101,468
2.125%, 5/19/16		100,000	105,216
3.625%, 5/19/21		100,000	112,978
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13(b)		942,734	777,756

			2,404,919

IT Services (0.4%)
CompuCom Systems, Inc.
12.500%, 10/1/15§		1,250,000	1,293,750
Computer Sciences Corp.
6.500%, 3/15/18		210,000	243,692
EVERTEC LLC/EVERTEC Finance Corp.
11.000%, 10/1/18		975,000	1,043,250
Fiserv, Inc.
3.125%, 10/1/15		200,000	208,350
6.800%, 11/20/17		100,000	121,170
International Business Machines Corp.
1.250%, 5/12/14		200,000	202,678
5.700%, 9/14/17		800,000	977,406
SAIC, Inc.
4.450%, 12/1/20		100,000	109,242
Western Union Co.
5.930%, 10/1/16		250,000	294,251

			4,493,789

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14		250,000	276,447
6.350%, 5/15/18		250,000	296,830
5.625%, 12/15/19		100,000	114,655

			687,932

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		100,000	107,182
Broadcom Corp.
2.500%, 8/15/22§		100,000	99,939
Intel Corp.
1.950%, 10/1/16		100,000	105,022
3.300%, 10/1/21		254,000	274,404
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	51,899
National Semiconductor Corp.
3.950%, 4/15/15		100,000	108,036
Texas Instruments, Inc.
1.375%, 5/15/14		100,000	101,548
2.375%, 5/16/16		100,000	105,808
1.650%, 8/3/19		100,000	100,537

			1,054,375

Software (0.5%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	158,468
Aspect Software, Inc.
10.625%, 5/15/17		650,000	667,875
BMC Software, Inc.
4.250%, 2/15/22		25,000	25,807
CA, Inc.
6.125%, 12/1/14		200,000	217,913
Infor US, Inc.
10.000%, 4/1/19§	EUR	975,000	1,346,893
Microsoft Corp.
2.950%, 6/1/14		$500,000	521,423
4.200%, 6/1/19		350,000	409,910
Misys plc
7.250%, 12/20/19		1,250,000	1,253,516
Oracle Corp.
5.250%, 1/15/16		450,000	517,036
5.750%, 4/15/18		550,000	681,483

			5,800,324

Total Information Technology			20,844,406

Materials (1.9%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	116,697
Airgas, Inc.
3.250%, 10/1/15		100,000	106,250
Cabot Corp.
5.000%, 10/1/16		100,000	111,991
Dow Chemical Co.
7.600%, 5/15/14		300,000	331,907
2.500%, 2/15/16		100,000	104,149
8.550%, 5/15/19		250,000	337,772
4.250%, 11/15/20		250,000	275,842
4.125%, 11/15/21		100,000	109,195
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15		200,000	211,837
5.250%, 12/15/16		100,000	117,405
6.000%, 7/15/18		250,000	315,349
3.625%, 1/15/21		200,000	223,101
Eastman Chemical Co.
2.400%, 6/1/17		150,000	156,167
5.500%, 11/15/19		100,000	117,563
Ecolab, Inc.
1.000%, 8/9/15		94,000	94,155
Hexion US Finance Corp.
6.625%, 4/15/20		875,000	890,312
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	645,312
9.500%, 1/15/21	EUR	1,225,000	1,149,156
Monsanto Co.
5.125%, 4/15/18		$100,000	118,808
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		321,000	350,692
9.625%, 7/15/17§	EUR	643,031	911,026
Phibro Animal Health Corp.
9.250%, 7/1/18§		$750,000	728,437
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14		200,000	214,670
6.500%, 5/15/19		100,000	127,357

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
PPG Industries, Inc.
1.900%, 1/15/16	$150,000	$155,300
6.650%, 3/15/18	150,000	186,325
Praxair, Inc.
4.625%, 3/30/15	200,000	219,685
4.500%, 8/15/19	100,000	117,065
3.000%, 9/1/21	100,000	105,477
2.200%, 8/15/22	100,000	98,197
Reichhold Industries, Inc.
9.000%, 5/8/17 PIK§	1,434,829	1,119,167
RPM International, Inc.
6.125%, 10/15/19	100,000	115,734
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	105,203
Valspar Corp.
7.250%, 6/15/19	100,000	123,642

		10,210,945

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	150,000	181,810
Viskase Cos., Inc.
9.875%, 1/15/18§	650,000	676,000

		857,810

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	200,000	230,782
6.150%, 8/15/20	150,000	164,713
5.400%, 4/15/21	100,000	105,000
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	129,046
Aperam
7.750%, 4/1/18§	550,000	453,750
ArcelorMittal S.A.
9.250%, 2/15/15	125,000	138,125
4.000%, 3/1/16	100,000	98,750
4.750%, 2/25/17	100,000	97,750
6.125%, 6/1/18	200,000	198,500
10.100%, 6/1/19	150,000	172,875
5.750%, 3/1/21	250,000	237,500
6.500%, 2/25/22	50,000	49,125
Barrick Gold Corp.
1.750%, 5/30/14	120,000	121,722
2.900%, 5/30/16	200,000	209,915
6.950%, 4/1/19	100,000	124,241
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	217,338
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	537,090
6.500%, 4/1/19	300,000	381,753
3.250%, 11/21/21	250,000	265,303
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	54,252
CSN Islands XI Corp.
6.875%, 9/21/19§	200,000	222,000
Essar Steel Algoma, Inc.
9.375%, 3/15/15§	475,000	453,625
FMG Resources Pty Ltd.
8.250%, 11/1/19§	625,000	601,563
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22	250,000	250,668
Newmont Mining Corp.
3.500%, 3/15/22	250,000	253,497
Nucor Corp.
5.750%, 12/1/17	100,000	121,373
5.850%, 6/1/18	100,000	122,972
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	400,000	440,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	225,211
9.000%, 5/1/19	350,000	477,617
4.125%, 5/20/21	250,000	276,059
Rio Tinto Finance USA plc
1.625%, 8/21/17	100,000	99,981
2.875%, 8/21/22	100,000	99,053
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/17§	1,050,000	1,073,625
Southern Copper Corp.
5.375%, 4/16/20	135,000	148,531
Teck Resources Ltd.
10.750%, 5/15/19	150,000	180,750
4.500%, 1/15/21	100,000	104,000
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19	500,000	477,500
Vale Overseas Ltd.
6.250%, 1/11/16	300,000	338,139
4.625%, 9/15/20	200,000	213,048

		10,166,742

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	200,000	210,944
International Paper Co.
5.300%, 4/1/15	100,000	108,994
9.375%, 5/15/19	300,000	407,816
4.750%, 2/15/22	100,000	113,616

		841,370

Total Materials		22,076,867

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.
5.100%, 9/15/14	200,000	217,943
2.500%, 8/15/15	500,000	526,121
5.625%, 6/15/16	200,000	234,228
1.700%, 6/1/17	500,000	513,096
5.500%, 2/1/18	300,000	363,448
4.450%, 5/15/21	500,000	589,566
BellSouth Corp.
5.200%, 9/15/14	300,000	324,444
British Telecommunications plc
5.950%, 1/15/18	200,000	239,537
CenturyLink, Inc.
6.450%, 6/15/21	200,000	226,064
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	150,000	160,019
6.750%, 8/20/18	150,000	187,936
France Telecom S.A.
4.375%, 7/8/14	200,000	211,096
2.750%, 9/14/16	100,000	103,812
5.375%, 7/8/19	200,000	233,930
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	625,000	631,250
Intelsat Jackson Holdings S.A.
11.250%, 6/15/16	352,000	367,840
7.250%, 10/15/20§	850,000	911,625
ITC Deltacom, Inc.
10.500%, 4/1/16	1,000,000	1,068,750
Level 3 Financing, Inc.
10.000%, 2/1/18	600,000	670,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
8.125%, 7/1/19	$300,000	$320,250
7.000%, 6/1/20§	300,000	298,125
PAETEC Holding Corp.
9.875%, 12/1/18	1,200,000	1,371,120
Telecom Italia Capital S.A.
5.250%, 11/15/13	200,000	207,344
6.175%, 6/18/14	300,000	317,024
5.250%, 10/1/15	100,000	105,320
7.175%, 6/18/19	200,000	219,074
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	300,000	317,496
5.877%, 7/15/19	145,000	145,264
5.462%, 2/16/21	300,000	291,627
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	117,800
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	696,185
5.500%, 2/15/18	300,000	361,969
6.350%, 4/1/19	400,000	510,845
4.600%, 4/1/21	300,000	357,663
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	114,870
Zayo Group LLC/Zayo Capital, Inc.
10.125%, 7/1/20	1,150,000	1,270,750

		14,803,931

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	106,507
2.375%, 9/8/16	300,000	311,697
5.000%, 3/30/20	1,000,000	1,163,110
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	531,614
8.500%, 11/15/18	200,000	279,389
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	231,316
6.800%, 8/15/18	150,000	189,666
Vodafone Group plc
5.000%, 12/16/13	200,000	210,926
4.150%, 6/10/14	300,000	318,379
5.625%, 2/27/17	200,000	238,319
5.450%, 6/10/19	200,000	245,271
2.500%, 9/26/22	200,000	199,471
Term Loan
6.875%, 8/11/15	1,000,000	1,030,000
6.875%, 8/17/15	107,527	110,753

		5,166,418

Total Telecommunication Services		19,970,349

Utilities (2.1%)
Electric Utilities (1.1%)
Arizona Public Service Co.
5.800%, 6/30/14	100,000	107,978
Carolina Power & Light Co.
5.300%, 1/15/19	200,000	240,658
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	101,392
4.000%, 8/1/20	160,000	180,772
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	120,324
Consumers Energy Co.
6.700%, 9/15/19	250,000	323,754
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	130,186
4.300%, 6/15/20	250,000	288,466
Duke Energy Corp.
3.350%, 4/1/15	100,000	105,649
5.050%, 9/15/19	150,000	174,406
3.050%, 8/15/22	100,000	101,336
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,500,000	2,695,802
Entergy Corp.
5.125%, 9/15/20	100,000	109,660
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	122,778
Exelon Corp.
4.900%, 6/15/15	200,000	219,791
FirstEnergy Solutions Corp.
4.800%, 2/15/15	250,000	268,309
Florida Power Corp.
4.550%, 4/1/20	25,000	29,146
Hydro-Quebec
2.000%, 6/30/16	350,000	365,596
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	129,670
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	116,069
6.375%, 3/1/18	100,000	119,166
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,084,400
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	101,598
3.750%, 11/15/20	150,000	157,098
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	215,217
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	178,826
Nevada Power Co.
6.500%, 8/1/18	200,000	248,743
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	100,000	101,725
1.200%, 6/1/15	150,000	150,762
7.875%, 12/15/15	100,000	120,096
6.000%, 3/1/19	100,000	117,783
Northern States Power Co.
1.950%, 8/15/15	100,000	103,578
Ohio Power Co.
6.050%, 5/1/18	200,000	244,317
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	247,349
Pacific Gas & Electric Co.
6.250%, 12/1/13	250,000	266,320
3.500%, 10/1/20	250,000	277,349
Peco Energy Co.
5.000%, 10/1/14	100,000	108,493
5.350%, 3/1/18	100,000	120,009
Progress Energy, Inc.
5.625%, 1/15/16	100,000	113,757
7.050%, 3/15/19	100,000	127,163
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	163,723
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	112,812
Public Service Electric & Gas Co.
3.500%, 8/15/20	100,000	108,528
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	100,000	116,273

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
Southern California Edison Co.
5.750%, 3/15/14		$250,000	$269,009
Southern Co.
4.150%, 5/15/14		145,000	153,084
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17		120,000	137,389
Tampa Electric Co.
6.100%, 5/15/18		100,000	124,748
Virginia Electric & Power Co.
5.000%, 6/30/19		165,000	197,604
Series A
5.400%, 1/15/16		100,000	115,313
Wisconsin Electric Power Co.
4.250%, 12/15/19		150,000	171,215
2.950%, 9/15/21		100,000	105,751
Wisconsin Power & Light Co.
5.000%, 7/15/19		50,000	59,902
Xcel Energy, Inc.
4.700%, 5/15/20		100,000	117,246

			13,088,088

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21		250,000	268,318
Atmos Energy Corp.
8.500%, 3/15/19		100,000	133,714
Boardwalk Pipelines LP
5.750%, 9/15/19		200,000	223,801
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		100,000	115,130
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20§		675,000	737,437
NGPL PipeCo LLC
7.119%, 12/15/17§		350,000	373,625
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17		150,000	175,943
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17(b)		750,000	759,375

			2,787,343

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		100,000	117,308
Exelon Generation Co. LLC
5.350%, 1/15/14		100,000	105,324
6.200%, 10/1/17		100,000	118,966
NRG Energy, Inc.
7.625%, 1/15/18		500,000	541,250
PPL Energy Supply LLC
6.500%, 5/1/18		100,000	118,533
PSEG Power LLC
5.125%, 4/15/20		200,000	229,392
Tennessee Valley Authority
5.500%, 7/18/17		550,000	670,653
3.875%, 2/15/21		1,000,000	1,171,973
TransAlta Corp.
4.750%, 1/15/15		100,000	104,814

			3,178,213

Multi-Utilities (0.5%)
Ameren Corp.
8.875%, 5/15/14		100,000	111,158
CenterPoint Energy, Inc.
5.950%, 2/1/17		100,000	116,389
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19		100,000	130,456
Series 04-A
4.700%, 2/1/14		2,900,000	3,058,757
Series 08-A
5.850%, 4/1/18		300,000	369,933
Dominion Resources, Inc.
1.800%, 3/15/14		100,000	101,639
5.150%, 7/15/15		200,000	221,739
8.875%, 1/15/19		200,000	272,737
DTE Energy Co.
7.625%, 5/15/14		100,000	110,538
6.350%, 6/1/16		100,000	116,431
National Grid plc
6.300%, 8/1/16		100,000	116,252
NiSource Finance Corp.
6.400%, 3/15/18		100,000	122,171
5.450%, 9/15/20		100,000	118,130
NSTAR LLC
4.500%, 11/15/19		150,000	170,250
SCANA Corp.
6.250%, 4/1/20		100,000	117,443
Sempra Energy
6.500%, 6/1/16		60,000	71,609
6.150%, 6/15/18		100,000	124,032
Veolia Environnement S.A.
6.000%, 6/1/18		200,000	232,532

			5,682,196

Total Utilities			24,735,840

Total Corporate Bonds			413,776,862

Government Securities (63.0%)
Agency CMO (6.2%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		1,200,000	1,262,747
Federal National Mortgage Association
4.000%, 12/1/39		847,523	911,849
4.000%, 8/1/40		694,937	747,681
4.000%, 9/1/40		1,627,513	1,751,039
4.000%, 9/1/41		862,423	927,879
4.500%, 10/25/42 TBA		25,000,000	27,066,405
5.000%, 10/25/42 TBA		15,000,000	16,364,063
4.000%, 11/25/42 TBA		2,000,000	2,152,812
5.000%, 11/25/42 TBA		21,000,000	22,898,203

			74,082,678

Foreign Governments (2.1%)
Canadian Government Bond
2.375%, 9/10/14		350,000	364,243
0.875%, 2/14/17		300,000	303,172
Development Bank of Japan
5.125%, 2/1/17		200,000	235,065
Eksportfinans ASA
1.875%, 4/2/13		200,000	199,250
0.661%, 4/5/13(l)		100,000	98,545
1.600%, 3/20/14	JPY	1,000,000	12,451
3.000%, 11/17/14		$200,000	196,500
2.000%, 9/15/15		200,000	188,000
5.500%, 5/25/16		100,000	102,550
5.500%, 6/26/17		100,000	101,750
Export Development Canada
2.250%, 5/28/15		450,000	472,166
1.250%, 10/26/16		200,000	205,152
Export-Import Bank of Korea
8.125%, 1/21/14		800,000	869,576
4.125%, 9/9/15		150,000	161,220

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 1/29/21		$600,000	$650,000
Federative Republic of Brazil
8.000%, 1/15/18		336,111	398,628
5.875%, 1/15/19		300,000	372,000
8.875%, 10/14/19		100,000	144,500
4.875%, 1/22/21		250,000	298,875
Italy Buoni Poliennali Del Tesoro
4.000%, 2/1/37	EUR	100,000	102,655
Japan Finance Corp.
2.500%, 1/21/16		$500,000	527,826
2.250%, 7/13/16		500,000	525,800
Japan Finance Organization for Municipalities
5.000%, 5/16/17		300,000	352,978
4.000%, 1/13/21		100,000	115,829
Korea Development Bank
8.000%, 1/23/14		250,000	271,618
3.250%, 3/9/16		500,000	524,924
Korea Finance Corp.
4.625%, 11/16/21		250,000	280,396
Province of British Columbia
2.850%, 6/15/15		400,000	425,567
Province of Manitoba
4.900%, 12/6/16		400,000	462,650
Province of Nova Scotia
5.125%, 1/26/17		250,000	291,862
Province of Ontario
4.100%, 6/16/14		500,000	531,198
2.950%, 2/5/15		250,000	264,196
1.875%, 9/15/15		650,000	673,617
4.950%, 11/28/16		550,000	641,769
1.650%, 9/27/19		300,000	301,044
4.000%, 10/7/19		600,000	694,943
2.450%, 6/29/22		200,000	204,047
Province of Quebec
4.875%, 5/5/14		340,000	363,425
4.600%, 5/26/15		150,000	165,736
4.625%, 5/14/18		200,000	235,059
3.500%, 7/29/20		200,000	222,886
Republic of Chile
3.875%, 8/5/20		200,000	226,300
Republic of Colombia
8.250%, 12/22/14		500,000	577,500
4.375%, 7/12/21		350,000	403,025
Republic of Italy
4.500%, 1/21/15		500,000	516,440
5.250%, 9/20/16		630,000	655,799
Republic of Korea
5.750%, 4/16/14		1,750,000	1,880,795
7.125%, 4/16/19		1,850,000	2,419,633
Republic of Panama
5.200%, 1/30/20		200,000	239,500
Republic of Peru
8.375%, 5/3/16		100,000	124,000
7.125%, 3/30/19		100,000	131,750
Republic of Poland
5.250%, 1/15/14		250,000	263,008
6.375%, 7/15/19		500,000	616,160
Republic of South Africa
6.875%, 5/27/19		250,000	314,688
5.500%, 3/9/20		250,000	296,875
State of Israel
5.125%, 3/1/14		120,000	126,461
5.500%, 11/9/16		100,000	115,000
5.125%, 3/26/19		200,000	230,500
Svensk Exportkredit AB
3.250%, 9/16/14		300,000	314,331
5.125%, 3/1/17		200,000	232,613
United Mexican States
3.625%, 3/15/22		1,274,000	1,391,845

			24,629,891

Municipal Bonds (2.1%)
City of New York, New York
6.246%, 6/1/35		1,200,000	1,396,572
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30		1,500,000	1,800,690
Metro Wastewater Reclamation District
4.718%, 4/1/19		1,000,000	1,176,420
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,475,610
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		1,000,000	1,154,990
Northern California Power Agency
7.311%, 6/1/40		1,000,000	1,238,520
Port Authority of New York & New Jersey
5.647%, 11/1/40		700,000	876,918
San Diego County Regional Airport Authority
6.628%, 7/1/40		500,000	552,540
State of California
3.950%, 11/1/15		400,000	433,516
State of Illinois
4.071%, 1/1/14		100,000	103,408
4.421%, 1/1/15		100,000	105,806
5.665%, 3/1/18		500,000	563,455
State of Illinois Toll Highway Authority
5.293%, 1/1/24		3,000,000	3,296,220
Texas State Transportation Commission
5.028%, 4/1/26		1,800,000	2,186,982
University of California Medical Center
5.435%, 5/15/23		4,700,000	5,532,323
University of Texas
6.276%, 8/15/41		2,900,000	3,431,193

			25,325,163

Supranational (1.7%)
African Development Bank
3.000%, 5/27/14		500,000	521,984
2.500%, 3/15/16		150,000	160,075
Asian Development Bank
2.750%, 5/21/14		500,000	519,835
4.250%, 10/20/14		250,000	269,935
2.500%, 3/15/16		250,000	266,348
5.500%, 6/27/16		250,000	294,811
1.875%, 10/23/18		250,000	262,700
Corp. Andina de Fomento
3.750%, 1/15/16		250,000	262,500
8.125%, 6/4/19		250,000	323,750
Council of Europe Development Bank
2.625%, 2/16/16		400,000	423,269
European Bank for Reconstruction & Development
1.625%, 9/3/15		250,000	258,375
1.375%, 10/20/16		250,000	257,137
0.750%, 9/1/17		250,000	249,892
European Investment Bank
3.000%, 4/8/14		1,000,000	1,039,251
3.125%, 6/4/14		750,000	783,910
1.125%, 8/15/14		1,000,000	1,013,008
2.875%, 1/15/15		500,000	527,335
2.750%, 3/23/15		500,000	527,771
4.875%, 2/16/16		1,100,000	1,254,538

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 7/15/16	$1,000,000	$1,051,179
4.875%, 1/17/17	550,000	643,397
1.125%, 9/15/17	750,000	757,196
1.000%, 12/15/17	200,000	199,729
2.875%, 9/15/20	500,000	535,573
4.000%, 2/16/21	200,000	230,175
Inter-American Development Bank
3.000%, 4/22/14	750,000	780,447
5.125%, 9/13/16	280,000	329,482
1.375%, 10/18/16	250,000	257,683
4.250%, 9/10/18	500,000	593,923
3.875%, 2/14/20	500,000	589,585
International Bank for Reconstruction & Development
3.500%, 10/8/13	800,000	826,297
1.125%, 8/25/14	500,000	507,513
2.375%, 5/26/15	500,000	526,088
2.125%, 3/15/16	1,000,000	1,053,574
0.875%, 4/17/17	500,000	501,169
International Finance Corp.
3.000%, 4/22/14	500,000	520,776
2.250%, 4/11/16	500,000	530,018
2.125%, 11/17/17	250,000	266,342
Nordic Investment Bank
5.000%, 2/1/17	250,000	296,130

		20,212,700

U.S. Government Agencies (5.5%)
Federal Farm Credit Bank
1.125%, 2/27/14	1,650,000	1,670,363
1.500%, 11/16/15	1,000,000	1,033,527
4.875%, 1/17/17	700,000	825,578
Federal Home Loan Bank
3.625%, 10/18/13	1,900,000	1,967,807
0.550%, 10/25/13	400,000	400,107
0.375%, 11/27/13	250,000	250,401
5.250%, 6/18/14	800,000	868,381
5.500%, 8/13/14	850,000	933,250
0.400%, 8/28/14	300,000	300,151
1.630%, 8/20/15	400,000	414,855
0.500%, 11/20/15	250,000	251,052
5.375%, 5/18/16	1,000,000	1,175,552
5.625%, 6/13/16	1,150,000	1,320,057
4.750%, 12/16/16	1,250,000	1,465,541
1.000%, 6/21/17	400,000	404,810
5.000%, 11/17/17	1,250,000	1,515,853
1.875%, 3/8/19	500,000	521,111
Federal Home Loan Mortgage Corp.
0.500%, 10/18/13	500,000	500,084
4.875%, 11/15/13	1,000,000	1,052,332
0.375%, 11/27/13	2,000,000	2,003,208
0.550%, 12/27/13	500,000	500,487
2.500%, 1/7/14	1,690,000	1,738,330
0.550%, 1/9/14	300,000	300,334
4.500%, 1/15/14	500,000	527,501
1.375%, 2/25/14	1,900,000	1,929,968
2.500%, 4/23/14	500,000	517,534
5.000%, 7/15/14	680,000	737,666
3.000%, 7/28/14	350,000	367,417
1.000%, 12/5/14	200,000	200,341
0.875%, 12/19/14	500,000	500,855
1.000%, 12/19/14	400,000	400,797
0.850%, 1/9/15	200,000	200,402
0.800%, 1/13/15	100,000	100,663
4.500%, 1/15/15	1,000,000	1,095,613
2.875%, 2/9/15	1,500,000	1,591,073
0.550%, 2/27/15	500,000	501,641
0.500%, 8/28/15	300,000	301,385
1.750%, 9/10/15	750,000	779,458
0.500%, 9/25/15	300,000	300,359
4.750%, 11/17/15	1,000,000	1,135,105
0.850%, 2/24/16	500,000	503,594
5.125%, 10/18/16	1,000,000	1,179,334
1.600%, 11/2/16	400,000	400,470
1.625%, 11/14/16	400,000	400,652
2.250%, 1/23/17	200,000	204,892
5.000%, 4/18/17	300,000	357,611
1.000%, 6/29/17	500,000	505,565
5.500%, 8/23/17	450,000	551,429
1.000%, 9/29/17	750,000	756,252
1.750%, 5/30/19	1,000,000	1,036,709
2.000%, 7/30/19	100,000	101,748
1.250%, 10/2/19	500,000	498,965
2.375%, 1/13/22	1,000,000	1,049,122
Federal National Mortgage Association
1.125%, 10/8/13	100,000	100,921
1.000%, 10/15/13	100,000	100,801
4.625%, 10/15/13	1,460,000	1,526,955
0.600%, 10/25/13	1,000,000	1,000,305
0.625%, 12/6/13	500,000	500,454
0.750%, 12/18/13	2,000,000	2,012,020
1.350%, 2/24/14	150,000	152,224
2.750%, 3/13/14	750,000	777,121
2.500%, 5/15/14	2,500,000	2,591,504
3.000%, 9/16/14	1,000,000	1,052,977
0.750%, 11/21/14	400,000	400,375
0.550%, 2/27/15	300,000	300,984
0.375%, 3/25/15	200,000	200,034
0.500%, 7/2/15	1,000,000	1,002,830
0.600%, 7/24/15	500,000	500,552
2.375%, 7/28/15	1,200,000	1,267,788
1.875%, 9/9/15	250,000	261,248
0.480%, 10/9/15	1,250,000	1,251,249
1.875%, 10/15/15	100,000	103,879
0.750%, 11/24/15	500,000	501,321
0.700%, 2/22/16	300,000	300,436
5.000%, 3/15/16	1,150,000	1,327,042
1.750%, 11/14/16	400,000	400,742
5.000%, 2/13/17	1,000,000	1,185,369
1.250%, 2/27/17	100,000	100,397
1.250%, 3/6/17	200,000	200,840
1.200%, 3/8/17	100,000	100,401
5.000%, 5/11/17	1,390,000	1,658,518
5.375%, 6/12/17	1,450,000	1,760,951
0.875%, 8/28/17	1,000,000	1,004,033
1.000%, 9/27/17	250,000	250,449
0.875%, 10/26/17	500,000	501,262
1.750%, 1/30/19	200,000	202,672
1.700%, 10/4/19	200,000	200,823

		64,946,769

U.S. Treasuries (45.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	4,948,608
9.250%, 2/15/16	3,000,000	3,892,800
7.500%, 11/15/16	2,500,000	3,215,217
9.125%, 5/15/18	840,000	1,228,817
8.875%, 2/15/19	500,000	748,615
8.125%, 8/15/19	1,980,000	2,924,434
8.750%, 8/15/20	2,880,000	4,523,958

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 1/15/26 TIPS	$300,000	$455,143
2.375%, 1/15/27 TIPS	800,000	1,254,844
1.750%, 1/15/28 TIPS	5,100,000	7,224,827
2.500%, 1/15/29 TIPS	700,000	1,068,307
U.S. Treasury Notes
0.500%, 10/15/13	3,750,000	3,761,719
2.750%, 10/31/13	2,520,000	2,589,201
4.250%, 11/15/13	4,100,000	4,285,797
2.000%, 11/30/13	5,050,000	5,154,985
0.750%, 12/15/13	3,000,000	3,019,336
1.500%, 12/31/13	4,940,000	5,019,503
1.750%, 1/31/14	3,090,000	3,152,935
4.000%, 2/15/14	2,000,000	2,103,664
0.250%, 2/28/14	6,300,000	6,302,953
1.875%, 2/28/14	3,500,000	3,581,676
0.250%, 3/31/14	3,000,000	3,000,938
1.750%, 3/31/14	5,000,000	5,113,730
0.250%, 4/30/14	4,000,000	4,001,094
1.875%, 4/30/14	8,000,000	8,207,187
1.000%, 5/15/14	3,000,000	3,037,301
4.750%, 5/15/14	5,000,000	5,365,801
0.250%, 5/31/14	10,000,000	10,003,125
0.250%, 6/30/14	4,000,000	4,000,781
2.625%, 6/30/14	5,000,000	5,207,754
0.125%, 7/31/14	1,500,000	1,496,895
0.500%, 8/15/14	4,500,000	4,521,621
4.250%, 8/15/14	1,500,000	1,611,879
0.250%, 8/31/14	22,100,000	22,104,575
2.375%, 8/31/14	9,200,000	9,573,390
0.250%, 9/30/14	8,000,000	8,002,187
2.375%, 9/30/14	8,000,000	8,340,000
0.500%, 10/15/14	8,000,000	8,040,562
4.250%, 11/15/14	2,700,000	2,927,496
2.625%, 12/31/14	8,500,000	8,951,961
2.250%, 1/31/15	5,500,000	5,752,613
0.250%, 2/15/15	2,500,000	2,498,515
4.000%, 2/15/15	2,410,000	2,621,798
0.375%, 4/15/15	2,000,000	2,004,453
2.500%, 4/30/15	9,000,000	9,511,945
4.125%, 5/15/15	2,000,000	2,199,547
0.375%, 6/15/15	3,000,000	3,006,281
1.875%, 6/30/15	8,550,000	8,918,719
0.250%, 8/15/15	3,100,000	3,095,132
4.250%, 8/15/15	2,790,000	3,103,178
0.250%, 9/15/15	2,000,000	1,996,562
1.250%, 9/30/15	6,450,000	6,628,635
1.250%, 10/31/15	5,000,000	5,140,195
1.375%, 11/30/15	8,150,000	8,413,156
4.500%, 2/15/16	2,000,000	2,276,891
2.625%, 2/29/16	4,000,000	4,306,219
2.375%, 3/31/16	3,000,000	3,207,023
5.125%, 5/15/16	3,350,000	3,916,150
3.250%, 6/30/16	3,000,000	3,315,023
3.125%, 10/31/16	5,400,000	5,978,433
0.875%, 12/31/16	4,000,000	4,062,406
3.250%, 12/31/16	2,350,000	2,621,205
3.125%, 1/31/17	2,200,000	2,445,455
4.625%, 2/15/17	4,450,000	5,236,781
0.875%, 2/28/17	3,500,000	3,553,703
3.000%, 2/28/17	4,300,000	4,762,384
1.000%, 3/31/17	3,000,000	3,060,047
3.250%, 3/31/17	2,400,000	2,688,562
3.125%, 4/30/17	3,500,000	3,905,453
4.500%, 5/15/17	2,000,000	2,358,891
2.750%, 5/31/17	3,000,000	3,301,992
2.375%, 7/31/17	3,000,000	3,253,969
4.750%, 8/15/17	2,600,000	3,117,603
0.625%, 8/31/17	3,000,000	3,001,758
1.875%, 8/31/17	3,500,000	3,715,031
0.625%, 9/30/17	1,000,000	999,805
1.875%, 9/30/17	3,200,000	3,395,425
1.875%, 10/31/17	5,000,000	5,306,250
2.250%, 11/30/17	1,150,000	1,242,728
2.625%, 1/31/18	2,500,000	2,752,383
3.500%, 2/15/18	3,250,000	3,727,725
2.625%, 4/30/18	3,000,000	3,307,641
2.375%, 5/31/18	3,000,000	3,266,414
2.250%, 7/31/18	5,000,000	5,412,617
4.000%, 8/15/18	1,300,000	1,540,998
1.500%, 8/31/18	4,000,000	4,156,375
1.375%, 9/30/18	5,500,000	5,673,637
3.750%, 11/15/18	5,110,000	5,997,783
1.375%, 12/31/18	5,000,000	5,149,414
2.750%, 2/15/19	5,600,000	6,239,406
1.500%, 3/31/19	8,000,000	8,282,813
1.250%, 4/30/19	2,000,000	2,037,469
3.125%, 5/15/19	5,650,000	6,440,956
1.000%, 6/30/19	5,000,000	4,998,984
0.875%, 7/31/19	1,500,000	1,485,703
3.625%, 8/15/19	3,900,000	4,580,672
1.000%, 8/31/19	5,900,000	5,885,388
3.625%, 2/15/20	6,000,000	7,070,578
3.500%, 5/15/20	4,000,000	4,683,438
1.250%, 7/15/20	600,000	753,717
2.625%, 8/15/20	7,850,000	8,678,297
2.625%, 11/15/20	6,000,000	6,624,375
1.125%, 1/15/21	600,000	743,639
3.625%, 2/15/21	5,000,000	5,919,531
3.125%, 5/15/21	7,000,000	8,001,984
0.625%, 7/15/21	1,000,000	1,163,418
2.125%, 8/15/21	6,000,000	6,346,922
2.000%, 11/15/21	4,700,000	4,906,616
2.000%, 2/15/22	28,550,000	29,694,452
1.750%, 5/15/22	11,672,000	11,836,229

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 8/15/22	$19,600,000	$19,578,256

		540,823,362

Total Government Securities		750,020,563

Time Deposit (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Banco do Brasil S.A.
0.756%, 2/14/14	5,600,000	5,592,636

Total Financials		5,592,636

Total Time Deposits		5,592,636

Total Long-Term Debt Securities (101.1%) (Cost $1,145,995,079)		1,203,987,137

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
Ally Financial, Inc.
7.300%	52,000	1,270,360
7.350%*	26,000	641,420

Total Preferred Stocks (0.2%) (Cost $1,770,600)		1,911,780

COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Network Communications, Inc. (ADR)(b)*†	310,800	15,540

Total Consumer Discretionary		15,540

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.(b)*†	1,166	32,217

Total Energy		32,217

Total Common Stocks (0.0%) (Cost $15,540)		47,757

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*†	1,803	—

Total Energy		—

Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 9/27/36(b)*†	14,763,286	814,933

Total Industrials		814,933

Total Warrants (0.1%) (Cost $1,447,432)		814,933

SHORT-TERM INVESTMENT:
Government Securities (2.9%)
U.S. Treasury Bills
0.06%, 10/25/12 #(p)	47,000	46,998
0.15%, 5/30/13 #(p)	17,296,000	17,278,062
0.16%, 7/25/13 (p)	6,700,000	6,691,160
0.16%, 8/22/13 (p)	2,200,000	2,196,824
0.16%, 9/19/13 (p)	8,800,000	8,786,201

Total Government Securities		34,999,245

Total Short-Term Investments (2.9%) (Cost $34,993,220)		34,999,245

Total Investments Before Options Written (104.3%) (Cost $1,184,221,871)		1,241,760,852

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Put Option Written (0.0%)
5 Year U.S. Treasury Notes
October 2012 @ $123.00*	(92)	(719)

Total Options Written (0.0%) (Premiums Received $5,644)		(719)

Total Investments after Options Written (104.3%) (Cost $1,184,216,227)		1,241,760,133
Other Assets Less Liabilities (-4.3%)		(50,700,582)

Net Assets (100%)		$1,191,059,551

*	Non-income producing.

†	Securities (totaling $6,457,124 or 0.5% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2012, the market value of these securities amounted to $96,390,607 or 8.1% of net assets. Securities denoted with "§" but without "b" have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $265,771.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2012.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2012, the market value of these securities amounted to $3,190,215 or 0.3% of net assets.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt
AUD — Australian Dollar
CMO — Collateralized Mortgage Obligation
EUR — European Currency Unit
JPY — Japanese Yen
PIK — Payment-in Kind Security
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
10 Year Australian Bonds	154	December-12	$19,901,204	$20,270,315	$369,111

At September 30, 2012, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	148	$153,073	$154,742	$(1,669)
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	140	144,799	146,001	(1,202)
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	175	224,888	212,869	12,019
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	150	192,761	187,027	5,734
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	450	578,284	587,722	(9,438)
European Union Euro vs. U.S. Dollar, expiring 11/13/12	JPMorgan Chase Bank	325	417,824	421,987	(4,163)
European Union Euro vs. U.S. Dollar, expiring 12/5/12	JPMorgan Chase Bank	175	225,037	219,402	5,635
Malaysian Ringgit vs. U.S. Dollar, expiring 10/16/12	JPMorgan Chase Bank	16,132	5,272,075	5,177,000	95,075
Mexican Peso vs. U.S. Dollar, expiring 12/3/12	HSBC Bank plc	118	9,120	8,724	396

					$102,387

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 10/11/12	HSBC Bank plc	248	$259,176	$257,039	$2,137
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	JPMorgan Chase Bank	222	231,107	229,609	1,498
Australian Dollar vs. U.S. Dollar, expiring 11/1/12	Westpac Banking Corp.	6,734	7,013,462	6,964,808	48,654
British Pound vs. U.S. Dollar, expiring 12/12/12	JPMorgan Chase Bank	1,611	2,575,650	2,600,900	(25,250)
Canadian Dollar vs. U.S. Dollar, expiring 12/20/12	Citibank N.A.	2,033	2,098,959	2,064,159	34,800
Chinese Renminbi vs. U.S. Dollar, expiring 2/1/13	JPMorgan Chase Bank	91	14,264	14,313	(49)
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	1,150	1,533,605	1,477,835	55,770
European Union Euro vs. U.S. Dollar, expiring 10/4/12	JPMorgan Chase Bank	2,950	3,875,032	3,790,969	84,063
European Union Euro vs. U.S. Dollar, expiring 11/13/12	JPMorgan Chase Bank	975	1,264,977	1,253,471	11,506
European Union Euro vs. U.S. Dollar, expiring 12/5/12	JPMorgan Chase Bank	1,025	1,275,231	1,318,074	(42,843)
European Union Euro vs. U.S. Dollar, expiring 12/17/12	HSBC Bank plc	11,752	14,815,511	15,114,529	(299,018)
European Union Euro vs. U.S. Dollar, expiring 1/22/13	JPMorgan Chase Bank	825	1,010,506	1,061,499	(50,993)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 12/10/12	Barclays Bank plc	191,507	$2,444,204	$2,455,546	$(11,342)
Singapore Dollar vs. U.S. Dollar, expiring 10/22/12	JPMorgan Chase Bank	52	41,118	42,086	(968)
Taiwan Dollar vs. U.S. Dollar, expiring 11/30/12	Barclays Bank plc	198	6,732	6,769	(37)

					$(192,072)

					$(89,685)

Options Written:

Options written through the period ended September 30, 2012 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2012	—	$—
Options Written	126	53,142
Options Terminated in Closing Purchase Transactions	(34)	(47,498)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – September 30, 2012	92	$5,644

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$2,682,931	$3,813,059	$6,495,990
Non-Agency CMO	—	27,184,758	—	27,184,758
Common Stocks
Consumer Discretionary	—	—	15,540	15,540
Energy	—	—	32,217	32,217
Convertible Bonds
Energy	—	916,328	—	916,328
Corporate Bonds
Consumer Discretionary	—	33,785,027	797,535	34,582,562
Consumer Staples	—	32,470,618	—	32,470,618
Energy	—	32,241,005	—	32,241,005
Financials	—	149,226,954	—	149,226,954
Health Care	—	39,275,324	—	39,275,324
Industrials	—	37,369,097	983,840	38,352,937
Information Technology	—	20,844,406	—	20,844,406
Materials	—	22,076,867	—	22,076,867
Telecommunication Services	—	19,970,349	—	19,970,349
Utilities	—	24,735,840	—	24,735,840
Forward Currency Contracts	—	357,287	—	357,287

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$369,111	$—	$—	$369,111
Government Securities
Agency CMO	—	74,082,678	—	74,082,678
Foreign Governments	—	24,629,891	—	24,629,891
Municipal Bonds	—	25,325,163	—	25,325,163
Supranational	—	20,212,700	—	20,212,700
U.S. Government Agencies	—	64,946,769	—	64,946,769
U.S. Treasuries	—	540,823,362	—	540,823,362
Preferred Stocks
Financials	1,911,780	—	—	1,911,780
Short-Term Investments	—	34,999,245	—	34,999,245
Time Deposits
Financials	—	5,592,636	—	5,592,636
Warrants
Energy	—	—	—	—
Industrials	—	—	814,933	814,933

Total Assets	$2,280,891	$1,233,749,235	$6,457,124	$1,242,487,250

Liabilities:
Forward Currency Contracts	$—	$(446,972)	$—	$(446,972)
Options Written
Put Options Written	(719)	—	—	(719)

Total Liabilities	$(719)	$(446,972)	$—	$(447,691)

Total	$2,280,172	$1,233,302,263	$6,457,124	$1,242,039,559

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities - Asset-Backed Securities	Investments in Corporate Bonds-Consumer Discretionary
Balance as of 12/31/11	$3,580,007	$1,427,357
Total gains or losses (realized/unrealized) included in earnings	233,052	(717,502)
Purchases	—	87,680
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$3,813,059	$797,535

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$233,052	$(717,502)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Investments in Corporate Bonds- Industrials	Investments in Common Stocks- Consumer Discretionary
Balance as of 12/31/11	$2,289,376	$15,540
Total gains or losses (realized/unrealized) included in earnings	164,906	—
Purchases	—	—
Sales	(1,470,442)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/12	$983,840	$15,540

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(89,760)	$—

	Investments in Common Stocks- Energy†	Investments in Warrants- Energy††	Investments in Warrants- Industrials
Balance as of 12/31/11	$—	$—	$49,569
Total gains or losses (realized/unrealized) included in earnings	32,217	—	(565,267)
Purchases	—	—	1,330,634
Sales	—	—	(3)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$32,217	$—	$814,933

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$32,217	$—	$(565,267)

†	Security received through corporate action with $0 cost.

††	Security represents level 3 investments with $0 Cost and Market Value.

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,517,180,965
Long-term U.S. Treasury securities	478,221,308

$1,995,402,273

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,999,157,845
Long-term U.S. Treasury securities	617,606,218

$2,616,764,063

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,918,586
Aggregate gross unrealized depreciation	(5,612,579)

Net unrealized appreciation	$57,306,007

Federal income tax cost of investments	$1,184,454,845

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	13,472	$258,393
Dana Holding Corp.	3,877	47,687
Dorman Products, Inc.*	6,197	195,267
Drew Industries, Inc.*	2,301	69,513
Fuel Systems Solutions, Inc.*	787	13,529
Gentherm, Inc.*	281,115	3,497,071
Tenneco, Inc.*	15,192	425,376
Tower International, Inc.*	1,303	10,046

		4,516,882

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,116	26,725

Distributors (0.1%)
Core-Mark Holding Co., Inc.	492	23,670
Pool Corp.	11,774	489,563
Weyco Group, Inc.	149	3,628

		516,861

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	4,513	164,409
Bridgepoint Education, Inc.*	4,393	44,589
Capella Education Co.*	3,410	119,555
Coinstar, Inc.*	7,808	351,204
Collectors Universe	1,341	18,814
Grand Canyon Education, Inc.*	10,112	237,935
Hillenbrand, Inc.	13,969	254,096
K12, Inc.*	6,758	136,512
Mac-Gray Corp.	428	5,739
Matthews International Corp., Class A	3,394	101,209
National American University Holdings, Inc.	1,245	6,225
Sotheby’s, Inc.	6,031	189,976
Steiner Leisure Ltd.*	3,862	179,776
Strayer Education, Inc.	3,009	193,629
Universal Technical Institute, Inc.	3,604	49,375

		2,053,043

Hotels, Restaurants & Leisure (3.6%)
AFC Enterprises, Inc.*	6,168	151,733
Ameristar Casinos, Inc.	7,299	129,922
Biglari Holdings, Inc.*	30	10,952
BJ’s Restaurants, Inc.*	6,214	281,805
Bloomin’ Brands, Inc.*	3,133	51,538
Bob Evans Farms, Inc.	1,009	39,482
Boyd Gaming Corp.*	1,050	7,413
Bravo Brio Restaurant Group, Inc.*	4,886	71,091
Buffalo Wild Wings, Inc.*	4,659	399,463
Caesars Entertainment Corp.*	8,345	56,746
Caribou Coffee Co., Inc.*	5,342	73,346
Carrols Restaurant Group, Inc.*	2,633	15,166
CEC Entertainment, Inc.	4,640	139,757
Cheesecake Factory, Inc.	13,655	488,166
Churchill Downs, Inc.	1,083	67,926
Chuy’s Holdings, Inc.*	1,112	27,266
Cracker Barrel Old Country Store, Inc.	4,882	327,631
Del Frisco’s Restaurant Group, Inc.*	853	12,710
Denny’s Corp.*	19,094	92,606
DineEquity, Inc.*	3,875	217,000
Domino’s Pizza, Inc.	14,559	548,874
Dunkin’ Brands Group, Inc.	54,704	1,597,083
Einstein Noah Restaurant Group, Inc.	1,296	22,926
Fiesta Restaurant Group, Inc.*	309,726	4,915,352
Gaylord Entertainment Co. (REIT)*	4,734	187,135
Ignite Restaurant Group, Inc.*	44,581	621,459
Interval Leisure Group, Inc.	9,825	185,987
Jack in the Box, Inc.*	9,045	254,255
Jamba, Inc.*	17,479	38,978
Life Time Fitness, Inc.*	9,951	455,159
Morgans Hotel Group Co.*	2,681	17,212
MTR Gaming Group, Inc.*	5,712	24,048
Multimedia Games Holding Co., Inc.*	6,924	108,915
Nathan’s Famous, Inc.*	667	20,977
Papa John’s International, Inc.*	4,547	242,855
Peet’s Coffee & Tea, Inc.*	16,013	1,174,394
Pinnacle Entertainment, Inc.*	923	11,307
Premier Exhibitions, Inc.*	6,460	15,310
Red Robin Gourmet Burgers, Inc.*	1,668	54,310
Ruth’s Hospitality Group, Inc.*	8,902	56,706
Scientific Games Corp., Class A*	1,907	15,771
Shuffle Master, Inc.*	44,875	709,474
Six Flags Entertainment Corp.	9,968	586,118
Sonic Corp.*	12,401	127,358
Texas Roadhouse, Inc.	15,814	270,419
Town Sports International Holdings, Inc.*	5,855	72,426
Vail Resorts, Inc.	65,957	3,802,421

		18,798,948

Household Durables (0.6%)
American Greetings Corp., Class A	627	10,534
Blyth, Inc.	2,628	68,302
Brookfield Incorporacoes S.A.	330,088	635,019
Cavco Industries, Inc.*	1,568	71,956
Ethan Allen Interiors, Inc.	5,309	116,373
iRobot Corp.*	68,623	1,561,859
La-Z-Boy, Inc.*	3,862	56,501
Libbey, Inc.*	5,243	82,735
Meritage Homes Corp.*	1,832	69,671
Ryland Group, Inc.	6,387	191,610
Skullcandy, Inc.*	4,088	56,210
Zagg, Inc.*	6,447	54,993

		2,975,763

Internet & Catalog Retail (1.4%)
Blue Nile, Inc.*	84,145	3,120,938
CafePress, Inc.*	1,159	10,559
Geeknet, Inc.*	1,098	21,246
HSN, Inc.	9,535	467,692
Kayak Software Corp.*	536	18,937
MakeMyTrip Ltd.*	94,533	1,609,897
Nutrisystem, Inc.	7,200	75,816
Ocado Group plc*	620,314	646,086
Orbitz Worldwide, Inc.*	5,799	14,787
Overstock.com, Inc.*	3,006	31,142
Peixe Urbano, Inc. (ADR)(b)*†	10,195	60,660
PetMed Express, Inc.	5,070	50,903
Shutterfly, Inc.*	35,507	1,104,978
U.S. Auto Parts Network, Inc.*	3,803	13,158
Vitacost.com, Inc.*	5,563	37,717

		7,284,516

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	22,400	928,704
Brunswick Corp.	22,414	507,229
LeapFrog Enterprises, Inc.*	12,775	115,231
Marine Products Corp.	1,697	10,114
Smith & Wesson Holding Corp.*	16,421	180,795
Sturm Ruger & Co., Inc.	4,852	240,125

		1,982,198

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Media (1.9%)
Arbitron, Inc.	6,682	$253,248
Belo Corp., Class A	8,759	68,583
Carmike Cinemas, Inc.*	1,432	16,110
Crown Media Holdings, Inc., Class A*	1,466	2,448
Global Sources Ltd.*	742	4,867
Lamar Advertising Co., Class A*	53,732	1,991,308
Legendary Pictures, Inc. (ADR)(b)*†	577	524,355
Lions Gate Entertainment Corp.*	232,082	3,543,892
MDC Partners, Inc., Class A	2,481	30,616
Morningstar, Inc.	35,192	2,204,427
National CineMedia, Inc.	4,785	78,330
Nexstar Broadcasting Group, Inc., Class A*	535	5,682
Outdoor Channel Holdings, Inc.	1,103	8,030
Pandora Media, Inc.*	76,356	836,098
ReachLocal, Inc.*	2,541	31,864
Rentrak Corp.*	1,430	24,210
Sinclair Broadcast Group, Inc., Class A	937	10,504
Valassis Communications, Inc.*	6,092	150,411
Value Line, Inc.	392	3,826
World Wrestling Entertainment, Inc., Class A	6,185	49,789

		9,838,598

Multiline Retail (0.0%)
Gordmans Stores, Inc.*	2,141	39,501

Specialty Retail (3.1%)
Aeropostale, Inc.*	20,324	274,984
American Eagle Outfitters, Inc.	155,200	3,271,616
America’s Car-Mart, Inc.*	16,513	750,846
ANN, Inc.*	12,265	462,758
Asbury Automotive Group, Inc.*	6,249	174,660
Barnes & Noble, Inc.*	608	7,770
bebe stores, Inc.	896	4,301
Body Central Corp.*	4,087	42,709
Buckle, Inc.	6,948	315,648
Cabela’s, Inc.*	10,641	581,850
Cato Corp., Class A	6,855	203,662
Children’s Place Retail Stores, Inc.*	2,320	139,200
Citi Trends, Inc.*	52,861	663,670
Collective Brands, Inc.*	15,260	331,295
Conn’s, Inc.*	323	7,122
Destination Maternity Corp.	1,495	27,956
Express, Inc.*	22,414	332,175
Finish Line, Inc., Class A	4,875	110,858
Five Below, Inc.*	17,158	670,535
Francesca’s Holdings Corp.*	8,806	270,608
Genesco, Inc.*	6,143	409,922
hhgregg, Inc.*	287	1,980
Hibbett Sports, Inc.*	17,454	1,037,640
Hot Topic, Inc.	10,667	92,803
Jos. A. Bank Clothiers, Inc.*	6,474	313,860
Lithia Motors, Inc., Class A	10,500	349,755
Lumber Liquidators Holdings, Inc.*	31,681	1,605,593
Mattress Firm Holding Corp.*	2,783	78,341
Men’s Wearhouse, Inc.	2,694	92,754
Monro Muffler Brake, Inc.	7,832	275,608
New York & Co., Inc.*	4,250	15,938
Penske Automotive Group, Inc.	2,775	83,500
Pier 1 Imports, Inc.	24,416	457,556
rue21, Inc.*	3,914	121,921
Select Comfort Corp.*	14,243	449,367
Systemax, Inc.*	222	2,622
Teavana Holdings, Inc.*	2,215	28,884
Tilly’s, Inc., Class A*	64,391	1,180,287
Vitamin Shoppe, Inc.*	7,392	431,101
Winmark Corp.	563	30,447
Zumiez, Inc.*	16,364	453,774

		16,157,876

Textiles, Apparel & Luxury Goods (1.3%)
Cherokee, Inc.	1,790	26,062
Crocs, Inc.*	22,509	364,871
Fifth & Pacific Cos., Inc.*	1,564	19,988
G-III Apparel Group Ltd.*	24,619	883,822
Maidenform Brands, Inc.*	4,264	87,327
Movado Group, Inc.	323	10,892
Oxford Industries, Inc.	3,554	200,623
Perry Ellis International, Inc.*	134,611	2,968,172
R.G. Barry Corp.	2,003	29,524
Steven Madden Ltd.*	9,858	430,992
True Religion Apparel, Inc.	6,532	139,328
Tumi Holdings, Inc.*	5,468	128,717
Vera Bradley, Inc.*	5,126	122,255
Warnaco Group, Inc.*	9,033	468,813
Wolverine World Wide, Inc.	12,241	543,133

		6,424,519

Total Consumer Discretionary		70,615,430

Consumer Staples (3.3%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	17,266	1,933,274
Coca-Cola Bottling Co. Consolidated	1,163	79,200
Craft Brew Alliance, Inc.*	1,285	10,087
National Beverage Corp.*	2,768	41,963

		2,064,524

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	177	17,173
Casey’s General Stores, Inc.	9,536	544,887
Chefs’ Warehouse, Inc.*	2,785	45,618
Harris Teeter Supermarkets, Inc.	1,554	60,358
Natural Grocers by Vitamin Cottage, Inc.*	43,729	976,031
Pantry, Inc.*	413	6,009
Pricesmart, Inc.	4,609	348,994
Rite Aid Corp.*	14,491	16,955
Roundy’s, Inc.	5,063	30,631
SUPERVALU, Inc.	40,752	98,212
Susser Holdings Corp.*	1,202	43,476
United Natural Foods, Inc.*	12,249	715,954

		2,904,298

Food Products (1.2%)
Alico, Inc.	378	11,805
Annie’s, Inc.*	46,519	2,085,912
B&G Foods, Inc.	12,254	371,419
Calavo Growers, Inc.	3,020	75,500
Cal-Maine Foods, Inc.	3,147	141,426
Darling International, Inc.*	9,069	165,872
Hain Celestial Group, Inc.*	9,259	583,317
Inventure Foods, Inc.*	3,290	18,720
J&J Snack Foods Corp.	3,753	215,159
Lancaster Colony Corp.	4,675	342,444
Lifeway Foods, Inc.	1,112	10,564
Limoneira Co.	2,195	40,454
Pilgrim’s Pride Corp.*	12,318	62,945
Post Holdings, Inc.*	4,927	148,106
Sanderson Farms, Inc.	5,821	258,278

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Smart Balance, Inc.*	60,800	$734,464
Snyders-Lance, Inc.	9,933	248,325
Tootsie Roll Industries, Inc.	5,598	151,034
TreeHouse Foods, Inc.*	6,137	322,192
Westway Group, Inc.*	575	3,559

		5,991,495

Household Products (0.1%)
Central Garden & Pet Co., Class A*	1,438	17,371
Orchids Paper Products Co.	689	12,429
Spectrum Brands Holdings, Inc.	4,858	194,369
WD-40 Co.	3,916	206,138

		430,307

Personal Products (1.0%)
Elizabeth Arden, Inc.*	5,443	257,127
Female Health Co.	4,721	33,755
Inter Parfums, Inc.	2,982	54,571
Medifast, Inc.*	3,498	91,473
Nature’s Sunshine Products, Inc.	1,758	28,726
Prestige Brands Holdings, Inc.*	243,005	4,121,365
Schiff Nutrition International, Inc.*	22,651	547,928
Synutra International, Inc.*	4,399	20,323
USANA Health Sciences, Inc.*	1,514	70,355

		5,225,623

Tobacco (0.0%)
Star Scientific, Inc.*	36,899	127,671
Vector Group Ltd.	10,575	175,439

		303,110

Total Consumer Staples		16,919,357

Energy (3.9%)
Energy Equipment & Services (0.6%)
C&J Energy Services, Inc.*	3,462	68,894
Dril-Quip, Inc.*	10,084	724,838
Forum Energy Technologies, Inc.*	5,612	136,484
Global Geophysical Services, Inc.*	103,877	572,362
Gulfmark Offshore, Inc., Class A*	1,470	48,569
Heckmann Corp.*	2,399	10,076
ION Geophysical Corp.*	32,851	227,986
Lufkin Industries, Inc.	8,410	452,626
Matrix Service Co.*	800	8,456
Mitcham Industries, Inc.*	2,042	32,529
OYO Geospace Corp.*	1,613	197,447
PHI, Inc. (Non-Voting)*	254	7,991
Pioneer Energy Services Corp.*	3,270	25,473
RigNet, Inc.*	41,807	773,429
TGC Industries, Inc.*	3,679	26,489
Willbros Group, Inc.*	2,415	12,969

		3,326,618

Oil, Gas & Consumable Fuels (3.3%)
Abraxas Petroleum Corp.*	1,726,774	3,971,580
Alon USA Energy, Inc.	1,825	25,002
Apco Oil and Gas International, Inc.	2,285	36,766
Approach Resources, Inc.*	8,261	248,904
Berry Petroleum Co., Class A	13,127	533,350
Bonanza Creek Energy, Inc.*	398	9,377
BPZ Resources, Inc.*	7,982	22,829
Carrizo Oil & Gas, Inc.*	8,653	216,412
Ceres, Inc.*	1,501	8,526
Clayton Williams Energy, Inc.*	145	7,524
Clean Energy Fuels Corp.*	16,731	220,347
Contango Oil & Gas Co.*	2,968	145,848
CREDO Petroleum Corp.*	1,109	16,069
Crosstex Energy, Inc.	9,461	132,738
CVR Energy, Inc.*	2,860	105,105
Endeavour International Corp.*	10,838	104,803
Energy XXI Bermuda Ltd.	14,405	503,455
Evolution Petroleum Corp.*	3,995	32,280
FX Energy, Inc.*	13,581	101,314
GasLog Ltd.*	75,183	870,619
Gevo, Inc.*	7,274	15,494
Goodrich Petroleum Corp.*	6,478	81,882
Gulfport Energy Corp.*	4,748	148,422
Halcon Resources Corp.*	76,235	558,803
Harvest Natural Resources, Inc.*	663	5,914
Isramco, Inc.*	266	30,856
KiOR, Inc., Class A*	6,678	62,105
Kodiak Oil & Gas Corp.*	66,251	620,109
Magnum Hunter Resources Corp.*	820,796	3,644,334
Matador Resources Co.*	2,964	30,796
Midstates Petroleum Co., Inc.*	2,781	24,056
Northern Oil and Gas, Inc.*	16,088	273,335
Oasis Petroleum, Inc.*	72,412	2,133,982
Panhandle Oil and Gas, Inc., Class A	1,739	53,335
Renewable Energy Group, Inc.*	452	3,006
Rentech, Inc.*	38,833	95,529
REX American Resources Corp.*	185	3,332
Rosetta Resources, Inc.*	13,275	635,872
Sanchez Energy Corp.*	2,934	59,942
Saratoga Resources, Inc.*	5,140	28,167
Solazyme, Inc.*	8,284	95,100
Targa Resources Corp.	7,339	369,445
Uranerz Energy Corp.*	16,403	26,737
Uranium Energy Corp.*	10,174	26,554
VAALCO Energy, Inc.*	14,638	125,155
Venoco, Inc.*	7,442	88,411
W&T Offshore, Inc.	647	12,151
Warren Resources, Inc.*	3,019	9,178
Western Refining, Inc.	8,586	224,781
ZaZa Energy Corp.*	2,889	8,580

		16,808,211

Total Energy		20,134,829

Financials (4.7%)
Capital Markets (1.4%)
BGC Partners, Inc., Class A	24,911	122,064
CETIP S.A.	57,946	758,322
Cohen & Steers, Inc.	4,674	138,444
Diamond Hill Investment Group, Inc.	700	53,676
Duff & Phelps Corp., Class A	2,198	29,915
Epoch Holding Corp.	4,034	93,185
Evercore Partners, Inc., Class A	675	18,225
Financial Engines, Inc.*	101,094	2,409,070
GAMCO Investors, Inc., Class A	1,629	81,043
Greenhill & Co., Inc.	54,227	2,806,247
HFF, Inc., Class A*	6,980	104,002
ICG Group, Inc.*	684	6,949
Ladenburg Thalmann Financial Services, Inc.*	26,994	35,632
Main Street Capital Corp.	617	18,208
Pzena Investment Management, Inc., Class A	1,525	7,945
Stifel Financial Corp.*	6,671	224,146
Virtus Investment Partners, Inc.*	812	69,832
Westwood Holdings Group, Inc.	1,680	65,537
WisdomTree Investments, Inc.*	27,575	184,752

		7,227,194

Commercial Banks (0.6%)
Arrow Financial Corp.	141	3,525
Bank of the Ozarks, Inc.	5,405	186,310

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Bridge Capital Holdings*	667	$10,312
Eagle Bancorp, Inc.*	232	3,879
FNB United Corp.*	1,885	22,394
Home BancShares, Inc./Arkansas	33,500	1,142,015
Investors Bancorp, Inc.*	1,931	35,221
Pacific Capital Bancorp*	77	3,534
Penns Woods Bancorp, Inc.	90	3,990
Texas Capital Bancshares, Inc.*	8,717	433,322
Westamerica Bancorp	3,900	183,495
Western Alliance Bancorp*	108,629	1,108,016

		3,136,013

Consumer Finance (0.4%)
Cash America International, Inc.	3,094	119,336
Credit Acceptance Corp.*	1,990	170,165
DFC Global Corp.*	8,740	149,891
EZCORP, Inc., Class A*	8,363	191,764
First Cash Financial Services, Inc.*	7,249	333,526
Green Dot Corp., Class A*	6,072	74,261
Netspend Holdings, Inc.*	106,253	1,044,467
Regional Management Corp.*	1,213	20,924
World Acceptance Corp.*	2,559	172,604

		2,276,938

Diversified Financial Services (0.1%)
MarketAxess Holdings, Inc.	9,241	292,016
MicroFinancial, Inc.	769	7,036
PICO Holdings, Inc.*	19,143	436,843

		735,895

Insurance (0.7%)
American Safety Insurance Holdings Ltd.*	262	4,897
Amtrust Financial Services, Inc.	1,081	27,703
Donegal Group, Inc., Class A	248	3,482
eHealth, Inc.*	60,334	1,132,469
First American Financial Corp.	2,518	54,565
Flagstone Reinsurance Holdings S.A.	1,168	10,033
Greenlight Capital Reinsurance Ltd., Class A*	96,358	2,384,860
Hallmark Financial Services*	357	2,906
Homeowners Choice, Inc.	398	9,353
Meadowbrook Insurance Group, Inc.	1,039	7,990
Montpelier Reinsurance Holdings Ltd.	1,691	37,422
Navigators Group, Inc.*	1,098	54,049
State Auto Financial Corp.	651	10,670
Tower Group, Inc.	4,790	92,878
Universal Insurance Holdings, Inc.	965	3,715

		3,836,992

Real Estate Investment Trusts (REITs) (1.0%)
Acadia Realty Trust (REIT)	11,327	281,136
Alexander’s, Inc. (REIT)	527	225,287
Apollo Residential Mortgage, Inc. (REIT)	625	13,775
Associated Estates Realty Corp. (REIT)	5,506	83,471
Coresite Realty Corp. (REIT)	2,591	69,802
DuPont Fabros Technology, Inc. (REIT)	7,369	186,067
EastGroup Properties, Inc. (REIT)	6,657	354,152
FelCor Lodging Trust, Inc. (REIT)*	18,859	89,392
Glimcher Realty Trust (REIT)	31,350	331,370
Gyrodyne Co. of America, Inc. (REIT)*	291	31,611
Highwoods Properties, Inc. (REIT)	15,140	493,867
Inland Real Estate Corp. (REIT)	8,085	66,701
LTC Properties, Inc. (REIT)	1,613	51,374
Monmouth Real Estate Investment Corp. (REIT), Class A	4,731	52,940
National Health Investors, Inc. (REIT)	6,182	318,002
Omega Healthcare Investors, Inc. (REIT)	26,456	601,345
Potlatch Corp. (REIT)	6,328	236,477
PS Business Parks, Inc. (REIT)	3,805	254,250
Saul Centers, Inc. (REIT)	1,889	83,872
Sovran Self Storage, Inc. (REIT)	6,621	383,025
Strategic Hotels & Resorts, Inc. (REIT)*	38,966	234,186
Sun Communities, Inc. (REIT)	7,345	324,061
UMH Properties, Inc. (REIT)	730	8,738
Universal Health Realty Income Trust (REIT)	1,843	84,741
Urstadt Biddle Properties, Inc. (REIT), Class A	4,417	89,356
Washington Real Estate Investment Trust (REIT)	5,092	136,568

		5,085,566

Real Estate Management & Development (0.2%)
Tejon Ranch Co.*	3,302	99,192
Zillow, Inc., Class A*	17,366	732,498

		831,690

Thrifts & Mortgage Finance (0.3%)
Beneficial Mutual Bancorp, Inc.*	1,036	9,904
BofI Holding, Inc.*	169	4,402
Clifton Savings Bancorp, Inc.	235	2,585
First Federal Bancshares of Arkansas, Inc.*	460	4,494
Heritage Financial Group, Inc.	272	3,574
Home Loan Servicing Solutions Ltd.	68,722	1,118,107
Meridian Interstate Bancorp, Inc.*	258	4,257
Nationstar Mortgage Holdings, Inc.*	4,851	160,956
Ocwen Financial Corp.*	1,629	44,651
Oritani Financial Corp.	4,012	60,381
Tree.com, Inc.*	928	14,542

		1,427,853

Total Financials		24,558,141

Health Care (19.0%)
Biotechnology (4.6%)
Abcam plc	175,887	1,141,060
Achillion Pharmaceuticals, Inc.*	81,894	852,517
Acorda Therapeutics, Inc.*	10,147	259,865
Aegerion Pharmaceuticals, Inc.*	6,233	92,373
Affymax, Inc.*	77,825	1,638,995
Agenus, Inc.*	3,509	16,176
Alkermes plc*	30,665	636,299
Alnylam Pharmaceuticals, Inc.*	11,731	220,425
AMAG Pharmaceuticals, Inc.*	4,290	76,105
Amicus Therapeutics, Inc.*	7,644	39,749
Anacor Pharmaceuticals, Inc.*	3,648	24,004
Arena Pharmaceuticals, Inc.*	48,221	401,199
ArQule, Inc.*	14,761	75,429
Array BioPharma, Inc.*	214,563	1,257,339
AVEO Pharmaceuticals, Inc.*	9,085	94,575
BioCryst Pharmaceuticals, Inc.*	12,443	52,758
Biospecifics Technologies Corp.*	1,241	24,100
Biotime, Inc.*	7,684	32,273
Celldex Therapeutics, Inc.*	161,093	1,014,886
Cepheid, Inc.*	16,462	568,104
ChemoCentryx, Inc.*	1,358	15,794
Clovis Oncology, Inc.*	3,456	70,675

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Coronado Biosciences, Inc.*	4,264	$22,173
Cubist Pharmaceuticals, Inc.*	15,896	757,921
Curis, Inc.*	15,420	63,839
Cytori Therapeutics, Inc.*	10,927	48,188
Dendreon Corp.*	38,997	188,356
Discovery Laboratories, Inc.*	10,992	36,054
Durata Therapeutics, Inc.*	1,240	11,656
DUSA Pharmaceuticals, Inc.*	5,468	37,128
Dyax Corp.*	25,009	65,023
Dynavax Technologies Corp.*	205,213	976,814
Emergent Biosolutions, Inc.*	1,342	19,070
Exact Sciences Corp.*	15,743	173,330
Exelixis, Inc.*	45,998	221,710
Genomic Health, Inc.*	26,063	904,125
GTx, Inc.*	5,795	26,541
Halozyme Therapeutics, Inc.*	22,714	171,718
Hyperion Therapeutics, Inc.*	365	3,880
Idenix Pharmaceuticals, Inc.*	19,573	89,449
ImmunoCellular Therapeutics Ltd.*	10,056	28,257
Immunogen, Inc.*	16,484	240,666
Immunomedics, Inc.*	16,861	59,182
Infinity Pharmaceuticals, Inc.*	5,951	140,146
InterMune, Inc.*	9,261	83,071
Ironwood Pharmaceuticals, Inc.*	121,047	1,546,981
Isis Pharmaceuticals, Inc.*	25,362	356,843
Keryx Biopharmaceuticals, Inc.*	17,293	48,766
Lexicon Pharmaceuticals, Inc.*	21,555	50,008
Ligand Pharmaceuticals, Inc., Class B*	4,421	75,820
MannKind Corp.*	28,594	82,351
Merrimack Pharmaceuticals, Inc.*	3,823	35,860
Momenta Pharmaceuticals, Inc.*	4,583	66,774
Neurocrine Biosciences, Inc.*	16,780	133,904
NewLink Genetics Corp.*	3,204	52,001
Novavax, Inc.*	29,309	63,307
NPS Pharmaceuticals, Inc.*	14,532	134,421
OncoGenex Pharmaceutical, Inc.*	3,625	51,366
Oncothyreon, Inc.*	14,469	74,371
Opko Health, Inc.*	27,266	113,972
Orexigen Therapeutics, Inc.*	15,302	87,374
Osiris Therapeutics, Inc.*	4,292	47,427
PDL BioPharma, Inc.	30,535	234,814
Pharmacyclics, Inc.*	13,698	883,521
Progenics Pharmaceuticals, Inc.*	7,643	21,935
Raptor Pharmaceutical Corp.*	12,528	69,656
Repligen Corp.*	547,536	3,263,315
Rigel Pharmaceuticals, Inc.*	98,773	1,012,423
Sangamo BioSciences, Inc.*	13,585	82,597
Sarepta Therapeutics, Inc.	9,400	145,982
Seattle Genetics, Inc.*	23,846	642,650
SIGA Technologies, Inc.*	8,747	27,990
Spectrum Pharmaceuticals, Inc.*	15,067	176,284
Sunesis Pharmaceuticals, Inc.*	6,626	37,437
Synageva BioPharma Corp.*	2,626	140,307
Synergy Pharmaceuticals, Inc.*	10,375	49,593
Synta Pharmaceuticals Corp.*	9,397	71,605
Tesaro, Inc.*	666	9,477
Theravance, Inc.*	15,358	397,926
Threshold Pharmaceuticals, Inc.*	11,388	82,449
Trius Therapeutics, Inc.*	6,268	36,542
Vanda Pharmaceuticals, Inc.*	6,800	27,404
Verastem, Inc.*	1,580	14,836
Vical, Inc.*	17,451	75,388
XOMA Corp.*	15,196	56,073
ZIOPHARM Oncology, Inc.*	16,565	90,279

		23,645,026

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	5,494	197,345
ABIOMED, Inc.*	8,463	177,638
Accuray, Inc.*	18,050	127,794
Align Technology, Inc.*	18,035	666,754
Analogic Corp.	3,103	242,562
Anika Therapeutics, Inc.*	2,966	44,549
Antares Pharma, Inc.*	23,329	101,715
ArthroCare Corp.*	5,797	187,823
AtriCure, Inc.*	3,528	26,248
Atrion Corp.	395	87,493
Cantel Medical Corp.	5,354	144,986
Cardiovascular Systems, Inc.*	4,246	49,084
Cerus Corp.*	12,516	42,554
Conceptus, Inc.*	73,601	1,494,836
Cyberonics, Inc.*	6,974	365,577
Cynosure, Inc., Class A*	1,218	32,131
DexCom, Inc.*	102,459	1,539,959
Endologix, Inc.*	25,920	358,214
EnteroMedics, Inc.*	6,388	23,316
Exactech, Inc.*	510	9,093
Globus Medical, Inc., Class A*	1,489	26,847
Haemonetics Corp.*	6,322	507,024
Hansen Medical, Inc.*	14,555	28,382
HeartWare International, Inc.*	3,578	338,085
ICU Medical, Inc.*	2,873	173,759
Insulet Corp.*	58,140	1,254,661
Integra LifeSciences Holdings Corp.*	2,829	116,272
IRIS International, Inc.*	4,016	78,392
MAKO Surgical Corp.*	9,155	159,389
Masimo Corp.*	12,646	305,780
Meridian Bioscience, Inc.	10,444	200,316
Merit Medical Systems, Inc.*	638	9,525
Natus Medical, Inc.*	4,564	59,652
Navidea Biopharmaceuticals, Inc.*	24,797	68,192
Neogen Corp.*	5,966	254,748
Novadaq Technologies, Inc.*	87,100	900,614
NuVasive, Inc.*	2,709	62,063
NxStage Medical, Inc.*	12,460	164,597
OraSure Technologies, Inc.*	120,497	1,339,927
Orthofix International N.V.*	3,798	169,961
PhotoMedex, Inc.*	2,794	39,284
Quidel Corp.*	7,111	134,611
Rochester Medical Corp.*	2,323	27,435
Rockwell Medical Technologies, Inc.*	5,024	41,046
RTI Biologics, Inc.*	878	3,661
Spectranetics Corp.*	8,727	128,723
STAAR Surgical Co.*	9,184	69,431
STERIS Corp.	10,609	376,301
SurModics, Inc.*	33,417	675,692
Symmetry Medical, Inc.*	2,871	28,394
Tornier N.V.*	2,674	50,672
Unilife Corp.*	19,841	61,904
Utah Medical Products, Inc.	817	27,770
Vascular Solutions, Inc.*	63,186	935,785
Volcano Corp.*	13,492	385,466
West Pharmaceutical Services, Inc.	5,473	290,452
Young Innovations, Inc.	630	24,633
Zeltiq Aesthetics, Inc.*	38,634	217,896

		15,657,013

Health Care Providers & Services (4.1%)
Acadia Healthcare Co., Inc.*	150,269	3,583,916
Accretive Health, Inc.*	14,266	159,209
Air Methods Corp.*	36,282	4,330,982
AMN Healthcare Services, Inc.*	5,705	57,392

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Amsurg Corp.*	2,606	$73,958
Bio-Reference Labs, Inc.*	6,120	174,910
BioScrip, Inc.*	338,189	3,080,902
Capital Senior Living Corp.*	6,128	88,672
Centene Corp.*	12,918	483,262
Chemed Corp.	4,798	332,453
Corvel Corp.*	1,562	69,900
Emeritus Corp.*	7,825	163,856
Ensign Group, Inc.	2,744	83,980
ExamWorks Group, Inc.*	1,425	21,261
HealthSouth Corp.*	20,169	485,266
HMS Holdings Corp.*	111,419	3,724,737
IPC The Hospitalist Co., Inc.*	17,601	804,366
Landauer, Inc.	2,410	143,925
LCA-Vision, Inc.*	51,903	209,688
LHC Group, Inc.*	257	4,747
Magellan Health Services, Inc.*	349	18,012
Metropolitan Health Networks, Inc.*	11,152	104,160
Molina Healthcare, Inc.*	625	15,719
MWI Veterinary Supply, Inc.*	12,326	1,314,938
National Research Corp.	635	31,921
Owens & Minor, Inc.	13,756	411,029
PDI, Inc.*	418	3,331
Providence Service Corp.*	844	10,964
PSS World Medical, Inc.*	12,387	282,176
Skilled Healthcare Group, Inc., Class A*	4,508	28,986
Sunrise Senior Living, Inc.*	11,849	169,085
Team Health Holdings, Inc.*	7,186	194,956
U.S. Physical Therapy, Inc.	2,993	82,697
Vanguard Health Systems, Inc.*	6,930	85,724
WellCare Health Plans, Inc.*	5,209	294,569

		21,125,649

Health Care Technology (2.9%)
athenahealth, Inc.*	73,739	6,767,028
Computer Programs & Systems, Inc.	2,829	157,151
Epocrates, Inc.*	4,410	51,376
Greenway Medical Technologies*	62,025	1,060,628
HealthStream, Inc.*	50,848	1,447,134
MedAssets, Inc.*	4,951	88,128
Medidata Solutions, Inc.*	5,636	233,894
Mediware Information Systems*	628	13,759
Merge Healthcare, Inc.*	868,163	3,325,064
Omnicell, Inc.*	1,023	14,220
Quality Systems, Inc.	10,032	186,094
Vocera Communications, Inc.*	43,795	1,353,703

		14,698,179

Life Sciences Tools & Services (1.1%)
BG Medicine, Inc.*	2,721	10,013
Cambrex Corp.*	3,874	45,442
Fluidigm Corp.*	57,101	970,717
Furiex Pharmaceuticals, Inc.*	1,866	35,603
Harvard Bioscience, Inc.*	464	1,963
Luminex Corp.*	10,547	205,034
PAREXEL International Corp.*	14,988	461,031
Sequenom, Inc.*	22,123	78,094
Techne Corp.	56,836	4,088,782

		5,896,679

Pharmaceuticals (3.3%)
Acura Pharmaceuticals, Inc.*	2,502	4,353
Akorn, Inc.*	233,078	3,081,291
Ampio Pharmaceuticals, Inc.*	5,906	23,033
Auxilium Pharmaceuticals, Inc.*	12,257	299,806
AVANIR Pharmaceuticals, Inc., Class A*	31,615	101,168
BioDelivery Sciences International, Inc.*	5,377	33,983
Cadence Pharmaceuticals, Inc.*	15,268	59,851
Cempra, Inc.*	911	6,787
Corcept Therapeutics, Inc.*	12,150	33,898
Cumberland Pharmaceuticals, Inc.*	1,639	10,588
Depomed, Inc.*	503,371	2,974,923
Endocyte, Inc.*	7,504	74,815
Hi-Tech Pharmacal Co., Inc.*	1,043	34,534
Horizon Pharma, Inc.*	4,150	14,400
Impax Laboratories, Inc.*	188,673	4,897,951
Jazz Pharmaceuticals plc*	10,438	595,070
MAP Pharmaceuticals, Inc.*	6,900	107,433
Medicines Co.*	13,957	360,230
Medicis Pharmaceutical Corp., Class A	14,410	623,521
Nektar Therapeutics*	20,630	220,328
Obagi Medical Products, Inc.*	4,678	58,054
Omeros Corp.*	6,501	61,109
Optimer Pharmaceuticals, Inc.*	62,848	887,414
Pacira Pharmaceuticals, Inc.*	54,115	941,601
Pain Therapeutics, Inc.*	9,352	47,228
Par Pharmaceutical Cos., Inc.*	7,006	350,160
Pernix Therapeutics Holdings*	2,276	16,956
Pozen, Inc.*	6,812	45,164
Questcor Pharmaceuticals, Inc.*	13,615	251,878
Repros Therapeutics, Inc.*	3,747	57,067
Sagent Pharmaceuticals, Inc.*	2,363	37,690
Santarus, Inc.*	13,844	122,935
Sciclone Pharmaceuticals, Inc.*	14,339	79,581
Sucampo Pharmaceuticals, Inc., Class A*	2,977	14,974
Transcept Pharmaceuticals, Inc.*	402	2,135
Ventrus Biosciences, Inc.*	3,167	11,338
Vivus, Inc.*	25,064	446,640
XenoPort, Inc.*	9,233	105,810
Zogenix, Inc.*	14,429	38,381

		17,134,078

Total Health Care		98,156,624

Industrials (14.5%)
Aerospace & Defense (0.4%)
Aerovironment, Inc.*	2,640	61,961
American Science & Engineering, Inc.	287	18,830
Astronics Corp.*	2,676	82,421
CPI Aerostructures, Inc.*	1,708	18,515
Cubic Corp.	2,158	108,030
DigitalGlobe, Inc.*	6,359	129,660
GenCorp, Inc.*	11,988	113,766
HEICO Corp.	13,176	509,779
Hexcel Corp.*	24,941	599,083
KEYW Holding Corp.*	1,972	24,650
LMI Aerospace, Inc.*	281	5,744
Moog, Inc., Class A*	1,288	48,777
National Presto Industries, Inc.	130	9,474
SIFCO Industries, Inc.	246	4,477
Sypris Solutions, Inc.	1,772	12,652
Taser International, Inc.*	13,904	83,841
Teledyne Technologies, Inc.*	3,234	205,003

		2,036,663

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.*	50,719	2,618,622
Echo Global Logistics, Inc.*	43,093	739,045
Forward Air Corp.	7,388	224,669

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Hub Group, Inc., Class A*	9,388	$278,636
Pacer International, Inc.*	1,098	4,370
Park-Ohio Holdings Corp.*	1,989	43,102
XPO Logistics, Inc.*	78,006	954,793

		4,863,237

Airlines (0.3%)
Alaska Air Group, Inc.*	16,911	592,900
Allegiant Travel Co.*	3,788	240,008
Hawaiian Holdings, Inc.*	7,038	39,342
Republic Airways Holdings, Inc.*	6,737	31,192
SkyWest, Inc.	855	8,832
Spirit Airlines, Inc.*	10,532	179,887
U.S. Airways Group, Inc.*	40,777	426,527

		1,518,688

Building Products (0.2%)
A.O. Smith Corp.	2,713	156,106
AAON, Inc.	4,743	93,390
Ameresco, Inc., Class A*	3,899	46,047
American Woodmark Corp.*	405	8,088
Builders FirstSource, Inc.*	11,370	59,010
Insteel Industries, Inc.	201	2,358
Nortek, Inc.*	1,957	107,107
Patrick Industries, Inc.*	1,002	15,501
PGT, Inc.*	2,423	7,947
Simpson Manufacturing Co., Inc.	1,034	29,593
Trex Co., Inc.*	3,657	124,777
USG Corp.*	18,773	412,067

		1,061,991

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*	274,127	2,733,046
ACCO Brands Corp.*	13,137	85,259
Acorn Energy, Inc.	4,538	40,479
American Reprographics Co.*	1,358	5,799
Brink’s Co.	11,977	307,689
Casella Waste Systems, Inc., Class A*	466	1,994
CECO Environmental Corp.	1,502	14,675
Consolidated Graphics, Inc.*	100,475	2,621,393
Covanta Holding Corp.	105,617	1,812,388
Deluxe Corp.	8,702	265,933
Encore Capital Group, Inc.*	29,695	839,181
EnergySolutions, Inc.*	5,165	14,100
EnerNOC, Inc.*	2,399	31,139
Healthcare Services Group, Inc.	17,017	389,179
Heritage-Crystal Clean, Inc.*	1,933	38,370
Herman Miller, Inc.	14,757	286,876
HNI Corp.	10,915	278,442
InnerWorkings, Inc.*	8,053	104,850
Interface, Inc.	14,819	195,759
Intersections, Inc.	1,554	16,379
Knoll, Inc.	8,475	118,226
McGrath RentCorp	3,231	84,297
Mine Safety Appliances Co.	6,989	260,480
Multi-Color Corp.	149	3,451
Performant Financial Corp.*	822	8,771
Portfolio Recovery Associates, Inc.*	4,283	447,274
Standard Parking Corp.*	3,923	87,993
Steelcase, Inc., Class A	2,090	20,586
Team, Inc.*	5,041	160,556
Tetra Tech, Inc.*	13,075	343,349
TMS International Corp., Class A*	1,633	16,167
TRC Cos., Inc.*	3,322	24,981
U.S. Ecology, Inc.	2,922	63,057
United Stationers, Inc.	603	15,690

		11,737,808

Construction & Engineering (0.5%)
Aegion Corp.*	1,393	26,690
Argan, Inc.	550	9,597
Comfort Systems USA, Inc.	2,773	30,309
Dycom Industries, Inc.*	7,429	106,829
Furmanite Corp.*	328,405	1,865,340
Great Lakes Dredge & Dock Corp.	1,657	12,759
MasTec, Inc.*	13,584	267,605
MYR Group, Inc.*	2,881	57,476
Primoris Services Corp.	2,065	26,948
Sterling Construction Co., Inc.*	421	4,202

		2,407,755

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,606	671,254
American Superconductor Corp.*	1,038	4,308
AZZ, Inc.	6,396	242,920
Belden, Inc.	10,105	372,672
Capstone Turbine Corp.*	396,135	396,135
Coleman Cable, Inc.	2,053	19,791
EnerSys, Inc.*	4,417	155,876
Enphase Energy, Inc.*	1,580	6,541
Franklin Electric Co., Inc.	5,628	340,438
FuelCell Energy, Inc.*	10,136	8,920
Generac Holdings, Inc.	2,857	65,397
II-VI, Inc.*	11,353	215,934
Powell Industries, Inc.*	964	37,278
Preformed Line Products Co.	53	2,878
Thermon Group Holdings, Inc.*	30,957	773,615
Vicor Corp.*	970	6,470

		3,320,427

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	9,182	270,226
Standex International Corp.	732	32,538

		302,764

Machinery (2.5%)
Actuant Corp., Class A	3,588	102,688
Altra Holdings, Inc.	3,745	68,159
Blount International, Inc.*	12,387	163,013
Cascade Corp.	118	6,459
Chart Industries, Inc.*	7,502	554,023
CIRCOR International, Inc.	336	12,684
CLARCOR, Inc.	12,552	560,196
Commercial Vehicle Group, Inc.*	6,207	45,621
Dynamic Materials Corp.	30,670	460,663
EnPro Industries, Inc.*	2,737	98,559
ESCO Technologies, Inc.	2,168	84,227
Federal Signal Corp.*	1,296	8,191
Flow International Corp.*	2,668	9,872
Gorman-Rupp Co.	3,869	104,463
Graham Corp.	2,424	43,802
John Bean Technologies Corp.	7,333	119,748
Lindsay Corp.	3,224	232,031
Meritor, Inc.*	5,829	24,715
Met-Pro Corp.	237	2,121
Middleby Corp.*	4,686	541,889
Mueller Industries, Inc.	1,127	51,245
Mueller Water Products, Inc., Class A	25,930	127,057
Omega Flex, Inc.*	734	7,788
Proto Labs, Inc.*	32,915	1,113,185
RBC Bearings, Inc.*	25,160	1,210,196
Rexnord Corp.*	95,061	1,732,011
Robbins & Myers, Inc.	3,994	238,042
Sauer-Danfoss, Inc.	2,982	119,906
Sun Hydraulics Corp.	5,231	138,988

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Tennant Co.	4,780	$204,680
Titan International, Inc.	213,734	3,774,542
Trimas Corp.*	7,508	181,018
Wabash National Corp.*	17,151	122,287
Woodward, Inc.	17,315	588,364

		12,852,433

Marine (0.0%)
Rand Logistics, Inc.*	404	3,042

Professional Services (4.0%)
Acacia Research Corp.*	134,243	3,679,601
Advisory Board Co.*	143,967	6,885,942
Barrett Business Services, Inc.	1,767	47,886
CDI Corp.	604	10,286
Corporate Executive Board Co.	135,773	7,281,506
Exponent, Inc.*	3,394	193,763
Franklin Covey Co.*	2,438	29,256
GP Strategies Corp.*	3,390	65,495
Huron Consulting Group, Inc.*	5,803	202,060
Insperity, Inc.	5,712	144,114
Kforce, Inc.*	6,602	77,837
Mistras Group, Inc.*	3,950	91,640
Odyssey Marine Exploration, Inc.*	18,526	58,542
On Assignment, Inc.*	10,865	216,431
RPX Corp.*	4,920	55,153
TrueBlue, Inc.*	7,471	117,444
WageWorks, Inc.*	82,713	1,443,342

		20,600,298

Road & Rail (1.4%)
Avis Budget Group, Inc.*	26,626	409,508
Celadon Group, Inc.	5,066	81,411
Dollar Thrifty Automotive Group, Inc.*	3,739	325,031
Genesee & Wyoming, Inc., Class A*	11,074	740,408
Heartland Express, Inc.	9,425	125,918
Knight Transportation, Inc.	14,666	209,724
Old Dominion Freight Line, Inc.*	17,826	537,632
Quality Distribution, Inc.*	465,549	4,306,328
RailAmerica, Inc.*	4,139	113,698
Roadrunner Transportation Systems, Inc.*	1,690	27,344
Saia, Inc.*	743	14,964
Swift Transportation Co.*	19,991	172,323
Werner Enterprises, Inc.	9,633	205,857
Zipcar, Inc.*	5,637	43,856

		7,314,002

Trading Companies & Distributors (1.2%)
Aceto Corp.	1,575	14,884
Applied Industrial Technologies, Inc.	9,688	401,374
Beacon Roofing Supply, Inc.*	11,865	338,152
BlueLinx Holdings, Inc.*	1,336	3,126
CAI International, Inc.*	1,300	26,676
DXP Enterprises, Inc.*	18,047	862,105
Edgen Group, Inc.*	944	7,316
H&E Equipment Services, Inc.	4,048	49,062
Houston Wire & Cable Co.	1,658	17,840
Kaman Corp.	6,675	239,366
SeaCube Container Leasing Ltd.	365	6,844
TAL International Group, Inc.	3,721	126,440
Textainer Group Holdings Ltd.	3,290	100,509
Titan Machinery, Inc.*	164,373	3,333,484
Watsco, Inc.	7,357	557,587

		6,084,765

Transportation Infrastructure (0.2%)
LLX Logistica S.A.*	744,050	1,060,700
Wesco Aircraft Holdings, Inc.*	1,126	15,381

		1,076,081

Total Industrials		75,179,954

Information Technology (16.9%)
Communications Equipment (0.7%)
ADTRAN, Inc.	15,834	273,612
Ambient Corp.*	674	3,545
Anaren, Inc.*	457	9,135
Arris Group, Inc.*	3,746	47,911
Aruba Networks, Inc.*	28,004	629,670
Aware, Inc.	2,526	15,914
CalAmp Corp.*	7,263	59,629
Calix, Inc.*	3,454	22,106
Ciena Corp.*	18,970	257,992
Extreme Networks, Inc.*	23,810	79,525
Globecomm Systems, Inc.*	4,502	50,197
Infinera Corp.*	24,966	136,814
InterDigital, Inc.	11,225	418,468
Ixia*	10,674	171,531
KVH Industries, Inc.*	3,161	42,642
Loral Space & Communications, Inc.	2,633	187,206
NETGEAR, Inc.*	4,314	164,536
Numerex Corp., Class A*	2,551	28,903
Parkervision, Inc.*	19,190	44,905
Plantronics, Inc.	3,611	127,577
Procera Networks, Inc.*	4,917	115,550
ShoreTel, Inc.*	10,761	44,012
Sonus Networks, Inc.*	4,378	8,231
Telular Corp.	2,514	24,889
Tessco Technologies, Inc.	693	14,671
Ubiquiti Networks, Inc.*	2,648	31,511
ViaSat, Inc.*	9,496	354,960

		3,365,642

Computers & Peripherals (0.8%)
3D Systems Corp.*	11,741	385,692
Cray, Inc.*	9,369	118,986
Datalink Corp.*	3,867	32,019
Electronics for Imaging, Inc.*	1,033	17,158
Immersion Corp.*	6,757	36,961
Intermec, Inc.*	1,944	12,072
QLogic Corp.*	6,045	69,034
Quantum Corp.*	1,662,019	2,675,851
Silicon Graphics International Corp.*	469	4,268
Stratasys, Inc.*	5,393	293,379
Super Micro Computer, Inc.*	6,609	79,506
Synaptics, Inc.*	8,530	204,891

		3,929,817

Electronic Equipment, Instruments & Components (0.7%)
Anixter International, Inc.	4,357	250,353
Audience, Inc.*	260	1,612
Badger Meter, Inc.	3,676	133,770
Cognex Corp.	10,849	375,158
Coherent, Inc.*	1,750	80,255
Daktronics, Inc.	2,295	21,825
DTS, Inc.*	4,549	105,901
Echelon Corp.*	5,220	20,045
Electro Rent Corp.	499	8,827
FARO Technologies, Inc.*	11,984	495,179
FEI Co.	8,910	476,685
GSI Group, Inc.*	399	3,555
InvenSense, Inc.*	9,218	110,155
Key Tronic Corp.*	463	4,593

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	4,967	$280,834
Maxwell Technologies, Inc.*	7,484	60,770
Measurement Specialties, Inc.*	3,383	111,571
Mesa Laboratories, Inc.	652	31,544
MTS Systems Corp.	4,072	218,056
Multi-Fineline Electronix, Inc.*	432	9,742
Neonode, Inc.*	5,693	21,463
OSI Systems, Inc.*	5,026	391,224
Plexus Corp.*	3,876	117,404
RealD, Inc.*	9,594	85,770
Rogers Corp.*	1,741	73,749
Universal Display Corp.*	9,943	341,840
Zygo Corp.*	856	15,656

		3,847,536

Internet Software & Services (6.5%)
Active Network, Inc.*	9,853	123,458
Ancestry.com, Inc.*	50,274	1,512,242
Angie’s List, Inc.*	171,929	1,819,009
Bankrate, Inc.*	83,270	1,297,347
Bazaarvoice, Inc.*	2,494	37,784
Blucora, Inc.*	1,565	27,873
Brightcove, Inc.*	1,420	16,586
Carbonite, Inc.*	2,849	19,971
comScore, Inc.*	8,943	136,381
Constant Contact, Inc.*	7,715	134,241
Cornerstone OnDemand, Inc.*	63,949	1,960,676
CoStar Group, Inc.*	65,128	5,310,537
DealerTrack Holdings, Inc.*	9,609	267,611
Demand Media, Inc.*	5,646	61,372
Demandware, Inc.*	20,027	635,857
Dice Holdings, Inc.*	11,585	97,546
E2open, Inc.*	35,684	484,589
Envestnet, Inc.*	5,247	61,390
ExactTarget, Inc.*	2,468	59,775
Internap Network Services Corp.*	6,840	48,222
Ipass, Inc.*	12,137	26,701
j2 Global, Inc.	9,709	318,649
Liquidity Services, Inc.*	5,965	299,503
LivePerson, Inc.*	66,291	1,200,530
LogMeIn, Inc.*	5,597	125,541
Market Leader, Inc.*	4,700	31,490
MeetMe, Inc.*	314	895
MercadoLibre, Inc.	30,445	2,513,235
Millennial Media, Inc.*	2,733	39,218
Move, Inc.*	10,038	86,528
NIC, Inc.	16,422	243,046
OpenTable, Inc.*	57,135	2,376,816
Perficient, Inc.*	6,222	75,099
Responsys, Inc.*	12,892	131,885
Saba Software, Inc.*	7,361	73,536
SciQuest, Inc.*	4,539	82,610
Sohu.com, Inc.*	20,300	854,427
Spark Networks, Inc.*	2,868	17,552
SPS Commerce, Inc.*	3,000	115,410
Stamps.com, Inc.*	3,585	82,957
support.com, Inc.*	9,153	38,717
Synacor, Inc.*	1,619	12,272
Travelzoo, Inc.*	1,810	42,662
Trulia, Inc.*	27,000	578,340
Unwired Planet, Inc.*	7,015	13,469
ValueClick, Inc.*	11,081	190,482
Velti plc*	109,243	914,364
VistaPrint N.V.*	44,146	1,507,586
Vocus, Inc.*	5,237	105,054
Web.com Group, Inc.*	275,701	4,948,833
Workday, Inc.(b)*†	14,106	201,793
XO Group, Inc.*	6,621	55,285
Yelp, Inc.*	29,507	798,164
Youku Tudou, Inc. (ADR)*	69,061	1,270,032
Zix Corp.*	15,506	44,502

		33,529,650

IT Services (0.9%)
CACI International, Inc., Class A*	409	21,182
Cardtronics, Inc.*	11,172	332,702
Cass Information Systems, Inc.	2,396	100,560
Computer Task Group, Inc.*	2,956	47,828
CSG Systems International, Inc.*	4,950	111,325
EPAM Systems, Inc.*	44,502	842,868
ExlService Holdings, Inc.*	5,911	174,375
Forrester Research, Inc.	3,572	102,766
Global Cash Access Holdings, Inc.*	16,654	134,065
Hackett Group, Inc.*	6,190	25,874
Heartland Payment Systems, Inc.	9,823	311,193
Higher One Holdings, Inc.*	8,137	109,687
iGATE Corp.*	8,133	147,777
Innodata, Inc.*	5,580	22,599
Lionbridge Technologies, Inc.*	14,336	50,463
Mattersight Corp.*	2,404	14,232
MAXIMUS, Inc.	8,509	508,157
MoneyGram International, Inc.*	1,569	23,441
PRGX Global, Inc.*	5,339	45,702
Sapient Corp.*	31,238	332,997
ServiceSource International, Inc.*	12,567	128,937
Syntel, Inc.	3,906	243,773
TNS, Inc.*	6,200	92,690
Unisys Corp.*	5,662	117,883
Virtusa Corp.*	4,705	83,608
Wright Express Corp.*	9,751	679,840

		4,806,524

Semiconductors & Semiconductor Equipment (2.3%)
ATMI, Inc.*	499	9,266
AuthenTec, Inc.*	10,287	82,399
Cabot Microelectronics Corp.	5,962	209,505
Cavium, Inc.*	12,452	415,025
CEVA, Inc.*	4,451	64,005
Cirrus Logic, Inc.*	16,100	618,079
Cymer, Inc.*	2,415	123,310
Exar Corp.*	1,116	8,928
First Solar, Inc.*	36,316	804,218
GT Advanced Technologies, Inc.*	25,444	138,670
Hittite Microwave Corp.*	7,861	436,050
Inphi Corp.*	2,416	25,754
Intermolecular, Inc.*	3,519	24,985
MA-COM Technology Solutions Holdings, Inc.*	258	3,277
Magnachip Semiconductor Corp.*	270,598	3,193,056
MaxLinear, Inc., Class A*	1,080	7,225
MEMC Electronic Materials, Inc.*	13,004	35,761
Micrel, Inc.	12,200	127,124
Microsemi Corp.*	22,234	446,236
MIPS Technologies, Inc.*	9,117	67,375
Monolithic Power Systems, Inc.*	52,682	1,040,469
NVE Corp.*	1,116	66,056
PDF Solutions, Inc.*	45,730	624,672
Peregrine Semiconductor Corp.*	339	5,743
PLX Technology, Inc.*	10,539	60,810
Power Integrations, Inc.	7,203	219,187
QuickLogic Corp.*	9,968	27,910
Rambus, Inc.*	2,079	11,518

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
RF Micro Devices, Inc.*	8,693	$34,337
Semtech Corp.*	16,366	411,605
Silicon Image, Inc.*	17,650	81,013
SunPower Corp.*	4,662	21,026
Tessera Technologies, Inc.	102,616	1,403,787
Ultratech, Inc.*	6,636	208,238
Veeco Instruments, Inc.*	2,537	76,161
Volterra Semiconductor Corp.*	27,284	596,701

		11,729,481

Software (5.0%)
ACI Worldwide, Inc.*	9,956	420,741
Actuate Corp.*	11,712	82,335
Advent Software, Inc.*	8,014	196,904
Allot Communications Ltd.*	18,427	488,684
American Software, Inc., Class A	5,836	47,622
Aspen Technology, Inc.*	22,157	572,758
AVG Technologies N.V.*	1,938	18,605
Blackbaud, Inc.	11,446	273,788
Bottomline Technologies, Inc.*	2,574	63,552
BroadSoft, Inc.*	6,964	285,663
Callidus Software, Inc.*	8,819	43,478
CommVault Systems, Inc.*	11,213	658,203
Comverse Technology, Inc.*	55,499	341,319
Deltek, Inc.*	5,566	72,469
Digimarc Corp.	1,809	40,250
Ebix, Inc.	5,380	127,022
Ellie Mae, Inc.*	47,502	1,293,479
Eloqua, Inc.*	63,499	1,254,105
Envivio, Inc.*	539	1,186
EPIQ Systems, Inc.	629	8,441
Exa Corp.*	632	6,857
Fair Isaac Corp.	8,681	384,221
FalconStor Software, Inc.*	7,688	18,067
Glu Mobile, Inc.*	13,068	60,505
Guidance Software, Inc.*	3,641	40,998
Guidewire Software, Inc.*	4,912	152,518
Imperva, Inc.*	42,700	1,579,473
Infoblox, Inc.*	1,870	43,477
Interactive Intelligence Group, Inc.*	3,728	112,026
JDA Software Group, Inc.*	2,469	78,465
Jive Software, Inc.*	4,107	64,521
Kenexa Corp.*	6,924	317,327
Manhattan Associates, Inc.*	5,027	287,896
Mentor Graphics Corp.*	12,759	197,509
MicroStrategy, Inc., Class A*	10,898	1,461,095
Monotype Imaging Holdings, Inc.	9,280	144,675
NetScout Systems, Inc.*	9,084	231,733
NetSuite, Inc.*	82,080	5,236,704
OPNET Technologies, Inc.	3,797	129,364
Parametric Technology Corp.*	29,991	653,804
Pegasystems, Inc.	4,362	126,672
Pervasive Software, Inc.*	475	4,085
Proofpoint, Inc.*	71,530	1,062,221
PROS Holdings, Inc.*	5,573	106,277
QAD, Inc., Class A*	1,224	16,622
QAD, Inc., Class B*	206	2,750
QLIK Technologies, Inc.*	21,374	478,991
Quest Software, Inc.*†	14,188	397,264
RealPage, Inc.*	9,087	205,366
Rosetta Stone, Inc.*	1,345	17,149
ServiceNow, Inc.*	25,157	973,073
Solera Holdings, Inc.	44,354	1,945,810
Sourcefire, Inc.*	7,490	367,235
SS&C Technologies Holdings, Inc.*	2,365	59,622
Synchronoss Technologies, Inc.*	7,010	160,529
Take-Two Interactive Software, Inc.*	19,834	206,869
Tangoe, Inc.*	51,159	671,718
TiVo, Inc.*	15,862	165,441
Tyler Technologies, Inc.*	7,636	336,137
Ultimate Software Group, Inc.*	6,691	683,151
VASCO Data Security International, Inc.*	3,259	30,569
Verint Systems, Inc.*	5,531	151,771
VirnetX Holding Corp.*	10,629	270,295
Websense, Inc.*	9,420	147,423

		26,078,879

Total Information Technology		87,287,529

Materials (3.0%)
Chemicals (1.5%)
ADA-ES, Inc.*	2,275	53,713
American Vanguard Corp.	7,044	245,131
Arabian American Development Co.*	5,034	49,283
Balchem Corp.	7,413	272,280
Calgon Carbon Corp.*	12,135	173,652
Chemtura Corp.*	17,371	299,129
Flotek Industries, Inc.*	12,499	158,362
Georgia Gulf Corp.	5,485	198,667
GSE Holding, Inc.*	2,031	15,943
H.B. Fuller Co.	12,411	380,769
Hawkins, Inc.	2,318	96,313
Innophos Holdings, Inc.	5,521	267,713
Innospec, Inc.*	736	24,965
Intrepid Potash, Inc.*	55,961	1,202,042
KMG Chemicals, Inc.	1,975	36,538
Koppers Holdings, Inc.	5,260	183,732
Landec Corp.*	1,577	18,057
LSB Industries, Inc.*	2,744	120,379
Olin Corp.	13,558	294,615
OMNOVA Solutions, Inc.*	11,688	88,478
PolyOne Corp.	17,829	295,427
Quaker Chemical Corp.	928	43,310
Rockwood Holdings, Inc.	65,638	3,058,731
Stepan Co.	2,007	192,913
TPC Group, Inc.*	2,366	96,556
Zep, Inc.	2,370	35,834

		7,902,532

Construction Materials (0.6%)
Eagle Materials, Inc.	61,870	2,862,106
Headwaters, Inc.*	15,472	101,806
United States Lime & Minerals, Inc.*	407	19,621

		2,983,533

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,024	62,044
Myers Industries, Inc.	8,488	132,583

		194,627

Metals & Mining (0.7%)
AK Steel Holding Corp.	4,629	22,219
AMCOL International Corp.	6,004	203,416
Coeur d’Alene Mines Corp.*	9,359	269,820
General Moly, Inc.*	2,689	8,524
Globe Specialty Metals, Inc.	1,124	17,107
Gold Reserve, Inc.*	1,660	5,378
Gold Resource Corp.	7,561	162,183
Handy & Harman Ltd.*	1,166	17,234
Haynes International, Inc.	2,570	134,026
Lynas Corp., Ltd.*	2,795,790	2,291,058
Materion Corp.	427	10,163
Metals USA Holdings Corp.*	738	9,867

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Midway Gold Corp.*	31,359	$51,429
Noranda Aluminum Holding Corp.	8,405	56,229
Paramount Gold and Silver Corp.*	33,087	88,011
SunCoke Energy, Inc.*	12,511	201,677
U.S. Antimony Corp.*	13,549	26,421
U.S. Silica Holdings, Inc.*	2,972	40,300

		3,615,062

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	5,832	186,974
Clearwater Paper Corp.*	4,712	194,653
Deltic Timber Corp.	2,763	180,313
Neenah Paper, Inc.	2,418	69,251
P.H. Glatfelter Co.	1,828	32,557
Schweitzer-Mauduit International, Inc.	5,844	192,794
Wausau Paper Corp.	10,600	98,156

		954,698

Total Materials		15,650,452

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	17,952	117,765
Atlantic Tele-Network, Inc.	2,280	97,994
Cbeyond, Inc.*	538	5,305
Cincinnati Bell, Inc.*	18,028	102,760
Cogent Communications Group, Inc.	77,073	1,771,908
Consolidated Communications Holdings, Inc.	6,516	112,010
Fairpoint Communications, Inc.*	4,521	34,179
General Communication, Inc., Class A*	9,182	89,984
HickoryTech Corp.	3,478	36,797
IDT Corp., Class B	3,624	37,218
inContact, Inc.*	8,206	53,503
Iridium Communications, Inc.*	1,765	12,920
Lumos Networks Corp.	3,803	29,892
magicJack VocalTec Ltd.*	2,654	65,103
ORBCOMM, Inc.*	4,451	16,647
Premiere Global Services, Inc.*	2,911	27,218
Primus Telecommunications Group, Inc.	3,071	46,894
Towerstream Corp.*	12,026	48,825

		2,706,922

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	3,984	31,633
Leap Wireless International, Inc.*	3,245	22,131
NTELOS Holdings Corp.	3,803	66,058

		119,822

Total Telecommunication Services		2,826,744

Utilities (1.3%)
Electric Utilities (1.2%)
Brookfield Infrastructure Partners LP	168,416	5,987,189
Otter Tail Corp.	616	14,698

		6,001,887

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,549	50,312
South Jersey Industries, Inc.	1,696	89,769

		140,081

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,453	14,123
Atlantic Power Corp.	2,471	36,966
Ormat Technologies, Inc.	1,270	23,813

		74,902

Water Utilities (0.1%)
American States Water Co.	519	23,059
Cadiz, Inc.*	3,051	29,625
California Water Service Group	5,323	99,274
Connecticut Water Service, Inc.	1,418	45,234
SJW Corp.	1,111	28,175
York Water Co.	2,441	44,768

		270,135

Total Utilities		6,487,005

Total Common Stocks (80.8%) (Cost $373,464,221)		417,816,065

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Better Place, Inc. 0.000%(b)†	139,552	392,630

Total Preferred Stock (0.1%) (Cost $633,566)		392,630

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Household Durables (0.0%)
Brookfield Incorporacoes S.A., expiring 10/18/12* (Cost $—)	98,235	40,219

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	105,185	—

Total Investments (80.9%) (Cost $374,097,787)		418,248,914
Other Assets Less Liabilities (19.1%)		98,445,972

Net Assets (100%)		$516,694,886

*	Non-income producing.

†	Securities (totaling $1,576,702 or 0.3% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,132	December-12	$94,563,701	$94,454,080	$(109,621)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,384,329	$646,086	$585,015	$70,615,430
Consumer Staples	16,919,357	—	—	16,919,357
Energy	20,134,829	—	—	20,134,829
Financials	24,558,141	—	—	24,558,141
Health Care	97,015,564	1,141,060	—	98,156,624
Industrials	75,179,954	—	—	75,179,954
Information Technology	86,688,472	—	599,057	87,287,529
Materials	13,359,394	2,291,058	—	15,650,452
Telecommunication Services	2,826,744	—	—	2,826,744
Utilities	6,487,005	—	—	6,487,005
Preferred Stocks
Consumer Discretionary	—	—	392,630	392,630
Rights
Consumer Discretionary	40,219	—	—	40,219
Warrants
Energy	—	—	—	—

Total Assets	$412,594,008	$4,078,204	$1,576,702	$418,248,914

Liabilities:
Futures	$(109,621)	$—	$—	$(109,621)

Total Liabilities	$(109,621)	$—	$—	$(109,621)

Total	$412,484,387	$4,078,204	$1,576,702	$418,139,293

(a)	A Security with a market value of $273,612 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/11	$285,284	$158,989	$538,531
Total gains or losses (realized/unrealized) included in earning	(317,157)	114,409	(145,901)
Purchases	616,888	257,594	—
Sales	—	(45,916)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	113,981	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/12	$585,015	$599,057	$392,630

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$(317,157)	$103,410	$(145,901)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$190,968,284
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$294,996,291

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,193,942
Aggregate gross unrealized depreciation	(47,854,202)

Net unrealized appreciation	$43,339,740

Federal income tax cost of investments	$374,909,174

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (2.6%)
American Axle & Manufacturing Holdings, Inc.*	20,520	$231,260
Autoliv, Inc.	27,136	1,681,618
Cooper Tire & Rubber Co.	2,660	51,019
Dana Holding Corp.	41,076	505,235
Dorman Products, Inc.*	24,400	768,844
Drew Industries, Inc.*	22,824	689,513
Exide Technologies, Inc.*	24,770	76,787
Federal-Mogul Corp.*	5,883	53,829
Fuel Systems Solutions, Inc.*	3,686	63,362
Gentex Corp.	67,500	1,148,175
Gentherm, Inc.*	305,000	3,794,200
Icahn Enterprises LP.	178,693	7,269,231
Modine Manufacturing Co.*	14,367	106,029
Shiloh Industries, Inc.	1,595	17,896
Spartan Motors, Inc.	10,326	51,630
Standard Motor Products, Inc.	6,236	114,867
Stoneridge, Inc.*	8,840	43,935
Superior Industries International, Inc.	7,062	120,690

		16,788,120

Automobiles (0.5%)
Thor Industries, Inc.	66,100	2,400,752
Winnebago Industries, Inc.*	41,897	529,159

		2,929,911

Distributors (0.0%)
Core-Mark Holding Co., Inc.	3,004	144,522
VOXX International Corp.*	5,950	44,506
Weyco Group, Inc.	1,905	46,387

		235,415

Diversified Consumer Services (0.9%)
Ascent Capital Group, Inc., Class A*	40,467	2,185,623
Career Education Corp.*	16,214	61,127
Carriage Services, Inc.	4,861	47,006
Corinthian Colleges, Inc.*	24,062	57,267
Education Management Corp.*	8,322	25,881
Hillenbrand, Inc.	42,000	763,980
Lincoln Educational Services Corp .	7,323	30,757
Mac-Gray Corp.	3,199	42,899
Matthews International Corp., Class A	4,667	139,170
National American University Holdings, Inc.	1,491	7,455
Regis Corp.	100,042	1,838,772
Sotheby’s, Inc.	13,601	428,431
Stewart Enterprises, Inc., Class A	23,330	195,855
Universal Technical Institute, Inc.	2,278	31,209

		5,855,432

Hotels, Restaurants & Leisure (1.3%)
Ameristar Casinos, Inc.	1,360	24,208
Apollo Global Management LLC, Class A	39,000	571,740
Biglari Holdings, Inc.*	341	124,486
Bloomin’ Brands, Inc.*	1,397	22,981
Bluegreen Corp.*	4,552	28,587
Bob Evans Farms, Inc.	7,893	308,853
Boyd Gaming Corp.*	16,381	115,650
Bravo Brio Restaurant Group, Inc.*	221,000	3,215,550
Caesars Entertainment Corp.*	1,305	8,874
Carrols Restaurant Group, Inc.*	1,483	8,542
Churchill Downs, Inc.	2,742	171,978
Chuy’s Holdings, Inc.*	420	10,298
Del Frisco’s Restaurant Group, Inc.*	300	4,470
Denny’s Corp.*	6,764	32,805
Einstein Noah Restaurant Group, Inc.	211	3,733
Fiesta Restaurant Group, Inc.*	545	8,649
Frisch’s Restaurants, Inc.	913	18,123
Gaylord Entertainment Co. (REIT)*.	2,923	115,546
International Speedway Corp., Class A	8,319	236,010
Isle of Capri Casinos, Inc.*	6,415	44,584
Jack in the Box, Inc.*	2,748	77,246
Krispy Kreme Doughnuts, Inc.*	18,711	148,378
Life Time Fitness, Inc.*	1,029	47,066
Luby’s, Inc.*	6,385	42,971
Marcus Corp.	6,144	68,198
Marriott Vacations Worldwide Corp.*	8,352	300,839
Monarch Casino & Resort, Inc.*	2,859	24,902
Morgans Hotel Group Co.*	3,640	23,369
Orient-Express Hotels Ltd., Class A*	30,473	271,210
Pinnacle Entertainment, Inc.*	18,133	222,129
Red Lion Hotels Corp.*	4,104	25,650
Red Robin Gourmet Burgers, Inc.*	2,575	83,842
Ruby Tuesday, Inc.*	20,202	146,465
Scientific Games Corp., Class A*	15,575	128,805
Sonic Corp.*	3,787	38,893
Speedway Motorsports, Inc.	3,654	56,272
Vail Resorts, Inc.	7,216	416,002
Wendy’s Co.	126,600	576,030
WMS Industries, Inc.*	17,029	278,935

		8,052,869

Household Durables (3.2%)
American Greetings Corp., Class A	10,358	174,014
Bassett Furniture Industries, Inc.	3,435	42,766
Beazer Homes USA, Inc.*	38,472	136,576
Brookfield Residential Properties, Inc.*	235,600	3,293,688
Cavco Industries, Inc.*	228	10,463
CSS Industries, Inc.	2,992	61,486
Ethan Allen Interiors, Inc.	13,886	304,381
Flexsteel Industries, Inc.	1,349	27,924
Helen of Troy Ltd.*	9,647	307,064
Hooker Furniture Corp.	40,268	523,081
Hovnanian Enterprises, Inc., Class A*	31,485	108,938
Jarden Corp.	203,100	10,731,804
KB Home	23,769	341,085
La-Z-Boy, Inc.*	99,356	1,453,578
Lifetime Brands, Inc.	2,930	34,896
M.D.C. Holdings, Inc.	28,561	1,099,884
M/I Homes, Inc.*	45,600	881,904
Meritage Homes Corp.*	7,189	273,398
NACCO Industries, Inc., Class A	1,727	216,583
Ryland Group, Inc.	6,145	184,350
Sealy Corp.*	15,421	33,618
Standard Pacific Corp.*	35,981	243,232
Universal Electronics, Inc.*	4,707	82,749

		20,567,462

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	7,358	27,445
Expedia, Inc.	12,400	717,216
Kayak Software Corp.*	194	6,854
Liberty Ventures*	12,700	630,428
Shutterfly, Inc.*	8,195	255,029

		1,636,972

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	65,332	572,961
Brunswick Corp.	39,100	884,833

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Callaway Golf Co.	20,299	$124,636
JAKKS Pacific, Inc.	6,258	91,179
Johnson Outdoors, Inc., Class A*	1,738	37,176
Marine Products Corp.	1,567	9,339
Steinway Musical Instruments, Inc.*	2,188	53,300

		1,773,424

Media (1.9%)
Beasley Broadcasting Group, Inc., Class A*	1,277	6,232
Belo Corp., Class A	18,668	146,170
Carmike Cinemas, Inc.*	3,805	42,806
Central European Media Enterprises Ltd., Class A*	11,565	75,288
Crown Media Holdings, Inc., Class A*	8,309	13,876
Cumulus Media, Inc., Class A*	19,497	53,422
Daily Journal Corp.*	311	29,162
Dial Global, Inc.*	12	32
Digital Generation, Inc.*	8,735	99,230
DreamWorks Animation SKG, Inc., Class A*	268,500	5,163,255
Entercom Communications Corp., Class A*	7,648	52,465
Entravision Communications Corp., Class A	15,300	20,502
EW Scripps Co., Class A*	9,272	98,747
Fisher Communications, Inc.*	2,768	101,752
Global Sources Ltd.*	4,965	32,570
Harte-Hanks, Inc.	13,948	96,660
John Wiley & Sons, Inc., Class A	22,100	1,015,495
Journal Communications, Inc., Class A*	13,115	68,198
LIN TV Corp., Class A*	9,951	43,784
Live Nation Entertainment, Inc.*	328,690	2,830,021
Martha Stewart Living Omnimedia, Inc., Class A	8,686	26,666
McClatchy Co., Class A*	18,234	40,662
MDC Partners, Inc., Class A	4,984	61,503
Meredith Corp.	11,121	389,235
National CineMedia, Inc.	11,804	193,231
New York Times Co., Class A*	41,831	408,271
Nexstar Broadcasting Group, Inc., Class A*	2,615	27,771
Outdoor Channel Holdings, Inc.	3,170	23,078
Promotora de Informaciones S.A. (Prisa) (ADR)*	35,018	66,533
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	200,100	426,213
Reading International, Inc., Class A*	5,366	31,659
Rentrak Corp.*	1,187	20,096
Saga Communications, Inc., Class A*	1,111	45,018
Salem Communications Corp., Class A	3,274	17,156
Scholastic Corp.	7,908	251,316
Sinclair Broadcast Group, Inc., Class A	14,417	161,615
Valassis Communications, Inc.*	4,817	118,932
World Wrestling Entertainment, Inc., Class A	1	8

		12,298,630

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	3,850	36,575
Fred’s, Inc., Class A	16,467	234,326
Saks, Inc.*	34,200	352,602
Tuesday Morning Corp.*	12,888	84,416

		707,919

Specialty Retail (4.2%)
Asbury Automotive Group, Inc.*	1,047	29,264
Barnes & Noble, Inc.*	8,181	104,553
bebe stores, Inc.	10,334	49,603
Big 5 Sporting Goods Corp.	5,166	51,402
Brown Shoe Co., Inc.	90,469	1,450,218
Cabela’s, Inc.*	1,421	77,700
Casual Male Retail Group, Inc.*	13,125	60,769
Cato Corp., Class A	35,200	1,045,792
Children’s Place Retail Stores, Inc.*	4,694	281,640
Christopher & Banks Corp.	94,600	332,046
Citi Trends, Inc.*	4,373	54,903
Conn’s, Inc.*	280,468	6,184,320
Destination Maternity Corp.	2,321	43,403
Finish Line, Inc., Class A	9,916	225,490
Five Below, Inc.*	1,639	64,052
GameStop Corp., Class A	53,000	1,113,000
Group 1 Automotive, Inc.	44,571	2,684,511
Haverty Furniture Cos., Inc.	6,065	84,182
hhgregg, Inc.*	4,549	31,388
Jos. A. Bank Clothiers, Inc.*	654	31,706
Kirkland’s, Inc.*	4,400	43,692
Lithia Motors, Inc., Class A	6,815	227,008
MarineMax, Inc.*	6,377	52,865
Men’s Wearhouse, Inc.	59,386	2,044,660
New York & Co., Inc.*	3,242	12,158
Office Depot, Inc.*	87,101	222,979
OfficeMax, Inc.	26,565	207,473
Orchard Supply Hardware Stores Corp., Class A*	586	8,485
Penske Automotive Group, Inc.	54,814	1,649,353
PEP Boys-Manny, Moe & Jack	15,829	161,139
Perfumania Holdings, Inc.*	1,568	11,290
Pier 1 Imports, Inc.	35,000	655,900
RadioShack Corp.	31,389	74,706
Rent-A-Center, Inc.	18,442	646,945
Shoe Carnival, Inc.	4,544	106,920
Sonic Automotive, Inc., Class A	303,339	5,757,374
Stage Stores, Inc.	9,646	203,145
Stein Mart, Inc.*	8,628	73,424
Systemax, Inc.*	3,186	37,627
West Marine, Inc.*	54,994	584,586
Wet Seal, Inc., Class A*	26,862	84,615

		26,866,286

Textiles, Apparel & Luxury Goods (0.9%)
Cherokee, Inc.	138	2,009
Columbia Sportswear Co.	3,830	206,820
Culp, Inc.	2,683	31,552
Delta Apparel, Inc.*	2,212	30,459
Fifth & Pacific Cos., Inc.*	31,834	406,838
G-III Apparel Group Ltd.*	4,564	163,848
Iconix Brand Group, Inc.*	21,834	398,252
Jones Group, Inc.	25,194	324,247
K-Swiss, Inc., Class A*	8,198	28,119
Maidenform Brands, Inc.*	34,210	700,621
Movado Group, Inc.	82,697	2,788,543
Perry Ellis International, Inc.*	3,746	82,599
Quiksilver, Inc.*	40,511	134,497
R.G. Barry Corp.	205	3,022
Skechers U.S.A., Inc., Class A*	11,927	243,311
Unifi, Inc.*	4,372	56,049
Warnaco Group, Inc.*	1,621	84,130

		5,684,916

Total Consumer Discretionary		103,397,356

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.2%)
Beverages (0.0%)
Central European Distribution Corp.*	20,927	$59,642
Craft Brew Alliance, Inc.*	2,073	16,273

		75,915

Food & Staples Retailing (0.2%)
Andersons, Inc.	5,638	212,327
Arden Group, Inc., Class A	35	3,396
Harris Teeter Supermarkets, Inc.	11,783	457,652
Ingles Markets, Inc., Class A	3,874	63,340
Nash Finch Co.	3,841	78,433
Natural Grocers by Vitamin Cottage, Inc.*	1,067	23,815
Pantry, Inc.*	6,704	97,543
Rite Aid Corp.*	185,226	216,714
Spartan Stores, Inc.	6,689	102,409
SUPERVALU, Inc.	16,289	39,256
Susser Holdings Corp.*	2,074	75,017
Village Super Market, Inc., Class A	2,612	96,017
Weis Markets, Inc.	3,433	145,319

		1,611,238

Food Products (1.3%)
Alico, Inc.	411	12,836
Annie’s, Inc.*	484	21,703
Cal-Maine Foods, Inc.	628	28,222
Chiquita Brands International, Inc.*	13,989	106,876
Darling International, Inc.*	320,427	5,860,610
Diamond Foods, Inc.	6,674	125,605
Dole Food Co., Inc.*	11,359	159,367
Farmer Bros Co.*	1,781	16,937
Fresh Del Monte Produce, Inc.	12,035	308,096
Griffin Land & Nurseries, Inc.	762	25,702
John B. Sanfilippo & Son, Inc.*	2,491	32,433
Lancaster Colony Corp.	9,400	688,550
Omega Protein Corp.*	6,181	42,402
Pilgrim’s Pride Corp.*	3,721	19,014
Post Holdings, Inc.*	2,591	77,885
Seneca Foods Corp., Class A*	2,921	87,221
Smart Balance, Inc.*	18,506	223,552
Snyders-Lance, Inc.	1,550	38,750
Tootsie Roll Industries, Inc.	309	8,337
TreeHouse Foods, Inc.*	3,736	196,140
Westway Group, Inc.*	3,281	20,309

		8,100,547

Household Products (0.1%)
Central Garden & Pet Co., Class A*	10,407	125,717
Harbinger Group, Inc.*	13,193	111,217
Oil-Dri Corp. of America	1,565	36,214
Orchids Paper Products Co.	879	15,857
Spectrum Brands Holdings, Inc.	1,245	49,812

		338,817

Personal Products (0.5%)
Elizabeth Arden, Inc.*	1,190	56,216
Inter Parfums, Inc.	161,786	2,960,684
Nature’s Sunshine Products, Inc.	1,374	22,451
Nutraceutical International Corp.*	2,669	42,063
Prestige Brands Holdings, Inc.*	5,485	93,026
Revlon, Inc., Class A*	3,703	57,174

		3,231,614

Tobacco (0.1%)
Alliance One International, Inc.*	26,698	86,235
Universal Corp.	7,179	365,555
Vector Group Ltd.	4,309	71,486

		523,276

Total Consumer Staples		13,881,407

Energy (7.5%)
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	32,500	1,477,125
Basic Energy Services, Inc.*	9,786	109,799
Bolt Technology Corp.	2,659	38,236
Bristow Group, Inc.	51,222	2,589,272
C&J Energy Services, Inc.*	9,473	188,513
Cal Dive International, Inc.*	30,174	46,166
Dawson Geophysical Co.*	2,485	62,771
Exterran Holdings, Inc.*	20,117	407,973
Forbes Energy Services Ltd.*	4,583	16,040
Gulf Island Fabrication, Inc.	4,457	124,217
Gulfmark Offshore, Inc., Class A*	6,434	212,579
Heckmann Corp.*	37,886	159,121
Helix Energy Solutions Group, Inc.*	100,877	1,843,023
Hercules Offshore, Inc.*	48,444	236,407
Hornbeck Offshore Services, Inc.*	138,017	5,058,323
ION Geophysical Corp.*	390,000	2,706,600
Key Energy Services, Inc.*	46,682	326,774
Matrix Service Co.*	276,545	2,923,081
Mitcham Industries, Inc.*	231,450	3,686,999
Natural Gas Services Group, Inc.*	98,928	1,478,974
Newpark Resources, Inc.*	28,356	210,118
North American Energy Partners, Inc.*	560,000	1,612,800
Oil States International, Inc.*	20,800	1,652,768
Parker Drilling Co.*	437,039	1,848,675
PHI, Inc. (Non-Voting)*	3,779	118,887
Pioneer Energy Services Corp.*	15,499	120,737
Rowan Cos., plc, Class A*	50,000	1,688,500
Tesco Corp.*	9,500	101,460
TETRA Technologies, Inc.*	24,397	147,602
Tidewater, Inc.	103,500	5,022,855
Union Drilling, Inc.*	3,789	24,591
Unit Corp.*	27,000	1,120,500
Vantage Drilling Co.*	60,685	111,660
Willbros Group, Inc.*	9,274	49,801

		37,522,947

Oil, Gas & Consumable Fuels (1.6%)
Adams Resources & Energy, Inc.	660	20,130
Alon USA Energy, Inc.	797	10,919
Amyris, Inc.*	9,429	32,436
Arch Coal, Inc.	66,001	417,786
Bill Barrett Corp.*	14,824	367,190
Bonanza Creek Energy, Inc.*	2,640	62,198
BPZ Resources, Inc.*	22,597	64,627
Callon Petroleum Co.*	12,331	75,836
Carrizo Oil & Gas, Inc.*	1,758	43,968
Clayton Williams Energy, Inc.*	1,686	87,487
Cloud Peak Energy, Inc.*	18,690	338,289
Comstock Resources, Inc.*	14,757	271,234
Contango Oil & Gas Co.*	353	17,346
CREDO Petroleum Corp.*	743	10,766
Crimson Exploration, Inc.*	6,348	27,106
Crosstex Energy, Inc.	1,342	18,828
CVR Energy, Inc.*	1,791	65,819
Delek U.S. Holdings, Inc.	5,434	138,513
Emerald Oil, Inc.*	14,859	12,333
Endeavour International Corp.*	859	8,307
Energen Corp.	19,500	1,021,995
Energy XXI Bermuda Ltd.	6,747	235,808

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
EPL Oil & Gas, Inc.*	8,673	$175,975
Forest Oil Corp.*	36,193	305,831
Frontline Ltd.*	16,097	61,812
GasLog Ltd.*	4,592	53,175
Gastar Exploration Ltd.*	18,130	30,096
Gevo, Inc.*	645	1,374
Green Plains Renewable Energy, Inc.*	7,942	46,540
Gulfport Energy Corp.*	11,415	356,833
Halcon Resources Corp.*	4,359	31,951
Hallador Energy Co.	1,794	14,944
Harvest Natural Resources, Inc.*	11,187	99,788
Knightsbridge Tankers Ltd.	7,587	49,695
Magnum Hunter Resources Corp.*	30,210	134,132
Matador Resources Co.*	822	8,541
McMoRan Exploration Co.*	31,563	370,865
Midstates Petroleum Co., Inc.*	4,217	36,477
Miller Energy Resources, Inc.*	9,651	48,545
Nordic American Tankers Ltd.	16,565	166,975
Overseas Shipholding Group, Inc.	7,777	51,328
PDC Energy, Inc.*	9,246	292,451
Penn Virginia Corp.	14,043	87,067
PetroQuest Energy, Inc.*	17,782	119,317
Quicksilver Resources, Inc.*	35,961	147,080
Renewable Energy Group, Inc.*	1,940	12,901
Resolute Energy Corp.*	15,226	135,055
REX American Resources Corp.*	1,607	28,942
Rex Energy Corp.*	13,581	181,306
Scorpio Tankers, Inc.*	11,826	70,956
SemGroup Corp., Class A*	13,255	488,447
Ship Finance International Ltd.	14,213	223,428
Stone Energy Corp.*	15,341	385,366
Swift Energy Co.*	13,135	274,259
Synergy Resources Corp.*	11,704	48,806
Teekay Corp.	18,700	583,440
Teekay Tankers Ltd., Class A	19,748	73,857
Triangle Petroleum Corp.*	13,894	99,481
Uranium Energy Corp.*	14,089	36,772
W&T Offshore, Inc.	10,093	189,547
Warren Resources, Inc.*	17,180	52,227
Western Refining, Inc.	7,543	197,476
Westmoreland Coal Co.*	3,405	33,812
WPX Energy, Inc.*	65,450	1,085,815
ZaZa Energy Corp.*	4,079	12,115

		10,253,721

Total Energy		47,776,668

Financials (23.4%)
Capital Markets (2.7%)
Apollo Investment Corp.	63,127	496,809
Arlington Asset Investment Corp., Class A	3,192	76,161
Artio Global Investors, Inc.	9,549	28,456
BlackRock Kelso Capital Corp.	22,069	214,511
Calamos Asset Management, Inc., Class A	5,505	64,078
Capital Southwest Corp.	926	103,666
CIFC Corp.*	2,057	15,057
Cohen & Steers, Inc.	83,940	2,486,303
Cowen Group, Inc., Class A*	27,468	74,164
Duff & Phelps Corp., Class A	7,087	96,454
Dundee Corp., Class A*	101,100	2,529,522
Evercore Partners, Inc., Class A	8,196	221,292
FBR & Co.*	9,858	30,461
Fidus Investment Corp.	3,473	57,999
Fifth Street Finance Corp.	28,261	310,306
FXCM, Inc., Class A	7,068	67,499
GFI Group, Inc.	20,100	63,918
Gladstone Capital Corp.	6,644	58,135
Gladstone Investment Corp.	6,917	54,091
Golub Capital BDC, Inc.	4,604	73,204
GSV Capital Corp.*	6,111	52,738
Harris & Harris Group, Inc.*	9,908	37,551
Hercules Technology Growth Capital, Inc.	15,668	172,505
HFF, Inc., Class A*	1,562	23,274
Horizon Technology Finance Corp.	2,277	36,796
ICG Group, Inc.*	10,885	110,592
INTL FCStone, Inc.*	4,322	82,377
Investment Technology Group, Inc.*	11,600	100,920
JMP Group, Inc.	5,208	28,592
KBW, Inc.	10,909	179,671
KCAP Financial, Inc.	6,668	61,746
Knight Capital Group, Inc., Class A*	55,585	148,968
Main Street Capital Corp.	7,957	234,811
Manning & Napier, Inc.	4,252	51,832
MCG Capital Corp.	24,219	111,650
Medallion Financial Corp.	5,576	65,853
Medley Capital Corp.	7,061	99,348
MVC Capital, Inc.	7,584	97,075
New Mountain Finance Corp.	3,721	55,145
NGP Capital Resources Co.	6,765	50,467
Oppenheimer Holdings, Inc., Class A	3,288	52,444
PennantPark Investment Corp.	17,720	188,009
Piper Jaffray Cos., Inc.*	4,677	119,030
Prospect Capital Corp.	46,390	534,413
Pzena Investment Management, Inc., Class A	1,067	5,559
Safeguard Scientifics, Inc.*	6,590	103,397
Solar Capital Ltd.	11,752	269,356
Solar Senior Capital Ltd.	2,865	51,312
Stifel Financial Corp.*	8,675	291,480
SWS Group, Inc.*	9,363	57,208
TCP Capital Corp.	1,838	29,334
THL Credit, Inc.	4,270	59,908
TICC Capital Corp.	12,301	127,930
Triangle Capital Corp.	8,664	222,318
Value Partners Group Ltd.	4,534,000	2,216,114
Virtus Investment Partners, Inc.*	898	77,228
Walter Investment Management Corp.*	8,878	328,575
WisdomTree Investments, Inc.*	523,400	3,506,780

		17,164,392

Commercial Banks (5.2%)
1st Source Corp.	4,607	102,598
1st United Bancorp, Inc./Florida*	9,755	62,920
Access National Corp.	2,260	30,872
Alliance Financial Corp./New York	1,515	60,918
American National Bankshares, Inc.	2,430	54,894
Ameris Bancorp*	7,698	96,918
Ames National Corp.	2,541	52,954
Arrow Financial Corp.	2,937	73,425
BancFirst Corp.	2,038	87,552
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,968	198,103
Bancorp, Inc./Delaware*	8,990	92,327
BancorpSouth, Inc.	29,399	433,341
Bank of Kentucky Financial Corp.	1,811	50,237
Bank of Marin Bancorp/California	1,663	70,694
Bank of the Ozarks, Inc.	2,535	87,381
Banner Corp.	5,738	155,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	1,235	$44,139
BBCN Bancorp, Inc.*	24,051	303,283
Berkshire Bancorp, Inc./New York*	1,323	10,888
BOK Financial Corp.	13,200	780,120
Boston Private Financial Holdings, Inc.	24,682	236,700
Bridge Bancorp, Inc.	2,686	62,611
Bridge Capital Holdings*	2,204	34,074
Bryn Mawr Bank Corp.	3,616	81,143
BSB Bancorp, Inc./Massachusetts*	2,625	33,862
C&F Financial Corp.	1,006	39,586
Camden National Corp.	2,371	87,822
Capital Bank Financial Corp., Class A*	853	15,359
Capital City Bank Group, Inc.*	3,356	35,708
Cardinal Financial Corp.	9,335	133,491
Cascade Bancorp*	1,868	9,863
Cathay General Bancorp	235,485	4,064,471
Center Bancorp, Inc.	3,815	45,475
Centerstate Banks, Inc.	9,448	84,276
Central Pacific Financial Corp.*	6,790	97,097
Century Bancorp, Inc./Massachusetts, Class A	1,077	34,378
Chemical Financial Corp.	38,656	935,475
Citizens & Northern Corp.	3,753	73,596
Citizens Republic Bancorp, Inc.*	12,595	243,713
City Holding Co.	4,595	164,685
CNB Financial Corp./Pennsylvania	3,882	67,974
CoBiz Financial, Inc.	10,020	70,140
Columbia Banking System, Inc.	12,489	231,546
Community Bank System, Inc.	12,329	347,555
Community Trust Bancorp, Inc.	4,322	153,582
Crescent Financial Bancshares, Inc.*	755	3,435
CVB Financial Corp.	27,526	328,660
Eagle Bancorp, Inc.*	4,845	81,008
East West Bancorp, Inc.	180,000	3,801,600
Enterprise Bancorp, Inc./Massachusetts	1,806	30,846
Enterprise Financial Services Corp.	5,652	76,867
F.N.B. Corp./Pennsylvania	43,594	488,689
Farmers National Banc Corp.	5,773	37,294
Fidelity Southern Corp.	3,068	29,023
Financial Institutions, Inc.	4,416	82,314
First Bancorp, Inc./Maine	2,757	48,385
First Bancorp/North Carolina	4,799	55,332
First BanCorp/Puerto Rico*	21,908	96,833
First Busey Corp.	23,101	112,733
First California Financial Group, Inc.*	7,140	49,694
First Commonwealth Financial Corp.	33,095	233,320
First Community Bancshares, Inc./Virginia	4,921	75,094
First Connecticut Bancorp, Inc./Connecticut	5,794	78,277
First Financial Bancorp	18,479	312,480
First Financial Bankshares, Inc.	9,787	352,626
First Financial Corp./Indiana	3,512	110,066
First Interstate Bancsystem, Inc.	5,058	75,668
First Merchants Corp.	9,124	136,951
First Midwest Bancorp, Inc./Illinois	22,994	288,575
First of Long Island Corp.	2,486	76,594
FirstMerit Corp.	34,282	504,974
FNB United Corp.*	746	8,862
German American Bancorp, Inc.	3,891	93,851
Glacier Bancorp, Inc.	22,384	348,743
Great Southern Bancorp, Inc.	3,160	97,676
Guaranty Bancorp*	23,485	47,440
Hancock Holding Co.	23,620	731,039
Hanmi Financial Corp.*	9,397	120,376
Heartland Financial USA, Inc.	4,572	124,678
Heritage Commerce Corp.*	6,476	44,943
Heritage Financial Corp./Washington	4,455	66,959
Heritage Oaks Bancorp*	6,261	36,063
Home BancShares, Inc./Arkansas	6,700	228,403
HomeTrust Bancshares, Inc.*	5,958	78,944
Horizon Bancorp/Indiana	1,173	33,524
Hudson Valley Holding Corp.	4,931	84,074
IBERIABANK Corp.	9,247	423,513
Independent Bank Corp./Massachusetts	6,687	201,212
International Bancshares Corp.	16,299	310,496
Investors Bancorp, Inc.*	11,512	209,979
Lakeland Bancorp, Inc.	8,450	87,458
Lakeland Financial Corp.	5,117	141,229
MainSource Financial Group, Inc.	6,537	83,935
MB Financial, Inc.	16,644	328,719
Mercantile Bank Corp.*	2,693	46,158
Merchants Bancshares, Inc.	1,627	48,078
Metro Bancorp, Inc.*	4,515	57,205
MetroCorp Bancshares, Inc.*	4,989	52,834
Middleburg Financial Corp.	1,652	29,340
MidSouth Bancorp, Inc.	2,589	41,916
MidWestOne Financial Group, Inc.	2,128	45,837
National Bankshares, Inc./Virginia	2,145	71,214
National Penn Bancshares, Inc.	38,309	348,995
NBT Bancorp, Inc.	10,299	227,299
Northrim BanCorp, Inc.	1,988	40,038
Old National Bancorp/Indiana	31,144	423,870
OmniAmerican Bancorp, Inc.*	3,566	81,055
Oriental Financial Group, Inc.	60,785	639,458
Pacific Capital Bancorp*	1,228	56,365
Pacific Continental Corp.	5,719	51,071
Pacific Mercantile Bancorp*	3,279	21,445
PacWest Bancorp	9,501	222,038
Park National Corp.	3,541	247,941
Park Sterling Corp.*	10,737	53,041
Peapack-Gladstone Financial Corp.	2,290	37,419
Penns Woods Bancorp, Inc.	1,148	50,891
Peoples Bancorp, Inc./Ohio	14,812	339,047
Pinnacle Financial Partners, Inc.*	10,996	212,443
Preferred Bank/California*	3,679	52,168
PrivateBancorp, Inc.	19,038	304,418
Prosperity Bancshares, Inc.	14,858	633,248
Renasant Corp.	7,608	149,155
Republic Bancorp, Inc./Kentucky, Class A	3,141	68,945
S&T Bancorp, Inc.	9,098	160,216
Sandy Spring Bancorp, Inc.	7,511	144,587
SCBT Financial Corp.	4,756	191,572
Seacoast Banking Corp. of Florida*	22,938	36,471
Sierra Bancorp	3,648	44,724
Simmons First National Corp., Class A	5,204	126,743
Southside Bancshares, Inc.	5,319	116,007
Southwest Bancorp, Inc./Oklahoma*	5,945	64,503
State Bank Financial Corp.	10,238	168,825
StellarOne Corp.	7,154	94,147
Sterling Bancorp/New York	9,549	94,726
Sterling Financial Corp./Washington	8,301	184,863
Suffolk Bancorp*	3,210	47,059
Sun Bancorp, Inc./New Jersey*	11,815	39,817
Susquehanna Bancshares, Inc.	58,545	612,381

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
SY Bancorp, Inc.	3,828	$90,570
Taylor Capital Group, Inc.*	5,153	88,219
Texas Capital Bancshares, Inc.*	1,603	79,685
Tompkins Financial Corp.	3,179	128,813
TowneBank/Virginia	8,310	127,392
Trico Bancshares	5,009	82,799
Trustmark Corp.	20,222	492,203
UMB Financial Corp.	10,085	490,938
Umpqua Holdings Corp.	34,397	443,377
Union First Market Bankshares Corp.	6,276	97,655
United Bankshares, Inc./West Virginia	12,961	322,859
United Community Banks, Inc./Georgia*	12,694	106,503
Univest Corp. of Pennsylvania	5,171	93,078
Virginia Commerce Bancorp, Inc.*	8,555	74,856
Washington Banking Co.	4,817	68,257
Washington Trust Bancorp, Inc.	4,364	114,642
Webster Financial Corp.	22,417	531,283
WesBanco, Inc.	7,369	152,612
West Bancorp, Inc.	4,792	57,744
West Coast Bancorp/Oregon*	5,949	133,971
Westamerica Bancorp	3,879	182,507
Western Alliance Bancorp*	22,126	225,685
Wilshire Bancorp, Inc.*	19,352	121,918
Wintrust Financial Corp.	11,457	430,439

		33,250,278

Consumer Finance (0.6%)
Cash America International, Inc.	5,220	201,335
DFC Global Corp.*	3,105	53,251
EZCORP, Inc., Class A*	152,778	3,503,200
First Marblehead Corp.*	18,704	19,639
Nelnet, Inc., Class A	7,640	181,374
Nicholas Financial, Inc.	3,064	39,556

		3,998,355

Diversified Financial Services (2.3%)
California First National Bancorp	727	13,406
CBOE Holdings, Inc.	18,000	529,560
Gain Capital Holdings, Inc.	4,693	23,137
Marlin Business Services Corp.	2,242	47,553
MicroFinancial, Inc.	1,643	15,033
NewStar Financial, Inc.*	8,167	97,922
Onex Corp.	159,000	6,274,140
PHH Corp.*	17,398	354,049
PICO Holdings, Inc.*	7,164	163,482
Resource America, Inc., Class A	3,553	24,303
Texas Pacific Land Trust	123,300	6,732,180

		14,274,765

Insurance (4.1%)
Alterra Capital Holdings Ltd.	26,712	639,485
American Equity Investment Life Holding Co.	18,934	220,202
American Safety Insurance Holdings Ltd.*	2,646	49,454
AMERISAFE, Inc.*	5,701	154,725
Amtrust Financial Services, Inc.	89,871	2,302,498
Argo Group International Holdings Ltd.	7,834	253,743
Arthur J. Gallagher & Co.	18,500	662,670
Aspen Insurance Holdings Ltd.	44,500	1,356,805
Baldwin & Lyons, Inc., Class B	2,781	66,494
Citizens, Inc./Texas*	12,302	129,048
CNO Financial Group, Inc.	65,691	633,918
Crawford & Co., Class B	8,117	40,666
Donegal Group, Inc., Class A	2,142	30,074
Eastern Insurance Holdings, Inc.	1,949	32,685
EMC Insurance Group, Inc.	1,239	26,019
Employers Holdings, Inc.	7,978	146,237
Enstar Group Ltd.*	2,594	258,492
FBL Financial Group, Inc., Class A	2,763	91,732
First American Financial Corp.	29,976	649,580
Flagstone Reinsurance Holdings S.A.	15,696	134,829
Fortegra Financial Corp.*	1,954	15,495
Global Indemnity plc*	2,831	61,942
Greenlight Capital Reinsurance Ltd., Class A*	197,124	4,878,819
Hallmark Financial Services*	4,181	34,033
Hanover Insurance Group, Inc.	34,600	1,289,196
HCC Insurance Holdings, Inc.	14,700	498,183
Hilltop Holdings, Inc.*	12,518	159,104
Homeowners Choice, Inc.	1,799	42,276
Horace Mann Educators Corp.	12,426	225,035
Independence Holding Co.	2,379	23,956
Infinity Property & Casualty Corp.	3,625	218,914
Investors Title Co.	356	23,225
Kansas City Life Insurance Co.	1,304	50,243
Maiden Holdings Ltd.	15,952	141,813
Meadowbrook Insurance Group, Inc.	14,806	113,858
Montpelier Reinsurance Holdings Ltd.	64,977	1,437,941
National Financial Partners Corp.*	12,846	217,097
National Interstate Corp.	1,857	47,911
National Western Life Insurance Co., Class A	709	101,564
Navigators Group, Inc.*	1,884	92,740
Old Republic International Corp.	113,000	1,050,900
OneBeacon Insurance Group Ltd., Class A	6,869	92,319
Phoenix Cos., Inc.*	1,868	57,292
Platinum Underwriters Holdings Ltd.	10,571	432,037
Presidential Life Corp.	6,749	94,014
Primerica, Inc.	14,836	424,903
Protective Life Corp.	91,000	2,385,110
RLI Corp.	10,007	667,067
Safety Insurance Group, Inc.	3,971	182,189
SeaBright Holdings, Inc.	5,996	65,956
Selective Insurance Group, Inc.	16,807	319,165
StanCorp Financial Group, Inc.	35,700	1,115,268
State Auto Financial Corp.	4,033	66,101
Stewart Information Services Corp.	5,734	115,483
Symetra Financial Corp.	23,721	291,768
Tower Group, Inc.	5,119	99,257
United Fire Group, Inc.	6,313	158,583
Universal Insurance Holdings, Inc.	5,661	21,795
Validus Holdings Ltd.	35,000	1,186,850

		26,378,758

Real Estate Investment Trusts (REITs) (5.8%)
AG Mortgage Investment Trust, Inc. (REIT)	8,013	193,354
Agree Realty Corp. (REIT)	4,007	102,138
Alexander's, Inc. (REIT)	685	292,831
American Assets Trust, Inc. (REIT)	10,835	290,270
American Capital Mortgage Investment Corp. (REIT)	11,697	293,946
American Realty Capital Trust, Inc. (REIT)	50,476	592,083
AmREIT, Inc. (REIT), Class B	354	5,246
Anworth Mortgage Asset Corp. (REIT)	45,217	307,476
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,466	112,120

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Residential Mortgage, Inc. (REIT)	6,932	$152,781
Ares Commercial Real Estate Corp. (REIT)	2,418	41,251
ARMOUR Residential REIT, Inc. (REIT)	94,784	726,045
Ashford Hospitality Trust, Inc. (REIT)	17,138	143,959
Associated Estates Realty Corp. (REIT)	9,176	139,108
Campus Crest Communities, Inc. (REIT)	11,502	124,222
CapLease, Inc. (REIT)	21,940	113,430
Capstead Mortgage Corp. (REIT)	33,164	447,382
Cedar Realty Trust, Inc. (REIT)	19,310	101,957
Chatham Lodging Trust (REIT)	4,414	61,266
Chesapeake Lodging Trust (REIT)	12,131	241,043
Colonial Properties Trust (REIT)	27,787	584,916
Colony Financial, Inc. (REIT)	12,962	252,500
Coresite Realty Corp. (REIT)	3,250	87,555
Cousins Properties, Inc. (REIT)	29,501	234,238
CreXus Investment Corp. (REIT)	23,120	249,927
CubeSmart (REIT)	38,743	498,622
CYS Investments, Inc. (REIT)	54,405	766,566
DCT Industrial Trust, Inc. (REIT)	78,122	505,449
DiamondRock Hospitality Co. (REIT)	59,016	568,324
DuPont Fabros Technology, Inc. (REIT)	10,432	263,408
Dynex Capital, Inc. (REIT)	18,977	204,003
EastGroup Properties, Inc. (REIT)	894	47,561
Education Realty Trust, Inc. (REIT)	35,660	388,694
Entertainment Properties Trust (REIT)	15,016	667,161
Equity Lifestyle Properties, Inc. (REIT)	86,800	5,912,816
Equity One, Inc. (REIT)	17,851	375,942
Excel Trust, Inc. (REIT)	11,321	129,286
FelCor Lodging Trust, Inc. (REIT)*	16,127	76,442
First Industrial Realty Trust, Inc. (REIT)*	30,492	400,665
First Potomac Realty Trust (REIT)	16,521	212,790
Franklin Street Properties Corp. (REIT)	23,546	260,654
Getty Realty Corp. (REIT)	8,338	149,667
Gladstone Commercial Corp. (REIT)	4,194	76,582
Glimcher Realty Trust (REIT)	5,010	52,956
Government Properties Income Trust (REIT)	12,369	289,435
Gramercy Capital Corp./New York (REIT)*	15,268	45,957
Gyrodyne Co. of America, Inc. (REIT)*	59	6,409
Healthcare Realty Trust, Inc. (REIT)	24,811	571,894
Hersha Hospitality Trust (REIT)	54,605	267,564
Highwoods Properties, Inc. (REIT)	4,814	157,033
Hudson Pacific Properties, Inc. (REIT)	11,919	220,501
Inland Real Estate Corp. (REIT)	14,485	119,501
Invesco Mortgage Capital, Inc. (REIT)	37,188	748,594
Investors Real Estate Trust (REIT)	28,466	235,414
iStar Financial, Inc. (REIT)*	26,890	222,649
Kite Realty Group Trust (REIT)	18,207	92,856
LaSalle Hotel Properties (REIT)	26,981	720,123
Lexington Realty Trust (REIT)	37,984	366,925
LTC Properties, Inc. (REIT)	7,840	249,704
Medical Properties Trust, Inc. (REIT)	43,228	451,733
Mission West Properties, Inc. (REIT)	6,388	55,576
Monmouth Real Estate Investment Corp. (REIT), Class A	7,600	85,044
New York Mortgage Trust, Inc. (REIT)	10,917	76,965
NorthStar Realty Finance Corp. (REIT)	43,346	275,681
One Liberty Properties, Inc. (REIT)	3,898	72,698
Parkway Properties, Inc./Maryland (REIT)	5,388	72,038
Pebblebrook Hotel Trust (REIT)	18,139	424,271
Pennsylvania Real Estate Investment Trust (REIT)	17,781	282,007
PennyMac Mortgage Investment Trust (REIT)	12,694	296,659
Potlatch Corp. (REIT)	5,088	190,139
PS Business Parks, Inc. (REIT)	1,247	83,325
RAIT Financial Trust (REIT)	15,415	80,929
Ramco-Gershenson Properties Trust (REIT)	14,790	185,319
Redwood Trust, Inc. (REIT)	25,291	365,708
Resource Capital Corp. (REIT)	31,215	183,544
Retail Opportunity Investments Corp. (REIT)	15,812	203,500
RLJ Lodging Trust (REIT)	34,009	643,110
Rouse Properties, Inc. (REIT)	296,032	4,248,059
Sabra Health Care REIT, Inc. (REIT)	11,911	238,339
Select Income REIT (REIT)	3,303	81,320
Sovran Self Storage, Inc. (REIT)	1,047	60,569
STAG Industrial, Inc. (REIT)	10,217	166,128
Strategic Hotels & Resorts, Inc. (REIT)*	9,312	55,965
Summit Hotel Properties, Inc. (REIT)	9,450	80,703
Sunstone Hotel Investors, Inc. (REIT)*	42,754	470,294
Terreno Realty Corp. (REIT)	4,585	72,443
Two Harbors Investment Corp. (REIT)	89,518	1,051,837
UMH Properties, Inc. (REIT)	4,039	48,347
Universal Health Realty Income Trust (REIT)	1,765	81,155
Urstadt Biddle Properties, Inc. (REIT), Class A	2,341	47,358
Washington Real Estate Investment Trust (REIT)	14,798	396,882
Western Asset Mortgage Capital Corp. (REIT)	2,744	60,917
Whitestone REIT (REIT)	5,185	68,442
Winthrop Realty Trust (REIT)	354,683	3,823,483

		36,843,678

Real Estate Management & Development (1.7%)
AV Homes, Inc.*	3,128	46,419
Consolidated-Tomoka Land Co.	1,349	44,369
Forestar Group, Inc.*	10,949	182,410
Howard Hughes Corp.*	145,500	10,337,775
Kennedy-Wilson Holdings, Inc.	13,167	183,943
Thomas Properties Group, Inc.	9,995	58,171

		10,853,087

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	26,820	264,982
Bank Mutual Corp.	13,272	60,388
BankFinancial Corp.	6,526	57,364
Beneficial Mutual Bancorp, Inc.*	9,361	89,491

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	7,009	$160,366
BofI Holding, Inc.*	2,948	76,795
Brookline Bancorp, Inc.	22,042	194,410
Cape Bancorp, Inc.*	3,506	32,816
Charter Financial Corp./Georgia	2,120	20,670
Clifton Savings Bancorp, Inc.	2,253	24,783
Dime Community Bancshares, Inc.	9,849	142,220
Doral Financial Corp.*	40,234	37,848
ESB Financial Corp.	3,297	46,026
ESSA Bancorp, Inc.	1,874	19,471
EverBank Financial Corp.	7,332	100,962
Farmer Mac, Class C	3,133	80,643
First Defiance Financial Corp.	3,019	52,108
First Federal Bancshares of Arkansas, Inc.*	642	6,272
First Financial Holdings, Inc.	5,220	67,808
First Financial Northwest, Inc.*	4,928	39,670
First PacTrust Bancorp, Inc.	3,310	41,408
Flushing Financial Corp.	9,833	155,361
Fox Chase Bancorp, Inc.	3,875	60,528
Franklin Financial Corp./Virginia*	4,660	79,500
Heritage Financial Group, Inc.	2,372	31,168
Hingham Institution for Savings	383	24,677
Home Bancorp, Inc.*	2,262	40,693
Home Federal Bancorp, Inc./Idaho	4,735	53,600
Home Loan Servicing Solutions Ltd.	8,697	141,500
HomeStreet, Inc.*	1,332	50,696
Kaiser Federal Financial Group, Inc.	2,740	41,347
Kearny Financial Corp.	4,984	48,544
Meridian Interstate Bancorp, Inc.*	2,613	43,115
MGIC Investment Corp.*	57,333	87,720
NASB Financial, Inc.*	1,317	32,714
Northfield Bancorp, Inc./New Jersey	4,638	74,301
Northwest Bancshares, Inc.	30,074	367,805
OceanFirst Financial Corp.	4,591	67,350
Ocwen Financial Corp.*	31,586	865,772
Oritani Financial Corp.	9,438	142,042
Peoples Federal Bancshares, Inc.	1,951	33,713
Provident Financial Holdings, Inc.	3,106	44,136
Provident Financial Services, Inc.	18,530	292,589
Provident New York Bancorp	11,239	105,759
Radian Group, Inc.	41,331	179,377
Rockville Financial, Inc.	8,960	109,760
Roma Financial Corp.	2,126	18,921
SI Financial Group, Inc.	3,377	39,578
Territorial Bancorp, Inc.	3,460	79,407
Tree.com, Inc.*	687	10,765
TrustCo Bank Corp./New York	163,430	934,820
United Financial Bancorp, Inc.	4,730	68,443
ViewPoint Financial Group, Inc.	10,807	207,170
Walker & Dunlop, Inc.*	3,720	57,176
Waterstone Financial, Inc.*	2,252	11,688
Westfield Financial, Inc.	5,899	44,184
WSFS Financial Corp.	2,398	98,989

		6,361,409

Total Financials		149,124,722

Health Care (2.7%)
Biotechnology (0.2%)
Agenus, Inc.*	2,706	12,475
AMAG Pharmaceuticals, Inc.*	1,416	25,120
Arena Pharmaceuticals, Inc.*	7,645	63,606
Astex Pharmaceuticals*	29,106	89,355
AVEO Pharmaceuticals, Inc.*	956	9,952
Codexis, Inc.*	8,084	24,494
Curis, Inc.*	5,577	23,089
Cytori Therapeutics, Inc.*	4,077	17,980
Dynavax Technologies Corp.*	6,309	30,031
Emergent Biosolutions, Inc.*	6,494	92,280
Enzon Pharmaceuticals, Inc.*	13,296	92,540
Geron Corp.*	40,989	69,681
GTx, Inc.*	1,491	6,829
Idenix Pharmaceuticals, Inc.*	2,703	12,353
Immunogen, Inc.*	5,659	82,621
InterMune, Inc.*	8,963	80,398
Lexicon Pharmaceuticals, Inc.*	34,886	80,935
Maxygen, Inc.	8,454	22,319
Momenta Pharmaceuticals, Inc.*	9,046	131,800
NPS Pharmaceuticals, Inc.*	9,091	84,092
PDL BioPharma, Inc.	6,082	46,771
Repligen Corp.*	1,026	6,115
Rigel Pharmaceuticals, Inc.*	4,156	42,599
Targacept, Inc.*	8,466	41,399
Vical, Inc.*	1,635	7,063
XOMA Corp.*	2,363	8,719

		1,204,616

Health Care Equipment & Supplies (1.6%)
Alphatec Holdings, Inc.*	16,874	27,842
AngioDynamics, Inc.*	7,118	86,840
ArthroCare Corp.*	1,517	49,151
Cerus Corp.*	2,125	7,225
CONMED Corp.	8,917	254,134
CryoLife, Inc.	8,961	60,218
Cynosure, Inc., Class A*	1,520	40,098
Derma Sciences, Inc.*	2,711	28,140
Exactech, Inc.*	2,085	37,175
Globus Medical, Inc., Class A*	574	10,349
Greatbatch, Inc.*	7,492	182,280
Hill-Rom Holdings, Inc.	28,100	816,586
ICU Medical, Inc.*	385	23,285
Integra LifeSciences Holdings Corp.*	2,658	109,244
Invacare Corp.	9,999	141,386
Merit Medical Systems, Inc.*	12,477	186,282
Natus Medical, Inc.*	3,614	47,235
NuVasive, Inc.*	10,253	234,896
Orthofix International N.V.*	1,191	53,297
Palomar Medical Technologies, Inc.*	5,942	56,092
PhotoMedex, Inc.*	644	9,055
Rochester Medical Corp.*	351,433	4,150,424
Rockwell Medical Technologies, Inc.*	487	3,979
RTI Biologics, Inc.*	16,344	68,154
Solta Medical, Inc.*	20,337	63,858
STERIS Corp.	32,280	1,144,972
SurModics, Inc.*	2,817	56,960
Symmetry Medical, Inc.*	8,063	79,743
Teleflex, Inc.	18,000	1,239,120
Tornier N.V.*	1,430	27,098
West Pharmaceutical Services, Inc.	16,924	898,157
Wright Medical Group, Inc.*	12,036	266,116
Young Innovations, Inc.	902	35,268
Zeltiq Aesthetics, Inc.*	3,151	17,772

		10,512,431

Health Care Providers & Services (0.6%)
Almost Family, Inc.*	2,594	55,200
Amedisys, Inc.*	9,484	130,974
AMN Healthcare Services, Inc.*	5,759	57,936
Amsurg Corp.*	6,744	191,395
Assisted Living Concepts, Inc., Class A	5,990	45,704

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
BioScrip, Inc.*	10,025	$91,328
Capital Senior Living Corp.*	1,278	18,493
Chindex International, Inc.*	3,603	37,219
Cross Country Healthcare, Inc.*	7,885	37,217
Ensign Group, Inc.	2,045	62,587
ExamWorks Group, Inc.*	7,477	111,557
Five Star Quality Care, Inc.*	12,887	65,853
Gentiva Health Services, Inc.*	9,639	109,113
Hanger, Inc.*	10,771	307,297
HealthSouth Corp.*	4,772	114,814
Healthways, Inc.*	10,482	122,744
Kindred Healthcare, Inc.*	16,067	182,842
LHC Group, Inc.*	4,730	87,363
Magellan Health Services, Inc.*	7,971	411,383
Molina Healthcare, Inc.*	8,432	212,065
National Healthcare Corp.	3,288	156,969
Owens & Minor, Inc.	2,919	87,220
PDI, Inc.*	2,798	22,300
PharMerica Corp.*	8,708	110,243
Providence Service Corp.*	3,198	41,542
Select Medical Holdings Corp.*	11,079	124,417
Skilled Healthcare Group, Inc., Class A*	496	3,189
Sun Healthcare Group, Inc.*	7,861	66,543
Sunrise Senior Living, Inc.*	3,597	51,329
Triple-S Management Corp., Class B*	6,070	126,863
Universal American Corp.*	11,823	109,245
Vanguard Health Systems, Inc.*	1,492	18,456
WellCare Health Plans, Inc.*	6,925	391,609

		3,763,009

Health Care Technology (0.1%)
Epocrates, Inc.*	164	1,911
Greenway Medical Technologies*	583	9,969
MedAssets, Inc.*	12,315	219,207
Mediware Information Systems*	319	6,989
Merge Healthcare, Inc.*	4,306	16,492
Omnicell, Inc.*	9,292	129,159
Vocera Communications, Inc.*	1,267	39,163

		422,890

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	21,611	93,576
Cambrex Corp.*	4,525	53,078
Harvard Bioscience, Inc.*	6,632	28,054
Pacific Biosciences of California, Inc.*	11,482	21,012
Sequenom, Inc.*	8,661	30,573

		226,293

Pharmaceuticals (0.2%)
AVANIR Pharmaceuticals, Inc., Class A*	2,804	8,973
Cornerstone Therapeutics, Inc.*	2,430	12,466
Cumberland Pharmaceuticals, Inc.*	1,658	10,711
Hi-Tech Pharmacal Co., Inc.*	2,099	69,498
Horizon Pharma, Inc.*	4,259	14,779
Lannett Co., Inc.*	4,964	23,976
Nektar Therapeutics*	10,498	112,118
Par Pharmaceutical Cos., Inc.*	2,840	141,943
Supernus Pharmaceuticals, Inc.*	1,065	12,301
Transcept Pharmaceuticals, Inc.*	3,412	18,118
ViroPharma, Inc.*	21,623	653,447
XenoPort, Inc.*	1,760	20,169

		1,098,499

Total Health Care		17,227,738

Industrials (16.6%)
Aerospace & Defense (0.9%)
AAR Corp.	94,265	1,547,831
Aerovironment, Inc.*	2,207	51,798
American Science & Engineering, Inc.	2,008	131,745
API Technologies Corp.*	10,146	29,119
Ceradyne, Inc.	44,091	1,077,143
Cubic Corp.	2,307	115,488
Curtiss-Wright Corp.	14,577	476,668
DigitalGlobe, Inc.*	3,516	71,691
Esterline Technologies Corp.*	9,566	537,035
GenCorp, Inc.*	4,015	38,102
GeoEye, Inc.*	4,570	120,785
KEYW Holding Corp.*	3,467	43,338
Kratos Defense & Security Solutions, Inc.*	12,658	73,923
LMI Aerospace, Inc.*	2,470	50,487
Moog, Inc., Class A*	12,370	468,452
National Presto Industries, Inc.	1,350	98,388
Orbital Sciences Corp.*	18,083	263,289
SIFCO Industries, Inc.	398	7,244
Sypris Solutions, Inc.	943	6,733
Teledyne Technologies, Inc.*	7,498	475,298

		5,684,557

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	16,311	71,769
Atlas Air Worldwide Holdings, Inc.*	8,154	420,991
Pacer International, Inc.*	9,981	39,724
Park-Ohio Holdings Corp.*	240	5,201

		537,685

Airlines (0.2%)
Alaska Air Group, Inc.*	1,198	42,002
Hawaiian Holdings, Inc.*	7,278	40,684
JetBlue Airways Corp.*	72,176	345,723
Republic Airways Holdings, Inc.*	6,861	31,766
SkyWest, Inc.	94,820	979,491

		1,439,666

Building Products (1.3%)
A.O. Smith Corp.	18,076	1,040,093
Ameresco, Inc., Class A*	1,582	18,683
American Woodmark Corp.*	34,440	687,767
Apogee Enterprises, Inc.	75,947	1,490,080
Gibraltar Industries, Inc.*	82,686	1,060,035
Griffon Corp.	14,173	145,982
Insteel Industries, Inc.	5,029	58,990
NCI Building Systems, Inc.*	5,720	57,372
PGT, Inc.*	2,782	9,125
Quanex Building Products Corp.	11,156	210,179
Simpson Manufacturing Co., Inc.	45,929	1,314,488
Universal Forest Products, Inc.	52,036	2,161,575

		8,254,369

Commercial Services & Supplies (2.3%)
A.T. Cross Co., Class A*	223	2,223
ABM Industries, Inc.	52,382	991,591
ACCO Brands Corp.*	19,270	125,062
American Reprographics Co.*	9,170	39,156
Asset Acceptance Capital Corp.*	4,994	37,255
Asta Funding, Inc.	1,994	18,724
Casella Waste Systems, Inc., Class A*	7,667	32,815
CECO Environmental Corp.	555	5,422
Cenveo, Inc.*	17,220	39,434
CompX International, Inc.	248	3,765
Consolidated Graphics, Inc.*	2,521	65,773
Courier Corp.	3,177	38,823

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.	5,341	$163,221
Encore Capital Group, Inc.*	1,472	41,599
EnergySolutions, Inc.*	18,056	49,293
EnerNOC, Inc.*	4,608	59,812
Ennis, Inc.	7,643	125,422
G&K Services, Inc., Class A	5,884	184,228
GEO Group, Inc.	19,005	525,868
HNI Corp.	764	19,490
Intersections, Inc.	890	9,381
Kimball International, Inc., Class B	10,081	123,190
Knoll, Inc.	4,574	63,807
McGrath RentCorp	11,743	306,375
Metalico, Inc.*	12,664	32,420
Mine Safety Appliances Co.	25,800	961,566
Mobile Mini, Inc.*	217,020	3,626,404
Multi-Color Corp.	3,995	92,524
NL Industries, Inc.	1,938	22,268
Performant Financial Corp.*	757	8,077
Quad/Graphics, Inc.	8,001	135,697
Schawk, Inc.	50,898	664,219
Steelcase, Inc., Class A	20,615	203,058
Swisher Hygiene, Inc.*	35,120	48,466
Sykes Enterprises, Inc.*	12,275	164,976
Team, Inc.*	156,000	4,968,600
Tetra Tech, Inc.*	3,753	98,554
TMS International Corp., Class A*	1,945	19,255
TRC Cos., Inc.*	774	5,820
U.S. Ecology, Inc.	2,093	45,167
UniFirst Corp.	4,569	305,163
United Stationers, Inc.	11,675	303,783
Viad Corp.	6,340	132,252

		14,909,998

Construction & Engineering (1.5%)
Aegion Corp.*	10,655	204,150
Argan, Inc.	2,353	41,060
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	72,000	2,742,480
Comfort Systems USA, Inc.	8,261	90,293
Dycom Industries, Inc.*	1,398	20,103
EMCOR Group, Inc.	46,915	1,338,954
Furmanite Corp.*	451,624	2,565,224
Granite Construction, Inc.	72,349	2,077,863
Great Lakes Dredge & Dock Corp.	16,482	126,911
Layne Christensen Co.*	6,281	123,171
Michael Baker Corp.*	2,649	63,205
MYR Group, Inc.*	2,885	57,556
Northwest Pipe Co.*	2,912	71,781
Orion Marine Group, Inc.*	8,610	63,972
Pike Electric Corp.*	5,178	41,165
Primoris Services Corp.	6,836	89,210
Sterling Construction Co., Inc.*	4,610	46,008
Tutor Perini Corp.*	11,277	129,009

		9,892,115

Electrical Equipment (0.7%)
A123 Systems, Inc.*	33,652	8,413
American Superconductor Corp.*	11,080	45,982
Belden, Inc.	1,611	59,414
Brady Corp., Class A	52,551	1,538,693
Encore Wire Corp.	4,979	145,686
EnerSys, Inc.*	11,623	410,176
Enphase Energy, Inc.*	687	2,844
Franklin Electric Co., Inc.	15,748	952,596
FuelCell Energy, Inc.*	35,107	30,894
Generac Holdings, Inc.	4,281	97,992
General Cable Corp.*	8,500	249,730
Global Power Equipment Group, Inc.	5,413	100,086
II-VI, Inc.*	2,497	47,493
LSI Industries, Inc.	6,042	40,723
Powell Industries, Inc.*	18,637	720,693
Preformed Line Products Co.	507	27,535
Vicor Corp.*	4,868	32,470

		4,511,420

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	26,500	1,375,880
Seaboard Corp.*	95	214,712
Standex International Corp.	2,937	130,550

		1,721,142

Machinery (3.3%)
Accuride Corp.*	14,925	69,550
Actuant Corp., Class A	18,228	521,685
Alamo Group, Inc.	2,205	74,485
Albany International Corp., Class A	8,650	190,041
Altra Holdings, Inc.	3,843	69,943
American Railcar Industries, Inc.*	2,838	80,429
Ampco-Pittsburgh Corp.	2,698	49,778
Astec Industries, Inc.*	36,573	1,156,073
Barnes Group, Inc.	16,744	418,767
Briggs & Stratton Corp.	60,832	1,135,733
Cascade Corp.	2,686	147,032
CIRCOR International, Inc.	12,878	486,145
Colfax Corp.*	38,500	1,411,795
Columbus McKinnon Corp.*	6,117	92,428
Douglas Dynamics, Inc.	6,973	103,131
Dynamic Materials Corp.	2,611	39,217
Eastern Co.	1,855	34,763
Energy Recovery, Inc.*	14,295	42,313
EnPro Industries, Inc.*	34,617	1,246,558
ESCO Technologies, Inc.	5,725	222,416
Federal Signal Corp.*	17,287	109,254
Flow International Corp.*	11,645	43,087
FreightCar America, Inc.	3,751	66,730
Gardner Denver, Inc.	20,300	1,226,323
Graco, Inc.	18,900	950,292
Greenbrier Cos., Inc.*	7,179	115,869
Hardinge, Inc.	3,514	36,019
Hurco Cos., Inc.*	1,996	45,668
Kadant, Inc.*	3,664	84,968
Kaydon Corp.	40,955	914,935
Kennametal, Inc.	31,000	1,149,480
L.B. Foster Co., Class A	2,801	90,584
Lincoln Electric Holdings, Inc.	27,100	1,058,255
Lydall, Inc.*	5,415	76,297
Meritor, Inc.*	23,318	98,868
Met-Pro Corp.	4,094	36,641
Miller Industries, Inc.	3,480	55,854
Mueller Industries, Inc.	36,140	1,643,286
Mueller Water Products, Inc., Class A	16,917	82,893
NN, Inc.*	5,283	44,853
Nordson Corp.	10,000	586,200
Pentair, Inc.	16,500	734,415
PMFG, Inc.*	6,474	52,375
Rexnord Corp.*	7,179	130,801
Robbins & Myers, Inc.	7,029	418,928
Timken Co.	600	22,296
Trimas Corp.*	810	19,529
Trinity Industries, Inc.	61,900	1,855,143
Twin Disc, Inc.	2,640	47,256
Wabash National Corp.*	100,569	717,057

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Watts Water Technologies, Inc., Class A	28,626	$1,082,922

		21,189,360

Marine (0.6%)
Genco Shipping & Trading Ltd.*	10,001	36,803
International Shipholding Corp.	1,394	23,517
Kirby Corp.*	66,000	3,648,480
Rand Logistics, Inc.*	5,190	39,081

		3,747,881

Professional Services (0.4%)
CBIZ, Inc.*	12,427	74,810
CDI Corp.	3,592	61,172
CRA International, Inc.*	3,272	56,540
Dolan Co.*	9,594	51,616
Franklin Covey Co.*	1,316	15,792
FTI Consulting, Inc.*	12,937	345,159
GP Strategies Corp.*	451	8,713
Heidrick & Struggles International, Inc.	5,583	71,127
Hill International, Inc.*	6,290	27,424
Hudson Global, Inc.*	10,195	45,470
ICF International, Inc.*	6,300	126,630
Insperity, Inc.	24,600	620,658
Kelly Services, Inc., Class A	7,756	97,726
Kforce, Inc.*	926	10,918
Korn/Ferry International*	15,037	230,517
Navigant Consulting, Inc.*	16,383	181,032
Pendrell Corp.*	48,225	54,494
Resources Connection, Inc.	13,170	172,659
RPX Corp.*	553	6,199
TrueBlue, Inc.*	3,444	54,140
VSE Corp.	1,288	31,543
WageWorks, Inc.*	822	14,344

		2,358,683

Road & Rail (2.5%)
Amerco, Inc.	2,638	280,578
Arkansas Best Corp.	7,416	58,735
Dollar Thrifty Automotive Group, Inc.*	4,091	355,631
Genesee & Wyoming, Inc., Class A*	85,700	5,729,902
Heartland Express, Inc.	3,184	42,538
Marten Transport Ltd.	4,852	85,250
Patriot Transportation Holding, Inc.*	1,931	53,836
Quality Distribution, Inc.*	4,202	38,868
RailAmerica, Inc.*	773	21,234
Roadrunner Transportation Systems, Inc.*	1,953	31,599
Saia, Inc.*	223,100	4,493,234
Universal Truckload Services, Inc.	1,415	22,598
Vitran Corp., Inc.*	750,000	4,462,500
Werner Enterprises, Inc.	1,852	39,577
Zipcar, Inc.*	1,427	11,102

		15,727,182

Trading Companies & Distributors (2.5%)
Aceto Corp.	6,414	60,612
Aircastle Ltd.	18,520	209,832
Applied Industrial Technologies, Inc.	7,929	328,498
BlueLinx Holdings, Inc.*	5,870	13,736
CAI International, Inc.*	2,450	50,274
DXP Enterprises, Inc.*	114,500	5,469,665
Edgen Group, Inc.*	3,573	27,691
H&E Equipment Services, Inc.	4,006	48,553
Houston Wire & Cable Co.	3,531	37,994
Rush Enterprises, Inc., Class A*	227,491	4,381,477
SeaCube Container Leasing Ltd.	3,038	56,962
TAL International Group, Inc.	149,600	5,083,408
Willis Lease Finance Corp.*	1,815	22,397

		15,791,099

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	4,021	54,927

Total Industrials		105,820,084

Information Technology (4.7%)
Communications Equipment (0.8%)
Anaren, Inc.*	3,621	72,384
Arris Group, Inc.*	30,295	387,473
Aviat Networks, Inc.*	19,217	45,736
Aware, Inc.	744	4,687
Bel Fuse, Inc., Class B	3,278	61,233
Black Box Corp.	5,300	135,203
Calix, Inc.*	8,105	51,872
Ciena Corp.*	7,718	104,965
Comtech Telecommunications Corp.	5,434	150,196
Digi International, Inc.*	8,028	81,565
Emulex Corp.*	27,306	196,876
Finisar Corp.*	28,127	402,216
Globecomm Systems, Inc.*	1,632	18,197
Harmonic, Inc.*	37,040	168,162
Infinera Corp.*	3,584	19,640
KVH Industries, Inc.*	703	9,483
Loral Space & Communications, Inc.	19,530	1,388,583
NETGEAR, Inc.*	6,595	251,533
Oclaro, Inc.*	22,767	61,471
Oplink Communications, Inc.*	5,996	99,174
PC-Tel, Inc.	5,710	40,256
Plantronics, Inc.	8,608	304,121
ShoreTel, Inc.*	1,825	7,464
Sonus Networks, Inc.*	60,530	113,796
Sycamore Networks, Inc.*	6,341	97,651
Symmetricom, Inc.*	12,921	90,059
Tellabs, Inc.	111,166	393,528
Telular Corp.	1,982	19,622
Tessco Technologies, Inc.	801	16,957
ViaSat, Inc.*	9,000	336,420
Westell Technologies, Inc., Class A*	14,432	30,885

		5,161,408

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	9,053	85,641
Electronics for Imaging, Inc.*	13,365	221,993
Imation Corp.*	9,494	53,071
Immersion Corp.*	707	3,867
Intermec, Inc.*	16,427	102,012
Intevac, Inc.*	7,164	43,772
OCZ Technology Group, Inc.*	21,156	73,411
QLogic Corp.*	22,290	254,552
Quantum Corp.*	69,911	112,557
Silicon Graphics International Corp.*	9,451	86,004
STEC, Inc.*	11,102	74,939
Super Micro Computer, Inc.*	963	11,585

		1,123,404

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	6,230	41,305
Agilysys, Inc.*	4,494	38,648
Anixter International, Inc.	3,505	201,397
Audience, Inc.*	1,626	10,081
Benchmark Electronics, Inc.*	126,282	1,928,326
Brightpoint, Inc.*	21,820	195,944

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Checkpoint Systems, Inc.*	12,264	$101,546
Coherent, Inc.*	5,290	242,599
CTS Corp.	10,489	105,624
Daktronics, Inc.	8,246	78,420
Echelon Corp.*	5,346	20,529
Electro Rent Corp.	5,197	91,935
Electro Scientific Industries, Inc.	7,200	87,984
Fabrinet*	6,937	80,400
FEI Co.	756	40,446
GSI Group, Inc.*	8,683	77,366
Ingram Micro, Inc., Class A*	55,000	837,650
Insight Enterprises, Inc.*	13,612	237,938
Kemet Corp.*	14,118	62,119
Key Tronic Corp.*	2,664	26,427
Littelfuse, Inc.	647	36,581
Measurement Specialties, Inc.*	561	18,502
Mercury Computer Systems, Inc.*	9,693	102,940
Methode Electronics, Inc.	11,642	113,044
Multi-Fineline Electronix, Inc.*	25,385	572,432
Newport Corp.*	12,045	133,218
Park Electrochemical Corp.	6,504	161,494
PC Connection, Inc.	2,769	31,871
Plexus Corp.*	6,220	188,404
Power-One, Inc.*	21,150	118,440
RadiSys Corp.*	7,095	25,542
RealD, Inc.*	2,015	18,014
Richardson Electronics Ltd.	3,601	42,744
Rofin-Sinar Technologies, Inc.*	68,884	1,359,081
Rogers Corp.*	2,983	126,360
Sanmina-SCI Corp.*	25,655	217,811
ScanSource, Inc.*	8,673	277,709
SYNNEX Corp.*	8,307	270,642
TTM Technologies, Inc.*	16,831	158,716
Viasystems Group, Inc.*	1,201	20,777
Vishay Precision Group, Inc.*	3,861	53,977
Zygo Corp.*	4,245	77,641

		8,632,624

Internet Software & Services (0.3%)
Bankrate, Inc.*	1,909	29,742
Bazaarvoice, Inc.*	205	3,106
Blucora, Inc.*	10,694	190,460
Brightcove, Inc.*	108	1,261
DealerTrack Holdings, Inc.*	1,451	40,410
Demand Media, Inc.*	2,400	26,088
Demandware, Inc.*	158	5,016
Digital River, Inc.*	11,620	193,589
E2open, Inc.*	317	4,305
EarthLink, Inc.	33,401	237,815
Internap Network Services Corp.*	8,268	58,289
IntraLinks Holdings, Inc.*	11,414	74,648
j2 Global, Inc.	2,484	81,525
Keynote Systems, Inc.	4,890	70,807
KIT Digital, Inc.*	16,306	48,918
Limelight Networks, Inc.*	18,782	43,950
Marchex, Inc., Class B	6,802	25,984
Market Leader, Inc.*	958	6,419
MeetMe, Inc.*	4,990	14,222
Millennial Media, Inc.*	346	4,965
Monster Worldwide, Inc.*	37,107	271,994
Perficient, Inc.*	2,286	27,592
QuinStreet, Inc.*	10,307	86,476
RealNetworks, Inc.*	6,662	55,428
support.com, Inc.*	4,122	17,436
TechTarget, Inc.*	4,723	27,913
United Online, Inc.	28,434	156,956
Unwired Planet, Inc.*	1,524	2,926
ValueClick, Inc.*	9,186	157,907
WebMD Health Corp.*	15,426	216,427

		2,182,574

IT Services (0.4%)
Acxiom Corp.*	23,568	430,587
CACI International, Inc., Class A*	6,444	333,735
CIBER, Inc.*	22,840	79,255
Computer Task Group, Inc.*	1,071	17,329
Convergys Corp.	36,085	565,452
CSG Systems International, Inc.*	4,617	103,836
Euronet Worldwide, Inc.*	15,952	299,738
ManTech International Corp., Class A	7,215	173,160
ModusLink Global Solutions, Inc.*	11,515	42,490
MoneyGram International, Inc.*	4,839	72,295
TeleTech Holdings, Inc.*	7,242	123,476
Unisys Corp.*	6,816	141,909

		2,383,262

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	12,610	155,355
Alpha & Omega Semiconductor Ltd.*	5,481	47,191
Amkor Technology, Inc.*	22,863	100,597
ANADIGICS, Inc.*	21,289	29,592
Applied Micro Circuits Corp.*	19,437	98,351
ATMI, Inc.*	9,466	175,784
AuthenTec, Inc.*	1,213	9,716
Axcelis Technologies, Inc.*	32,256	33,869
AXT, Inc.*	10,121	34,209
Brooks Automation, Inc.	20,729	166,454
CEVA, Inc.*	1,791	25,755
Cohu, Inc.	77,667	729,293
Cymer, Inc.*	6,596	336,792
Diodes, Inc.*	11,170	190,002
DSP Group, Inc.*	6,506	38,646
Entegris, Inc.*	41,848	340,224
Entropic Communications, Inc.*	27,663	160,999
Exar Corp.*	10,161	81,288
First Solar, Inc.*	18,629	412,539
FormFactor, Inc.*	15,749	88,037
FSI International, Inc.*	12,133	75,225
GSI Technology, Inc.*	6,291	31,140
GT Advanced Technologies, Inc.*	5,827	31,757
Inphi Corp.*	4,414	47,053
Integrated Device Technology, Inc.*	44,724	262,977
Integrated Silicon Solution, Inc.*	8,429	78,053
International Rectifier Corp.*	21,182	353,528
Intersil Corp., Class A	39,130	342,387
IXYS Corp.*	7,701	76,394
Kopin Corp.*	20,940	78,734
Lattice Semiconductor Corp.*	37,171	142,365
LTX-Credence Corp.*	15,415	88,636
MA-COM Technology Solutions Holdings, Inc.*	1,632	20,726
Mattson Technology, Inc.*	18,447	17,894
MaxLinear, Inc., Class A*	5,761	38,541
MEMC Electronic Materials, Inc.*	56,854	156,348
Mindspeed Technologies, Inc.*	11,263	38,970
MIPS Technologies, Inc.*	3,410	25,200
MKS Instruments, Inc.	16,102	410,440
MoSys, Inc.*	10,357	41,842
Nanometrics, Inc.*	7,403	102,235
NeoPhotonics Corp.*	6,049	35,326
OmniVision Technologies, Inc.*	16,054	224,034
Peregrine Semiconductor Corp.*	950	16,093

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Pericom Semiconductor Corp.*	7,432	$64,547
Photronics, Inc.*	18,959	101,810
PLX Technology, Inc.*	1,006	5,805
QuickLogic Corp.*	1,949	5,457
Rambus, Inc.*	32,248	178,654
RF Micro Devices, Inc.*	75,890	299,766
Rubicon Technology, Inc.*	5,367	51,416
Rudolph Technologies, Inc.*	9,951	104,486
Sigma Designs, Inc.*	10,048	66,417
Silicon Image, Inc.*	4,225	19,393
Spansion, Inc., Class A*	15,186	181,017
STR Holdings, Inc.*	9,597	29,751
SunPower Corp.*	6,791	30,627
Supertex, Inc.*	2,938	52,531
Tessera Technologies, Inc.	16,344	223,586
TriQuint Semiconductor, Inc.*	51,579	260,474
Ultra Clean Holdings, Inc.*	7,285	41,597
Veeco Instruments, Inc.*	8,862	266,037

		7,973,962

Software (0.3%)
Accelrys, Inc.*	17,548	151,966
Actuate Corp.*	870	6,116
Aspen Technology, Inc.*	1,696	43,842
AVG Technologies N.V.*	203	1,949
Bottomline Technologies, Inc.*	7,838	193,520
Ebix, Inc.	2,281	53,854
Eloqua, Inc.*	518	10,230
Envivio, Inc.*	1,792	3,942
EPIQ Systems, Inc.	9,193	123,370
ePlus, Inc.*	1,234	48,397
Exa Corp.*	442	4,796
Glu Mobile, Inc.*	1,036	4,797
Infoblox, Inc.*	215	4,999
JDA Software Group, Inc.*	10,037	318,976
Mentor Graphics Corp.*	13,549	209,739
Pervasive Software, Inc.*	3,762	32,353
Progress Software Corp.*	19,179	410,239
QAD, Inc., Class A*	349	4,739
Rosetta Stone, Inc.*	1,734	22,109
Sapiens International Corp. N.V.*	4,162	15,150
SeaChange International, Inc.*	8,996	70,619
SS&C Technologies Holdings, Inc.*	7,702	194,167
TeleNav, Inc.*	5,283	31,540
TiVo, Inc.*	19,759	206,086
VASCO Data Security International, Inc.*	4,846	45,455

		2,212,950

Total Information Technology		29,670,184

Materials (3.8%)
Chemicals (1.7%)
A. Schulman, Inc.	46,343	1,103,890
Cabot Corp.	26,800	980,076
Calgon Carbon Corp.*	2,905	41,571
Chase Corp.	1,899	34,885
Chemtura Corp.*	9,491	163,435
Ferro Corp.*	26,815	91,975
FutureFuel Corp.	5,955	72,115
Georgia Gulf Corp.	3,973	143,902
H.B. Fuller Co.	17,000	521,560
Innospec, Inc.*	6,349	215,358
Kraton Performance Polymers, Inc.*	9,904	258,494
Landec Corp.*	6,094	69,776
LSB Industries, Inc.*	2,519	110,509
Minerals Technologies, Inc.	5,458	387,136
Olin Corp.	7,958	172,927
OM Group, Inc.*	9,822	182,100
PolyOne Corp.	6,136	101,673
Quaker Chemical Corp.	2,911	135,856
RPM International, Inc.	59,101	1,686,743
Sensient Technologies Corp.	29,343	1,078,649
Spartech Corp.*	9,720	52,002
Stepan Co.	149	14,322
TPC Group, Inc.*	1,144	46,687
Tredegar Corp.	7,589	134,629
Valhi, Inc.	215,900	2,633,980
Zep, Inc.	4,017	60,737
Zoltek Cos., Inc.*	8,517	65,496

		10,560,483

Construction Materials (0.0%)
Texas Industries, Inc.*	7,065	287,192
United States Lime & Minerals, Inc.*	41	1,977

		289,169

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	51,710
Boise, Inc.	31,030	271,823
Graphic Packaging Holding Co.*	51,853	301,266
UFP Technologies, Inc.*	1,707	30,026

		654,825

Metals & Mining (1.7%)
A.M. Castle & Co.*	5,261	65,710
AK Steel Holding Corp.	29,136	139,853
AMCOL International Corp.	440	14,907
Century Aluminum Co.*	15,930	113,900
Coeur d'Alene Mines Corp.*	16,422	473,446
Commercial Metals Co.	31,000	409,200
General Moly, Inc.*	17,795	56,410
Globe Specialty Metals, Inc.	17,917	272,697
Gold Reserve, Inc.*	14,288	46,293
Golden Minerals Co.*	9,787	51,088
Golden Star Resources Ltd.*	80,296	158,183
Handy & Harman Ltd.*	298	4,405
Harry Winston Diamond Corp.*	40,300	477,152
Haynes International, Inc.	660	34,419
Hecla Mining Co.	87,966	576,177
Horsehead Holding Corp.*	13,816	129,041
Inmet Mining Corp.	40,000	1,901,333
Kaiser Aluminum Corp.	5,923	345,844
Materion Corp.	5,810	138,278
McEwen Mining, Inc.*	250,082	1,147,876
Metals USA Holdings Corp.*	2,804	37,490
Olympic Steel, Inc.	2,855	48,192
Reliance Steel & Aluminum Co.	36,500	1,910,775
Revett Minerals, Inc.*	7,985	28,427
RTI International Metals, Inc.*	9,574	229,202
Schnitzer Steel Industries, Inc., Class A	7,948	223,736
Steel Dynamics, Inc.	71,700	805,191
Stillwater Mining Co.*	35,586	419,559
SunCoke Energy, Inc.*	6,582	106,102
Universal Stainless & Alloy Products, Inc.*	2,212	82,176
Vista Gold Corp.*	18,734	68,004
Worthington Industries, Inc.	16,134	349,462

		10,864,528

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	5,158	165,365
Clearwater Paper Corp.*	1,556	64,278
KapStone Paper and Packaging Corp.*	12,552	281,039

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Louisiana-Pacific Corp.*	42,695	$533,688
Neenah Paper, Inc.	2,010	57,566
P.H. Glatfelter Co.	10,902	194,165
Resolute Forest Products*	24,906	323,778
Schweitzer-Mauduit International, Inc.	2,592	85,510
Wausau Paper Corp.	684	6,334

		1,711,723

Total Materials		24,080,728

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	8,249	81,335
Cincinnati Bell, Inc.*	39,372	224,420
Consolidated Communications Holdings, Inc.	4,373	75,172
Fairpoint Communications, Inc.*	1,353	10,229
Hawaiian Telcom Holdco, Inc.*	3,373	59,803
IDT Corp., Class B	192	1,972
inContact, Inc.*	745	4,857
Iridium Communications, Inc.*	13,730	100,504
magicJack VocalTec Ltd.*	1,461	35,838
Neutral Tandem, Inc.*	8,913	83,604
ORBCOMM, Inc.*	5,812	21,737
Premiere Global Services, Inc.*	462,199	4,321,561
Vonage Holdings Corp.*	25,169	57,385

		5,078,417

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	12,754	86,982
Shenandoah Telecommunications Co.	7,527	132,475
USA Mobility, Inc.	6,751	80,135

		299,592

Total Telecommunication Services		5,378,009

Utilities (2.1%)
Electric Utilities (1.0%)
ALLETE, Inc.	11,883	495,996
Cleco Corp.	18,987	797,074
El Paso Electric Co.	12,334	422,440
Empire District Electric Co.	12,699	273,663
IDACORP, Inc.	15,561	673,325
MGE Energy, Inc.	7,073	374,798
NV Energy, Inc.	32,500	585,325
Otter Tail Corp.	10,626	253,536
PNM Resources, Inc.	24,822	522,007
Portland General Electric Co.	23,500	635,440
UIL Holdings Corp.	15,900	570,174
Unitil Corp.	4,336	118,026
UNS Energy Corp.	12,636	528,943

		6,250,747

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	3,031	143,548
Delta Natural Gas Co., Inc.	1,985	38,430
Laclede Group, Inc.	7,116	305,988
New Jersey Resources Corp.	12,982	593,537
Northwest Natural Gas Co.	8,353	411,302
Piedmont Natural Gas Co., Inc.	20,403	662,690
South Jersey Industries, Inc.	7,412	392,317
Southwest Gas Corp.	14,422	637,452
WGL Holdings, Inc.	16,140	649,635

		3,834,899

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	32,603	487,741
Genie Energy Ltd., Class B	4,707	33,749
GenOn Energy, Inc.*	239,267	605,345
Ormat Technologies, Inc.	4,033	75,619

		1,202,454

Multi-Utilities (0.2%)
Avista Corp.	18,304	471,145
Black Hills Corp.	13,749	489,052
CH Energy Group, Inc.	4,576	298,401
NorthWestern Corp.	11,340	410,848

		1,669,446

Water Utilities (0.1%)
American States Water Co.	5,186	230,414
Artesian Resources Corp., Class A	2,261	52,523
Cadiz, Inc.*	352	3,418
California Water Service Group	6,345	118,334
Connecticut Water Service, Inc.	954	30,433
Consolidated Water Co., Ltd.	3,628	30,003
Middlesex Water Co.	4,916	94,191
SJW Corp.	3,035	76,968
York Water Co.	910	16,689

		652,973

Total Utilities		13,610,519

Total Common Stocks (80.0%) (Cost $440,427,623)		509,967,415

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (0.6%)
JZ Capital Partners Ltd.	93,000	573,674
RIT Capital Partners plc	187,720	3,440,528

		4,014,202

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	2,690	46,914

Total Investment Companies (0.6%) (Cost $4,634,908)		4,061,116

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	11,430	114

Total Investments (80.6%) (Cost $445,062,531)		514,028,645
Other Assets Less Liabilities (19.4%)		123,677,671

Net Assets (100%)		$637,706,316

*	Non-income producing.

†	Securities (totaling $114 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

At September 30, 2012, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2012	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,432	December-12	$119,625,891	$119,486,080	$(139,811)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,397,356	$—	$—	$103,397,356
Consumer Staples	13,881,407	—	—	13,881,407
Energy	47,776,668	—	—	47,776,668
Financials	144,379,086	4,745,636	—	149,124,722
Health Care	17,227,738	—	—	17,227,738
Industrials	105,820,084	—	—	105,820,084
Information Technology	29,670,184	—	—	29,670,184
Materials	24,080,728	—	—	24,080,728
Telecommunication Services	5,378,009	—	—	5,378,009
Utilities	13,610,519	—	—	13,610,519
Investment Companies
Exchange Traded Funds (ETFs)	—	4,014,202	—	4,014,202
Investment Companies	46,914	—	—	46,914
Rights
Information Technology	—	—	114	114

Total Assets	$505,268,693	$8,759,838	$114	$514,028,645

Liabilities:
Futures	$(139,811)	$—	$—	$(139,811)

Total Liabilities	$(139,811)	$—	$—	$(139,811)

Total	$505,128,882	$8,759,838	$114	$513,888,834

(a)	A Security with a market value of $6,732,180 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b)	A Security with a market value of $2,529,522 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Rights-Information Technology
Balance as of 12/31/11	$114
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$114

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$—

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$62,933,618
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$215,436,193

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,718,490
Aggregate gross unrealized depreciation	(47,980,112)

Net unrealized appreciation	$67,738,378

Federal income tax cost of investments	$446,290,267

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.6%)
Automobiles (0.2%)
Tesla Motors, Inc.*	50,367	$1,474,746

Hotels, Restaurants & Leisure (0.0%)
Ctrip.com International Ltd. (ADR)*	12,200	205,936

Internet & Catalog Retail (3.7%)
Amazon.com, Inc.*	66,025	16,791,478
Expedia, Inc.	6,950	401,988
Netflix, Inc.*	9,210	501,392
priceline.com, Inc.*	10,225	6,326,514
Shutterfly, Inc.*	2,200	68,464
TripAdvisor, Inc.*	8,176	269,236

		24,359,072

Media (0.7%)
Comcast Corp., Class A	106,205	3,798,953
Walt Disney Co.	8,600	449,608

		4,248,561

Total Consumer Discretionary		30,288,315

Health Care (0.5%)
Health Care Technology (0.5%)
athenahealth, Inc.*	22,760	2,088,685
M3, Inc.	486	923,550

Total Health Care		3,012,235

Industrials (0.6%)
Construction & Engineering (0.5%)
Quanta Services, Inc.*	131,115	3,238,540

Professional Services (0.1%)
Huron Consulting Group, Inc.*	21,485	748,108

Total Industrials		3,986,648

Information Technology (70.3%)
Communications Equipment (8.1%)
AAC Technologies Holdings, Inc.	156,100	563,680
Acme Packet, Inc.*	4,212	72,025
ADTRAN, Inc.	4,700	81,216
Arris Group, Inc.*	8,500	108,715
Aruba Networks, Inc.*	8,000	179,880
Brocade Communications Systems, Inc.*	33,000	195,195
Ciena Corp.*	43,900	597,040
Cisco Systems, Inc.	1,196,235	22,836,126
Comtech Telecommunications Corp.	1,400	38,696
EchoStar Corp., Class A*	2,900	83,114
Emulex Corp.*	6,100	43,981
F5 Networks, Inc.*	17,850	1,868,895
Finisar Corp.*	6,600	94,380
Harris Corp.	8,500	435,370
Infinera Corp.*	8,000	43,840
InterDigital, Inc.	3,200	119,296
Ixia*	3,500	56,245
JDS Uniphase Corp.*	76,000	941,260
Juniper Networks, Inc.*	141,350	2,418,498
Loral Space & Communications, Inc.	900	63,990
Motorola Solutions, Inc.	54,552	2,757,604
NETGEAR, Inc.*	2,800	106,792
Palo Alto Networks, Inc.*	300	18,471
Plantronics, Inc.	3,200	113,056
Polycom, Inc.*	13,062	128,922
QUALCOMM, Inc.	295,865	18,488,604
Research In Motion Ltd.*	30,893	231,698
Riverbed Technology, Inc.*	34,883	811,727
Sonus Networks, Inc.*	21,000	39,480
Tellabs, Inc.	26,300	93,102
ViaSat, Inc.*	3,100	115,878

		53,746,776

Computers & Peripherals (14.7%)
3D Systems Corp.*	3,600	118,260
Advantech Co., Ltd.	195,000	711,788
Apple, Inc.	86,805	57,921,504
Catcher Technology Co., Ltd.	168,000	790,898
Dell, Inc.	174,020	1,715,837
Diebold, Inc.	4,700	158,437
Electronics for Imaging, Inc.*	3,100	51,491
EMC Corp.*	565,445	15,419,685
Fusion-io, Inc.*	213,638	6,466,822
Hewlett-Packard Co.	146,700	2,502,702
Lexmark International, Inc., Class A	5,300	117,925
NCR Corp.*	11,900	277,389
NetApp, Inc.*	33,138	1,089,578
QLogic Corp.*	7,000	79,940
SanDisk Corp.*	114,990	4,994,016
Seagate Technology plc	85,020	2,635,620
Synaptics, Inc.*	2,300	55,246
Western Digital Corp.	51,445	1,992,465

		97,099,603

Electronic Equipment, Instruments & Components (2.4%)
Aeroflex Holding Corp.*	1,423	9,435
Amphenol Corp., Class A	12,007	706,972
Anixter International, Inc.	2,000	114,920
Arrow Electronics, Inc.*	8,200	276,422
Avnet, Inc.*	10,500	305,445
AVX Corp.	3,600	34,524
Benchmark Electronics, Inc.*	4,400	67,188
Celestica, Inc.*	14,700	104,958
Cognex Corp.	3,000	103,740
Coherent, Inc.*	1,700	77,962
Corning, Inc.	111,100	1,460,965
Dolby Laboratories, Inc., Class A*	3,663	119,963
FEI Co.	2,700	144,450
FLIR Systems, Inc.	11,508	229,872
Hitachi Ltd.	585,000	3,253,332
Hon Hai Precision Industry Co., Ltd.	226,160	709,800
Ingram Micro, Inc., Class A*	11,400	173,622
IPG Photonics Corp.*	2,200	126,060
Itron, Inc.*	2,900	125,135
Jabil Circuit, Inc.	13,500	252,720
LG Display Co., Ltd.*	81,440	2,077,355
Littelfuse, Inc.	1,500	84,810
Molex, Inc.	10,319	271,183
National Instruments Corp.	29,100	732,447
OSI Systems, Inc.*	1,400	108,976
Plexus Corp.*	2,600	78,754
RealD, Inc.*	3,000	26,820
Rofin-Sinar Technologies, Inc.*	2,200	43,406
Sanmina-SCI Corp.*	5,900	50,091
SYNNEX Corp.*	1,800	58,644
TE Connectivity Ltd.	31,599	1,074,682
Tech Data Corp.*	2,900	131,370
TPK Holding Co., Ltd.	89,000	1,167,397
Trimble Navigation Ltd.*	9,400	448,004
TTM Technologies, Inc.*	3,900	36,777

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Display Corp.*	3,000	$103,140
Vishay Intertechnology, Inc.*	9,800	96,334
WPG Holdings Ltd.	460,000	612,005

		15,599,680

Internet Software & Services (10.8%)
Akamai Technologies, Inc.*	50,480	1,931,365
Ancestry.com, Inc.*	1,900	57,152
AOL, Inc.*	6,749	237,767
Bankrate, Inc.*	2,983	46,475
CoStar Group, Inc.*	2,000	163,080
DealerTrack Holdings, Inc.*	3,100	86,335
Digital River, Inc.*	2,800	46,648
EarthLink, Inc.	7,900	56,248
eBay, Inc.*	308,945	14,956,027
Equinix, Inc.*	17,530	3,612,057
Facebook, Inc., Class A*	207,830	4,499,520
Google, Inc., Class A*	43,058	32,487,261
IAC/InterActiveCorp	6,000	312,360
j2 Global, Inc.	3,200	105,024
Kakaku.com, Inc.	29,100	1,095,165
LinkedIn Corp., Class A*	8,240	992,096
Liquidity Services, Inc.*	1,800	90,378
LogMeIn, Inc.*	1,600	35,888
Monster Worldwide, Inc.*	9,100	66,703
NetEase, Inc. (ADR)*	50,935	2,859,491
Open Text Corp.*	4,250	234,345
OpenTable, Inc.*	1,600	66,560
Phoenix New Media Ltd. (ADR)*	34,671	118,575
Rackspace Hosting, Inc.*	9,990	660,239
Renren, Inc. (ADR)*	878	3,538
SINA Corp.*	13,286	859,339
Tencent Holdings Ltd.	22,100	753,003
ValueClick, Inc.*	5,300	91,107
VeriSign, Inc.*	37,080	1,805,425
WebMD Health Corp.*	3,567	50,045
Yahoo!, Inc.*	77,800	1,242,855
Yelp, Inc.*	74,765	2,022,393

		71,644,464

IT Services (11.9%)
Accenture plc, Class A	72,998	5,112,050
Acxiom Corp.*	5,600	102,312
Alliance Data Systems Corp.*	16,014	2,273,187
Automatic Data Processing, Inc.	61,976	3,635,512
Booz Allen Hamilton Holding Corp.	2,565	35,525
Broadridge Financial Solutions, Inc.	9,000	209,970
CACI International, Inc., Class A*	1,600	82,864
Cardtronics, Inc.*	3,300	98,274
CGI Group, Inc., Class A*	20,100	539,886
Cognizant Technology Solutions Corp., Class A*	83,648	5,848,668
Computer Sciences Corp.	11,600	373,636
Convergys Corp.	8,600	134,762
CoreLogic, Inc.*	7,700	204,281
DST Systems, Inc.	2,300	130,088
Euronet Worldwide, Inc.*	3,700	69,523
ExlService Holdings, Inc.*	12,554	370,343
Fidelity National Information Services, Inc.	40,455	1,263,005
Fiserv, Inc.*	21,750	1,610,152
FleetCor Technologies, Inc.*	3,057	136,954
Gartner, Inc.*	7,000	322,630
Genpact Ltd.	75,494	1,259,240
Global Payments, Inc.	5,700	238,431
Heartland Payment Systems, Inc.	2,900	91,872
Higher One Holdings, Inc.*	2,300	31,004
hiSoft Technology International Ltd. (ADR)*	48,110	496,976
iGATE Corp.*	2,200	39,974
International Business Machines Corp.	123,531	25,626,506
Jack Henry & Associates, Inc.	6,500	246,350
Lender Processing Services, Inc.	6,100	170,129
ManTech International Corp., Class A	1,700	40,800
Mastercard, Inc., Class A	9,560	4,316,149
MAXIMUS, Inc.	2,400	143,328
NeuStar, Inc., Class A*	4,854	194,306
Paychex, Inc.	24,100	802,289
SAIC, Inc.	21,200	255,248
Sapient Corp.*	63,742	679,490
Syntel, Inc.	1,200	74,892
TeleTech Holdings, Inc.*	1,900	32,395
Teradata Corp.*	22,999	1,734,355
Total System Services, Inc.	12,000	284,400
Unisys Corp.*	3,300	68,706
VeriFone Systems, Inc.*	8,100	225,585
Visa, Inc., Class A	134,585	18,072,074
Western Union Co.	44,900	818,078
Wright Express Corp.*	2,800	195,216

		78,691,415

Office Electronics (0.1%)
Xerox Corp.	97,554	716,046
Zebra Technologies Corp., Class A*	3,700	138,898

		854,944

Semiconductors & Semiconductor Equipment (7.8%)
Advanced Micro Devices, Inc.*	44,100	148,617
Altera Corp.	23,900	812,241
Amkor Technology, Inc.*	6,655	29,282
Analog Devices, Inc.	60,260	2,361,589
Applied Materials, Inc.	92,300	1,030,529
ASM Pacific Technology Ltd.	54,500	644,873
ASML Holding N.V. (N.Y. Shares)	13,950	748,836
Atmel Corp.*	32,200	169,372
Avago Technologies Ltd.	51,715	1,803,043
Broadcom Corp., Class A*	90,765	3,138,654
Cabot Microelectronics Corp.	1,600	56,224
Cavium, Inc.*	3,500	116,655
Cirrus Logic, Inc.*	4,700	180,433
Cree, Inc.*	8,445	215,601
Cymer, Inc.*	2,200	112,332
Cypress Semiconductor Corp.*	40,726	436,583
Diodes, Inc.*	2,700	45,927
Entegris, Inc.*	10,300	83,739
Fairchild Semiconductor International, Inc.*	38,100	499,872
First Solar, Inc.*	4,400	97,438
GT Advanced Technologies, Inc.*	9,100	49,595
Hittite Microwave Corp.*	2,100	116,487
Integrated Device Technology, Inc.*	10,300	60,564
Intel Corp.	566,430	12,846,632
International Rectifier Corp.*	15,600	260,364
Intersil Corp., Class A	9,500	83,125
KLA-Tencor Corp.	12,500	596,312
Lam Research Corp.*	27,195	864,393
Linear Technology Corp.	46,300	1,474,655
LSI Corp.*	41,600	287,456
Marvell Technology Group Ltd.	36,100	330,315
Maxim Integrated Products, Inc.	69,445	1,848,626

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
Micrel, Inc.	3,700	$38,554
Microchip Technology, Inc.	51,550	1,687,747
Micron Technology, Inc.*	111,500	667,328
Microsemi Corp.*	6,600	132,462
MKS Instruments, Inc.	3,900	99,411
NVIDIA Corp.*	46,300	617,642
OmniVision Technologies, Inc.*	3,868	53,978
ON Semiconductor Corp.*	33,941	209,416
PMC-Sierra, Inc.*	16,800	94,752
Power Integrations, Inc.	2,100	63,903
Rambus, Inc.*	8,300	45,982
RF Micro Devices, Inc.*	20,100	79,395
Samsung Electronics Co., Ltd.	6,851	8,296,958
Semtech Corp.*	4,600	115,690
Silicon Laboratories, Inc.*	2,900	106,604
Skyworks Solutions, Inc.*	123,214	2,903,538
Spansion, Inc., Class A*	3,600	42,912
SunPower Corp.*	3,031	13,670
Taiwan Semiconductor Manufacturing Co., Ltd.	404,500	1,239,159
Teradyne, Inc.*	13,600	193,392
Tessera Technologies, Inc.	3,600	49,248
Texas Instruments, Inc.	100,450	2,767,398
TriQuint Semiconductor, Inc.*	12,500	63,125
Veeco Instruments, Inc.*	2,800	84,056
Xilinx, Inc.	19,500	651,495

		51,868,179

Software (14.5%)
ACI Worldwide, Inc.*	2,900	122,554
Activision Blizzard, Inc.	110,177	1,242,797
Adobe Systems, Inc.*	36,600	1,188,036
Advent Software, Inc.*	2,400	58,968
ANSYS, Inc.*	6,900	506,460
Ariba, Inc.*	7,200	322,560
Aspen Technology, Inc.*	102,923	2,660,559
Autodesk, Inc.*	16,900	563,953
Blackbaud, Inc.	3,300	78,936
BMC Software, Inc.*	10,900	452,241
BroadSoft, Inc.*	2,033	83,394
CA, Inc.	25,500	657,007
Cadence Design Systems, Inc.*	92,100	1,184,866
Citrix Systems, Inc.*	25,641	1,963,331
CommVault Systems, Inc.*	3,200	187,840
Compuware Corp.*	15,500	153,605
Comverse Technology, Inc.*	16,400	100,860
Concur Technologies, Inc.*	3,400	250,682
Electronic Arts, Inc.*	23,800	302,022
FactSet Research Systems, Inc.	3,100	298,902
Fair Isaac Corp.	2,500	110,650
Fortinet, Inc.*	30,630	739,408
Informatica Corp.*	8,100	281,961
Intuit, Inc.	92,360	5,438,157
JDA Software Group, Inc.*	3,200	101,696
Jive Software, Inc.*	1,812	28,466
Mentor Graphics Corp.*	6,500	100,620
MICROS Systems, Inc.*	5,990	294,229
Microsoft Corp.	1,025,820	30,548,920
MicroStrategy, Inc., Class A*	9,070	1,216,015
NetSuite, Inc.*	9,490	605,462
Nuance Communications, Inc.*	36,580	910,476
Oracle Corp.	609,208	19,183,960
Parametric Technology Corp.*	8,600	187,480
Pegasystems, Inc.	1,200	34,848
Progress Software Corp.*	4,404	94,202
QLIK Technologies, Inc.*	5,300	118,773
Quest Software, Inc.*†	4,200	117,600
RealPage, Inc.*	2,600	58,760
Red Hat, Inc.*	14,400	819,936
Rovi Corp.*	8,327	120,825
Salesforce.com, Inc.*	80,906	12,353,537
SolarWinds, Inc.*	4,500	250,830
Solera Holdings, Inc.	5,069	222,377
Sourcefire, Inc.*	2,200	107,866
Splunk, Inc.*	14,300	525,096
SS&C Technologies Holdings, Inc.*	3,000	75,630
Symantec Corp.*	52,400	943,200
Synchronoss Technologies, Inc.*	1,900	43,510
Synopsys, Inc.*	11,000	363,220
Take-Two Interactive Software, Inc.*	6,400	66,752
TIBCO Software, Inc.*	233,125	7,047,369
TiVo, Inc.*	9,100	94,913
Tyler Technologies, Inc.*	1,800	79,236
Ultimate Software Group, Inc.*	2,000	204,200
Verint Systems, Inc.*	1,600	43,904
VirnetX Holding Corp.*	2,700	68,661
Websense, Inc.*	2,900	45,385

		96,027,703

Total Information Technology		465,532,764

Materials (0.8%)
Chemicals (0.8%)
Monsanto Co.	57,275	5,213,170

Total Materials		5,213,170

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Verizon Communications, Inc.	5,710	260,205

Total Telecommunication Services		260,205

Total Common Stocks (76.8%) (Cost $366,276,073)		508,293,337

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(21.0%)
iShares S&P North American
Technology Sector Index Fund	308,250	21,346,313
Technology Select Sector SPDR Fund	2,377,400	73,295,242
Vanguard Information Technology
Index ETF	610,000	44,774,000

Total Investment Companies (21.0%) (Cost $96,726,858)		139,415,555

Total Investments (97.8%) (Cost $463,002,931)		647,708,892
Other Assets Less Liabilities (2.2%)		14,437,173

Net Assets (100%)		$662,146,065

*	Non-income producing.

†	Securities (totaling $117,600 or 0.0% of net assets) at fair value by management.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,288,315	$—	$—	$30,288,315
Health Care	2,088,685	923,550	—	3,012,235
Industrials	3,986,648	—	—	3,986,648
Information Technology	443,499,751	21,915,413	117,600	465,532,764
Materials	5,213,170	—	—	5,213,170
Telecommunication Services	260,205	—	—	260,205
Investment Companies
Exchange Traded Funds (ETFs)	139,415,555	—	—	139,415,555

Total Assets	$624,752,329	$22,838,963	$117,600	$647,708,892

Total Liabilities	$—	$—	$—	$—

Total	$624,752,329	$22,838,963	$117,600	$647,708,892

(a)	A Security with a market value of $81,216 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/11	$—
Total gains or losses (realized/unrealized) included in earnings	39,480
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	78,120
Transfers out of Level 3	—

Balance as of 9/30/12	$117,600

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/12.	$39,480

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$295,067,877
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$322,335,356

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,362,178
Aggregate gross unrealized depreciation	(13,808,757)

Net unrealized appreciation	$165,553,421

Federal income tax cost of investments	$482,155,471

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	950,720	$9,790,506
EQ/Equity 500 Index Portfolio‡	549,080	13,969,484
EQ/Global Bond PLUS Portfolio‡	598,209	6,101,015
EQ/Global Multi-Sector Equity Portfolio‡	901,900	10,949,771
EQ/International ETF Portfolio‡	1,650,050	10,413,073
EQ/PIMCO Ultra Short Bond Portfolio‡	500,846	5,022,082
EQ/Small Company Index Portfolio‡	240,365	2,474,075
Multimanager Aggressive Equity Portfolio‡	80,775	2,417,246
Multimanager Large Cap Value Portfolio‡	310,443	3,245,556
Multimanager Mid Cap Growth Portfolio*‡	146,355	1,426,298
Multimanager Mid Cap Value Portfolio‡	259,416	2,500,678
Multimanager Multi-Sector Bond Portfolio‡	2,883,499	11,887,032

Total Investments (99.1%) (Cost $69,586,144)		80,196,816
Other Assets Less Liabilities (0.9%)		690,734

Net Assets (100%)		$80,887,550

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,355,841	$1,003,205	$1,801,597	$9,790,506	$462	$73,006
EQ/Equity 500 Index Portfolio	15,232,581	613,812	3,662,929	13,969,484	—	436,359
EQ/Global Bond PLUS Portfolio	6,108,017	931,287	1,041,275	6,101,015	28,450	95,605
EQ/Global Multi-Sector Equity Portfolio	10,069,399	886,188	1,295,889	10,949,771	14,982	164
EQ/International ETF Portfolio	10,084,763	1,389,051	1,974,240	10,413,073	32,214	27,444
EQ/PIMCO Ultra Short Bond Portfolio	5,069,100	596,142	719,501	5,022,082	145	(114)
EQ/Small Company Index Portfolio	2,216,361	574,633	585,651	2,474,075	—	22,395
Multimanager Aggressive Equity Portfolio	3,510,245	103,334	1,488,708	2,417,246	—	213,434
Multimanager Large Cap Value Portfolio	3,369,428	252,868	791,223	3,245,556	—	29,258
Multimanager Mid Cap Growth Portfolio	1,508,746	44,403	290,940	1,426,298	—	31,277
Multimanager Mid Cap Value Portfolio	2,410,402	281,401	437,970	2,500,678	—	637
Multimanager Multi-Sector Bond Portfolio	9,412,409	3,332,002	1,394,378	11,887,032	—	(1,345)

	$79,347,292	$10,008,326	$15,484,301	$80,196,816	$76,253	$928,120

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$80,196,816	$—	$80,196,816

Total Assets	$—	$80,196,816	$—	$80,196,816

Total Liabilities	$—	$—	$—	$—

Total	$—	$80,196,816	$—	$80,196,816

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$10,008,326
Net Proceeds of Sales and Redemptions:
Investment Companies	$16,280,397

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,998,953
Aggregate gross unrealized depreciation	(544,596)

Net unrealized appreciation	$10,454,357

Federal income tax cost of investments	$69,742,459

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	762,802	$7,855,333
EQ/Equity 500 Index Portfolio‡	1,167,042	29,691,425
EQ/Global Bond PLUS Portfolio‡	502,873	5,128,702
EQ/Global Multi-Sector Equity Portfolio‡	1,377,805	16,727,631
EQ/International ETF Portfolio‡	2,639,682	16,658,402
EQ/PIMCO Ultra Short Bond Portfolio‡	413,823	4,149,484
EQ/Small Company Index Portfolio‡	588,922	6,061,773
Multimanager Aggressive Equity Portfolio‡	108,422	3,244,608
Multimanager Large Cap Value Portfolio‡	290,388	3,035,884
Multimanager Mid Cap Growth Portfolio*‡	97,518	950,355
Multimanager Mid Cap Value Portfolio‡	327,357	3,155,599
Multimanager Multi-Sector Bond Portfolio‡	2,274,135	9,374,972

Total Investments (99.9%) (Cost $95,372,504)		106,034,168
Other Assets Less Liabilities (0.1%)		149,477

Net Assets (100%)		$106,183,645

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$6,628,187	$2,226,153	$1,224,728	$7,855,333	$359	$2,392
EQ/Equity 500 Index Portfolio	27,683,217	3,065,027	5,458,099	29,691,425	—	(46,712)
EQ/Global Bond PLUS Portfolio	4,991,224	820,499	765,103	5,128,702	23,579	81,620
EQ/Global Multi-Sector Equity Portfolio	14,123,230	2,355,163	1,643,293	16,727,631	22,643	(2,238)
EQ/International ETF Portfolio	14,166,632	3,102,694	1,941,804	16,658,402	48,786	45,638
EQ/PIMCO Ultra Short Bond Portfolio	3,895,770	761,156	567,366	4,149,484	117	(20)
EQ/Small Company Index Portfolio	5,207,437	904,646	770,971	6,061,773	—	5,701
Multimanager Aggressive Equity Portfolio	4,045,468	328,942	1,583,989	3,244,608	—	164,879
Multimanager Large Cap Value Portfolio	3,031,437	341,890	727,541	3,035,884	—	14,565
Multimanager Mid Cap Growth Portfolio	972,631	124,729	271,954	950,355	—	2,859
Multimanager Mid Cap Value Portfolio	2,986,200	250,151	385,723	3,155,599	—	1,524
Multimanager Multi-Sector Bond Portfolio	7,425,338	2,563,735	1,034,048	9,374,972	—	(67)

	$95,156,771	$16,844,785	$16,374,619	$106,034,168	$95,484	$270,141

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$106,034,168	$—	$106,034,168

Total Assets	$—	$106,034,168	$—	$106,034,168

Total Liabilities	$—	$—	$—	$—

Total	$—	$106,034,168	$—	$106,034,168

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$16,844,785
Net Proceeds of Sales and Redemptions:
Investment Companies	$16,509,396

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,773,218
Aggregate gross unrealized depreciation	(2,353,875)

Net unrealized appreciation	$10,419,343

Federal income tax cost of investments	$95,614,825

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	270,519	$2,785,804
EQ/Equity 500 Index Portfolio‡	932,462	23,723,327
EQ/Global Bond PLUS Portfolio‡	184,501	1,881,692
EQ/Global Multi-Sector Equity Portfolio‡	968,336	11,756,355
EQ/International ETF Portfolio‡	1,885,165	11,896,825
EQ/PIMCO Ultra Short Bond Portfolio‡	149,552	1,499,583
EQ/Small Company Index Portfolio‡	489,218	5,035,519
Multimanager Aggressive Equity Portfolio‡	38,761	1,159,960
Multimanager Large Cap Value Portfolio‡	171,345	1,791,340
Multimanager Mid Cap Growth Portfolio*‡	60,704	591,585
Multimanager Mid Cap Value Portfolio‡	144,019	1,388,286
Multimanager Multi-Sector Bond Portfolio‡	857,045	3,533,112

Total Investments (99.6%) (Cost $58,352,950)		67,043,388
Other Assets Less Liabilities (0.4%)		265,619

Net Assets (100%)		$67,309,007

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,578,418	$672,606	$546,033	$2,785,804	$124	$(281)
EQ/Equity 500 Index Portfolio	22,011,305	2,814,293	4,539,240	23,723,327	—	9,354
EQ/Global Bond PLUS Portfolio	1,646,295	477,768	271,726	1,881,692	8,842	30,357
EQ/Global Multi-Sector Equity Portfolio	9,916,859	2,180,701	1,650,427	11,756,355	15,943	(2,373)
EQ/International ETF Portfolio	10,419,856	2,181,622	1,647,600	11,896,825	34,276	33,044
EQ/PIMCO Ultra Short Bond Portfolio	1,278,867	443,656	242,994	1,499,583	40	94
EQ/Small Company Index Portfolio	4,430,912	747,045	741,903	5,035,519	—	7,204
Multimanager Aggressive Equity Portfolio	1,822,024	241,937	1,068,354	1,159,960	—	108,707
Multimanager Large Cap Value Portfolio	1,840,165	263,274	548,486	1,791,340	—	4,384
Multimanager Mid Cap Growth Portfolio	580,501	93,683	159,133	591,585	—	250
Multimanager Mid Cap Value Portfolio	1,439,676	160,115	355,517	1,388,286	—	1,468
Multimanager Multi-Sector Bond Portfolio	2,797,630	996,467	420,909	3,533,112	—	211

	$60,762,508	$11,273,167	$12,192,322	$67,043,388	$59,225	$192,419

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$67,043,388	$—	$67,043,388

Total Assets	$—	$67,043,388	$—	$67,043,388

Total Liabilities	$—	$—	$—	$—

Total	$—	$67,043,388	$—	$67,043,388

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$11,273,167
Net Proceeds of Sales and Redemptions:
Investment Companies	$12,315,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,589,521
Aggregate gross unrealized depreciation	(921,968)

Net unrealized appreciation	$8,667,553

Federal income tax cost of investments	$58,375,835

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	88,740	$913,845
EQ/Equity 500 Index Portfolio‡	583,571	14,846,992
EQ/Global Multi-Sector Equity Portfolio‡	592,497	7,193,379
EQ/International ETF Portfolio‡	1,159,901	7,319,855
EQ/PIMCO Ultra Short Bond Portfolio‡	12,534	125,677
EQ/Small Company Index Portfolio‡	315,524	3,247,689
Multimanager Aggressive Equity Portfolio‡	9,049	270,793
Multimanager Large Cap Value Portfolio‡	101,764	1,063,904
Multimanager Mid Cap Growth Portfolio*‡	30,753	299,699
Multimanager Mid Cap Value Portfolio‡	92,027	887,110
Multimanager Multi-Sector Bond Portfolio‡	147,806	609,321

Total Investments (99.7%) (Cost $31,543,517)		36,778,264
Other Assets Less Liabilities (0.3%)		99,062

Net Assets (100%)		$36,877,326

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2012, were as follows:

Securities	Market Value December 31, 2011	Purchases at Cost	Sales at Cost	Market Value September 30, 2012	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$840,992	$142,871	$97,027	$913,845	$43	$231
EQ/Equity 500 Index Portfolio	13,363,065	2,490,853	3,125,220	14,846,992	—	7,744
EQ/Global Multi-Sector Equity Portfolio	5,580,886	1,922,313	1,070,003	7,193,379	9,831	947
EQ/International ETF Portfolio	5,902,615	1,953,934	1,070,230	7,319,855	21,248	20,922
EQ/PIMCO Ultra Short Bond Portfolio	—	125,003	—	125,677	3	—
EQ/Small Company Index Portfolio	2,568,553	749,931	433,214	3,247,689	—	4,499
Multimanager Aggressive Equity Portfolio	703,988	185,118	644,530	270,793	—	72,376
Multimanager Large Cap Value Portfolio	992,559	210,352	274,605	1,063,904	—	1,232
Multimanager Mid Cap Growth Portfolio	252,579	74,033	62,280	299,699	—	33
Multimanager Mid Cap Value Portfolio	876,257	118,662	196,667	887,110	—	1,581
Multimanager Multi-Sector Bond Portfolio	365,407	302,673	84,838	609,321	—	112

	$31,446,901	$8,275,743	$7,058,614	$36,778,264	$31,125	$109,677

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2012 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2012:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$36,778,264	$—	$36,778,264

Total Assets	$—	$36,778,264	$—	$36,778,264

Total Liabilities	$—	$—	$—	$—

Total	$—	$36,778,264	$—	$36,778,264

Investment security transactions for the nine months ended September 30, 2012 were as follows:

Cost of Purchases:
Investment Companies	$8,275,743
Net Proceeds of Sales and Redemptions:
Investment Companies	$7,144,031

As of September 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,811,524
Aggregate gross unrealized depreciation	(586,263)

Net unrealized appreciation	$5,225,261

Federal income tax cost of investments	$31,553,003

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

Note 1 Valuation:

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“AXA FMG”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Trust’s Valuation Committee (“Committee”), established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Valuation Committee is comprised of senior employees from AXA FMG.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

On a monthly basis, the Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee calculates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

On a monthly basis, the Committee reviews and considers changes in value for all fair valued securities that occur since the last review.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2012 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

See Notes to Portfolio of Investments.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 27, 2012

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 27, 2012